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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Large Company Value Portfolio
ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value II Portfolio
ING Davis New York Venture Portfolio
ING Fidelity ® VIP Contrafund ® Portfolio
ING Fidelity ® VIP Equity-Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio
ING Neuberger Berman Partners Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution Growth and Income Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Aerospace/Defense: 1.1%
3,700		Northrop Grumman Corp.	$223,998
			223,998
		Agriculture: 1.2%
5,900		Altria Group, Inc.	117,056
1,800		Lorillard, Inc.	128,070
			245,126
		Apparel: 0.7%
1,800	L	VF Corp.	139,158
			139,158
		Banks: 6.7%
16,400		Bank of America Corp.	574,000
5,300		Bank of New York Mellon Corp.	172,674
13,700	L	National City Corp.	23,975
5,700	S	US Bancorp.	205,314
10,700	S	Wells Fargo & Co.	401,571
			1,377,534
		Beverages: 2.1%
5,600		Coca-Cola Co.	296,128
4,700		Pepsi Bottling Group, Inc.	137,099
			433,227
		Biotechnology: 0.9%
3,200	@	Amgen, Inc.	189,664
			189,664
		Chemicals: 2.0%
5,600		EI Du Pont de Nemours & Co.	225,680
3,000		PPG Industries, Inc.	174,960
			400,640
		Commercial Services: 1.5%
6,200		H&R Block, Inc.	141,050
1,100		Robert Half International, Inc.	27,225
5,300		RR Donnelley & Sons Co.	130,009
			298,284
		Computers: 2.2%
4,300	S	Hewlett-Packard Co.	198,832
2,200		International Business Machines Corp.	257,312
			456,144
		Diversified Financial Services: 9.7%
30,600	S	Citigroup, Inc.	627,606
4,700		Discover Financial Services	64,954
1,500	L	Goldman Sachs Group, Inc.	192,000
15,400		JPMorgan Chase & Co.	719,180
1,400		Legg Mason, Inc.	53,284
6,200		Merrill Lynch & Co., Inc.	156,860
6,900	S	Morgan Stanley	158,700
			1,972,584
		Electric: 3.0%
4,400		Exelon Corp.	275,528
4,700	@, L	NRG Energy, Inc.	116,325
5,800	L	PPL Corp.	214,716
			606,569
		Environmental Control: 0.7%
4,500	L	Waste Management, Inc.	141,705
			141,705
		Food: 1.5%
5,900	S	Kroger Co.	162,132
5,100	S	Unilever NV ADR	143,616
			305,748
		Forest Products & Paper: 1.1%
2,500		International Paper Co.	65,450
2,700	L	Weyerhaeuser Co.	163,566
			229,016
		Healthcare - Products: 3.7%
8,900	S	Johnson & Johnson	616,592
2,900		Medtronic, Inc.	145,290
			761,882
		Healthcare - Services: 0.4%
1,700		Quest Diagnostics	87,839
			87,839
		Household Products/Wares: 1.2%
2,200	L	Avery Dennison Corp.	97,856
2,400		Clorox Co.	150,456
			248,312
		Housewares: 0.7%
7,900		Newell Rubbermaid, Inc.	136,354
			136,354

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 4.4%
6,100	S	Allstate Corp.	$281,332
3,400		Hartford Financial Services Group, Inc.	139,366
2,340		Loews Corp.	92,407
4,500	L	MGIC Investment Corp.	31,635
2,600		Torchmark Corp.	155,480
4,400		Travelers Cos., Inc.	198,880
			899,100
		Iron/Steel: 0.5%
2,400		Nucor Corp.	94,800
			94,800
		Machinery - Construction & Mining: 0.8%
2,900	L	Caterpillar, Inc.	172,840
			172,840
		Media: 3.1%
7,900	L	CBS Corp. - Class B	115,182
5,600	S	Gannett Co., Inc.	94,696
20,400	L	Time Warner, Inc.	267,444
5,900	@, L	Viacom - Class B	146,556
			623,878
		Miscellaneous Manufacturing: 7.1%
3,300		Dover Corp.	133,815
38,100	S	General Electric Co.	971,550
4,700		Ingersoll-Rand Co.	146,499
2,000		Parker Hannifin Corp.	106,000
2,600		Tyco International Ltd.	91,052
			1,448,916
		Office/Business Equipment: 0.7%
900		Pitney Bowes, Inc.	29,934
10,200		Xerox Corp.	117,606
			147,540
		Oil & Gas: 16.6%
1,000		Apache Corp.	104,280
11,300	S	Chevron Corp.	932,024
8,700	S	ConocoPhillips	637,275
1,100		Devon Energy Corp.	100,320
14,500	S	ExxonMobil Corp.	1,126,070
8,500	S	Royal Dutch Shell PLC ADR - Class A	501,585
			3,401,554
		Oil & Gas Services: 0.5%
2,000	@	National Oilwell Varco, Inc.	100,460
			100,460
		Pharmaceuticals: 6.9%
3,500	S	Abbott Laboratories	201,530
3,900		Eli Lilly & Co.	171,717
7,000		Merck & Co., Inc.	220,920
32,600		Pfizer, Inc.	601,144
6,000		Wyeth	221,640
			1,416,951
		Retail: 5.7%
3,700		Best Buy Co., Inc.	138,750
2,000	L	Darden Restaurants, Inc.	57,260
5,200	S	Gap, Inc.	92,456
5,800		Home Depot, Inc.	150,162
2,900	@	Kohl’s Corp.	133,632
400		McDonald’s Corp.	24,680
6,000	L	Staples, Inc.	135,000
3,700	@	Starbucks Corp.	55,019
4,500		Walgreen Co.	139,320
4,100		Wal-Mart Stores, Inc.	245,549
			1,171,828
		Semiconductors: 1.0%
4,800		Applied Materials, Inc.	72,624
4,700		Intel Corp.	88,031
2,000		Texas Instruments, Inc.	43,000
			203,655
		Software: 2.5%
1,700	@	Fiserv, Inc.	80,444
9,400		Microsoft Corp.	250,886
8,400	@	Oracle Corp.	170,604
			501,934
		Telecommunications: 6.4%
25,700	S	AT&T, Inc.	717,544
1,800		Embarq Corp.	72,990
4,500		Motorola, Inc.	32,130
11,900	L	Sprint Nextel Corp.	72,590
13,000	S	Verizon Communications, Inc.	417,170
			1,312,424
		Transportation: 0.2%
3,200	@, L	YRC Worldwide, Inc.	38,272
			38,272
		Total Common Stock
		(Cost $22,726,510)	19,787,936

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Shopping Centers: 0.3%
1,800	L	Developers Diversified Realty Corp.	$57,042
		Total Real Estate Investment Trusts
		(Cost $56,526)	57,042
		Total Long-Term Investments
		(Cost $22,783,036)	19,844,978
SHORT-TERM INVESTMENTS: 10.9%
		Affiliated Mutual Fund: 2.7%
544,591		ING Institutional Prime Money Market Fund - Class I	544,591
		Total Mutual Fund
		(Cost $544,591)	544,591

Principal Amount				Value
		Securities Lending Collateral(cc): 8.2%
$1,703,958		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,683,185
		Total Securities Lending Collateral
		(Cost $1,703,958)		1,683,185
		Total Short-Term Investments
		(Cost $2,248,549)		2,227,776
		Total Investments in Securities
		(Cost $25,031,585)*	108.0%	$22,072,754
		Other Assets and Liabilities - Net	(8.0)	(1,639,924)
		Net Assets	100.0%	$20,432,830

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $26,405,637.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$430,881
		Gross Unrealized Depreciation		(4,763,764)
		Net Unrealized Depreciation		$(4,332,883)

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$22,072,754	$(28,919)
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$22,072,754	$(28,919)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING American Century Large Company Value Portfolio Open Futures Contracts on September 30, 2008

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500 E-Mini	9	12/19/08	$(28,919)
			$(28,919)

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 89.4%
		Aerospace/Defense: 1.6%
3,600	@	Alliant Techsystems, Inc.	$338,184
1,900		Curtiss-Wright Corp.	86,355
1,500		DRS Technologies, Inc.	115,125
3,200	@	Esterline Technologies Corp.	126,688
7,900		Kaman Corp.	224,992
4,300	@	Moog, Inc.	184,384
2,400		Northrop Grumman Corp.	145,296
5,200	L	Triumph Group, Inc.	237,692
			1,458,716
		Agriculture: 0.1%
1,900		Universal Corp.	93,271
			93,271
		Airlines: 0.3%
3,900	@	Alaska Air Group, Inc.	79,521
6,800		Skywest, Inc.	108,664
7,419		Southwest Airlines Co.	107,650
			295,835
		Apparel: 0.7%
41,300	@, L	CROCS, Inc.	147,854
6,061	I, L	Weyco Group, Inc.	202,862
10,600		Wolverine World Wide, Inc.	280,476
			631,192
		Auto Manufacturers: 0.2%
5,200		Bayerische Motoren Werke AG	200,729
			200,729
		Auto Parts & Equipment: 1.2%
20,125		Autoliv, Inc.	679,219
8,200	@	Commercial Vehicle Group, Inc.	58,302
10,500		Cooper Tire & Rubber Co.	90,300
11,500	@, L	Lear Corp.	120,750
4,900		Superior Industries International	93,884
6,700	@, L	Tenneco, Inc.	71,221
			1,113,676
		Banks: 4.9%
16,600	L	Associated Banc-Corp.	331,170
4,200		Bancorpsouth, Inc.	118,146
5,257	L	Central Pacific Financial Corp.	88,370
47,200	L	Citizens Banking Corp.	145,376
7,490		Commerce Bancshares, Inc.	347,536
9,500	L	FNB Corp.	151,810
37,400	L	Fulton Financial Corp.	408,034
38,300	L	Hanmi Financial Corp.	193,415
10,317		Marshall & Ilsley Corp.	207,888
64,600		National City Corp.	113,050
8,100	L	Old National Bancorp.	162,162
13,200	L	Provident Bankshares Corp.	128,172
11,000		South Financial Group, Inc.	80,630
1,798		SunTrust Bank	80,892
4,700	L	Susquehanna Bancshares, Inc.	91,744
16,100	L	Synovus Financial Corp.	166,635
7,200		TCF Financial Corp.	129,600
14,000		UCBH Holdings, Inc.	89,740
6,800	L	United Bankshares, Inc.	238,000
10,500	L	Webster Financial Corp.	265,125
15,200	L	Whitney Holding Corp.	368,600
20,157	L	Wilmington Trust Corp.	581,126
			4,487,221
		Beverages: 0.7%
22,700		Coca-Cola Enterprises, Inc.	380,679
3,626	L	Farmer Bros Co.	90,179
6,800		Pepsi Bottling Group, Inc.	198,356
			669,214
		Building Materials: 0.6%
6,200	@	Interline Brands, Inc.	100,502
29,388	L	LSI Industries, Inc.	243,039
4,368		Masco Corp.	78,362
3,100		Simpson Manufacturing Co., Inc.	83,979
			505,882
		Chemicals: 2.5%
2,900		Arch Chemicals, Inc.	102,370
5,900		Cytec Industries, Inc.	229,569
4,700		Ecolab, Inc.	228,044
3,068	L	Ferro Corp.	61,667
9,000	I	Hawkins, Inc.	157,680

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
4,100		HB Fuller Co.	$85,567
9,200		Hercules, Inc.	182,068
10,691		International Flavors & Fragrances, Inc.	421,867
4,105		Minerals Technologies, Inc.	243,673
6,300	@, L	OM Group, Inc.	141,750
4,700		Rohm & Haas Co.	329,000
2,900		Sensient Technologies Corp.	81,577
1,300		Sherwin-Williams Co.	74,308
			2,339,140
		Commercial Services: 1.4%
4,100		ABM Industries, Inc.	89,544
28,400	L	Advance America Cash Advance Centers, Inc.	84,916
2,700		Automatic Data Processing, Inc.	115,425
3,900	@	Consolidated Graphics, Inc.	118,287
7,800		Corporate Executive Board Co.	243,750
4,700	L	Heidrick & Struggles International, Inc.	141,705
892	@	Medquist, Inc.	4,273
8,500	@	MPS Group, Inc.	85,680
7,500	@	Rent-A-Center, Inc.	167,100
2,600	@	Steiner Leisure Ltd.	89,388
10,500	@, L	Valassis Communications, Inc.	90,930
1,600		Watson Wyatt Worldwide, Inc.	79,568
			1,310,566
		Computers: 2.2%
1,800	@	CACI International, Inc.	90,180
18,700	@	Cadence Design Systems, Inc.	126,412
11,278		Diebold, Inc.	373,415
24,500	@, L	Electronics for Imaging	341,285
3,300	L	Imation Corp.	74,547
10,400	@	Insight Enterprises, Inc.	139,464
7,900	@, L	Lexmark International, Inc.	257,303
5,200	@	Perot Systems Corp.	90,220
9,200	@, L	Rackable Systems, Inc.	90,252
24,072	@	Synopsys, Inc.	480,236
			2,063,314
		Cosmetics/Personal Care: 0.3%
21,100	@, L	Bare Escentuals, Inc.	229,357
			229,357
		Distribution/Wholesale: 1.0%
10,100	@, L	Core-Mark Holding Co., Inc.	252,399
8,559		Genuine Parts Co.	344,157
3,500	L	Pool Corp.	81,655
4,400	@	Tech Data Corp.	131,340
1,600	@	United Stationers, Inc.	76,528
			886,079
		Diversified Financial Services: 3.0%
13,800	@	AllianceBernstein Holding LP	510,738
8,300		Ameriprise Financial, Inc.	317,060
7,600	@, L	Asset Acceptance Capital Corp.	80,104
25,000	@	Cowen Group, Inc.	213,750
24,600	L	Federated Investors, Inc.	709,710
6,500	@	Knight Capital Group, Inc.	96,590
6,600		Legg Mason, Inc.	251,196
8,300		National Financial Partners Corp.	124,500
21,875	@, L	TradeStation Group, Inc.	204,531
11,900		Waddell & Reed Financial, Inc.	294,525
			2,802,704
		Electric: 6.8%
7,300		Ameren Corp.	284,919
5,700		Black Hills Corp.	177,099
5,000	L	Cleco Corp.	126,250
5,000		Consolidated Edison, Inc.	214,800
49,352	L	Empire District Electric Co.	1,053,664
37,600		Great Plains Energy, Inc.	835,472
16,650		Idacorp, Inc.	484,349
9,400	L	MGE Energy, Inc.	334,170
25,711		Portland General Electric Co.	608,322
12,337		Puget Energy, Inc.	329,398
23,900		Sierra Pacific Resources	228,962
34,078		Westar Energy, Inc.	785,157
9,884		Wisconsin Energy Corp.	443,792
20,435		Xcel Energy, Inc.	408,496
			6,314,850
		Electrical Components & Equipment: 1.5%
2,900		Belden CDT, Inc.	92,191
3,300	@, L	General Cable Corp.	117,579
16,400		Hubbell, Inc.	574,820
6,376	@	Littelfuse, Inc.	189,558
20,289		Molex, Inc.	455,488
			1,429,636

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 2.7%
1,800	L	American Science & Engineering, Inc.	$107,514
5,300		AVX Corp.	54,007
7,200		Bel Fuse, Inc.	204,984
17,300	@, L	Benchmark Electronics, Inc.	243,584
4,700		Brady Corp.	165,816
2,600	@	Coherent, Inc.	92,430
6,000	@, L	Cymer, Inc.	151,980
17,200	@, L	Electro Scientific Industries, Inc.	244,584
5,400		Park Electrochemical Corp.	130,896
4,200	@, L	Rogers Corp.	155,316
6,600		Technitrol, Inc.	97,614
3,600	@	Thomas & Betts Corp.	140,652
11,202		Tyco Electronics Ltd.	309,847
62,600	@	Vishay Intertechnology, Inc.	414,412
			2,513,636
		Engineering & Construction: 0.8%
6,500	@	EMCOR Group, Inc.	171,080
11,844		Granite Construction, Inc.	424,252
11,200	@, L	Sterling Construction Co., Inc.	181,440
			776,772
		Entertainment: 1.2%
4,000	@	Bally Technologies, Inc.	121,120
12,902		International Speedway Corp.	502,017
23,701		Speedway Motorsports, Inc.	461,695
			1,084,832
		Environmental Control: 0.5%
7,017		Republic Services, Inc.	210,370
9,032		Waste Management, Inc.	284,418
			494,788
		Food: 3.1%
37,700		B&G Foods, Inc.	269,555
3,300		Campbell Soup Co.	127,380
32,178		ConAgra Foods, Inc.	626,184
1,800		Corn Products International, Inc.	58,104
5,037		Hershey Co.	199,163
2,200		Hormel Foods Corp.	79,816
7,000		J&J Snack Foods Corp.	237,370
3,100		Kellogg Co.	173,910
3,100	L	Lancaster Colony Corp.	116,746
21,066		Maple Leaf Foods, Inc.	169,241
7,500	L	Pilgrim’s Pride Corp.	18,675
1,300	@	Ralcorp Holdings, Inc.	87,633
8,751		Tyson Foods, Inc.	104,487
4,500	I	Village Super Market	214,515
11,900		Weis Markets, Inc.	428,519
			2,911,298
		Forest Products & Paper: 0.9%
6,600		Glatfelter	89,364
5,000		International Paper Co.	130,900
9,936		MeadWestvaco Corp.	231,608
3,700	L	Neenah Paper, Inc.	73,260
4,767		Weyerhaeuser Co.	288,785
			813,917
		Gas: 1.6%
12,800		AGL Resources, Inc.	401,664
9,500		Atmos Energy Corp.	252,890
2,600		Nicor, Inc.	115,310
10,242	L	Southwest Gas Corp.	309,923
11,633		WGL Holdings, Inc.	377,491
			1,457,278
		Hand/Machine Tools: 0.3%
7,700		Kennametal, Inc.	208,824
2,000		Regal-Beloit Corp.	85,040
			293,864
		Healthcare - Products: 3.1%
7,888		Beckman Coulter, Inc.	559,969
9,200	@	Boston Scientific Corp.	112,884
22,900	@	Cutera, Inc.	242,969
2,200	@	Hospira, Inc.	84,040
8,200	@	ICU Medical, Inc.	249,362
16,600	L	LCA-Vision, Inc.	77,024
3,200	@	Patterson Cos., Inc.	97,312
2,500		Steris Corp.	93,950
7,124	@	Symmetry Medical, Inc.	132,221
6,475	I	Utah Medical Products, Inc.	178,386
5,800	@, L	Vital Images, Inc.	87,000
1,200		Vital Signs, Inc.	88,680
30,488	I	Young Innovations, Inc.	615,248
3,400	@	Zimmer Holdings, Inc.	219,504
			2,838,549
		Healthcare - Services: 1.9%
6,700	@, L	Amsurg Corp.	170,649
30,500	@	Assisted Living Concepts, Inc.	194,285

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
8,100	@, L	LifePoint Hospitals, Inc.	$260,334
13,800	@	Magellan Health Services, Inc.	566,628
5,400		National Healthcare Corp.	254,448
11,700	@, L	Odyssey HealthCare, Inc.	118,755
1,428		Universal Health Services, Inc.	80,011
8,700	@	US Physical Therapy, Inc.	151,032
			1,796,142
		Home Builders: 0.2%
15,873	L	Winnebago Industries	205,080
			205,080
		Home Furnishings: 0.4%
6,500		Ethan Allen Interiors, Inc.	182,130
2,700		Whirlpool Corp.	214,083
			396,213
		Household Products/Wares: 2.3%
5,700		American Greetings Corp.	87,153
9,500		Avery Dennison Corp.	422,560
3,900		Clorox Co.	244,491
5,100		CSS Industries, Inc.	131,274
16,923		Kimberly-Clark Corp.	1,097,287
2,900		Tupperware Corp.	80,127
2,300	L	WD-40 Co.	82,639
			2,145,531
		Insurance: 7.9%
11,986		Allstate Corp.	552,794
22,800	L	American Equity Investment Life Holding Co.	171,000
9,711		Arthur J. Gallagher & Co.	249,184
11,800		Aspen Insurance Holdings Ltd.	324,500
6,300	L	Assured Guaranty Ltd.	102,438
4,100		Baldwin & Lyons, Inc.	98,277
10,700		Chubb Corp.	587,430
6,500		Erie Indemnity Co.	274,755
6,200		Hanover Insurance Group, Inc.	282,224
1,953		Hartford Financial Services Group, Inc.	80,053
72,020		HCC Insurance Holdings, Inc.	1,944,540
1,800		Hilb Rogal & Hobbs Co.	84,132
19,956		Horace Mann Educators Corp.	256,834
4,900		IPC Holdings Ltd.	148,029
5,600		Lincoln National Corp.	239,736
19,755		Marsh & McLennan Cos., Inc.	627,419
7,300	L	Max Re Capital Ltd.	169,579
2,414		Mercer Insurance Group, Inc.	38,769
15,900		OneBeacon Insurance Group Ltd.	336,285
8,700	L	Phoenix Cos., Inc.	80,388
5,100		Platinum Underwriters Holdings Ltd.	180,948
4,500	@	ProAssurance Corp.	252,000
3,200	L	United Fire & Casualty Co.	91,488
4,729		Unitrin, Inc.	117,941
			7,290,743
		Investment Companies: 1.8%
69,800	L	Ares Capital Corp.	728,014
25,500	I	Highland Distressed Opportunities, Inc.	75,735
98,500		MCG Capital Corp.	258,070
8,600	L	MVC Capital, Inc.	131,150
28,000	L	Patriot Capital Funding, Inc.	178,360
26,800		PennantPark Investment Corp.	198,588
8,900		Prospect Capital Corp.	114,009
			1,683,926
		Iron/Steel: 0.7%
5,000		Carpenter Technology Corp.	128,250
9,200	L	Mesabi Trust	178,020
7,900	L	Schnitzer Steel Industries, Inc.	309,996
			616,266
		Leisure Time: 0.3%
8,500		Callaway Golf Co.	119,595
6,400	@	WMS Industries, Inc.	195,648
			315,243
		Machinery - Diversified: 0.8%
25,353	@, L	Altra Holdings, Inc.	374,210
4,500		Applied Industrial Technologies, Inc.	121,185
5,000		IDEX Corp.	155,100
5,300	@	Kadant, Inc.	120,681
			771,176
		Media: 1.1%
18,500		Belo Corp.	110,260
32,900	@, L	Entravision Communications Corp.	88,501
6,400	L	Hearst-Argyle Television, Inc.	142,912
69,600		Journal Communications, Inc.	339,648
23,500	L	McClatchy Co.	103,400
6,900		McGraw-Hill Cos., Inc.	218,109
			1,002,830

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 1.2%
5,500	@	Hawk Corp.	$110,715
5,409	@, L	Haynes International, Inc.	253,303
3,800		Kaydon Corp.	171,228
3,688	I	Lawson Products	101,973
16,900		Mueller Industries, Inc.	388,869
14,400		Mueller Water Products, Inc.	93,600
1,900	L	Worthington Industries	28,386
			1,148,074
		Mining: 0.5%
6,100		Alcoa, Inc.	137,738
1,800		Kaiser Aluminum Corp.	77,310
3,300		Newmont Mining Corp.	127,908
4,800	@	RTI International Metals, Inc.	93,888
			436,844
		Miscellaneous Manufacturing: 1.2%
2,200	L	Acuity Brands, Inc.	91,872
17,800	L	Barnes Group, Inc.	359,916
4,400		Dover Corp.	178,420
43,584	@, L	Griffon Corp.	393,124
2,400	L	Pentair, Inc.	82,968
			1,106,300
		Office Furnishings: 0.3%
3,300		Herman Miller, Inc.	80,751
9,372		HNI, Corp.	237,486
			318,237
		Office/Business Equipment: 0.3%
7,493		Pitney Bowes, Inc.	249,217
			249,217
		Oil & Gas: 3.0%
3,868		Apache Corp.	403,355
3,800	L	Berry Petroleum Co.	147,174
2,700		BP Prudhoe Bay Royalty Trust	251,019
700		Cross Timbers Royalty Trust	32,340
19,586		Equitable Resources, Inc.	718,414
12,700		Frontier Oil Corp.	233,934
17,600	@	Grey Wolf, Inc.	136,928
500		Mesa Royalty Trust	31,375
1,500		Murphy Oil Corp.	96,210
3,100		Noble Energy, Inc.	172,329
6,746		St. Mary Land & Exploration Co.	240,495
4,500	@, L	Swift Energy Co.	174,105
6,800		Talisman Energy, Inc.	96,696
			2,734,374
		Oil & Gas Services: 2.2%
132,309	@, L	Global Industries Ltd.	918,224
25,393	@	Helix Energy Solutions Group, Inc.	616,542
2,200	@, L	Hornbeck Offshore Services, Inc.	84,964
15,400	@	Key Energy Services, Inc.	178,640
1,100		Lufkin Industries, Inc.	87,285
17,300	@	North American Energy Partners, Inc.	179,401
			2,065,056
		Packaging & Containers: 1.7%
53,498		Bemis Co.	1,402,183
8,100	@	Pactiv Corp.	201,123
			1,603,306
		Pharmaceuticals: 1.8%
2,300	@, L	Alpharma, Inc.	84,847
11,900		Bristol-Myers Squibb Co.	248,115
8,000	@	Matrixx Initiatives, Inc.	143,920
13,900	@, L	Obagi Medical Products, Inc.	138,722
20,100	@, I, L	Schiff Nutrition International, Inc.	137,283
13,500	@, L	Sciele Pharma, Inc.	415,665
15,500	@	Sepracor, Inc.	283,805
6,767	@	Watson Pharmaceuticals, Inc.	192,860
			1,645,217
		Real Estate: 0.1%
21,844	@, I	HFF, Inc.	87,376
			87,376
		Retail: 4.1%
5,200	L	Barnes & Noble, Inc.	135,616
2,500	@, L	BJ’s Wholesale Club, Inc.	97,150
5,906	@, L	California Pizza Kitchen, Inc.	76,010
4,100		Casey’s General Stores, Inc.	123,697
12,100		Cato Corp.	212,355
3,600	@	CEC Entertainment, Inc.	119,520
9,700	@	Chipotle Mexican Grill, Inc.	453,475
19,900		Christopher & Banks Corp.	152,633
4,300	@	Dollar Tree, Inc.	156,348
8,600	@, L	Dress Barn, Inc.	131,494
13,400	@, L	DSW, Inc.	183,580
3,000		Family Dollar Stores, Inc.	71,100
8,500	L	Fred’s, Inc.	120,870

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
2,800	L	Group 1 Automotive, Inc.	$60,844
16,500	@	HOT Topic, Inc.	109,065
4,300	@	Jack in the Box, Inc.	90,730
4,100		Kenneth Cole Productions, Inc.	60,270
8,053		Lowe’s Cos., Inc.	190,776
7,200	L	Men’s Wearhouse, Inc.	152,928
9,800	L	Penske Auto Group, Inc.	112,406
10,700	@, L	Red Robin Gourmet Burgers, Inc.	286,760
4,400	L	Regis Corp.	121,000
35,300	@, L	Ruby Tuesday, Inc.	204,387
11,500	L	Sport Supply Group, Inc.	126,500
8,600		Stage Stores, Inc.	117,476
3,400	@, L	Zale Corp.	85,000
			3,751,990
		Savings & Loans: 1.6%
6,000		Astoria Financial Corp.	124,380
5,800		First Niagara Financial Group, Inc.	91,350
46,578		People’s United Financial, Inc.	896,627
19,800		Washington Federal, Inc.	365,310
			1,477,667
		Semiconductors: 2.7%
8,800		Applied Materials, Inc.	133,144
2,900	@, L	Cabot Microelectronics Corp.	93,032
6,100		Cohu, Inc.	96,502
40,800	@	Emulex Corp.	435,336
19,906	@	Intellon Corp.	72,856
7,800		KLA-Tencor Corp.	246,870
24,900	@	Mattson Technology, Inc.	117,777
4,800	@	MKS Instruments, Inc.	95,568
17,300	@, L	Rudolph Technologies, Inc.	144,974
11,400	@	Semtech Corp.	159,144
14,600	@	Teradyne, Inc.	114,026
16,000	@	Varian Semiconductor Equipment Associates, Inc.	401,920
24,700	@	Verigy Ltd.	402,116
			2,513,265
		Software: 3.4%
14,500	@	Aspen Technology, Inc.	184,150
5,400		Fair Isaac Corp.	124,470
9,200		IMS Health, Inc.	173,972
48,600	@	Parametric Technology Corp.	894,240
30,500	@, L	Sybase, Inc.	933,910
23,600	@, L	THQ, Inc.	284,144
80,587	@, I, L	Ulticom, Inc.	523,816
			3,118,702
		Telecommunications: 1.8%
10,900	L	Adtran, Inc.	212,441
1,500	@, L	Anixter International, Inc.	89,265
5,964		Atlantic Tele-Network, Inc.	166,992
2,700		Black Box Corp.	93,231
3,900		CenturyTel, Inc.	142,935
7,644		D & E Communications, Inc.	57,712
3,100		Embarq Corp.	125,705
9,100		Frontier Communications Corp.	104,650
16,300		Iowa Telecommunications Services, Inc.	304,484
15,900	@	NeuStar, Inc.	316,251
4,200		Plantronics, Inc.	94,584
			1,708,250
		Textiles: 0.2%
4,300		G&K Services, Inc.	142,115
			142,115
		Toys/Games/Hobbies: 0.2%
9,338	@	RC2 Corp.	186,760
			186,760
		Transportation: 2.3%
7,200	L	Arkansas Best Corp.	242,568
5,700	@, L	Bristow Group, Inc.	192,888
110,600	L	DHT Maritime, Inc.	743,232
9,000	L	Genco Shipping & Trading Ltd.	299,160
10,800	L	Heartland Express, Inc.	167,616
17,200		OceanFreight, Inc.	231,684
9,500		UTI Worldwide, Inc.	161,690
3,700	L	Werner Enterprises, Inc.	80,327
			2,119,165
		Water: 0.2%
6,305		American Water Works Co., Inc. - New	135,558
			135,558
		Total Common Stock
		(Cost $90,523,096)	82,786,939

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 2.9%
		Apartments: 0.1%
14,200	L	Education Realty Trust, Inc.	$157,336
			157,336
		Forest Products & Paper: 0.4%
8,092		Rayonier, Inc.	383,156
			383,156
		Health Care: 0.2%
5,400		Healthcare Realty Trust, Inc.	157,410
			157,410
		Hotels: 0.2%
9,900		Host Hotels & Resorts, Inc.	131,571
3,078		Sunstone Hotel Investors, Inc.	41,553
			173,124
		Mortgage: 0.7%
12,600	L	Capstead Mortgage Corp.	137,970
4,100		Hatteras Financial Corp.	95,120
65,300		MFA Mortgage Investments, Inc.	424,450
			657,540
		Office Property: 0.4%
2,400		Boston Properties, Inc.	224,784
4,700		Mack-Cali Realty Corp.	159,189
			383,973
		Single Tenant: 0.5%
7,400		Getty Realty Corp.	164,058
8,200	L	National Retail Properties, Inc.	196,390
4,700		Realty Income Corp.	120,320
			480,768
		Storage: 0.2%
1,700		Public Storage, Inc.	168,317
			168,317
		Warehouse/Industrial: 0.2%
4,500		Prologis	185,715
			185,715
		Total Real Estate Investment Trusts
		(Cost $2,825,616)	2,747,339
EXCHANGE-TRADED FUNDS: 2.4%
		Exchange-Traded Funds: 2.4%
3,800		iShares Russell 2000 Index Fund	251,864
5,700	L	iShares Russell 2000 Value Index Fund	383,268
32,800		iShares Russell Midcap Value Index Fund	1,286,416
1,093		iShares S&P MidCap 400 Index Fund	79,089
3,800	L	iShares S&P SmallCap 600/BARRA Value Index Fund	247,190
		Total Exchange-Traded Funds
		(Cost $2,373,346)	2,247,827
PREFERRED STOCK: 2.8%
		Agriculture: 0.2%
181	P	Universal Corp.	202,087
			202,087
		Banks: 0.1%
8,800	P, I	Midwest Banc Holdings, Inc.	89,232
			89,232
		Insurance: 1.5%
28,048	I	Aspen Insurance Holdings Ltd.	1,318,256
5,075	P, I	Odyssey Re Holdings Corp.	96,425
			1,414,681
		Mining: 0.2%
2,300	I	Hecla Mining Co.	122,613
			122,613
		Real Estate: 0.8%
14,500	P, I	Ashford Hospitality Trust, Inc.	159,500
3,485	I	Lexington Realty Trust	116,922
12,226	P, I	National Retail Properties	244,520
10,700	P, I	PS Business Parks, Inc.	225,770
			746,712
		Total Preferred Stock
		(Cost $3,234,232)	2,575,325
		Total Long-Term Investments
		(Cost $98,956,290)	90,357,430
SHORT-TERM INVESTMENTS: 17.8%
		Affiliated Mutual Fund: 2.3%
2,085,272		ING Institutional Prime Money Market Fund - Class I	2,085,272
		Total Mutual Fund
		(Cost $2,085,272)	2,085,272

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 15.5%
$14,529,492		Bank of New York Mellon Corp. Institutional Cash Reserves		$14,397,190
		Total Securities Lending Collateral
		(Cost $14,529,492)		14,397,190
		Total Short-Term Investments
		(Cost $16,614,764)		16,482,462
		Total Investments in Securities
		(Cost $115,571,054)*	115.3%	$106,839,892
		Other Assets and Liabilities - Net	(15.3)	(14,216,456)
		Net Assets	100.0%	$92,623,436

	@	Non-income producing security
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $122,176,903.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,510,532
		Gross Unrealized Depreciation		(18,847,543)
		Net Unrealized Depreciation		$(15,337,011)

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$104,063,838	$—
Level 2 - Other Significant Observable Inputs	2,776,054	10,478
Level 3 - Significant Unobservable Inputs	—	—
Total	$106,839,892	$10,478

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 224,011	SELL	10/31/08	216,718	210,877	$5,841
EU Euro
EUR 94,754	SELL	10/31/08	138,456	133,819	4,637
					$10,478

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.2%
		Advertising: 2.5%
7,200	@	Lamar Advertising Co.	$222,408
			222,408
		Apparel: 2.9%
3,800		Polo Ralph Lauren Corp.	253,232
			253,232
		Chemicals: 0.4%
700		Airgas, Inc.	34,755
			34,755
		Commercial Services: 13.3%
1,200	@	Corrections Corp. of America	29,820
4,200		DeVry, Inc.	208,068
3,500		Equifax, Inc.	120,575
9,850	@	Gartner, Inc.	223,398
5,200	@	Iron Mountain, Inc.	126,932
800	@	Morningstar, Inc.	44,376
2,600	@	Quanta Services, Inc.	70,226
4,350		Ritchie Bros. Auctioneers, Inc.	101,616
3,300		Robert Half International, Inc.	81,675
8,550	@	SAIC, Inc.	172,967
			1,179,653
		Computers: 0.5%
1,000	@	IHS, Inc.	47,640
			47,640
		Distribution/Wholesale: 2.6%
4,150		Fastenal Co.	204,969
1,500	@	LKQ Corp.	25,455
			230,424
		Diversified Financial Services: 12.4%
1,400	@	AllianceBernstein Holding LP	51,814
5,900		BM&F BOVESPA SA	25,982
19,000		Charles Schwab Corp.	493,996
650		CME Group, Inc.	241,482
6,700		Eaton Vance Corp.	236,041
2,000		Jefferies Group, Inc.	44,800
			1,094,115
		Electrical Components & Equipment: 0.7%
850	@	Sunpower Corp.	60,291
			60,291
		Electronics: 1.4%
2,250	@	Thermo Electron Corp.	123,750
			123,750
		Energy - Alternate Sources: 0.9%
3,200	@	Covanta Holding Corp.	76,608
			76,608
		Entertainment: 1.2%
4,650	@	Scientific Games Corp.	107,043
			107,043
		Environmental Control: 2.5%
3,700	@	Stericycle, Inc.	217,967
			217,967
		Gas: 1.5%
6,500		Southern Union Co.	134,225
			134,225
		Hand/Machine Tools: 0.9%
2,800		Kennametal, Inc.	75,936
			75,936

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products: 5.4%
3,400		Densply International, Inc.	$127,636
2,300	@	Henry Schein, Inc.	123,832
4,200	@	Idexx Laboratories, Inc.	230,160
			481,628
		Healthcare - Services: 5.0%
3,500		Brookdale Senior Living, Inc.	76,965
4,600	@	Community Health Systems, Inc.	134,826
2,600	@	Covance, Inc.	229,866
			441,657
		Insurance: 5.6%
3,550	@	Arch Capital Group Ltd.	259,257
2,450		Assurant, Inc.	134,750
4,700		Brown & Brown, Inc.	101,614
			495,621
		Internet: 1.7%
2,200	@	Equinix, Inc.	152,812
			152,812
		Lodging: 4.4%
2,250		Choice Hotels International, Inc.	60,975
4,000	@	Wynn Resorts Ltd.	326,560
			387,535
		Media: 1.8%
3,050		Factset Research Systems, Inc.	159,363
			159,363
		Oil & Gas: 6.3%
3,500		Helmerich & Payne, Inc.	151,165
1,300	@	Petroplus Holdings AG	48,915
2,350		Range Resources Corp.	100,745
600	@	SandRidge Energy, Inc.	11,760
5,262		XTO Energy, Inc.	244,788
			557,373
		Oil & Gas Services: 0.9%
800		Core Laboratories NV	81,056
			81,056
		Pharmaceuticals: 2.0%
5,900	@	VCA Antech, Inc.	173,873
			173,873
		Real Estate: 2.0%
13,000	@	CB Richard Ellis Group, Inc.	173,810
			173,810
		Retail: 7.2%
5,050	@	Carmax, Inc.	70,700
1,550	@	Cheesecake Factory	22,661
3,500	@	Copart, Inc.	133,000
4,500	@	Dick’s Sporting Goods, Inc.	88,110
1,900	@	J Crew Group, Inc.	54,283
2,750		MSC Industrial Direct Co.	126,693
3,900		Tiffany & Co.	138,528
			633,975
		Software: 1.8%
4,500	@	MSCI, Inc. - Class A	108,000
4,000	@	Nuance Communications, Inc.	48,760
			156,760
		Telecommunications: 1.9%
1,500	@	NII Holdings, Inc.	56,880
4,350	@	SBA Communications Corp.	112,535
			169,415
		Textiles: 0.5%
700	@	Mohawk Industries, Inc.	47,173
			47,173
		Transportation: 4.0%
4,300		CH Robinson Worldwide, Inc.	219,128
3,900		Expeditors International Washington, Inc.	135,876
			355,004
		Total Common Stock
		(Cost $9,272,783)	8,325,102

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Office Property: 1.2%
2,200		Douglas Emmett, Inc.		$50,754
850		SL Green Realty Corp.		55,080
		Total Real Estate Investment Trusts
		(Cost $122,217)		105,834
		Total Investments in Securities
		(Cost $9,395,000)*	95.4%	$8,430,936
		Other Assets and Liabilities - Net	4.6	407,277
		Net Assets	100.0%	$8,838,213

	@	Non-income producing security
	*	Cost for federal income tax purposes is $9,545,016.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$301,169
		Gross Unrealized Depreciation		(1,415,249)
		Net Unrealized Depreciation		$(1,114,080)

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$8,382,021	$—
Level 2 - Other Significant Observable Inputs	48,915	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$8,430,936	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 89.3%
		Apparel: 2.3%
10,000		Polo Ralph Lauren Corp.	$666,400
400,269	@	Under Armour, Inc.	12,712,543
			13,378,943
		Banks: 3.0%
75,000		City National Corp.	4,072,500
200,000		Glacier Bancorp., Inc.	4,954,000
150,000	@	SVB Financial Group	8,688,000
			17,714,500
		Beverages: 0.9%
200,000	@	Peet’s Coffee & Tea, Inc.	5,584,000
			5,584,000
		Biotechnology: 0.3%
32,000	@	Charles River Laboratories International, Inc.	1,776,960
			1,776,960
		Building Materials: 0.5%
200,000		Apogee Enterprises, Inc.	3,006,000
			3,006,000
		Commercial Services: 13.5%
150,000	@	Bankrate, Inc.	5,836,500
150,000		Chemed Corp.	6,159,000
120,000	@	CoStar Group, Inc.	5,446,800
325,000		DeVry, Inc.	16,100,500
360,000	@	Gartner, Inc.	8,164,800
100,000		Macquarie Infrastructure Co. Trust	1,321,000
100,000	@	Morningstar, Inc.	5,547,000
125,000	@	Net 1 UEPS Technologies, Inc.	2,791,250
200,000	@	Riskmetrics Group, Inc.	3,914,000
270,852		Ritchie Bros. Auctioneers, Inc.	6,327,103
500,000		Sotheby’s	10,030,000
90,000	@	Steiner Leisure Ltd.	3,094,200
25,000		Strayer Education, Inc.	5,006,500
			79,738,653
		Distribution/Wholesale: 1.6%
550,000	@	LKQ Corp.	9,333,500
			9,333,500
		Diversified Financial Services: 3.7%
325,000		Cohen & Steers, Inc.	9,207,250
178,804	@	FCStone Group, Inc.	3,216,684
62,457		GAMCO Investors, Inc.	3,703,700
250,000		Jefferies Group, Inc.	5,600,000
			21,727,634
		Electric: 1.4%
160,000		ITC Holdings Corp.	8,283,200
			8,283,200
		Electrical Components & Equipment: 1.2%
100,000	@	Sunpower Corp.	7,093,000
			7,093,000
		Engineering & Construction: 1.1%
275,000	@	Aecom Technology Corp.	6,721,000
			6,721,000
		Entertainment: 3.3%
30,227	@	Great Wolf Resorts, Inc.	110,631
97,460		National CineMedia, Inc.	1,076,933
265,000	@	Penn National Gaming, Inc.	7,041,050
300,000	@	Scientific Games Corp.	6,906,000
128,200	@	Vail Resorts, Inc.	4,480,590
			19,615,204
		Environmental Control: 0.7%
400,000		Energy Solutions, Inc.	4,000,000
			4,000,000
		Food: 2.3%
200,000	@	Ralcorp Holdings, Inc.	13,482,000
			13,482,000
		Gas: 0.3%
88,198		Southern Union Co.	1,821,289
			1,821,289
		Hand/Machine Tools: 0.6%
125,000		Kennametal, Inc.	3,390,000
			3,390,000
		Healthcare - Products: 2.7%
100,000	@	Edwards Lifesciences Corp.	5,776,000
75,000	@	Gen-Probe, Inc.	3,978,750
15,000	@	Intuitive Surgical, Inc.	3,614,700
123,700	@	PSS World Medical, Inc.	2,412,150
			15,781,600

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 3.0%
235,000	@	AMERIGROUP Corp.	$5,931,400
80,000	@	Community Health Systems, Inc.	2,344,800
120,000	@	Emeritus Corp.	2,988,000
15,625	@	IPC The Hospitalist Co., Inc.	401,563
199,040	@	Skilled Healthcare Group, Inc.	3,162,746
185,000	@	Sun Healthcare Group, Inc.	2,712,100
			17,540,609
		Holding Companies - Diversified: 0.7%
500,000	@	Heckmann Corp.	4,125,000
			4,125,000
		Home Builders: 0.1%
40,000		Brookfield Homes Corp.	574,400
			574,400
		Home Furnishings: 1.2%
200,000		Harman International Industries, Inc.	6,814,000
			6,814,000
		Household Products/Wares: 1.3%
125,000		Church & Dwight Co., Inc.	7,761,250
			7,761,250
		Insurance: 0.8%
65,000	@	Arch Capital Group Ltd.	4,746,950
10,000		Brown & Brown, Inc.	216,200
			4,963,150
		Internet: 4.1%
80,000	@	Blue Nile, Inc.	3,429,600
1,000,000	@	Emdeon Corp.	11,429,999
120,000	@	Equinix, Inc.	8,335,200
150,000	@	TechTarget, Inc.	1,050,000
			24,244,799
		Lodging: 3.2%
325,000		Choice Hotels International, Inc.	8,807,500
180,000	@, W	Gaylord Entertainment Co.	5,286,600
55,000	@	Wynn Resorts Ltd.	4,490,200
			18,584,300
		Media: 1.5%
75,000	@	Central European Media Enterprises Ltd.	4,905,000
78,300		Factset Research Systems, Inc.	4,091,175
			8,996,175
		Metal Fabricate/Hardware: 0.8%
101,800		Kaydon Corp.	4,587,108
			4,587,108
		Miscellaneous Manufacturing: 1.0%
194,267		American Railcar Industries, Inc.	3,116,043
150,000	@	Colfax Corp.	2,506,500
32,400	@	John Bean Technologies Corp.	410,184
			6,032,727
		Oil & Gas: 5.3%
35,000	@	Carrizo Oil & Gas, Inc.	1,269,450
85,000	@	Delta Petroleum Corp.	1,154,300
265,000	@	Encore Acquisition Co.	11,071,700
200,000	@	EXCO Resources, Inc.	3,264,000
175,000		Helmerich & Payne, Inc.	7,558,250
45,000		Range Resources Corp.	1,929,150
100,000	@	Rex Energy Corp.	1,576,000
45,000	@	Whiting Petroleum Corp.	3,206,700
			31,029,550
		Oil & Gas Services: 5.6%
80,000		Core Laboratories NV	8,105,600
160,000	@	Dresser-Rand Group, Inc.	5,035,200
150,000	@	FMC Technologies, Inc.	6,982,500
115,000	@	SEACOR Holdings, Inc.	9,079,250
90,000	@	Tetra Technologies, Inc.	1,246,500
90,000	@	Willbros Group, Inc	2,385,000
			32,834,050
		Pharmaceuticals: 1.3%
260,000	@	VCA Antech, Inc.	7,662,200
			7,662,200
		Real Estate: 1.9%
240,000	@	CB Richard Ellis Group, Inc.	3,208,800
200,000		St. Joe Co.	7,818,000
			11,026,800
		Retail: 11.6%
100,000	@	California Pizza Kitchen, Inc.	1,287,000
200,000	@	Carmax, Inc.	2,800,000
200,400	@	Cheesecake Factory	2,929,848
160,414		China Nepstar Chain Drugstore Ltd. ADR	784,424
200,000	@	Copart, Inc.	7,600,000
575,000	@	Dick’s Sporting Goods, Inc.	11,258,500
250,000	@	J Crew Group, Inc.	7,142,500
186,771		MSC Industrial Direct Co.	8,604,540
215,000	@	Panera Bread Co.	10,943,500
470,000		Penske Auto Group, Inc.	5,390,900
425,000	@	Sonic Corp.	6,192,250

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Retail (continued)
75,000	@	Texas Roadhouse, Inc.		$674,250
70,000	@	Tractor Supply Co.		2,943,500
				68,551,212
		Software: 2.0%
100,225	@	Advent Software, Inc.		3,530,927
346,925	@	MSCI, Inc. - Class A		8,326,200
				11,857,127
		Telecommunications: 0.4%
90,000	@	SBA Communications Corp.		2,328,300
				2,328,300
		Toys/Games/Hobbies: 1.3%
225,000	@	Marvel Entertainment, Inc.		7,681,500
				7,681,500
		Transportation: 2.8%
300,000	@	Genesee & Wyoming, Inc.		11,256,000
60,000		Landstar System, Inc.		2,643,600
150,000		Seaspan Corp.		2,713,500
				16,613,100
		Total Common Stock
		(Cost $473,100,905)		526,254,840
REAL ESTATE INVESTMENT TRUSTS: 4.1%
		Diversified: 1.6%
200,000		Digital Realty Trust, Inc.		9,450,000
				9,450,000
		Shopping Centers: 0.9%
200,000		Acadia Realty Trust		5,056,000
				5,056,000
		Single Tenant: 1.6%
24,300	@	Alexander’s, Inc.		9,720,000
				9,720,000
		Total Real Estate Investment Trusts
		(Cost $20,165,900)		24,226,000
		Total Long-Term Investments
		(Cost $493,266,805)		550,480,840
SHORT-TERM INVESTMENTS: 6.7%
		Affiliated Mutual Fund: 6.7%
39,623,906		ING Institutional Prime Money Market Fund - Class I		39,623,906
		Total Short-Term Investments
		(Cost $39,623,906)		39,623,906
		Total Investments in Securities
		(Cost $532,890,711)*	100.1%	$590,104,746
		Other Assets and Liabilities - Net	(0.1)	(558,443)
		Net Assets	100.0%	$589,546,303

	@	Non-income producing security
	ADR	American Depositary Receipt
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	*	Cost for federal income tax purposes is $532,896,889.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$108,117,038
		Gross Unrealized Depreciation		(50,909,181)
		Net Unrealized Appreciation		$57,207,857

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$590,104,746	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$590,104,746	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 88.5%
		Aerospace/Defense: 2.7%
3,340	@	AAR Corp.	$55,411
177,000	@	BE Aerospace, Inc.	2,801,910
28,400		DRS Technologies, Inc.	2,179,700
97,400	@	Esterline Technologies Corp.	3,856,066
3,940		Kaman Corp.	112,211
1,330	@	Moog, Inc.	57,030
80,000		Triumph Group, Inc.	3,656,800
			12,719,128
		Agriculture: 1.0%
3,212	@	Maui Land & Pineapple Co.	88,298
10,000		MGP Ingredients, Inc.	28,400
92,000		Universal Corp.	4,516,280
			4,632,978
		Airlines: 1.2%
407,000	@	Delta Airlines, Inc.	3,032,150
9,422	@	JetBlue Airways Corp.	46,639
5,202		Skywest, Inc.	83,128
279,000	@	UAL Corp.	2,452,410
			5,614,327
		Apparel: 0.5%
4,762	@	Hampshire Group Ltd.	35,239
48,500	@	Warnaco Group, Inc.	2,196,565
3,912		Wolverine World Wide, Inc.	103,512
			2,335,316
		Auto Parts & Equipment: 0.6%
3,090		BorgWarner, Inc.	101,259
3,282		Modine Manufacturing Co.	47,523
271,316	@	Tenneco, Inc.	2,884,089
			3,032,871
		Banks: 12.1%
2,430		Bancfirst Corp.	117,442
162,897		Bancorpsouth, Inc.	4,582,293
7,850		BancTrust Financial Group, Inc.	102,992
12,842		Bank Mutual Corp.	145,757
8,662		Bank of Granite Corp.	20,182
4,742		Bryn Mawr Bank Corp.	104,229
6,840		Capital Corp. of the West	27,086
5,800		Capitol Bancorp., Ltd.	113,042
6,452		Chemical Financial Corp.	200,915
4,330		Columbia Banking System, Inc.	76,771
179,000		Community Bank System, Inc.	4,501,850
2,972		Community Trust Bancorp., Inc.	102,237
18,192		Corus Bankshares, Inc.	73,678
37,027		East-West Bancorp., Inc.	508,176
1,062		First Citizens BancShares, Inc.	190,098
4,201		First Financial Corp.	197,363
362,873		First Horizon National Corp.	3,396,491
175,000		First Midwest Bancorp., Inc.	4,242,000
34		First National Bank of Alaska	60,860
465,000		Fulton Financial Corp.	5,073,150
190,000		Independent Bank Corp.	5,922,300
4,532		Merchants Bancshares, Inc.	109,901
5,030		Northrim Bancorp, Inc.	82,492
150,000		Pacific Capital Bancorp.	3,052,500
165,000		Prosperity Bancshares, Inc.	5,608,350
7,010		Sterling Bancorp.	101,365
211,600		Susquehanna Bancshares, Inc.	4,130,432
54,972	@	SVB Financial Group	3,183,978
5,310		Taylor Capital Group, Inc.	63,667
285,000	@	Texas Capital Bancshares, Inc.	5,916,596
9,210		Trustco Bank Corp.	107,849
325,000		Umpqua Holdings Corp.	4,780,750
6,352		West Coast Bancorp.	93,120
6,972		Whitney Holding Corp.	169,071
			57,158,983
		Biotechnology: 0.0%
1,460	@	Bio-Rad Laboratories, Inc.	144,715
			144,715
		Building Materials: 0.8%
11,337	@	Builders FirstSource, Inc.	67,909
255,000		Comfort Systems USA, Inc.	3,406,800
3,680		Eagle Materials, Inc.	82,322
2,930		Lennox International, Inc.	97,481
3,952	@	NCI Building Systems, Inc.	125,476

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Building Materials (continued)
3,315	@	Trex Co., Inc.	$60,035
1,972		Universal Forest Products, Inc.	68,843
			3,908,866
		Chemicals: 1.9%
2,090		Ashland, Inc.	59,100
1,760		Cytec Industries, Inc.	68,482
7,900		HB Fuller Co.	164,873
225,000		Olin Corp.	4,365,000
3,960	@	OM Group, Inc.	89,100
152,000	@	Rockwood Holdings, Inc.	3,900,320
5,042		Sensient Technologies Corp.	141,831
			8,788,706
		Commercial Services: 5.6%
233,440		ABM Industries, Inc.	5,098,330
12,540		Advance America Cash Advance Centers, Inc.	37,495
145,000		Bowne & Co., Inc.	1,674,750
258,970	@	CBIZ, Inc.	2,188,297
3,667		CDI Corp.	81,884
51,700	@	Consolidated Graphics, Inc.	1,568,061
203,000	@	Cornell Cos., Inc.	5,517,540
9,355	@	Cross Country Healthcare, Inc.	152,393
160,000		Deluxe Corp.	2,302,400
4,185		Healthcare Services Group	76,544
5,320	@	Korn/Ferry International	94,802
2,380		MAXIMUS, Inc.	87,679
6,400		Monro Muffler, Inc.	147,584
16,402	@	MPS Group, Inc.	165,332
4,052	@	Parexel International Corp.	116,130
7,282	@	Rent-A-Center, Inc.	162,243
3,612		Sotheby’s	72,457
510,000		Stewart Enterprises, Inc.	4,008,600
2,680	@	TeleTech Holdings, Inc.	33,339
60,500		Watson Wyatt Worldwide, Inc.	3,008,665
			26,594,525
		Computers: 3.3%
624,032	@	Brocade Communications Systems, Inc.	3,631,866
2,112	@	CACI International, Inc.	105,811
5,412	@	Electronics for Imaging	75,389
275,000	@	Insight Enterprises, Inc.	3,687,750
3,230		Jack Henry & Associates, Inc.	65,666
352,510	@	Mentor Graphics Corp.	4,000,989
93,761		MTS Systems Corp.	3,947,338
			15,514,809
		Cosmetics/Personal Care: 0.8%
260,000		Inter Parfums, Inc.	3,525,600
			3,525,600
		Distribution/Wholesale: 1.7%
11,637	@	Brightpoint, Inc.	83,786
120,000		Houston Wire & Cable Co.	2,060,400
118,170		Owens & Minor, Inc.	5,731,245
2,100	@	United Stationers, Inc.	100,443
3,522		Watsco, Inc.	177,086
			8,152,960
		Diversified Financial Services: 1.8%
310,000	@	Knight Capital Group, Inc.	4,606,600
235,000		National Financial Partners Corp.	3,525,000
2,912	@	Piper Jaffray Cos.	125,944
			8,257,544
		Electric: 2.5%
3,430		Allete, Inc.	152,635
7,170		Avista Corp.	155,661
4,620		Black Hills Corp.	143,543
5,310		CH Energy Group, Inc.	231,357
7,710	@	El Paso Electric Co.	161,910
3,722		Hawaiian Electric Industries	108,347
108,000		Integrys Energy Group, Inc.	5,393,520
1,092	@	Maine & Maritimes Corp.	35,981
3,670		MGE Energy, Inc.	130,469
4,810		NorthWestern Corp.	120,875
6,182		Portland General Electric Co.	146,266
4,092		UIL Holdings Corp.	140,478
214,000		Westar Energy, Inc.	4,930,560
			11,851,602
		Electrical Components & Equipment: 2.4%
3,422	@	Advanced Energy Industries, Inc.	46,813
142,912		Belden CDT, Inc.	4,543,172
415,000	@	C&D Technologies, Inc.	2,357,200
390,000	@	JA Solar Holdings Co., Ltd. ADR	4,126,200
			11,073,385
		Electronics: 3.1%
1,702		Analogic Corp.	84,692
1,830		Bel Fuse, Inc.	52,100

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
8,670	@	Benchmark Electronics, Inc.	$122,074
277,212		Nam Tai Electronics, Inc.	2,264,822
2,662	@	Plexus Corp.	55,103
136,500	@	Rofin-Sinar Technologies, Inc.	4,178,265
114,000	@	Rogers Corp.	4,215,720
84,490	@	Varian, Inc.	3,624,621
10,012	@	Vishay Intertechnology, Inc.	66,279
2,112		Woodward Governor Co.	74,490
			14,738,166
		Energy - Alternate Sources: 0.7%
242,300	@	Headwaters, Inc.	3,234,705
			3,234,705
		Engineering & Construction: 1.1%
6,192	@	Dycom Industries, Inc.	80,620
182,030	@	EMCOR Group, Inc.	4,791,030
5,010	@	Khd Humboldt Wedag International	96,092
			4,967,742
		Entertainment: 0.6%
95,000	@	Bally Technologies, Inc.	2,876,600
			2,876,600
		Environmental Control: 0.0%
6,602	@	Casella Waste Systems, Inc.	77,507
			77,507
		Food: 2.0%
2,530		Flowers Foods, Inc.	74,281
5,842	@	Fresh Del Monte Produce, Inc.	129,692
215,942	@	Great Atlantic & Pacific Tea Co.	2,336,492
2,350		J&J Snack Foods Corp.	79,689
2,962		Lancaster Colony Corp.	111,549
4,560		Lance, Inc.	103,466
1,350	@	Ralcorp Holdings, Inc.	91,004
3,132		Ruddick Corp.	101,633
75,000		Sanderson Farms, Inc.	2,755,500
1,354		Spartan Stores, Inc.	33,688
4,970		Weis Markets, Inc.	178,970
3,930		Whole Foods Market, Inc.	78,718
225,000	@	Winn-Dixie Stores, Inc.	3,127,500
			9,202,182
		Forest Products & Paper: 0.5%
10,112	@	Mercer International, Inc.	37,010
126,986		Schweitzer-Mauduit International, Inc.	2,411,464
			2,448,474
		Gas: 2.3%
185,000		Atmos Energy Corp.	4,924,700
165,000		New Jersey Resources Corp.	5,921,850
			10,846,550
		Healthcare - Products: 2.2%
87,872	@	Haemonetics Corp.	5,423,460
3,185		Hill-Rom Holdings, Inc.	96,537
195,000		Invacare Corp.	4,707,300
5,027		Steris Corp.	188,915
			10,416,212
		Healthcare - Services: 3.4%
1,852	@	Amedisys, Inc.	90,137
3,480	@	Amsurg Corp.	88,636
260,000	@	Centene Corp.	5,332,600
6,372	@	Gentiva Health Services, Inc.	171,662
2,430	@	Healthspring, Inc.	51,419
161,042	@	Kindred Healthcare, Inc.	4,439,928
131,410	@	Magellan Health Services, Inc.	5,395,695
14,310	@	Novamed, Inc.	67,829
2,230	@	Pediatrix Medical Group, Inc.	120,242
7,012	@	RehabCare Group, Inc.	126,917
8,010	@	Res-Care, Inc.	145,301
3,930	@	US Physical Therapy, Inc.	68,225
			16,098,591
		Home Builders: 0.5%
1,972	@	Cavco Industries, Inc.	71,288
84,000		Ryland Group, Inc.	2,227,680
			2,298,968
		Home Furnishings: 0.0%
1,850		Ethan Allen Interiors, Inc.	51,837
4,490		Furniture Brands International, Inc.	47,235
5,650		Kimball International, Inc.	61,020
804	@	Universal Electronics, Inc.	20,084
			180,176
		Household Products/Wares: 1.7%
9,262		American Greetings Corp.	141,616
2,562		CSS Industries, Inc.	65,946
230,000	@	Helen of Troy Ltd.	5,237,100
93,000		Tupperware Corp.	2,569,590
			8,014,252

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 6.1%
288,000		AMBAC Financial Group, Inc.	$671,040
149,600	@	Argo Group International Holdings Ltd.	5,512,760
119,300		Arthur J. Gallagher & Co.	3,061,238
134,900		Aspen Insurance Holdings Ltd.	3,709,750
4,212		Baldwin & Lyons, Inc.	100,962
7,472	@	CNA Surety Corp.	124,782
95,800		Delphi Financial Group	2,686,232
4,119	@	eHealth, Inc.	65,904
4,640		EMC Insurance Group, Inc.	136,787
3,696		FBL Financial Group, Inc.	103,081
2,820		Harleysville Group, Inc.	106,596
9,322		Horace Mann Educators Corp.	119,974
3,942		IPC Holdings Ltd.	119,088
5,422		Max Re Capital Ltd.	125,953
1,262		Mercury General Corp.	69,095
261,800		MGIC Investment Corp.	1,840,454
450		National Western Life Insurance Co.	108,932
2,780	@	Navigators Group, Inc.	161,240
53,481		NYMAGIC, Inc.	1,350,395
16,672		Phoenix Cos., Inc.	154,049
150,000		Platinum Underwriters Holdings Ltd.	5,322,000
20,472	@	RAM Holdings Ltd.	34,393
1,832		RLI Corp.	113,749
3,082		Safety Insurance Group, Inc.	116,900
4,742		Selective Insurance Group	108,687
4,522		Stewart Information Services Corp.	134,530
14,592	@	United America Indemnity Ltd.	207,644
70,000		Zenith National Insurance Corp.	2,564,800
			28,931,015
		Internet: 0.0%
2,702		Nutri/System, Inc.	47,879
			47,879
		Investment Companies: 1.2%
320,474		Apollo Investment Corp.	5,464,082
11,230		Medallion Financial Corp.	117,578
			5,581,660
		Iron/Steel: 0.7%
119,480		Carpenter Technology Corp.	3,064,662
			3,064,662
		Leisure Time: 0.8%
7,965		Brunswick Corp.	101,872
255,000		Callaway Golf Co.	3,587,850
			3,689,722
		Machinery - Diversified: 1.0%
46,000	@	AGCO Corp.	1,960,060
80,000	@	Gardner Denver, Inc.	2,777,600
2,090	@	Kadant, Inc.	47,589
			4,785,249
		Media: 0.8%
255,000		World Wrestling Entertainment, Inc.	3,942,300
			3,942,300
		Metal Fabricate/Hardware: 0.0%
1,592	@	Haynes International, Inc.	74,553
6,692		Worthington Industries	99,978
			174,531
		Mining: 0.0%
5,375		Harry Winston Diamon Corp.	71,488
			71,488
		Miscellaneous Manufacturing: 2.1%
140,000		Actuant Corp.	3,533,600
1,260		Aptargroup, Inc.	49,279
90,000	@	AZZ, Inc.	3,723,300
108,000		Barnes Group, Inc.	2,183,760
4,312	@	EnPro Industries, Inc.	160,234
1,840		Harsco Corp.	68,430
4,062		Movado Group, Inc.	90,786
			9,809,389
		Oil & Gas: 1.8%
1,592	@	Comstock Resources, Inc.	79,680
3,640		Frontier Oil Corp.	67,049
10,480	@	Harvest Natural Resources, Inc.	106,058
175,000	@	Hercules Offshore, Inc.	2,653,000
2,400		Holly Corp.	69,408
2,192		Patterson-UTI Energy, Inc.	43,884
65,282	@	Stone Energy Corp.	2,763,387
72,452	@	Swift Energy Co.	2,803,168
			8,585,634
		Oil & Gas Services: 1.0%
93,742	@	Complete Production Services, Inc.	1,887,026
5,380	@	Key Energy Services, Inc.	62,408
5,167	@	Newpark Resources	37,719

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
80,340	@	Oil States International, Inc.	$2,840,019
6,890	@	T.G.C. Industries, Inc.	36,241
980	@	Trico Marine Services, Inc.	16,738
			4,880,151
		Packaging & Containers: 1.9%
155,000	@	Crown Holdings, Inc.	3,442,550
1,692		Greif, Inc.	111,029
3,450		Greif, Inc.	180,021
3,760		Packaging Corp. of America	87,157
123,000		Rock-Tenn Co.	4,917,540
			8,738,297
		Pharmaceuticals: 1.2%
3,190	@	NBTY, Inc.	94,169
240,000	@	PharMerica Corp.	5,397,600
			5,491,769
		Real Estate: 0.0%
157	@	Avatar Holdings, Inc.	5,181
			5,181
		Retail: 4.5%
6,082	@	America’s Car-Mart, Inc.	113,064
3,681	@	Benihana, Inc. - Class A	16,933
2,880	@	BJ’s Wholesale Club, Inc.	111,917
3,420		Bob Evans Farms, Inc.	93,332
277,000		Brown Shoe Co., Inc.	4,537,260
5,632		Cash America International, Inc.	202,977
2,740	@	CEC Entertainment, Inc.	90,968
4,430		Foot Locker, Inc.	71,589
375,800	@	HOT Topic, Inc.	2,484,038
4,532		Landry’s Restaurants, Inc.	70,473
2,255	@	MarineMax, Inc.	16,304
225,000		Nu Skin Enterprises, Inc.	3,649,500
4,642		O’Charleys, Inc.	40,618
8,050		OfficeMax, Inc.	71,565
185,000	@	Papa John’s International, Inc.	5,024,600
2,090		Phillips-Van Heusen	79,232
770,000	@	Pier 1 Imports, Inc.	3,180,100
1,730	@	Red Robin Gourmet Burgers, Inc.	46,364
956		Regis Corp.	26,290
8,392	@	Saks, Inc.	77,626
712	@	Shoe Carnival, Inc.	11,663
140,000		Sonic Automotive, Inc.	1,184,400
3,090	@	Zale Corp.	77,250
			21,278,063
		Savings & Loans: 1.2%
7,742		BankFinancial Corp.	113,653
9,662	@	Beneficial Mutual Bancorp, Inc.	122,224
14,980		Brookline Bancorp., Inc.	191,594
7,870		Clifton Savings Bancorp, Inc.	94,361
5,202		ESSA Bancorp, Inc.	72,308
280,000		First Niagara Financial Group, Inc.	4,410,000
16,852		Flagstar Bancorp., Inc.	50,219
9,982		Home Federal Bancorp, Inc.	127,271
5,390	@	Northfield Bancorp, Inc.	65,273
6,432		United Financial Bancorp, Inc.	95,515
5,520		Washington Federal, Inc.	101,844
11,590		Westfield Financial, Inc.	119,377
			5,563,639
		Semiconductors: 1.7%
6,342	@	Actel Corp.	79,148
1,500	@	ATMI, Inc.	26,970
7,152	@	Emulex Corp.	76,312
5,642	@	Fairchild Semiconductor International, Inc.	50,157
7,602	@	GSI Group Inc.	26,835
302,500	@	IXYS Corp.	2,749,725
12,072	@	Kulicke & Soffa Industries, Inc.	54,445
12,230	@	Mattson Technology, Inc.	57,848
3,440	@	MKS Instruments, Inc.	68,490
4,762	@	QLogic Corp.	73,144
410,000	@	Skyworks Solutions, Inc.	3,427,600
265,510	@	Ultra Clean Holdings	1,338,170
1,320	@	Varian Semiconductor Equipment Associates, Inc.	33,158
			8,062,002
		Software: 1.6%
270,000	@	Ariba, Inc.	3,815,100
3,892	@	CSG Systems International	68,227
445,979	@	Lawson Software, Inc.	3,121,853
9,100	@	MSCSoftware Corp.	97,370
2,720	@	Progress Software Corp.	70,693
1,850	@	SPSS, Inc.	54,316
4,792	@	Sybase, Inc.	146,731
			7,374,290

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications: 0.7%
7,250	@	Anaren, Inc.	$73,588
2,800	@	Anixter International, Inc.	166,628
3,050		Black Box Corp.	105,317
880,000	@	Cincinnati Bell, Inc.	2,719,200
1,580	@	Comtech Telecommunications	77,799
5,640	@	CPI International, Inc.	81,667
11,222	@	RF Micro Devices, Inc.	32,768
5,772	@	Syniverse Holdings, Inc.	95,873
4,762	@	Tollgrade Communications, Inc.	20,000
5,192		Warwick Valley Telephone Co.	58,202
			3,431,042
		Transportation: 2.3%
185,000		Arlington Tankers Ltd.	2,845,300
19,754		Eagle Bulk Shipping, Inc.	275,371
2,712	@	Genesee & Wyoming, Inc.	101,754
5,202		Heartland Express, Inc.	80,735
3,150		Knight Transportation, Inc.	53,456
121,920		Nordic American Tanker Shipping	3,908,755
982		Ryder System, Inc.	60,884
2,212		Tidewater, Inc.	122,456
146,512		Werner Enterprises, Inc.	3,180,776
			10,629,487
		Trucking & Leasing: 0.9%
1,470	@	Amerco, Inc.	61,637
110,000		GATX Corp.	4,352,700
			4,414,337
		Total Common Stock
		(Cost $456,604,977)	417,258,227
REAL ESTATE INVESTMENT TRUSTS: 7.7%
		Apartments: 1.1%
108,000		Mid-America Apartment Communities, Inc.	5,307,120
			5,307,120
		Diversified: 0.7%
70,000		Digital Realty Trust, Inc.	3,307,500
5,302		DuPont Fabros Technology, Inc.	80,856
			3,388,356
		Forest Products & Paper: 0.1%
4,652		Potlatch Corp.	215,806
			215,806
		Health Care: 2.3%
178,000		LTC Properties, Inc.	5,218,960
3,330		National Health Investors, Inc.	113,819
275,000		Omega Healthcare Investors, Inc.	5,406,500
3,440		Universal Health Realty Income Trust	133,816
			10,873,095
		Hotels: 0.1%
11,512		DiamondRock Hospitality Co.	104,759
5,160		LaSalle Hotel Properties	120,331
			225,090
		Manufactured Homes: 0.0%
6,622		Sun Communities, Inc.	131,182
			131,182
		Mortgage: 0.9%
369,159		Capstead Mortgage Corp.	4,042,291
			4,042,291
		Office Property: 1.3%
55,000		Alexandria Real Estate Equities, Inc.	6,187,500
9,810		Franklin Street Properties Corp.	127,530
			6,315,030
		Shopping Centers: 1.2%
125,000		Tanger Factory Outlet Centers, Inc.	5,473,750
6,372		Urstadt Biddle Properties, Inc.	119,475
			5,593,225
		Single Tenant: 0.0%
3,202		Getty Realty Corp.	70,988
5,020		Realty Income Corp.	128,512
			199,500
		Warehouse/Industrial: 0.0%
12,812		DCT Industrial Trust, Inc.	95,962
			95,962
		Total Real Estate Investment Trusts
		(Cost $33,591,858)	36,386,657
		Total Long-Term Investments
		(Cost $490,196,835)	453,644,884
SHORT-TERM INVESTMENTS: 3.1%
		Affiliated Mutual Fund: 3.1%
14,778,358		ING Institutional Prime Money Market Fund - Class I	14,778,358

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Total Short-Term Investments
		(Cost $14,778,358)		$14,778,358
		Total Investments in Securities
		(Cost $504,975,193)*	99.3%	$468,423,242
		Other Assets and Liabilities - Net	0.7	3,223,807
		Net Assets	100.0%	$471,647,049

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $510,016,218.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$15,387,060
		Gross Unrealized Depreciation		(56,980,036)
		Net Unrealized Depreciation		$(41,592,976)

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$468,423,242	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$468,423,242	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		Agriculture: 4.0%
256,000		Altria Group, Inc.	$5,079,040
255,962		Philip Morris International, Inc.	12,311,772
			17,390,812
		Airlines: 0.0%
74,509		Virgin Blue Holdings Ltd.	19,241
			19,241
		Auto Manufacturers: 0.1%
7,050		Paccar, Inc.	269,240
			269,240
		Banks: 5.9%
310,650		Bank of New York Mellon Corp.	10,120,977
22,650		State Street Corp.	1,288,332
38,204		Toronto-Dominion Bank	2,330,062
101,090		Wachovia Corp.	353,815
317,320		Wells Fargo & Co.	11,909,020
			26,002,206
		Beverages: 2.2%
88,400		Diageo PLC ADR	6,087,224
92,600		Heineken Holding NV	3,635,353
			9,722,577
		Building Materials: 0.6%
22,300		Martin Marietta Materials, Inc.	2,497,154
			2,497,154
		Coal: 0.3%
1,390,500		China Coal Energy Co. - Shares H	1,470,033
			1,470,033
		Commercial Services: 3.6%
468,010		Cosco Pacific Ltd.	537,145
245,900		H&R Block, Inc.	5,594,225
219,450	@	Iron Mountain, Inc.	5,356,775
102,800		Moody’s Corp.	3,495,200
12,400		Visa, Inc.	761,236
			15,744,581
		Computers: 1.7%
172,300	@	Dell, Inc.	2,839,504
97,700		Hewlett-Packard Co.	4,517,648
			7,357,152
		Cosmetics/Personal Care: 2.0%
39,260		Avon Products, Inc.	1,632,038
100,100		Procter & Gamble Co.	6,975,969
			8,608,007
		Diversified Financial Services: 12.7%
443,900		American Express Co.	15,727,377
64,930		Ameriprise Financial, Inc.	2,480,326
123,140		Citigroup, Inc.	2,525,601
33,600		Discover Financial Services	464,352
101,800	@	E*Trade Financial Corp.	285,040
12,900		Goldman Sachs Group, Inc.	1,651,200
462,400		JPMorgan Chase & Co.	21,594,077
415,185		Merrill Lynch & Co., Inc.	10,504,181
15,100		Morgan Stanley	347,300
			55,579,454
		Electric: 0.4%
132,300	@	AES Corp.	1,546,587
			1,546,587
		Electronics: 1.7%
151,468	@	Agilent Technologies, Inc.	4,492,541
20,900	@	Garmin Ltd.	709,346
74,535		Tyco Electronics Ltd.	2,061,638
			7,263,525
		Engineering & Construction: 0.1%
15,300		ABB Ltd. ADR	296,820
			296,820
		Food: 0.4%
26,950		Hershey Co.	1,065,603
34,700		Whole Foods Market, Inc.	695,041
			1,760,644
		Food Service: 0.0%
5,486		FHC Delaware, Inc.	55
			55
		Forest Products & Paper: 0.4%
151,500	@	Sino-Forest Corp.	1,908,964
			1,908,964
		Healthcare - Products: 1.5%
75,515		Covidien Ltd.	4,059,686
34,100		Johnson & Johnson	2,362,448
			6,422,134

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 1.1%
181,400		UnitedHealth Group, Inc.	$4,605,746
			4,605,746
		Holding Companies - Diversified: 0.6%
782,166		China Merchants Holdings International Co., Ltd.	2,508,979
			2,508,979
		Housewares: 0.1%
13,500		Hunter Douglas NV	548,716
			548,716
		Insurance: 11.7%
111,956		AMBAC Financial Group, Inc.	260,857
372,450		American International Group, Inc.	1,240,259
98,000		AON Corp.	4,406,080
122	@	Berkshire Hathaway, Inc. - Class A	15,933,200
154	@	Berkshire Hathaway, Inc. - Class B	676,830
6,700		Everest Re Group Ltd.	579,751
252,989		Loews Corp.	9,990,536
930	@	Markel Corp.	326,895
38,760		MBIA, Inc.	461,244
74,600		Millea Holdings, Inc.	2,738,850
242,600		Nipponkoa Insurance Co., Ltd.	1,363,610
28,000		Principal Financial Group, Inc.	1,217,720
446,100		Progressive Corp.	7,762,140
17,000		Sun Life Financial, Inc.	601,290
68,170		Transatlantic Holdings, Inc.	3,705,040
			51,264,302
		Internet: 1.5%
20,330	@	Amazon.com, Inc.	1,479,211
45,800	@	eBay, Inc.	1,025,004
8,341	@	Google, Inc. - Class A	3,340,737
70,200	@	Liberty Media Corp. - Interactive - Class A	906,282
			6,751,234
		Leisure Time: 0.9%
105,500		Harley-Davidson, Inc.	3,935,150
			3,935,150
		Media: 5.6%
525,671		Comcast Corp. – Special Class A	10,366,232
231,600		Grupo Televisa SA ADR	5,065,092
10,500		Lagardere SCA	473,300
14,040	@	Liberty Media Corp. - Capital Shares A	187,855
56,760	@	Liberty Media Corp. - Entertainment	1,417,297
391,570		News Corp. - Class A	4,694,924
59,900		WPP Group PLC ADR	2,437,930
			24,642,630
		Mining: 1.5%
53,500		BHP Billiton PLC	1,211,993
22,500		Rio Tinto PLC	1,412,077
50,150		Vulcan Materials Co.	3,736,175
			6,360,245
		Miscellaneous Manufacturing: 1.0%
20,100		Siemens AG	1,890,546
76,335		Tyco International Ltd.	2,673,252
			4,563,798
		Oil & Gas: 16.0%
131,310		Canadian Natural Resources Ltd.	8,989,483
259,200		ConocoPhillips	18,986,400
165,240		Devon Energy Corp.	15,069,888
132,000		EOG Resources, Inc.	11,808,720
155,130		Occidental Petroleum Corp.	10,928,909
1,600	@	OGX Petroleo e Gas Participacoes SA	325,398
34,876	@	Transocean, Inc.	3,830,780
			69,939,578
		Packaging & Containers: 1.6%
308,994		Sealed Air Corp.	6,794,778
			6,794,778
		Pharmaceuticals: 2.2%
56,860		Cardinal Health, Inc.	2,802,061
69,920	@	Express Scripts, Inc.	5,161,494
93,800		Schering-Plough Corp.	1,732,486
			9,696,041
		Real Estate: 0.7%
61,800		Brookfield Asset Management, Inc.	1,695,792
385,000		Hang Lung Group Ltd.	1,219,541
			2,915,333
		Retail: 8.5%
141,600	@	Bed Bath & Beyond, Inc.	4,447,656
121,700	@	Carmax, Inc.	1,703,800
15,400		Compagnie Financiere Richemont AG	680,425
298,500		Costco Wholesale Corp.	19,381,605
191,127		CVS Caremark Corp.	6,433,335
74,900		Lowe’s Cos., Inc.	1,774,381
16,850	@	Sears Holding Corp.	1,575,475

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
45,400		Staples, Inc.	$1,021,500
			37,018,177
		Semiconductors: 1.2%
244,480		Texas Instruments, Inc.	5,256,320
			5,256,320
		Software: 2.2%
361,340		Microsoft Corp.	9,644,165
			9,644,165
		Telecommunications: 0.9%
112,900	@	Cisco Systems, Inc.	2,547,024
262,900		Sprint Nextel Corp.	1,603,690
			4,150,714
		Transportation: 1.3%
53,000		Asciano Group	138,562
656,000		China Shipping Development Co., Ltd.	861,192
38,357		Kuehne & Nagel International AG	2,559,280
78,709		Toll Holdings Ltd.	445,854
30,340		United Parcel Service, Inc. - Class B	1,908,083
			5,912,971
		Total Common Stock
		(Cost $478,988,083)	420,368,063

Principal Amount				Value
CONVERTIBLE BONDS: 0.1%
		Forest Products & Paper: 0.1%
$649,000	#, I	Sino-Forest Corp., 5.000%, due 08/01/13		$590,590
		Total Convertible Bonds
		(Cost $649,000)		590,590
		Total Long-Term Investments
		(Cost $479,637,083)		420,958,653
SHORT-TERM INVESTMENTS: 5.2%
		Commercial Paper: 5.2%
16,067,000		Goldman Sachs Group, Inc., 1.750%, due 10/01/08		16,066,219
6,578,000		San Paolo IMI US Financial Co., 3.500%, due 10/01/08		6,577,360
		Total Short-Term Investments
		(Cost $22,643,579)		22,643,579
		Total Investments in Securities
		(Cost $502,280,662)*	101.5%	$443,602,232
		Other Assets and Liabilities - Net	(1.5)	(6,638,223)
		Net Assets	100.0%	$436,964,009

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	*	Cost for federal income tax purposes is $505,625,404.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$13,574,773
		Gross Unrealized Depreciation		(75,597,945)
		Net Unrealized Depreciation		$(62,023,172)

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$390,566,087	$—
Level 2 - Other Significant Observable Inputs	53,036,090	—
Level 3 - Significant Unobservable Inputs	55	—
Total	$443,602,232	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$55	$—
Net purchases/sales	—	—
Total realized and unrealized gain (loss)	—	—
Amortization of premium/discount	—	—
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$55	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
		99.8%
18,640,612		ING Fidelity VIP Contrafund Portfolio - Service Class 2 Shares		$371,507,407
		Total Investments in Securities
		(Cost $551,992,623)*	99.8%	$371,507,407
		Other Assets and Liabilities - Net	0.2	908,486
		Net Assets	100.0%	$372,415,893

	*	Cost for federal income tax purposes is $556,545,192.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(185,037,785)
		Net Unrealized Depreciation		$(185,037,785)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	371,507,407	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$371,507,407	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
2,474,615		ING Fidelity VIP Equity-Income Portfolio - Service Class 2 Shares		$44,097,645
		Total Investments in Securities
		(Cost $61,401,059)*	99.9%	$44,097,645
		Other Assets and Liabilities - Net	0.1	40,009
		Net Assets	100.0%	$44,137,654

	*	Cost for federal income tax purposes is $62,908,161.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(18,810,516)
		Net Unrealized Depreciation		$(18,810,516)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures  about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	44,097,645	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$44,097,645	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
1,040,210		ING Fidelity VIP Growth Portfolio - Service Class 2 Shares		$33,546,781
		Total Investments in Securities
		(Cost $40,214,611)*	99.9%	$33,546,781
		Other Assets and Liabilities - Net	0.1	21,825
		Net Assets	100.0%	$33,568,606

	*	Cost for federal income tax purposes is $40,226,548.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(6,679,767)
		Net Unrealized Depreciation		$(6,679,767)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	33,546,781	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$33,546,781	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
2,859,110		ING Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares		$68,018,238
		Total Investments in Securities
		(Cost $91,603,877)*	100.0%	$68,018,238
		Other Assets and Liabilities - Net	(0.0)	(3,534)
		Net Assets	100.0%	$68,014,704

	*	Cost for federal income tax purposes is $92,492,796.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(24,474,558)
		Net Unrealized Depreciation		$(24,474,558)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	68,018,238	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$68,018,238	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
85,794		ING International Index Portfolio - Class I		$697,505
256,672		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		2,525,655
234,062		ING Russell Large Cap Index Portfolio - Class I		2,151,033
19,197		ING Russell Mid Cap Index Portfolio - Class I		177,573
22,103		ING Russell Small Cap Index Portfolio - Class I		234,297
		Total Investments in Securities
		(Cost $6,077,205)*	100.1%	$5,786,063
		Other Assets and Liabilities - Net	(0.1)	(3,768)
		Net Assets	100.0%	$5,782,295

	*	Cost for federal income tax purposes is $6,102,832.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(316,769)
		Net Unrealized Depreciation		$(316,769)

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$5,786,063	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$5,786,063	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
132,052		ING International Index Portfolio - Class I		$1,073,581
146,317		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		1,439,763
306,894		ING Russell Large Cap Index Portfolio - Class I		2,820,353
32,831		ING Russell Mid Cap Index Portfolio - Class I		303,685
34,021		ING Russell Small Cap Index Portfolio - Class I		360,624
		Total Investments in Securities
		(Cost $6,422,611)*	100.0%	$5,998,006
		Other Assets and Liabilities - Net	(0.0)	(1,617)
		Net Assets	100.0%	$5,996,389

	*	Cost for federal income tax purposes is $6,468,041.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(470,035)
		Net Unrealized Depreciation		$(470,035)

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$5,998,006	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$5,998,006	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
124,227		ING International Index Portfolio - Class I		$1,009,966
61,944		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		609,525
207,112		ING Russell Large Cap Index Portfolio - Class I		1,903,356
37,062		ING Russell Mid Cap Index Portfolio - Class I		342,823
36,006		ING Russell Small Cap Index Portfolio - Class I		381,660
		Total Investments in Securities
		(Cost $4,594,219)*	100.1%	$4,247,330
		Other Assets and Liabilities - Net	(0.1)	(5,302)
		Net Assets	100.0%	$4,242,028

	*	Cost for federal income tax purposes is $4,622,814.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(375,484)
		Net Unrealized Depreciation		$(375,484)

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$4,247,330	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$4,247,330	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
105,382	ING International Index Portfolio - Class I		$856,755
12,739	ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		125,347
110,353	ING Russell Large Cap Index Portfolio - Class I		1,014,145
31,440	ING Russell Mid Cap Index Portfolio - Class I		290,818
32,086	ING Russell Small Cap Index Portfolio - Class I		340,115
	Total Investments in Securities
	(Cost $2,900,047)*	100.1%	$2,627,180
	Other Assets and Liabilities - Net	(0.1)	(2,952)
	Net Assets	100.0%	$2,624,228

*	Cost for federal income tax purposes is $2,923,764.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(296,584)
	Net Unrealized Depreciation	$(296,584)

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$2,627,180	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$2,627,180	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
10,936		ING International Index Portfolio - Class I		$88,907
101,784		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		1,001,556
39,779		ING Russell Large Cap Index Portfolio - Class I		365,572
		Total Investments in Securities
		(Cost $1,500,404)*	100.1%	$1,456,035
		Other Assets and Liabilities - Net	(0.1)	(1,039)
		Net Assets	100.0%	$1,454,996

	*	Cost for federal income tax purposes is $1,508,181.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(52,146)
		Net Unrealized Depreciation		$(52,146)

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$1,456,035	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,456,035	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.3%
		Advertising: 1.7%
98,601	@, L	Clear Channel Outdoor Holdings, Inc.	$1,348,862
21,000	@, L	Lamar Advertising Co.	648,690
40,900		Omnicom Group	1,577,104
			3,574,656
		Aerospace/Defense: 1.6%
34,700	@, L	Alliant Techsystems, Inc.	3,259,718
			3,259,718
		Agriculture: 1.0%
30,500		Lorillard, Inc.	2,170,075
			2,170,075
		Apparel: 1.7%
4,000	L	Columbia Sportswear Co.	167,840
43,900	L	VF Corp.	3,393,909
			3,561,749
		Auto Manufacturers: 0.2%
34,600		Oshkosh Truck Corp.	455,336
			455,336
		Auto Parts & Equipment: 0.7%
41,600		WABCO Holdings, Inc.	1,478,464
			1,478,464
		Banks: 6.2%
47,800		Cullen/Frost Bankers, Inc.	2,868,000
85,400		Fifth Third Bancorp.	1,016,260
43,640	L	M&T Bank Corp.	3,894,870
13,700		Northern Trust Corp.	989,140
257,300	L	Synovus Financial Corp.	2,663,055
51,800	L	Wilmington Trust Corp.	1,493,394
			12,924,719
		Beverages: 0.7%
20,200		Brown-Forman Corp.	1,450,562
			1,450,562
		Building Materials: 1.0%
90,500	@, L	Owens Corning, Inc.	2,163,855
			2,163,855
		Chemicals: 4.2%
103,508	L	Albemarle Corp.	3,192,187
44,600		PPG Industries, Inc.	2,601,072
34,700	L	Sherwin-Williams Co.	1,983,452
20,400		Sigma-Aldrich Corp.	1,069,368
			8,846,079
		Commercial Services: 1.5%
111,484		Total System Services, Inc.	1,828,338
50,100		Western Union Co.	1,235,967
			3,064,305
		Computers: 1.4%
93,000	L	Jack Henry & Associates, Inc.	1,890,690
48,900	@	NCR Corp.	1,078,245
			2,968,935
		Distribution/Wholesale: 2.1%
109,000		Genuine Parts Co.	4,382,890
			4,382,890
		Diversified Financial Services: 2.0%
30,500	@, L	Affiliated Managers Group, Inc.	2,526,925
29,300	L	T. Rowe Price Group, Inc.	1,573,703
			4,100,628
		Electric: 8.2%
119,800		American Electric Power Co., Inc.	4,436,192
231,400	L	CMS Energy Corp.	2,885,558
26,600		FirstEnergy Corp.	1,781,934
79,000		PG&E Corp.	2,958,550
102,900		Westar Energy, Inc.	2,370,816
132,900	L	Xcel Energy, Inc.	2,656,671
			17,089,721
		Electronics: 3.0%
27,100		Amphenol Corp.	1,087,794
109,300	@	Arrow Electronics, Inc.	2,865,846
86,800		Tyco Electronics Ltd.	2,400,888
			6,354,528
		Environmental Control: 1.3%
91,250		Republic Services, Inc.	2,735,675
			2,735,675
		Food: 2.4%
13,400		JM Smucker Co.	679,246
143,100		Safeway, Inc.	3,394,332
42,100		Supervalu, Inc.	913,570
			4,987,148

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Gas: 1.9%
73,800		Energen Corp.	$3,341,664
23,200		UGI Corp.	598,096
			3,939,760
		Healthcare - Products: 1.0%
24,700		Becton Dickinson & Co.	1,982,422
			1,982,422
		Healthcare - Services: 3.3%
45,300	@	Community Health Systems, Inc.	1,327,743
111,400	@	Coventry Health Care, Inc.	3,626,070
67,700	@	Lincare Holdings, Inc.	2,037,093
			6,990,906
		Household Products/Wares: 3.2%
32,100		Clorox Co.	2,012,349
66,100		Fortune Brands, Inc.	3,791,496
35,200	@, L	Jarden Corp.	825,440
			6,629,285
		Insurance: 13.0%
71,350		Assurant, Inc.	3,924,250
131,961		Cincinnati Financial Corp.	3,752,971
51,300		Everest Re Group Ltd.	4,438,989
47,200		Genworth Financial, Inc.	406,392
293,550		Old Republic International Corp.	3,742,763
138,500		OneBeacon Insurance Group Ltd.	2,929,275
82,300	L	Principal Financial Group, Inc.	3,579,227
141,600		WR Berkley Corp.	3,334,680
54,600	L	XL Capital Ltd.	979,524
			27,088,071
		Lodging: 1.1%
88,000		Marriott International, Inc.	2,295,920
			2,295,920
		Media: 1.8%
74,400	L	Cablevision Systems Corp.	1,871,904
3,240	L	Washington Post	1,803,902
			3,675,806
		Metal Fabricate/Hardware: 0.8%
21,480		Precision Castparts Corp.	1,692,194
			1,692,194
		Mining: 0.7%
27,300	@, L	Century Aluminum Co.	755,937
10,500	L	Vulcan Materials Co.	782,250
			1,538,187
		Miscellaneous Manufacturing: 1.8%
73,300		Carlisle Cos., Inc.	2,196,801
39,200		Dover Corp.	1,589,560
			3,786,361
		Oil & Gas: 3.1%
107,700	@, L	CVR Energy, Inc.	917,604
23,700		Devon Energy Corp.	2,161,440
38,700		Equitable Resources, Inc.	1,419,516
46,800		Questar Corp.	1,915,056
			6,413,616
		Oil & Gas Services: 1.0%
87,400	@, L	Helix Energy Solutions Group, Inc.	2,122,072
			2,122,072
		Packaging & Containers: 1.5%
79,500		Ball Corp.	3,139,455
			3,139,455
		Pharmaceuticals: 1.2%
47,200	@, L	VCA Antech, Inc.	1,390,984
77,500	@, L	Warner Chilcott Ltd.	1,171,800
			2,562,784
		Pipelines: 3.9%
44,693	@	Kinder Morgan Management, LLC	2,198,896
64,000		Oneok, Inc.	2,201,600
162,500		Williams Cos., Inc.	3,843,125
			8,243,621
		Real Estate: 0.8%
111,350		Brookfield Properties Co. (U.S. Denominated Security)	1,763,784
			1,763,784
		Retail: 5.4%
91,123	@, L	Autonation, Inc.	1,024,223
21,850	@, L	Autozone, Inc.	2,694,979
65,400	L	Burger King Holdings, Inc.	1,606,224
106,500	L	Staples, Inc.	2,396,250
66,300	L	Tiffany & Co.	2,354,976
37,300		TJX Cos., Inc.	1,138,396
			11,215,048
		Savings & Loans: 1.3%
146,000		People’s United Financial, Inc.	2,810,500
			2,810,500
		Telecommunications: 2.8%
41,800		CenturyTel, Inc.	1,531,970

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
85,900		Telephone & Data Systems, Inc.		$3,083,810
108,421		Windstream Corp.		1,186,126
				5,801,906
		Transportation: 1.3%
101,100	L	Teekay Shipping Corp.		2,667,018
				2,667,018
		Water: 0.5%
45,300	L	American Water Works Co., Inc. - New		973,950
				973,950
		Total Common Stock
		(Cost $225,297,809)		192,901,709
REAL ESTATE INVESTMENT TRUSTS: 4.6%
		Diversified: 1.2%
27,000	L	Vornado Realty Trust		2,455,650
				2,455,650
		Forest Products & Paper: 1.2%
25,200	L	Plum Creek Timber Co., Inc.		1,256,472
25,266	L	Rayonier, Inc.		1,196,345
				2,452,817
		Shopping Centers: 1.2%
38,500		Kimco Realty Corp.		1,422,190
16,600		Regency Centers Corp.		1,107,054
				2,529,244
		Storage: 1.0%
22,000	L	Public Storage, Inc.		2,178,220
				2,178,220
		Total Real Estate Investment Trusts
		(Cost $8,707,996)		9,615,931
		Total Long-Term Investments
		(Cost $234,005,805)		202,517,640
SHORT-TERM INVESTMENTS: 24.6%
		Affiliated Mutual Fund: 3.3%
6,822,535		ING Institutional Prime Money Market Fund - Class I		6,822,535
		Total Mutual Fund
		(Cost $6,822,535)		6,822,535

Principal Amount				Value
		Securities Lending Collateral(cc): 21.3%
$45,155,477		Bank of New York Mellon Corp. Institutional Cash Reserves		$44,660,301
		Total Securities Lending Collateral
		(Cost $45,155,477)		44,660,301
		Total Short-Term Investments
		(Cost $51,978,012)		51,482,836
		Total Investments in Securities
		(Cost $285,983,817)*	121.5%	$254,000,476
		Other Assets and Liabilities - Net	(21.5)	(44,893,846)
		Net Assets	100.0%	$209,106,630

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $287,308,510.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,572,350
		Gross Unrealized Depreciation		(35,880,384)
		Net Unrealized Depreciation		$(33,308,034)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$254,000,476	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$254,000,476	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Aerospace/Defense: 4.2%
310,500		L-3 Communications Holdings, Inc.	$30,528,360
			30,528,360
		Biotechnology: 26.1%
739,190	@	Amgen, Inc.	43,811,791
916,200	@	Biogen Idec, Inc.	46,075,698
746,070	@	Genzyme Corp.	60,349,602
535,000	@	ImClone Systems, Inc.	33,405,400
192,300	@	Vertex Pharmaceuticals, Inc.	6,392,052
			190,034,543
		Computers: 2.4%
31,500	@	LaserCard Corp.	125,685
578,800	@	Sandisk Corp.	11,315,540
473,766		Seagate Technology, Inc.	5,742,044
83,100		Seagate Technology, Inc. - Escrow	1
			17,183,270
		Diversified Financial Services: 1.4%
121,200		Cohen & Steers, Inc.	3,433,596
2,696		Goldman Sachs Group, Inc.	345,088
262,870		Merrill Lynch & Co., Inc.	6,650,611
			10,429,295
		Electronics: 1.9%
500,848		Tyco Electronics Ltd.	13,853,456
			13,853,456
		Entertainment: 0.0%
9,410	@	Ascent Media Corp.	229,698
			229,698
		Healthcare - Products: 4.5%
216,900	@	BioMimetic Therapeutics, Inc.	2,398,914
475,848		Covidien Ltd.	25,581,588
65,000		Johnson & Johnson	4,503,200
			32,483,702
		Healthcare - Services: 4.3%
1,248,500		UnitedHealth Group, Inc.	31,699,415
			31,699,415
		Internet: 1.3%
748,275	@	Liberty Media Corp. - Interactive - Class A	9,660,230
			9,660,230
		Media: 17.0%
1,223,700		Cablevision Systems Corp.	30,788,292
176,805		CBS Corp. - Class B	2,577,817
166,450		Comcast Corp. – Class A	3,267,414
2,016,285		Comcast Corp. – Special Class A	39,761,141
94,105	@	Discovery Communications, Inc.	1,340,996
94,105	@	Discovery Communications, Inc.	1,332,527
59,346	@	Liberty Global, Inc.	1,798,184
60,213	@	Liberty Global, Inc. - Series C	1,691,383
154,855	@	Liberty Media Corp. - Capital Shares A	2,071,960
619,420	@	Liberty Media Corp. - Entertainment	15,466,917
2,466,720	@	Sirius XM Radio, Inc.	1,406,030
116,805	@	Viacom - Class B	2,901,436
585,500		Walt Disney Co.	17,968,995
91,300		World Wrestling Entertainment, Inc.	1,411,498
			123,784,590
		Miscellaneous Manufacturing: 4.3%
397,300		Pall Corp.	13,663,147
500,848		Tyco International Ltd.	17,539,697
			31,202,844
		Oil & Gas: 8.7%
1,306,000		Anadarko Petroleum Corp.	63,354,060
			63,354,060
		Oil & Gas Services: 9.2%
236,459	@	National Oilwell Varco, Inc.	11,877,336
2,207,600	@	Weatherford International Ltd.	55,499,064
			67,376,400
		Pharmaceuticals: 6.9%
132,500	@	Alkermes, Inc.	1,762,250
1,302,044	@	Forest Laboratories, Inc.	36,821,804
92,400	@	Isis Pharmaceuticals, Inc.	1,560,636
65,832		Teva Pharmaceutical Industries Ltd. ADR	3,014,447
365,600	@	Valeant Pharmaceuticals International	7,483,832
			50,642,969
		Retail: 0.1%
188,300	@	Charming Shoppes, Inc.	920,787
			920,787
		Semiconductors: 3.2%
624,800	@	Broadcom Corp.	11,640,024

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Semiconductors (continued)
114,000	@	Cree, Inc.		$2,596,920
84,600	@	DSP Group, Inc.		647,190
434,100		Intel Corp.		8,130,693
				23,014,827
		Software: 2.3%
95,800	@	Advent Software, Inc.		3,375,034
320,400	@	Autodesk, Inc.		10,749,420
91,900		Microsoft Corp.		2,452,811
				16,577,265
		Telecommunications: 0.9%
114,527	@	Arris Group, Inc.		885,294
294,900		Nokia OYJ ADR		5,499,885
				6,385,179
		Total Common Stock
		(Cost $639,772,990)		719,360,890
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 1.2%
8,794,132		ING Institutional Prime Money Market Fund - Class I		8,794,132
		Total Short-Term Investments
		(Cost $8,794,132)		8,794,132
		Total Investments in Securities
		(Cost $648,567,122)*	99.9%	$728,155,022
		Other Assets and Liabilities - Net	0.1	774,654
		Net Assets	100.0%	$728,929,676

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $648,988,917.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$159,435,168
		Gross Unrealized Depreciation		(80,269,063)
		Net Unrealized Appreciation		$79,166,105

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$728,155,021	$—
Level 2 - Other Significant Observable Inputs	1	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$728,155,022	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 85.9%
		Aerospace/Defense: 1.8%
85,000		L-3 Communications Holdings, Inc.	$8,357,200
			8,357,200
		Beverages: 3.7%
427,742	@	Constellation Brands, Inc.	9,179,343
291,300	@	Dr Pepper Snapple Group, Inc.	7,713,624
			16,892,967
		Coal: 1.7%
114,000		Peabody Energy Corp.	5,130,000
60,300		Walter Industries, Inc.	2,861,235
			7,991,235
		Commercial Services: 2.9%
111,750		Lender Processing Services, Inc.	3,410,610
295,600		Moody’s Corp.	10,050,400
			13,461,010
		Computers: 2.0%
180,900	@	Affiliated Computer Services, Inc.	9,158,967
			9,158,967
		Diversified Financial Services: 7.8%
218,800		American Express Co.	7,752,084
410,200		Citigroup, Inc.	8,413,202
60,050		Goldman Sachs Group, Inc.	7,686,400
399,700		Invesco Ltd.	8,385,706
175,900		Morgan Stanley	4,045,700
			36,283,092
		Electric: 3.3%
140,000		FirstEnergy Corp.	9,378,600
232,100	@	NRG Energy, Inc.	5,744,475
			15,123,075
		Electrical Components & Equipment: 1.5%
87,900	@	Energizer Holdings, Inc.	7,080,345
			7,080,345
		Engineering & Construction: 3.1%
302,200		Chicago Bridge & Iron Co. NV	5,814,328
200,400		KBR, Inc.	3,060,108
217,400	@	McDermott International, Inc.	5,554,570
			14,429,006
		Food: 0.9%
210,800		ConAgra Foods, Inc.	4,102,168
			4,102,168
		Healthcare - Services: 3.0%
202,000		Aetna, Inc.	7,294,220
138,700	@	WellPoint, Inc.	6,486,999
			13,781,219
		Home Builders: 2.2%
18,000	@	NVR, Inc.	10,296,000
			10,296,000
		Insurance: 5.0%
160,700		Assurant, Inc.	8,838,500
3,300	@	Berkshire Hathaway, Inc. - Class B	14,503,500
			23,342,000
		Internet: 0.9%
216,800	@	Symantec Corp.	4,244,944
			4,244,944
		Iron/Steel: 1.6%
40,000		Cleveland-Cliffs, Inc.	2,117,600
69,000		United States Steel Corp.	5,355,090
			7,472,690
		Machinery - Construction & Mining: 1.6%
241,500	@	Terex Corp.	7,370,580
			7,370,580

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Media: 1.7%
246,200		McGraw-Hill Cos., Inc.		$7,782,382
				7,782,382
		Metal Fabricate/Hardware: 0.5%
271,400		Sterlite Industries India Ltd. ADR		2,445,314
				2,445,314
		Mining: 4.1%
154,300		Freeport-McMoRan Copper & Gold, Inc.		8,771,955
208,300		Teck Cominco Ltd.		6,065,696
127,100		Xstrata PLC		3,961,001
				18,798,652
		Miscellaneous Manufacturing: 0.7%
128,500		General Electric Co.		3,276,750
				3,276,750
		Oil & Gas: 14.3%
153,400		Canadian Natural Resources Ltd.		10,501,764
296,300	@	Denbury Resources, Inc.		5,641,552
65,300		EOG Resources, Inc.		5,841,738
21,600		ExxonMobil Corp.		1,677,456
141,100		Noble Corp.		6,194,290
242,000		Petroleo Brasileiro SA ADR		10,635,901
236,500	@	Southwestern Energy Co.		7,222,710
172,195		Suncor Energy, Inc.		7,256,297
319,980		Talisman Energy, Inc.		4,550,116
148,350		XTO Energy, Inc.		6,901,242
				66,423,066
		Oil & Gas Services: 3.2%
212,800		Halliburton Co.		6,892,592
153,600	@	National Oilwell Varco, Inc.		7,715,328
				14,607,920
		Pharmaceuticals: 4.4%
342,400	@	NBTY, Inc.		10,107,648
213,000		Shire PLC ADR		10,170,750
				20,278,398
		Retail: 4.4%
163,000		Best Buy Co., Inc.		6,112,500
211,400		JC Penney Co., Inc.		7,048,076
401,500		Macy’s, Inc.		7,218,970
				20,379,546
		Semiconductors: 1.9%
221,400	@	International Rectifier Corp.		4,211,028
220,500		Texas Instruments, Inc.		4,740,750
				8,951,778
		Software: 4.4%
140,400	@	Check Point Software Technologies		3,192,696
238,400		Fidelity National Information Services, Inc.		4,400,864
262,980		Microsoft Corp.		7,018,936
294,710	@	Oracle Corp.		5,985,560
				20,598,056
		Telecommunications: 1.3%
118,100		China Mobile Ltd. ADR		5,914,448
				5,914,448
		Transportation: 2.0%
113,600		DryShips, Inc.		4,031,664
49,600		Frontline Ltd.		2,342,423
129,272		Ship Finance International Ltd.		2,787,104
				9,161,191
		Total Common Stock
		(Cost $474,905,662)		398,003,999
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Mortgage: 1.1%
360,200		Annaly Capital Management, Inc.		4,844,690
		Total Real Estate Investment Trusts
		(Cost $6,127,086)		4,844,690
		Total Investments in Securities
		(Cost $481,032,748)*	87.0%	$402,848,689
		Other Assets and Liabilities - Net	13.0	60,359,917
		Net Assets	100.0%	$463,208,606

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $481,570,722.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$11,669,700
		Gross Unrealized Depreciation		(90,391,733)
		Net Unrealized Depreciation		$(78,722,033)

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$396,545,265	$—
Level 2 - Other Significant Observable Inputs	6,303,424	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$402,848,689	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 53.1%
		Aerospace/Defense: 1.9%
9,200		Boeing Co.	$527,620
			527,620
		Agriculture: 1.6%
21,600		Altria Group, Inc.	428,544
			428,544
		Banks: 2.9%
13,100	L	Capital One Financial Corp.	668,100
73,500	L	National City Corp.	128,625
			796,725
		Beverages: 1.4%
7,300		Coca-Cola Co.	386,024
			386,024
		Biotechnology: 2.9%
9,573	@	Biogen Idec, Inc.	481,426
14,400	@, L	Regeneron Pharmaceuticals, Inc.	314,352
			795,778
		Chemicals: 1.9%
5,150		Monsanto Co.	509,747
			509,747
		Commercial Services: 2.2%
3,800	@	Apollo Group, Inc. - Class A	225,340
6,100		Visa, Inc.	374,479
			599,819
		Cosmetics/Personal Care: 3.9%
14,400		Colgate-Palmolive Co.	1,085,040
			1,085,040
		Diversified Financial Services: 0.4%
16,200	L	CIT Group, Inc.	112,752
305,000		Conseco, Inc. - Escrow	—
			112,752
		Electric: 0.9%
9,800		Constellation Energy Group, Inc.	238,140
			238,140
		Food: 0.2%
2,119		Sysco Corp.	65,329
			65,329
		Healthcare - Services: 4.8%
20,300	@	Health Net, Inc.	479,080
17,800	@	WellPoint, Inc.	832,506
			1,311,586
		Insurance: 5.1%
51,200		Genworth Financial, Inc.	440,832
6,781		Hartford Financial Services Group, Inc.	277,953
9,400		Prudential Financial, Inc.	676,800
			1,395,585
		Mining: 1.3%
16,600	L	Cameco Corp.	370,346
			370,346
		Miscellaneous Manufacturing: 4.1%
44,200		General Electric Co.	1,127,101
			1,127,101
		Oil & Gas: 7.6%
18,700		ConocoPhillips	1,369,775
2,500	L	Hess Corp.	205,200
10,900		XTO Energy, Inc.	507,068
			2,082,043
		Oil & Gas Services: 1.3%
11,200		Halliburton Co.	362,768
			362,768
		Pharmaceuticals: 4.5%
8,900		Roche Holding Ltd. ADR	692,553
20,951	@, L	Sepracor, Inc.	383,613
14,000	@, L	Theravance, Inc.	174,440
			1,250,606
		Retail: 1.0%
10,700		Petsmart, Inc.	264,397
			264,397
		Semiconductors: 0.0%
1		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9
			9
		Telecommunications: 3.2%
26,400	@	Cisco Systems, Inc.	595,584
45,071	L	Sprint Nextel Corp.	274,933
			870,517
		Total Common Stock
		(Cost $16,625,977)	14,580,476

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 2.7%
		Diversified: 0.7%
15,321	L	CapitalSource, Inc.	$188,448
			188,448
		Mortgage: 2.0%
40,800		Annaly Capital Management, Inc.	548,760
			548,760
		Total Real Estate Investment Trusts
		(Cost $753,783)	737,208
PREFERRED STOCK: 0.4%
		Diversified Financial Services: 0.4%
3,696		CIT Group, Inc.	121,709

		Total Preferred Stock
		(Cost $194,850)	121,709

Principal Amount			Value
CORPORATE BONDS/NOTES: 18.6%
		Banks: 1.6%
$220,000		Bank of America Corp., 4.375%, due 12/01/10	$211,129
220,000		US Bancorp., 4.500%, due 07/29/10	224,482
			435,611
		Diversified Financial Services: 13.9%
150,000		American Express Co., 7.000%, due 03/19/18	132,606
405,000		American Express Credit Corp., 5.000%, due 12/02/10	378,330
306,000		American Express Credit Corp., 5.109%, due 05/27/10	287,899
520,000	C	Ameriprise Financial, Inc., 5.350%, due 11/15/10	511,118
179,000		Bear Stearns Cos., Inc., 2.991%, due 02/01/12	173,211
260,000		Citigroup, Inc., 4.625%, due 08/03/10	237,502
300,000		Citigroup, Inc., 6.000%, due 02/21/12	277,462
160,000		Citigroup, Inc., 6.875%, due 03/05/38	131,236
2,345,000		Conseco Finance Trust II - Escrow, Discount Note, due 11/15/26	—
2,350,000		Conseco Finance Trust II - Escrow, Discount Note, due 04/01/27	—
200,000		General Electric Capital Corp., 6.000%, due 06/15/12	193,192
600,000	L	Goldman Sachs Group, Inc., 5.700%, due 09/01/12	517,272
320,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	214,144
200,000	L	HSBC Finance Corp., 7.000%, due 05/15/12	194,513
165,000	±, C	Lehman Brothers Holdings, Inc., Discount Note, due 07/17/37	825
115,000		Morgan Stanley, 2.902%, due 05/07/10	79,465
160,000	C	Morgan Stanley, 6.625%, due 04/01/18	106,050
500,000		SLM Corp., 4.500%, due 07/26/10	380,151
			3,814,976
		Pipelines: 1.5%
415,000	C	Spectra Energy Capital, LLC, 7.500%, due 10/01/09	419,380
			419,380
		Telecommunications: 1.6%
210,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	218,633
200,000	C, L	Verizon Global Funding Corp., 7.375%, due 09/01/12	206,630
			425,263
		Total Corporate Bonds/Notes
		(Cost $5,815,696)	5,095,230
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
		Federal Home Loan Mortgage Corporation##: 0.3%
75,000	L	4.875%, due 02/09/10	76,704
			76,704
		Federal National Mortgage Association##: 9.7%
1,500,000	W	5.500%, due 10/15/35	1,496,016
753,427		5.500%, due 06/01/38	752,025
415,000	W	6.000%, due 03/25/38	420,382
			2,668,423
		Total U.S. Government Agency Obligations
		(Cost $2,762,789)	2,745,127
U.S. TREASURY OBLIGATIONS: 0.7%
		U.S. Treasury Notes: 0.7%
175,000	L	3.500%, due 05/31/13	179,348
		Total U.S. Treasury Obligations
		(Cost $176,312)	179,348
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.8%
150,000	C	Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49	140,725
323,505		Fannie Mae, 3.607%, due 10/25/36	314,574

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$151,366			Fannie Mae, 3.647%, due 09/25/36	$145,455
170,000	C		GS Mortgage Securities Corp. II, 5.479%, due 11/10/39	163,241
			Total Collateralized Mortgage Obligations
			(Cost $768,255)	763,995
			Total Long-Term Investments
			(Cost $27,097,662)	24,223,093
SHORT-TERM INVESTMENTS: 22.8%
			Commercial Paper: 4.9%
545,000			General Electric Capital Corp., Discount Note, due 10/10/08	544,670
415,000			Illinios Tool Works, Inc., Discount Note, due 10/14/08	414,666
390,000			Walt Disney Co., Discount Note, due 10/14/08	389,697
			Total Commercial Paper
			(Cost $1,349,033)	1,349,033

Shares				Value
			Affiliated Mutual Fund: 4.4%
1,205,469			ING Institutional Prime Money Market Fund - Class I	$1,205,469
			Total Mutual Fund
			(Cost $1,205,469)	1,205,469

Principal Amount				Value
			U.S. Government Agency Obligations: 2.6%
$715,000	Z		Federal Home Loan Bank, 2.080%, due 10/10/08	$714,587
			Total U.S. Government Agency Obligations
			(Cost $714,587)	714,587
			Securities Lending Collateral(cc): 10.9%
3,049,036			Bank of New York Mellon Corp. Institutional Cash Reserves	2,997,326
			Total Securities Lending Collateral
			(Cost $3,049,036)	2,997,326
			Total Short-Term Investments
			(Cost $6,318,125)	6,266,415
		Total Investments in Securities (Cost $33,415,787)*	111.1%	$30,489,508
		Other Assets and Liabilities - Net	(11.1)	(3,049,702)
		Net Assets	100.0%	$27,439,806

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	ADR	American Depositary Receipt
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $34,068,216.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$382,491
		Gross Unrealized Depreciation		(3,961,199)
		Net Unrealized Depreciation		$(3,578,708)

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$20,869,512	$—
Level 2 - Other Significant Observable Inputs	9,619,996	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$30,489,508	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Australia: 0.1%
286,785		Aristocrat Leisure Ltd.	$1,502,638
			1,502,638
		Bermuda: 0.9%
869,400	L	XL Capital Ltd.	15,597,036
			15,597,036
		Brazil: 1.5%
216,800	L	Cia de Bebidas das Americas ADR	11,839,448
517,900	L	Empresa Brasileira de Aeronautica SA ADR	13,988,479
			25,827,927
		Canada: 1.5%
650,900		Husky Energy, Inc.	27,032,915
			27,032,915
		Finland: 1.0%
537,200		Fortum OYJ	18,027,997
			18,027,997
		France: 5.4%
324,978		LVMH Moet Hennessy Louis Vuitton SA	28,530,945
146,386	@	NicOx SA	1,598,875
279,059		Sanofi-Aventis	18,346,838
151,008		Societe Generale	13,564,965
333,414		Technip SA	18,734,886
215,984		Total SA	13,120,981
			93,897,490
		Germany: 6.2%
161,598		Allianz AG	22,265,203
374,215		Bayerische Motoren Werke AG	14,573,926
615,212		SAP AG	32,739,344
425,022		Siemens AG	39,976,308
			109,554,781
		India: 2.2%
1,685,713	@	Dish TV India Ltd.	996,792
1,408,384		Hindustan Lever Ltd.	7,648,390
6,000	L	ICICI Bank Ltd. ADR	141,120
682,665		Infosys Technologies Ltd.	20,761,570
1,555,538	@	Wire and Wireless India Ltd.	556,784
1,806,776		Zee Telefilms Ltd.	7,681,341
			37,785,997
		Italy: 1.1%
1,119,600		Bulgari S.p.A.	10,021,959
187,325		Tod’s S.p.A.	9,425,844
			19,447,803
		Japan: 11.2%
75,500		Fanuc Ltd.	5,680,002
588,400		Hoya Corp.	11,672,551
3,763		KDDI Corp.	21,316,152
58,030		Keyence Corp.	11,576,004
94,000		Kyocera Corp.	7,135,136
1,014,000		Mitsubishi Electric Corp.	6,841,525
356,500		Murata Manufacturing Co., Ltd.	14,392,137
99,700		Nidec Corp.	6,133,417
26,800		Nintendo Co., Ltd.	11,367,857
232,500		Secom Co., Ltd.	9,685,404
364,600		Sega Sammy Holdings, Inc.	3,298,050
300,871		Seven & I Holdings Co., Ltd.	8,643,994
586,000		Shionogi & Co., Ltd.	11,869,071
816,800		Sony Corp.	25,188,160
1,455		Sony Financial Holdings, Inc.	5,728,563
119,600		Square Enix Co., Ltd.	3,497,730
3,149		Sumitomo Mitsui Financial Group, Inc.	19,743,175
315,000		Toyota Motor Corp.	13,467,041
			197,235,969
		Mexico: 2.9%
4,981,000		Fomento Economico Mexicano SA de CV ADR	19,051,363
2,192,100		Grupo Modelo SA	9,320,409
1,059,200	L	Grupo Televisa SA ADR	23,164,704
			51,536,476
		Netherlands: 2.9%
876,633		European Aeronautic Defence and Space Co. NV	14,959,378
803,377		Koninklijke Philips Electronics NV	21,797,631
525,500		TNT NV	14,559,853
			51,316,862
		Norway: 0.5%
652,100		Tandberg ASA	8,885,301
			8,885,301
		South Korea: 0.8%
779,700	L	SK Telecom Co., Ltd. ADR	14,673,954
			14,673,954

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Spain: 1.0%
420,300		Inditex SA	$17,784,416
			17,784,416
		Sweden: 7.0%
1,472,200		Assa Abloy AB	17,827,640
707,000		Hennes & Mauritz AB	28,948,693
893,175		Investor AB	16,725,527
6,343,220		Telefonaktiebolaget LM Ericsson	60,240,234
			123,742,094
		Switzerland: 3.9%
15,077	@	Basilea Pharmaceutica - Reg	2,233,276
625,638		Credit Suisse Group	29,218,527
233,975		Roche Holding AG	36,626,894
			68,078,697
		Taiwan: 2.2%
1,757,788		MediaTek, Inc.	18,227,204
7,997,311		Taiwan Semiconductor Manufacturing Co., Ltd.	13,411,746
660,200	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,186,074
			37,825,024
		Turkey: 0.1%
133,000		Turkcell Iletisim Hizmet AS ADR	1,993,670
			1,993,670
		United Kingdom: 11.1%
621,830		3i Group PLC	7,873,415
302,100		BP PLC ADR	15,156,357
936,138		Burberry Group PLC	6,619,438
1,382,818		Cadbury PLC	13,902,425
654,229		Diageo PLC	11,160,745
655,805		Experian Group Ltd.	4,346,270
1,501,152		HSBC Holdings PLC	23,974,582
1,653,166		Prudential PLC	15,073,480
463,786		Reckitt Benckiser PLC	22,486,502
5,443,489		Royal Bank of Scotland Group PLC	17,560,149
942,494		Smith & Nephew PLC	9,954,046
2,731,210		Tesco PLC	18,995,437
9,433,796		Vodafone Group PLC	20,833,782
833,688		WPP Group PLC	6,743,300
			194,679,928
		United States: 33.4%
318,300		3M Co.	21,743,073
210,900	@, L	Acadia Pharmaceuticals, Inc.	565,212
746,183	@, L	Adobe Systems, Inc.	29,451,843
301,100		Aetna, Inc.	10,872,721
326,600		Aflac, Inc.	19,187,750
782,100	L	Altera Corp.	16,173,828
529,500		Automatic Data Processing, Inc.	22,636,125
144,300		Boeing Co.	8,275,605
710,900	L	Carnival Corp.	25,130,315
669,600		Citigroup, Inc.	13,733,496
232,500		Colgate-Palmolive Co.	17,518,875
1,111,900		Corning, Inc.	17,390,116
492,800	@, L	Cree, Inc.	11,225,984
205,527	@, L	Dr Pepper Snapple Group, Inc.	5,442,355
1,260,700	@	eBay, Inc.	28,214,466
462,200		Emerson Electric Co.	18,853,138
191,400	@, L	InterMune, Inc.	3,274,854
284,500		International Game Technology	4,887,710
943,200	@	Intuit, Inc.	29,814,552
1,367,400	@, L	Juniper Networks, Inc.	28,811,118
313,300	L	Linear Technology Corp.	9,605,778
118,400		Lockheed Martin Corp.	12,984,928
766,200		Maxim Integrated Products	13,868,220
381,600		McDonald’s Corp.	23,544,720
1,241,100		Microsoft Corp.	33,124,959
142,300		Northrop Grumman Corp.	8,614,842
270,800		Raytheon Co.	14,490,508
123,600	@, L	Regeneron Pharmaceuticals, Inc.	2,698,188
355,154	@, L	Seattle Genetics, Inc.	3,800,148
366,100	@, L	Shuffle Master, Inc.	1,863,449
7,632,539	@, L	Sirius XM Radio, Inc.	4,350,547
821,800	@	SLM Corp.	10,141,012
309,100	@, L	Theravance, Inc.	3,851,386
520,000		Tiffany & Co.	18,470,400
233,479	@, L	Transocean, Inc.	25,645,333
401,000	L	Wal-Mart Stores, Inc.	24,015,890
759,100		Walt Disney Co.	23,296,779
115,700	@	WellPoint, Inc.	5,411,289
554,200	L	Xilinx, Inc.	12,995,990
			585,977,502
		Total Common Stock
		(Cost $1,768,381,674)	1,702,404,477

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.9%
		Germany: 0.9%
137,729		Bayerische Motoren Werke AG		$4,165,639
100,763		Porsche AG		11,173,244
		Total Preferred Stock
		(Cost $13,776,610)		15,338,883

Principal Amount				Value
CONVERTIBLE BONDS: 0.1%
		United States: 0.1%
$1,890,000		Theravance, Inc., 3.000%, due 01/15/15		$1,370,250
		Total Convertible Bonds
		(Cost $1,890,000)		1,370,250
		Total Long-Term Investments
		(Cost $1,784,048,284)		1,719,113,610

Shares				Value
SHORT-TERM INVESTMENTS: 19.4%
		Affiliated Mutual Fund: 1.9%
34,417,575		ING Institutional Prime Money Market Fund - Class I		$34,417,575
		Total Mutual Fund
		(Cost $34,417,575)		34,417,575

Principal Amount				Value
		Securities Lending Collateral(cc): 17.5%
$310,223,629		Bank of New York Mellon Corp. Institutional Cash Reserves		$306,880,385
		Total Securities Lending Collateral
		(Cost $310,223,629)		306,880,385
		Total Short-Term Investments
		(Cost $344,641,204)		341,297,960
		Total Investments in Securities (Cost $2,128,689,488)*	117.3%	$2,060,411,570
		Other Assets and Liabilities - Net	(17.3)	(303,969,754)
		Net Assets	100.0%	$1,756,441,816

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $2,145,258,599.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$188,173,230
		Gross Unrealized Depreciation		(273,020,259)
		Net Unrealized Depreciation		$(84,847,029)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	4.2%
Apparel	0.9
Auto Manufacturers	2.5
Banks	4.3
Beverages	3.2
Biotechnology	0.8
Commercial Services	2.1
Cosmetics/Personal Care	1.0
Diversified Financial Services	3.0
Electric	1.0
Electrical Components & Equipment	1.5
Electronics	4.1
Entertainment	0.5
Food	1.9
Healthcare - Products	0.6
Healthcare - Services	0.9
Holding Companies - Diversified	1.6
Home Furnishings	1.4
Household Products/Wares	1.7
Insurance	4.4
Internet	1.6
Investment Companies	1.0
Leisure Time	1.6
Machinery - Diversified	0.3
Media	3.8
Metal Fabricate/Hardware	1.0
Miscellaneous Manufacturing	3.5
Oil & Gas	4.6
Oil & Gas Services	1.1
Pharmaceuticals	4.2
Retail	7.5
Semiconductors	5.8
Software	8.5
Telecommunications	9.9
Toys/Games/Hobbies	0.6
Transportation	0.8
Venture Capital	0.5
Short-Term Investments	19.4
Other Assets and Liabilities - Net	(17.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$1,105,198,371	$—
Level 2 - Other Significant Observable Inputs	955,213,199	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$2,060,411,570	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES: 16.9%
			Advertising: 0.1%
	$213,000	C, L	Lamar Media Corp., 6.625%, due 08/15/15	$177,323
315,000		C	Lamar Media Corp., 7.250%, due 01/01/13	286,650
				463,973
			Aerospace/Defense: 0.2%
105,000		C	Alliant Techsystems, Inc., 6.750%, due 04/01/16	98,700
170,000		C	BE Aerospace, Inc., 8.500%, due 07/01/18	165,325
345,000		C	DRS Technologies, Inc., 6.625%, due 02/01/16	350,175
435,000		C	L-3 Communications Corp., 5.875%, due 01/15/15	395,850
180,000		C	L-3 Communications Corp., 6.375%, due 10/15/15	166,500
				1,176,550
			Agriculture: 0.1%
300,000		#, C	MHP SA, 10.250%, due 11/30/11	255,000
435,000		C	Reynolds American, Inc., 7.250%, due 06/01/13	447,446
				702,446
			Apparel: 0.1%
555,000		C	Levi Strauss & Co., 9.750%, due 01/15/15	466,200
				466,200
			Auto Parts & Equipment: 0.2%
165,000		C, L	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	161,288
100,000		C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	99,500
1,060,000		C	Lear Corp., 8.750%, due 12/01/16	742,000
				1,002,788
			Banks: 3.7%
EUR	400,000		Banco Bilbao Vizcaya Argentaria SA, 4.250%, due 07/15/14	539,227
	$930,000	#, L	Banco BMG SA, 9.150%, due 01/15/16	895,125
305,000		#, C	Banco de Credito del Peru, 6.950%, due 11/07/21	295,744
241,000		#	Banco Hipotecario SA, 9.750%, due 04/27/16	155,445
MXN	1,007,479		Banco Invex SA, 6.450%, due 03/13/34	345,877
	$670,000	#	Banco Pine SA, 7.375%, due 06/17/10	646,550
1,170,000		C	Barclays Bank PLC, 6.278%, due 12/15/49	856,534
EUR	120,000		Depfa ACS Bank, 3.875%, due 11/14/16	156,195
	$1,100,000	#, C	HBOS PLC, 6.413%, due 10/01/35	621,801
EUR	2,020,000		HBOS Treasury Services PLC, 4.375%, due 07/13/16	2,586,381
EUR	940,000		HBOS Treasury Services PLC, 4.500%, due 07/13/21	1,121,344
	$290,000	Z	HSBC Bank PLC, Discount Note, due 07/08/09	299,280
290,000		Z	HSBC Bank PLC, 4.590%, due 03/09/09	284,200
920,000		Z	HSBC Bank PLC, 11.260%, due 01/12/10	802,240
210,000		#	HSBK Europe BV, 7.250%, due 05/03/17	127,050
2,550,000		#	HSBK Europe BV, 9.250%, due 10/16/13	1,950,750
950,000		#, C	ICICI Bank Ltd, 6.625%, due 10/03/12	917,577
1,000,000		#, C	ICICI Bank Ltd., 6.375%, due 04/30/22	691,250
360,000		#	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	377,680
2,270,000		#	Rabobank Nederland, 3.000%, due 03/11/11	2,068,018
340,000		#	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	259,828
1,100,000		#	VTB CAPITAL SA, 6.875%, due 05/29/18	833,900
2,365,000		C	VTB Capital SA for Vneshtorgbank, 6.315%, due 02/04/15	2,130,223
EUR	1,725,000		WM Covered Bond Program, 3.875%, due 09/27/11	2,152,575
EUR	2,390,000		WM Covered Bond Program, 4.000%, due 09/27/16	2,654,379
				23,769,173
			Beverages: 0.1%
BRL	860,000	#	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	329,917
	$170,000	C, L	Constellation Brands, Inc., 8.125%, due 01/15/12	165,750
145,000		C	Constellation Brands, Inc., 8.375%, due 12/15/14	144,275
				639,942
			Building Materials: 0.1%
235,000		C, L	Nortek, Inc. - Old, 8.500%, due 09/01/14	135,125
600,000		+, C, L	NTK Holdings, Inc., 28.940%, due 03/01/14	261,000
				396,125
			Chemicals: 0.2%
900,000		#, C, L	Braskem Finance Ltd., 7.250%, due 06/05/18	823,500
285,000		C	Momentive Performance Materials, Inc., 9.750%, due 12/01/14	226,575
340,000		C, L	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	232,900
25,000		#, C	Mosaic Co., 7.375%, due 12/01/14	25,914
				1,308,889
			Coal: 0.0%
215,000		C	Peabody Energy Corp., 6.875%, due 03/15/13	208,550
				208,550
			Commercial Services: 0.3%
725,000		C, L	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	462,188
145,000		C	Corrections Corp. of America, 7.500%, due 05/01/11	145,181
220,000		C, L	Hertz Corp., 8.875%, due 01/01/14	190,850
140,000		C, L	Hertz Corp., 10.500%, due 01/01/16	117,600
240,000		C	Iron Mountain, Inc., 8.625%, due 04/01/13	237,600
315,000		C	Service Corp. International, 6.750%, due 04/01/15	276,413
640,000		C	United Rentals North America, Inc., 7.000%, due 02/15/14	451,200
				1,881,032
			Cosmetics/Personal Care: 0.0%
220,000		C	Elizabeth Arden, Inc., 7.750%, due 01/15/14	201,300
				201,300
			Diversified Financial Services: 2.5%
893,492		#, C	Autopistas Del Nordeste, 9.390%, due 04/15/24	779,572
EUR	540,000		BA Covered Bond Issuer, 4.250%, due 04/05/17	693,034
RUB	7,800,000		Bank of Moscow, 7.250%, due 11/25/09	297,896
	$810,000	#, C, L	C10 Capital, Ltd., 6.722%, due 12/31/16	752,104
190,000		#, C	CCM Merger, Inc., 8.000%, due 08/01/13	155,325
460,000		C	Citigroup, Inc., 8.400%, due 04/29/49	313,679
400,000		C	Cloverie PLC, 7.454%, due 12/20/10	333,400
BRL	3,700,000	#, Z	Coriolanus Ltd., Discount Note, due 12/31/17	1,294,971
	$900,000	#	Eirles Two Ltd., 4.692%, due 04/30/12	511,200
2,890,000			Eksportfinans A/S, 3.500%, due 02/11/11	3,632,125
615,000		L	General Motors Acceptance Corp., 8.000%, due 11/01/31	232,308
740,000		C	Goldman Sachs Group, Inc., 6.345%, due 02/15/34	487,423
1,000,000		C	HSBC Finance Capital Trust IX, 5.911%, due 11/30/35	752,144
1,429,821		#	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,515,610
240,000		#, C	ISA Capital do Brasil SA, 7.875%, due 01/30/12	231,000
300,000		#, C, L	ISA Capital do Brasil SA, 8.800%, due 01/30/17	288,750
430,000		C	JPMorgan Chase & Co., 7.900%, due 04/29/49	362,976
MXN	633,838		JPMorgan Hipotecaria su Casita, 6.100%, due 09/25/35	169,539
RUB	7,600,000	C	JSC RosBank, 8.000%, due 09/30/09	284,334
	$755,000	±, C	Lehman Brothers Holdings, Inc., Discount Note, due 05/11/38	3,775
505,000			Morgan Stanley, 5.950%, due 12/28/17	316,847
455,000		#, C	National Gas Co. of Trinidad and Tobago Ltd., 6.050%, due 01/15/36	396,988
480,000		C, L	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, due 04/01/17	362,400
95,000		#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	95,475
740,000			SLM Corp., 4.500%, due 07/26/10	562,623
785,000		+	Tiers Trust, 8.040%, due 06/15/97	422,635
460,000		+, C	Vanguard Health Holding Co. I, LLC, 11.820%, due 10/01/15	400,200
				15,648,333
			Electric: 0.9%
395,000		#, C	AES Dominicana Energia Finance SA, 11.000%, due 12/13/15	325,875
240,000		#, C	AES Panama SA, 6.350%, due 12/21/16	229,748
545,000		C, L	Edison Mission Energy, 7.000%, due 05/15/17	493,225

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Electric (continued)
	$470,000	#, C	EEB International Ltd., 8.750%, due 10/31/14	$470,000
BRL	475,000	#	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	249,619
	$1,365,000	#, C	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	1,369,685
	465,000	#	Majapahit Holding BV, 7.250%, due 10/17/11	442,913
	480,000	#	Majapahit Holding BV, 7.750%, due 10/17/16	410,400
PHP	23,800,000		National Power Corp., 5.875%, due 12/19/16	431,030
	$302,000	#, L	National Power Corp., 6.875%, due 11/02/16	278,595
	660,000		National Power Corp., 9.625%, due 05/15/28	740,850
				5,441,940
			Entertainment: 0.6%
	150,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	129,750
	360,000	+, C	Cinemark, Inc., 9.540%, due 03/15/14	347,850
	405,000	#, ±, C, L	Greektown Holdings, LLC, Discount Note, due 12/01/13	281,475
	915,000	C, L	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	617,625
	340,000	+, C	Marquee Holdings, Inc., 12.000%, due 08/15/14	252,450
	385,000	#, C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	252,175
	300,000	C, L	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	250,500
	620,000	C, L	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	530,100
	525,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	509,906
	180,000	#, C	Pokagon Gaming Authority, 10.375%, due 06/15/14	183,150
	800,000	+, C	WMG Holdings Corp., 19.330%, due 12/15/14	444,000
				3,798,981
			Environmental Control: 0.1%
	475,000	C, L	Allied Waste North America, Inc., 7.375%, due 04/15/14	464,313
				464,313
			Food: 0.2%
	210,000	C	Del Monte Corp., 8.625%, due 12/15/12	208,950
	550,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	578,789
	120,000	C	Dole Food Co., Inc., 7.250%, due 06/15/10	106,200
	205,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	179,375
	245,000		Smithfield Foods, Inc., 8.000%, due 10/15/09	238,875
				1,312,189
			Forest Products & Paper: 0.0%
	340,000	C	NewPage Corp., 10.000%, due 05/01/12	306,000
				306,000
			Healthcare - Products: 0.2%
	185,000	#, C	Bausch & Lomb, Inc., 9.875%, due 11/01/15	176,213
	200,000	C	Biomet, Inc., 10.000%, due 10/15/17	205,000
	390,000	C	DJO Finance,LLC/DJO Finance Corp., 10.875%, due 11/15/14	374,400
	205,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	208,075
	320,000	&, C	Universal Hospital Services, Inc., 8.500%, due 06/01/15	300,000
				1,263,688
			Healthcare - Services: 0.4%
	240,000	C, L	Community Health Systems, Inc., 8.875%, due 07/15/15	229,200
	585,000	C	DaVita, Inc., 6.625%, due 03/15/13	558,675
	495,000	C	HCA, Inc., 6.375%, due 01/15/15	392,288
	240,000	C	HCA, Inc., 9.250%, due 11/15/16	234,000
	255,000	C, L	Healthsouth Corp., 10.750%, due 06/15/16	258,825
	380,000	C, L	Select Medical Corp., 7.625%, due 02/01/15	309,700
	209,903	&, C	US Oncology Holdings, Inc., 8.334%, due 03/15/12	161,625
	295,000	C	US Oncology, Inc., 9.000%, due 08/15/12	296,475
				2,440,788
			Home Builders: 0.1%
	180,000	C	Centex Corp., 5.800%, due 09/15/09	171,000
	65,000	C, L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	37,050
	125,000	C	K Hovnanian Enterprises, Inc., 8.875%, due 04/01/12	80,000
	150,000	C	Toll Corp., 8.250%, due 12/01/11	144,750
	25,000	C	William Lyon Homes, Inc., 7.500%, due 02/15/14	9,875
	235,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	102,225
				544,900
			Household Products/Wares: 0.1%
	35,000	C	Church & Dwight Co., Inc., 6.000%, due 12/15/12	33,163
	370,000	C, L	Jarden Corp., 7.500%, due 05/01/17	309,875
				343,038
			Iron/Steel: 0.3%
	950,000	#	GTL Trade Finance, Inc., 7.250%, due 10/20/17	912,328
	145,000	C	Ispat Inland ULC, 9.750%, due 04/01/14	153,295
	870,000	#	Steel Capital SA for OAO Severstal, 9.750%, due 07/29/13	717,750
	340,000		Steel Dynamics, Inc., 7.375%, due 11/01/12	312,800
				2,096,173
			Leisure Time: 0.0%
	170,000	C	Leslie’s Poolmart, 7.750%, due 02/01/13	144,500
	160,000	C, L	Travelport, LLC, 11.875%, due 09/01/16	115,600
				260,100
			Lodging: 0.4%
	885,000	C, L	Caesars Entertainment, Inc., 7.875%, due 03/15/10	692,513
	630,000	#, C, L	Harrah’s Operating Co., Inc., 10.750%, due 02/01/16	324,450
	310,000	C	MGM Mirage, 6.625%, due 07/15/15	217,000
	390,000	C, L	MGM Mirage, 8.375%, due 02/01/11	320,775
	1,195,000	C, L	Station Casinos, Inc., 6.500%, due 02/01/14	358,500
	210,000	C, L	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	87,150
	755,000	C, L	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	647,413
				2,647,801
			Machinery - Diversified: 0.1%
	1,025,000	C, L	Case New Holland, Inc., 7.125%, due 03/01/14	937,875
				937,875
			Media: 0.6%
	325,000	C	Allbritton Communications Co., 7.750%, due 12/15/12	279,500
	395,000	C, L	CCH I, LLC, 11.000%, due 10/01/15	262,675
	215,000		CSC Holdings, Inc., 7.625%, due 04/01/11	207,475
	70,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	43,575
	445,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	410,513
	465,000	C	Idearc, Inc., 8.000%, due 11/15/16	129,038
	390,000	C, L	LIN Television Corp., 6.500%, due 05/15/13	306,150
	860,000	C	Medianews Group, Inc., 6.875%, due 10/01/13	262,300
	590,000	C, L	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	563,450
	340,000	+, C, L	Nielsen Finance LLC/Nielsen Finance Co., 12.500%, due 08/01/16	222,700
	760,000	C, L	R.H. Donnelley Corp., 6.875%, due 01/15/13	300,200
	505,000	C, L	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	488,588
	160,000	#, C	Videotron Ltd., 9.125%, due 04/15/18	162,400
				3,638,564
			Mining: 0.9%
	3,120,000	#, L	ALROSA Finance SA, 8.875%, due 11/17/14	2,673,250
	795,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	787,050
	360,000	C	Novelis, Inc., 7.250%, due 02/15/15	315,000
	2,020,000	#, C	Vedanta Resources PLC, 9.500%, due 07/18/18	1,724,878
				5,500,178
			Miscellaneous Manufacturing: 0.0%
	70,000	C, L	Koppers, Inc., 9.875%, due 10/15/13	72,450
				72,450
			Municipal: 0.2%
	1,190,000	#	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	1,133,475
COP	516,000,000	#	Santa Fe de Bogota DC, 9.750%, due 07/26/28	199,055
				1,332,530
			Oil & Gas: 1.9%
	$480,000	#, C, L	Atlas Energy Resources LLC, 10.750%, due 02/01/18	434,400
	135,000	C	Berry Petroleum Co., 8.250%, due 11/01/16	114,750
	705,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	646,838
	425,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	393,125

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount	Value
Oil & Gas (continued)
$265,000	C	Forest Oil Corp., 7.750%, due 05/01/14	$251,750
980,000	#	Gaz Capital SA, 7.510%, due 07/31/13	920,702
560,000	#, C	GAZ Capital SA, 8.146%, due 04/11/18	492,800
760,000	#	Gaz Capital SA, 8.625%, due 04/28/34	706,595
241,503	#, C	Gazprom International SA, 7.201%, due 02/01/20	219,164
1,830,000	#, C	Gazprom OAO, 7.288%, due 08/16/37	1,308,450
2,480,000	#	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	2,120,400
345,000	C, L	Newfield Exploration Co., 6.625%, due 09/01/14	312,225
1,130,000	#, C	Pemex Project Funding Master Trust, 6.625%, due 06/15/38	1,029,769
1,430,000	C	Petrobras International Finance Co., 5.875%, due 03/01/18	1,306,851
190,000	C	Pride International, Inc., 7.375%, due 07/15/14	182,400
270,000	C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	221,400
170,000	C	Quicksilver Resources, Inc., 8.250%, due 08/01/15	156,400
240,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	190,800
350,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	274,750
531,180	#	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	427,600
380,000	C, L	Tesoro Corp., 6.625%, due 11/01/15	311,600
12,022,769
Oil & Gas Services: 0.1%
345,000	#, C	Helix Energy Solutions Group, Inc., 9.500%, due 01/15/16	324,300
330,000	#, C, L	Key Energy Services, Inc., 8.375%, due 12/01/14	318,450
642,750
Packaging & Containers: 0.3%
530,000	C	Berry Plastics Holding Corp., 8.875%, due 09/15/14	416,050
490,000	C	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	480,200
435,000	C, L	Graham Packaging Co., Inc., 9.875%, due 10/15/14	380,625
510,000	C, L	Graphic Packaging International Corp., 8.500%, due 08/15/11	487,050
1,763,925
Pharmaceuticals: 0.0%
300,000	C, L	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	234,000
234,000
Pipelines: 0.4%
285,000	C	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	263,625
540,000	#, C	Copano Energy, LLC/Copano Energy Finance Corp., 7.750%, due 06/01/18	475,200
490,000	C	Enterprise Products Operating LP, 8.375%, due 08/01/66	454,847
125	#, C	Kern River Funding Corp., 4.893%, due 04/30/18	122
489,000	C	Kinder Morgan Energy Partners LP, 7.300%, due 08/15/33	447,582
315,000	C	Williams Cos., Inc., 7.625%, due 07/15/19	310,837
320,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	323,542
2,275,755
Real Estate: 0.0%
295,000	L	iStar Financial, Inc., 3.369%, due 03/16/09	245,601
245,601
Retail: 0.3%
680,000	C	Albertson’s, Inc., 8.000%, due 05/01/31	633,593
980,000	C, L	Claire’s Stores, Inc., 10.500%, due 06/01/17	333,200
110,000	Dillard’s, Inc., 6.625%, due 11/15/08	109,585
25,000	C	Ferrellgas Escrow, LLC, 6.750%, due 05/01/14	20,500
165,000	#, C, L	Ferrellgas Partners-LP, 6.750%, due 05/01/14	135,300
195,000	C, L	GSC Holdings Corp., 8.000%, due 10/01/12	196,950
285,000	C, L	Sally Holdings, LLC, 9.250%, due 11/15/14	270,038
215,000	C, L	Sally Holdings, LLC, 10.500%, due 11/15/16	205,325
1,904,491
Software: 0.0%
352,000	C	Fiserv, Inc., 6.125%, due 11/20/12	341,629
341,629
Telecommunications: 1.0%
MXN	8,400,000	America Movil SAB de CV, 8.460%, due 12/18/36	678,140
$335,000	C	American Tower Corp., 7.500%, due 05/01/12	331,650
880,000	C, L	Citizens Communications Co., 6.250%, due 01/15/13	828,300
505,000	#, C	Fairpoint Communications, Inc., 13.125%, due 04/01/18	462,075
515,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	340,093
220,000	C	NTL Cable PLC, 8.750%, due 04/15/14	185,900
480,000	C	NTL Cable PLC, 9.125%, due 08/15/16	404,400
815,000	C	Qwest Corp., 8.875%, due 03/15/12	802,775
650,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	508,066
PEN	1,194,600	#	Telefonica del Peru SAA, 8.000%, due 04/11/16	398,830
$1,130,000	#	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	878,448
490,000	C, L	Windstream Corp., 8.125%, due 08/01/13	467,950
320,000	C, L	Windstream Corp., 8.625%, due 08/01/16	296,800
6,583,427
Transportation: 0.2%
480,000	#, C	Panama Canal Railway Co., 7.000%, due 11/01/26	405,600
870,000	#, C	TGI International Ltd., 9.500%, due 10/03/17	870,000
1,275,600
Total Corporate Bonds/Notes
(Cost $124,657,046)	107,556,756
U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.7%
Federal Home Loan Bank: 0.1%
980,000	3.625%, due 10/18/13	954,249
954,249
Federal Home Loan Mortgage Corporation: 5.5%
253,816	C	2.938%, due 02/15/29	248,913
159,600	C	2.988%, due 03/15/32	158,519
599,048	C	2.988%, due 01/15/33	595,342
732,341	C	3.300%, due 11/15/26	725,598
130,569	C	3.438%, due 08/15/31	130,654
107,456	C	3.438%, due 02/15/32	107,583
633,922	C	3.468%, due 02/15/32	634,781
214,757	C	3.488%, due 02/15/32	214,998
196,319	C	3.488%, due 03/15/32	195,384
39,555	C	3.500%, due 10/15/22	39,530
129,205	C	3.500%, due 09/15/25	128,570
497,490	C, ^	3.663%, due 07/15/25	33,006
222,049	C, ^	3.663%, due 02/15/26	14,792
715,941	C, ^	3.663%, due 07/15/35	49,742
1,500,000	L	3.750%, due 06/28/13	1,489,947
46,890	C	4.000%, due 05/15/24	46,906
3,070,000	L	4.125%, due 09/27/13	3,097,415
402,474	4.500%, due 02/01/18	396,178
772,358	4.500%, due 05/01/19	757,862
180,233	4.500%, due 02/01/20	176,287
249,409	^	4.763%, due 04/15/33	18,785
41,165	5.000%, due 01/01/20	40,978
289,573	5.000%, due 02/01/20	288,256
764,000	C	5.000%, due 09/15/23	735,327
173,812	C	5.000%, due 04/15/24	174,552
569,327	5.000%, due 08/01/33	556,449
860,000	C	5.000%, due 02/15/34	806,926
870,000	C	5.000%, due 11/15/34	811,283
146,278	5.000%, due 12/01/34	142,969
927,000	C	5.000%, due 02/15/35	863,040
637,411	C, ^	5.163%, due 03/15/29	59,555
689,313	C, ^	5.213%, due 03/15/29	63,997
11,470,000	5.250%, due 05/21/09	11,604,784
366,656	C	5.250%, due 03/25/21	335,197
204,043	5.500%, due 01/01/18	207,424
475,331	C	5.500%, due 11/15/25	480,515

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$380,427		5.500%, due 12/01/32	$379,838
397,955		5.500%, due 12/01/34	396,718
473,195		6.000%, due 04/01/17	482,014
178,995	C	6.000%, due 05/15/17	184,987
785,019		6.000%, due 09/01/24	799,285
274,377	C	6.000%, due 05/15/31	278,598
88,357	^	6.000%, due 12/01/31	22,661
153,128	^	6.000%, due 12/15/32	34,845
130,230	^	6.000%, due 03/01/33	132,545
260,460	^	6.000%, due 03/01/33	58,491
204,853		6.000%, due 02/01/34	208,047
857,069	C, ^	6.463%, due 08/15/29	100,583
50,535		6.500%, due 04/01/18	52,368
280,500		6.500%, due 04/01/21	290,665
102,815		6.500%, due 02/01/22	106,438
101,723		6.500%, due 09/01/22	105,307
1,399,603	C	6.500%, due 12/15/23	1,454,698
196,117	C	6.500%, due 04/15/28	202,661
69,952	C	6.500%, due 06/15/31	72,072
731,066	C	6.500%, due 02/15/32	752,622
374,883	C	6.500%, due 06/15/32	391,745
31,566		6.500%, due 08/01/32	32,655
105,868		6.500%, due 07/01/34	109,021
340,538	C	6.750%, due 02/15/24	356,711
458,752	C	7.000%, due 09/15/26	485,989
73,786	C, ^	7.000%, due 03/15/28	14,801
429,180	C, ^	7.000%, due 04/15/28	86,937
379,626	C	7.500%, due 09/15/22	406,159
101,374	C	15.262%, due 06/15/34	104,980
169,159	C	15.629%, due 08/15/35	178,803
			34,715,288
		Federal National Mortgage Association: 12.4%
967,652	^^	Discount Note, due 04/01/32	762,737
2,501,466	^	2.843%, due 10/25/35	162,714
13,406		3.000%, due 04/25/13	13,383
76,535		3.248%, due 10/18/32	76,088
3,045,000	L	3.250%, due 04/09/13	2,966,975
749,889	^	3.263%, due 08/25/36	65,074
3,687,954	^	3.363%, due 06/25/36	320,944
3,539,264	^	3.393%, due 06/25/36	317,565
361,537	^	3.493%, due 05/25/35	29,681
677,148	^	3.493%, due 10/25/35	59,622
610,513	^	3.493%, due 12/25/35	52,213
139,775	^	3.493%, due 12/25/36	12,773
314,666	^	3.543%, due 08/25/25	25,323
126,183	^	3.543%, due 05/25/35	10,827
40,089		3.607%, due 11/25/33	39,588
141,693		3.707%, due 03/25/17	140,599
1,230,220		3.707%, due 12/25/31	1,223,212
1,775,000	L	3.875%, due 07/12/13	1,772,506
1,410,742	^	3.993%, due 05/25/36	145,898
133,551		4.000%, due 03/25/25	133,219
599,553	^	4.023%, due 09/25/36	55,883
241,779		4.207%, due 12/25/31	242,551
151,986		4.207%, due 04/25/32	152,178
635,656		4.207%, due 09/25/32	637,898
317,836		4.207%, due 12/25/32	316,016
2,576,526	^	4.423%, due 03/25/23	246,048
640,000		4.500%, due 11/25/14	641,033
770,000		4.500%, due 05/25/15	771,250
249,351		4.500%, due 01/01/19	245,762
85,413		4.500%, due 03/01/19	84,184
281,123		4.500%, due 11/01/19	277,076
295,112		4.500%, due 02/01/20	289,942
1,242,499		4.500%, due 06/01/20	1,220,732
499,051		4.500%, due 08/01/20	491,868
218,331		4.500%, due 07/25/24	218,407
400,000		4.500%, due 08/25/25	373,797
992,688	^	4.543%, due 07/25/31	103,453
531,813	^	4.543%, due 02/25/32	53,397
1,465,000	L	4.625%, due 10/15/14	1,490,766
222,463	^	4.743%, due 07/25/32	24,386
800,000		4.820%, due 01/00/00	784,219
801,848	^	4.893%, due 12/25/33	95,781
1,745,649		5.000%, due 12/01/17	1,753,848
210,685		5.000%, due 02/01/18	211,412
782,689		5.000%, due 03/01/18	785,385
658,351		5.000%, due 04/01/18	660,620
195,365		5.000%, due 06/01/18	196,039
214,175		5.000%, due 07/01/18	215,181
286,629		5.000%, due 11/01/18	287,617
481,355		5.000%, due 08/01/19	481,510
875,033		5.000%, due 09/01/20	873,255
171,501		5.000%, due 12/01/32	167,782
751,879		5.000%, due 06/01/33	735,107
224,595		5.000%, due 07/01/33	219,585
429,312		5.000%, due 08/01/33	419,736
2,195,000	W	5.000%, due 10/15/33	2,139,096
4,872,820		5.000%, due 11/01/33	4,764,128
1,879,904		5.000%, due 08/01/34	1,833,271
296,097		5.000%, due 09/01/35	289,493
132,605	^	5.043%, due 02/25/33	15,602
3,388,588		5.291%, due 10/01/36	3,425,402
140,000	W	5.500%, due 10/15/18	141,116
268,290		5.500%, due 09/01/19	271,982
698,000		5.500%, due 03/25/23	666,430
992,000		5.500%, due 04/25/23	938,904
357,590		5.500%, due 09/01/24	359,240
160,000		5.500%, due 11/25/25	152,305
833,463		5.500%, due 08/25/26	842,534
385,753		5.500%, due 08/25/27	392,154
4,934,086		5.500%, due 01/01/33	4,938,782
4,462,657		5.500%, due 02/01/33	4,466,904
160,473		5.500%, due 03/01/33	160,526
987,238	^	5.500%, due 04/01/33	216,637
442,004	^	5.500%, due 05/01/33	98,146
934,393		5.500%, due 06/01/33	934,698
1,365,121	^	5.500%, due 06/25/33	276,122
2,314,647	^	5.500%, due 07/01/33	2,032,889
2,060,952	^	5.500%, due 08/01/33	2,061,626
758,996	^	5.500%, due 08/01/33	165,756
215,697		5.500%, due 11/01/33	215,768
128,215	^	5.500%, due 12/01/33	128,257
195,557	^	5.500%, due 12/01/33	43,013
256,529		5.500%, due 02/01/34	256,372
164,073	^	5.500%, due 04/01/34	36,117
112,090	^	5.500%, due 02/01/35	26,542
4,270,000	W	5.500%, due 10/15/35	4,258,659
175,048		6.000%, due 03/25/17	180,654

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount	Value
Federal National Mortgage Association (continued)
$247,616	6.000%, due 06/01/17	$253,422
291,860	6.000%, due 12/01/18	298,795
854,000	W	6.000%, due 10/15/20	869,879
150,562	6.000%, due 05/01/21	153,575
559,635	6.000%, due 04/25/23	568,755
578,288	6.000%, due 07/01/24	589,205
82,142	6.000%, due 09/01/24	83,692
378,293	6.000%, due 12/01/28	386,437
248,221	^	6.000%, due 05/01/29	53,641
744,780	6.000%, due 11/01/29	761,187
259,021	6.000%, due 01/25/32	264,204
3,288,627	6.000%, due 09/01/32	3,349,152
172,943	6.000%, due 11/01/32	176,234
1,389,994	^	6.000%, due 12/01/32	309,951
368,369	^	6.000%, due 02/01/33	82,210
1,351,000	^	6.000%, due 03/01/33	301,074
632,690	6.000%, due 04/01/33	643,939
1,080,192	^	6.000%, due 10/01/33	1,100,072
24,106	^	6.000%, due 10/01/33	5,432
468,972	^	6.000%, due 12/01/33	103,934
701,912	^	6.000%, due 08/01/35	164,066
261,705	^	6.000%, due 09/01/35	60,094
308,000	W	6.000%, due 03/25/38	311,994
83,735	6.500%, due 05/01/17	87,048
399,211	6.500%, due 06/01/17	415,131
300,736	6.500%, due 10/25/28	310,158
108,989	6.500%, due 04/25/29	112,738
194,052	6.500%, due 11/25/29	197,657
648,855	6.500%, due 12/01/29	672,152
362,885	6.500%, due 09/25/30	374,151
371,000	6.500%, due 10/01/31	380,449
205,094	6.500%, due 10/25/31	212,966
98,041	6.500%, due 01/25/32	101,469
1,256,142	^	6.500%, due 02/01/32	295,550
232,751	6.500%, due 04/25/32	239,341
273,128	6.500%, due 01/01/34	285,346
25,521	7.000%, due 09/01/14	26,930
87,115	7.000%, due 11/01/17	91,908
177,298	^	7.000%, due 02/01/28	44,627
112,783	7.000%, due 01/01/30	119,168
587,965	7.000%, due 12/01/32	618,245
237,424	^	7.000%, due 03/25/33	57,067
276,258	7.000%, due 04/01/33	291,898
186,803	^	7.000%, due 04/25/33	39,937
528,001	7.000%, due 04/01/34	555,731
249,236	^	7.500%, due 01/01/24	63,709
124,836	7.500%, due 09/01/32	135,131
309,615	7.500%, due 01/01/33	335,411
160,277	8.858%, due 05/25/35	150,426
490,357	12.441%, due 06/25/36	497,356
157,704	12.808%, due 03/25/36	165,289
78,651,703
Government National Mortgage Association: 0.5%
404,138	5.000%, due 04/15/34	397,242
284,413	5.500%, due 04/15/33	285,535
64,999	5.500%, due 07/15/33	65,255
127,803	5.500%, due 04/15/34	128,247
306,907	6.000%, due 10/20/34	311,591
642,807	C	6.500%, due 12/16/31	664,018
95,459	6.500%, due 02/20/35	97,798
201,184	C	8.000%, due 01/16/30	220,689
823,387	C	8.000%, due 02/16/30	901,705
3,072,080
Other U.S. Agency Obligations: 0.2%
2,233,000	Z	Resolution Funding Corp., 6.310%, due 01/15/21	1,249,160
1,249,160
Total U.S. Government Agency Obligations
(Cost $117,769,505)	118,642,480
U.S. TREASURY OBLIGATIONS: 0.2%
U.S. Treasury Bonds: 0.2%
55,000	L	4.500%, due 02/15/36	56,470
310,000	5.375%, due 02/15/31	352,359
NGN	85,700,000	9.350%, due 08/31/17	652,266
1,061,095
U.S. Treasury Notes: 0.0%
NGN	40,200,000	9.500%, due 02/23/12	332,565
332,565
Total U.S. Treasury Obligations
(Cost $1,413,474)	1,393,660
ASSET-BACKED SECURITIES: 1.6%
Automobile Asset-Backed Securities: 0.7%
$221,000	C	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	172,242
500,000	C	Capital Auto Receivables Asset Trust, 3.740%, due 03/15/11	496,419
44,000	C	Capital Auto Receivables Asset Trust, 5.150%, due 09/17/12	38,546
222,000	C	Capital One Auto Finance Trust, 2.518%, due 05/15/13	185,545
1,000,616	C	Capital One Prime Auto Receivables Trust, 2.508%, due 04/15/11	996,224
500,000	C	Daimler Chrysler Auto Trust, 3.810%, due 07/08/11	495,599
1,120,000	C	Harley-Davidson Motorcycle Trust, 2.838%, due 06/15/12	1,102,902
790,000	C	Hyundai Auto Receivables Trust, 4.160%, due 05/16/11	783,501
150,000	#, C	Taganka Car Loan Finance PLC, 5.788%, due 11/14/13	143,475
4,414,453
Home Equity Asset-Backed Securities: 0.2%
22,685	C	ACE Securities Corp., 3.387%, due 11/25/35	22,537
130,000	C	Ameriquest Mortgage Securities, Inc., 3.307%, due 10/25/36	117,663
226,496	C	Argent Securities, Inc., 3.687%, due 05/25/34	199,740
128,979	C	Centex Home Equity, 3.307%, due 06/25/36	126,379
82,350	C	HFC Home Equity Loan Asset-Backed Certificates, 3.448%, due 01/20/35	69,708
176,000	C	Home Equity Mortgage Trust, 5.363%, due 06/25/35	81,570
75,796	C	Home Equity Mortgage Trust, 5.500%, due 01/25/37	18,158
90,000	C	Household Home Equity Loan Trust, 3.298%, due 03/20/36	82,880
310,000	C	MASTR Asset-Backed Securities Trust, 3.307%, due 08/25/36	171,253
327,662	C	Option One Mortgage Loan Trust, 3.307%, due 07/25/36	309,636
232,572	C	Residential Asset Securities Corp., 3.307%, due 09/25/36	221,857
37,828	#, C	Terwin Mortgage Trust, 4.500%, due 05/25/37	14,105
1,435,486
Other Asset-Backed Securities: 0.7%
143,796	C	Argent Securities, Inc., 3.307%, due 06/25/36	139,297
75,675	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.767%, due 02/25/33	71,398
140,000	C	Citigroup Mortgage Loan Trust, Inc., 3.307%, due 10/25/36	134,427
18,529	C	Citigroup Mortgage Loan Trust, Inc., 5.536%, due 03/25/36	18,266
72,807	C	Countrywide Asset-Backed Certificates, 3.237%, due 01/25/46	72,186
230,000	C	Countrywide Asset-Backed Certificates, 3.327%, due 06/25/37	195,209
870	C	Countrywide Asset-Backed Certificates, 3.407%, due 05/25/36	865
60,000	C	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	54,899
370,000	C	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	337,780
17,341	C	Countrywide Home Equity Loan Trust, 2.638%, due 11/15/36	5,428
46,714	C	Countrywide Home Equity Loan Trust, 2.718%, due 12/15/35	19,637

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$180,730	C	First Franklin Mortgage Loan Asset-Backed Certificates, 3.327%, due 09/25/26	$55,800
190,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 3.297%, due 07/25/36	180,969
100,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 3.317%, due 06/25/36	94,206
98,430	C	First Franklin Mortgage Loan Asset-Backed Certificates, 3.417%, due 11/25/35	97,959
1,110,000	#, C	ICE EM CLO, 4.795%, due 08/15/22	779,553
930,000	#, C	ICE EM CLO, 6.095%, due 08/15/22	653,139
930,000	#, C	ICE EM CLO, 8.095%, due 08/15/22	569,067
38,965	C	Lehman XS Trust, 5.180%, due 08/25/35	38,764
100,000	C	Popular Mortgage Pass-through Trust, 5.680%, due 01/25/36	94,670
10,498	C	Residential Asset Mortgage Products, Inc., 3.287%, due 07/25/36	10,428
139,395	C	Securitized Asset-Backed Receivables, LLC Trust, 3.437%, due 02/25/37	80,222
48,427	C	Specialty Underwriting & Residential Finance, 3.457%, due 06/25/36	48,232
320,000	#	Start CLO Ltd., 19.815%, due 06/07/11	258,976
190,000	C	Wells Fargo Home Equity Trust, 3.307%, due 07/25/36	187,155
			4,198,532
		Total Asset-Backed Securities
		(Cost $11,378,024)	10,048,471
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.1%
400,000	C	Banc of America Commercial Mortgage, Inc., 5.317%, due 09/10/47	381,689
850,000	C	Banc of America Commercial Mortgage, Inc., 5.936%, due 02/10/51	728,610
1,130,000	C	Banc of America Commercial Mortgage, Inc., 6.003%, due 02/10/51	883,572
590,000	C, L	Banc of America Commercial Mortgage, Inc., 6.346%, due 02/10/51	520,053
160,000	C	Banc of America Commercial Mortgage, Inc., 6.389%, due 02/10/51	108,766
160,000	C	Banc of America Commercial Mortgage, Inc., 6.389%, due 02/10/51	127,898
398,213	C	Banc of America Mortgage Securities, Inc., 4.709%, due 06/25/33	397,194
980,474	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.395%, due 05/25/34	900,977
596,605	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.029%, due 11/25/34	548,046
940,000	C	Bear Stearns Commercial Mortgage Securities, 5.540%, due 09/11/41	839,536
572,387	C	Chase Mortgage Finance Corp., 4.571%, due 02/25/37	512,429
670,000	C	Chase Mortgage Finance Corp., 6.000%, due 11/25/36	507,297
39,222	C	Chaseflex Trust, 3.307%, due 09/25/36	38,505
180,000	C	Citigroup Commercial Mortgage Trust, 5.889%, due 12/10/49	168,698
1,010,000	C	Citigroup Commercial Mortgage Trust, 5.889%, due 12/10/49	865,840
490,000	C	Citigroup Commercial Mortgage Trust, 5.915%, due 03/15/49	453,574
630,000	C	Citigroup Commercial Mortgage Trust, 6.299%, due 12/10/49	555,306
1,064,194	C	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	973,622
734,738	C	Citigroup Mortgage Loan Trust, Inc., 4.952%, due 05/25/35	619,628
1,340,682	C	Citigroup Mortgage Loan Trust, Inc., 5.198%, due 08/25/35	1,101,339
763,299	C	Citigroup Mortgage Loan Trust, Inc., 5.500%, due 03/25/36	282,260
1,521,706	C	Citigroup Mortgage Loan Trust, Inc., 5.523%, due 03/25/36	1,317,302
695,923	C	Citigroup Mortgage Loan Trust, Inc., 5.591%, due 03/25/36	254,691
1,350,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	1,257,086
970,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.366%, due 12/11/49	739,371
460,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.398%, due 12/11/49	299,129
358,423	C	Citimortgage Alternative Loan Trust, 3.657%, due 10/25/36	295,667
511,104	C	Citimortgage Alternative Loan Trust, 5.500%, due 10/25/21	485,148
958,488	C	Citimortgage Alternative Loan Trust, 6.000%, due 02/25/37	849,958
850,000	C	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	733,534
593,923	C	Countrywide Alternative Loan Trust, 5.500%, due 11/25/35	533,895
538,765	C	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	484,308
969,490	C	Countrywide Alternative Loan Trust, 5.500%, due 05/25/37	904,088
2,531,201	C	Countrywide Alternative Loan Trust, 6.000%, due 02/25/37	1,972,926
273,483	C	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	239,771
669,303	C	Countrywide Home Loan Mortgage Pass-through Trust, 4.411%, due 01/19/34	668,382
233,499	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.476%, due 01/25/36	152,188
99,814	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 04/25/35	87,731
540,000	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	457,794
310,000	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	240,997
36,522	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.573%, due 12/20/35	25,483
514,998	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.646%, due
		06/25/47	442,162
258,361	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.696%, due 04/25/37	199,068
1,970,609	C	Countrywide Home Loan Mortgage Pass-through Trust, 6.092%, due 09/25/47	1,417,422
633,092	C	Countrywide Home Loan Mortgage Pass-through Trust, 6.092%, due 09/25/47	624,266
144,243	C	Countrywide Home Loan Mortgage Pass-through Trust, 6.229%, due 11/25/37	106,143
148,647	C	Countrywide Home Loan Mortgage Pass-through Trust, 6.400%, due 11/25/37	106,554
698,604	C	Countrywide Home Loans, 5.929%, due 09/25/47	254,740
179,587	C	Countrywide Home Loans, 6.001%, due 09/25/37	65,029
443,945	C	Countrywide Home Loans, 6.201%, due 09/25/37	162,976
250,000	C	Credit Suisse Mortgage Capital Certificates, 5.913%, due 06/15/39	214,580
282,244	#, C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 4.209%, due 01/27/37	183,459
69,707	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 5.961%, due 06/25/36	68,925
330,118	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	322,942
24,791	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.360%, due 07/25/36	24,352
242,028	^	Fannie Mae, 5.500%, due 04/01/34	48,602
79,651	^	Fannie Mae, 5.500%, due 11/01/34	16,279
214,167	^	Fannie Mae, 5.500%, due 06/01/35	50,688
198,283	C	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	179,334
941,803	C	First Horizon Mortgage Pass-through Trust, 6.130%, due 11/25/37	767,167
295,000	C	GE Capital Commercial Mortgage Corp., 4.433%, due 07/10/39	291,236
233,000	C	GMAC Commercial Mortgage Securities, Inc., 7.133%, due 05/15/30	231,861
962,000	C	Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39	898,754
1,235,000	C	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	1,051,351
310,000	C	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	274,979
178,511	C	GSR Mortgage Loan Trust, 4.501%, due 05/25/34	165,919
800,176	C	GSR Mortgage Loan Trust, 4.560%, due 09/25/35	676,566
537,893	C	GSR Mortgage Loan Trust, 4.625%, due 09/25/35	501,448
181,409	C	GSR Mortgage Loan Trust, 5.371%, due 01/25/36	153,975
120,295	C	GSR Mortgage Loan Trust, 5.750%, due 02/25/36	97,863
559,727	C	GSR Mortgage Loan Trust, 5.827%, due 03/25/37	410,503
3,952,202	C	GSR Mortgage Loan Trust, 5.998%, due 03/25/47	3,183,691
102,501	C	Indymac Index Mortgage Loan Trust, 5.328%, due 01/25/36	65,341
1,090,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.466%, due 06/12/47	836,629
110,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.502%, due 06/12/47	72,063
1,430,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.068%, due 02/12/51	1,236,223
550,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.799%, due 02/12/51	389,414
850,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.799%, due 02/12/51	698,012
378,993	C	JP Morgan Commercial Mortgage Finance Corp., 7.770%, due 10/15/32	383,242
129,028	C	JP Morgan Mortgage Trust, 4.334%, due 11/25/33	123,373
489,005	C	JP Morgan Mortgage Trust, 5.675%, due 04/25/36	345,967
219,172	C	JP Morgan Mortgage Trust, 5.802%, due 01/25/37	198,770
324,549	C	JP Morgan Mortgage Trust, 6.019%, due 05/25/37	173,796
490,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	455,864
700,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	583,399
920,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	769,825
770,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.992%, due 06/15/49	725,908
1,032,179	C	JPMorgan Mortgage Trust, 5.298%, due 07/25/35	909,776
1,140,000	C	LB-UBS Commercial Mortgage Trust, 5.318%, due 02/15/40	1,066,986
265,000	C	LB-UBS Commercial Mortgage Trust, 5.866%, due 09/15/45	227,767
450,000	C	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	379,549
820,000	C	LB-UBS Commercial Mortgage Trust, 6.374%, due 09/15/45	656,247
617,590	C	MASTR Adjustable Rate Mortgages Trust, 4.951%, due 04/25/36	579,671
32,629	C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	28,833
941,363	C	MASTR Asset Securitization Trust, 3.657%, due 10/25/36	825,911
244,880	C	Merrill Lynch Mortgage Investors Trust, 4.487%, due 02/25/35	198,682
573,688	C	Merrill Lynch Mortgage Investors Trust, 5.492%, due 12/25/35	468,420
200,000	C	Merrill Lynch Mortgage Trust, 5.841%, due 05/12/39	150,091
381,727	C	MLCC Mortgage Investors, Inc., 5.797%, due 09/25/37	353,701

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,044,043		C	MLCC Mortgage Investors, Inc., 6.073%, due 10/25/36	$953,267
540,000		C	Morgan Stanley Capital I, 5.809%, due 12/12/49	461,406
33,200		C	Nomura Asset Securities Corp., 6.590%, due 03/15/30	33,192
28,834		C	Residential Accredit Loans, Inc., 5.379%, due 04/25/35	20,050
84,500		C	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	79,636
798,478		C	Residential Accredit Loans, Inc., 5.750%, due 04/25/37	648,809
79,268		C	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	77,115
159,870		C	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	159,074
600,000		C	Residential Asset Securitization Trust, 5.500%, due 12/25/35	408,785
1,062,694		C	Residential Asset Securitization Trust, 6.000%, due 06/25/35	811,228
249,878		C	Residential Asset Securitization Trust, 6.000%, due 09/25/36	231,548
205,322		C	Residential Asset Securitization Trust, 6.250%, due 11/25/36	154,545
517,634		C	Residential Funding Mortgage Securities I, 5.775%, due 07/27/37	346,001
417,000		C	SLM Student Loan Trust, 3.219%, due 06/15/39	201,333
113,774		C	Structured Asset Mortgage Investments, Inc., 3.530%, due 09/19/32	41,497
687,646		C	Suntrust Adjustable Rate Mortgage Loan Trust, 5.659%, due 06/25/37	591,500
1,586,670		C	Suntrust Adjustable Rate Mortgage Loan Trust, 5.826%, due 02/25/37	1,240,769
296,000		C	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	281,431
630,000		C	Wachovia Bank Commercial Mortgage Trust, 5.572%, due 10/15/48	552,893
910,000		C	Wachovia Bank Commercial Mortgage Trust, 6.100%, due 02/15/51	785,318
430,000		C	Wachovia Bank Commercial Mortgage Trust, 6.148%, due 05/15/46	288,220
737,508		C	Wachovia Mortgage Loan Trust, LLC, 5.981%, due 03/20/37	705,698
183,474		C	Washington Mutual Alternative Mortgage Pass-through Certificates, 4.079%, due 04/25/47	104,580
2,173,333		C	Washington Mutual Alternative Mortgage Pass-through Certificates, 5.348%, due 03/25/37	1,825,689
3,145,184		C	Washington Mutual Alternative Mortgage Pass-through Certificates, 5.468%, due 02/25/37	2,645,179
266,592		C	Washington Mutual Mortgage Pass-through Certificates, 3.695%, due 11/25/46	144,479
210,000		C	Washington Mutual Mortgage Pass-through Certificates, 4.360%, due 10/25/33	201,742
250,519		C	Washington Mutual Mortgage Pass-through Certificates, 4.489%, due 09/25/33	242,122
633,058		C	Washington Mutual Mortgage Pass-through Certificates, 4.833%, due 10/25/35	588,905
609,079		C	Washington Mutual Mortgage Pass-through Certificates, 5.051%, due 12/25/35	567,546
1,815,636		C	Washington Mutual Mortgage Pass-through Certificates, 5.504%, due 09/25/36	1,638,487
157,738		C	Washington Mutual Mortgage Pass-through Certificates, 5.584%, due 11/25/36	123,593
2,097,961		C	Washington Mutual Mortgage Pass-through Certificates, 5.613%, due 12/25/36	1,647,162
270,570		C	Washington Mutual Mortgage Pass-through Certificates, 5.613%, due 12/25/36	160,086
356,977		C	Washington Mutual Mortgage Pass-through Certificates, 5.647%, due 11/25/36	215,268
170,353		C	Washington Mutual Mortgage Pass-through Certificates, 5.658%, due 05/25/37	141,961
669,222		C	Washington Mutual Mortgage Pass-through Certificates, 5.668%, due 03/25/37	398,197
940,369		C	Washington Mutual Mortgage Pass-through Certificates, 5.695%, due 06/25/37	767,813
224,376		C	Washington Mutual Mortgage Pass-through Certificates, 5.711%, due 02/25/37	128,207
106,476		C	Washington Mutual Mortgage Pass-through Certificates, 5.758%, due 11/25/36	36,417
1,936,044		C	Washington Mutual Mortgage Pass-through Certificates, 5.771%, due 02/25/37	1,495,036
113,919		C	Washington Mutual Mortgage Pass-through Certificates, 5.868%, due 02/25/37	70,238
554,721		C	Washington Mutual Mortgage Pass-through Certificates, 5.873%, due 07/25/37	352,938
1,142,763		C	Washington Mutual Mortgage Pass-through Certificates, 5.877%, due 08/25/46	949,555
829,027		C	Washington Mutual Mortgage Pass-through Certificates, 5.931%, due 09/25/36	761,770
1,654,108		C	Wells Fargo Mortgage-Backed Securities Trust, 4.261%, due 12/25/34	1,533,523
86,052		C	Wells Fargo Mortgage-Backed Securities Trust, 4.369%, due 09/25/34	72,650
1,076,410		C	Wells Fargo Mortgage-Backed Securities Trust, 4.538%, due 02/25/35	922,961
225,485		C	Wells Fargo Mortgage-Backed Securities Trust, 4.546%, due 11/25/34	165,586
166,133		C	Wells Fargo Mortgage-Backed Securities Trust, 4.871%, due 07/25/36	57,989
1,802,103		C	Wells Fargo Mortgage-Backed Securities Trust, 5.539%, due 04/25/36	1,441,467
622,773		C	Wells Fargo Mortgage-Backed Securities Trust, 5.547%, due 04/25/36	589,968
610,660		C	Wells Fargo Mortgage-Backed Securities Trust, 5.561%, due 07/25/36	209,956
2,988,719		C	Wells Fargo Mortgage-Backed Securities Trust, 5.594%, due 07/25/36	2,415,247
414,429		C	Wells Fargo Mortgage-Backed Securities Trust, 5.636%, due 07/25/36	143,637
208,542		C	Wells Fargo Mortgage-Backed Securities Trust, 5.673%, due 10/25/34	202,925
2,469,167		C	Wells Fargo Mortgage-Backed Securities Trust, 5.748%, due 09/25/36	2,106,864
1,830,000		C	Wells Fargo Mortgage-Backed Securities Trust, 5.748%, due 09/25/36	1,426,380
548,782		C	Wells Fargo Mortgage-Backed Securities Trust, 3.919%, due 10/25/34	537,885
1,456,404		C	Wells Fargo Mortgage-Backed Securities Trust, 4.537%, due 04/25/35	1,264,970
384,248		C	Wells Fargo Mortgage-Backed Securities Trust, 4.945%, due 10/25/35	334,727
457,102		C	Wells Fargo Mortgage-Backed Securities Trust, 5.093%, due 03/25/36	419,158
439,081		C	Wells Fargo Mortgage-Backed Securities Trust, 5.240%, due 04/25/36	377,890
286,307		C	Wells Fargo Mortgage-Backed Securities Trust, 5.594%, due 07/25/36	241,950
276,934		C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 10/25/36	276,641
963,013		C	Wells Fargo Mortgage-Backed Securities Trust, 6.100%, due 09/25/36	845,095
			Total Collateralized Mortgage Obligations
			(Cost $100,038,756)	89,478,336
OTHER BONDS: 23.2%
			Foreign Government Bonds: 23.2%
EGP	4,845,000	#	Arab Republic of Egypt, 8.750%, due 07/18/12	753,913
	$1,290,000		Argentina Government International Bond, Discount Note, due 12/15/35	104,490
	1,294,000		Argentina Government International Bond, 7.000%, due 03/28/11	970,824
EUR	615,000	#	Austria Government International Bond, 4.000%, due 09/15/16	849,974
	$900,000	#	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, due 06/16/18	796,500
EUR	570,000		Belgium Government International Bond, 5.000%, due 03/28/35	811,020
	$3,945,000		Brazil Government International Bond, 8.000%, due 01/15/18	4,234,563
	1,425,000		Brazil Government International Bond, 8.875%, due 10/14/19	1,674,375
BRL	3,520,000	Z	Brazil Letras Tesouro Nacional, 14.290%, due 01/01/09	1,788,080
BRL	1,867,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	896,153
BRL	8,767,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	3,788,921
EUR	3,300,000		Bundesrepub. Deutschland, 4.250%, due 07/04/17	4,733,337
EUR	1,770,000		Bundesrepublik Deutschland, 4.000%, due 01/04/37	2,256,696
CAD	590,000		Canadian Government International Bond, 3.500%, due 06/01/13	563,501
CAD	445,000		Canadian Government International Bond, 3.750%, due 06/01/10	424,641
CAD	270,000		Canadian Government International Bond, 4.250%, due 06/01/18	264,545
CAD	620,000		Canadian Government International Bond, 5.000%, due 06/01/37	659,760
	$80,000		Colombia Government International Bond, 10.750%, due 01/15/13	94,100
	303,000		Costa Rica Government International Bond, 9.995%, due 08/01/20	386,780
	1,050,000	C	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	582,750
DKK	3,685,000		Denmark Government International Bond, 5.000%, due 11/15/13	721,519
EUR	2,915,000		Deutsche Bundesrepublik, 3.750%, due 07/04/13	4,106,246
	$240,000	+, C	Ecuador Government International Bond, 10.000%, due 08/15/30	175,200
	810,000	#	El Salvador Government International Bond, 7.650%, due 06/15/35	797,850
	2,470,000	C	Federative Republic of Brazil, 6.000%, due 01/17/17	2,389,725
EUR	2,485,000		France Government International Bond OAT, 3.250%, due 04/25/16	3,283,063
EUR	1,870,000		France Government International Bond OAT, 4.000%, due 10/25/38	2,324,554
EUR	2,995,000		French Treasury Note, 3.750%, due 01/12/13	4,173,829
EUR	1,185,000		French Treasury Note BTAN, 4.500%, due 07/12/12	1,701,545
EUR	1,325,000		Hellenic Republic Government International Bond, 4.600%, due 05/20/13	1,864,849
HUF	260,000,000		Hungary Government International Bond, 6.000%, due 10/24/12	1,349,729
	$930,000	#	Indonesia Government International Bond, 6.750%, due 03/10/14	895,125
	860,000	#, L	Indonesia Government International Bond, 6.875%, due 01/17/18	786,900
	555,000	#	Indonesia Government International Bond, 7.250%, due 04/20/15	539,738
	570,000	#	Indonesia Government International Bond, 7.750%, due 01/17/38	515,850
	1,330,000	#, L	Indonesia Government International Bond, 8.500%, due 10/12/35	1,300,075
ILS	3,700,000		Israel Government International Bond, 7.500%, due 03/31/14	1,218,789
EUR	1,765,000		Italy Certificati di Credito del Tesoro, 4.700%, due 07/01/09	2,487,494
JPY	921,000,000		Japan Government 2-Year Bond, 0.900%, due 06/15/10	8,684,599
JPY	1,057,000,000		Japan Government 5-Year Bond, 1.500%, due 06/20/13	10,156,373
JPY	482,000,000		Japan Government 10-Year Bond, 1.700%, due 09/20/16	4,687,997
JPY	172,000,000		Japan Government 10-Year Bond, 2.000%, due 03/20/16	1,709,176
JPY	286,000,000		Japan Government 20-Year Bond, 1.000%, due 03/20/23	2,380,430
JPY	215,000,000		Japan Government 20-Year Bond, 2.000%, due 12/20/24	2,024,117
JPY	119,000,000		Japan Government 20-Year Bond, 2.100%, due 03/20/25	1,137,676
MYR	1,920,000		Johor Corp., 1.000%, due 07/31/12	596,776
MXN	32,680,000		Mexican Bonos, 8.000%, due 12/24/08	2,987,561

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
			Foreign Government Bonds (continued)
MXN	12,800,000		Mexican Bonos, 10.000%, due 12/05/24	$1,331,357
MXN	18,760,000		Mexico Government International Bond, 8.000%, due 12/19/13	1,689,868
EUR	330,000		Netherlands Government International Bond, 4.500%, due 07/15/17	471,640
EUR	830,000		Netherlands Government International Bond, 5.000%, due 07/15/11	1,206,520
AUD	265,000		New South Wales Treasury Corp., 5.500%, due 08/01/14	205,670
AUD	180,000		New South Wales Treasury Corp., 6.000%, due 05/01/12	142,750
NGN	85,200,000		Nigeria Government International Bond, 9.230%, due 05/25/12	691,800
NGN	81,000,000		Nigeria Government International Bond, 9.500%, due 08/31/12	655,975
NGN	50,900,000		Nigeria Government International Bond, 11.990%, due 12/22/13	462,729
NGN	12,700,000		Nigeria Government International Bond, 12.500%, due 02/24/09	108,897
NGN	40,200,000		Nigeria Government International Bond, 12.740%, due 10/27/13	360,058
NGN	31,000,000		Nigeria Government International Bond, 12.990%, due 09/29/11	290,588
NGN	17,600,000		Nigeria Treasury Bond, 15.000%, due 01/27/09	151,661
NOK	1,430,000		Norway Government International Bond, 6.500%, due 05/15/13	264,924
	$400,000		Oriental Republic of Uruguay, 7.625%, due 03/21/36	382,000
	265,000		Panama Government International Bond, 6.700%, due 01/26/36	251,750
	435,000		Panama Government International Bond, 7.125%, due 01/29/26	448,050
	2,334,000	L	Panama Government International Bond, 7.250%, due 03/15/15	2,433,195
	450,000		Panama Government International Bond, 9.375%, due 04/01/29	560,250
PEN	3,800,000		Peru Bono Soberano, 7.840%, due 08/12/20	1,211,262
PEN	4,570,000		Peru Government International Bond, 8.600%, due 08/12/17	1,542,729
PEN	3,550,000		Peru Government International Bond, 9.910%, due 05/05/15	1,278,170
PEN	4,355,000		Peru Government International Bond, 12.250%, due 08/10/11	1,619,307
PEN	806,000	Z	Peruvian Certificates of Deposit, 5.900%, due 10/20/08	269,360
PEN	1,630,000	Z	Peruvian Certificates of Deposit, 6.680%, due 11/06/08	542,795
PEN	4,131,000	Z	Peruvian Certificates of Deposit, 7.590%, due 01/05/09	1,357,309
PEN	1,210,000	Z	Peruvian Certificates of Deposit, 8.240%, due 07/09/09	381,106
	$200,000		Philippine Government International Bond, 9.000%, due 02/15/13	221,000
PLN	2,260,000		Poland Government International Bond, 5.250%, due 04/25/13	912,061
PLN	635,000		Poland Government International Bond, 5.750%, due 09/23/22	263,678
	$495,000	L	Republic of Colombia, 7.375%, due 09/18/37	496,733
	585,000		Republic of Colombia, 8.125%, due 05/21/24	643,500
	460,000		Republic of Colombia, 8.250%, due 12/22/14	501,975
COP	3,183,000,000		Republic of Colombia, 12.000%, due 10/22/15	1,529,724
	$500,000	#	Republic of Ghana, 8.500%, due 10/04/17	475,000
	340,000		Republic of Guatemala, 10.250%, due 11/08/11	379,100
	240,000		Republic of Panama, 8.875%, due 09/30/27	286,800
	210,000		Republic of Peru, 8.375%, due 05/03/16	224,700
	785,000		Republic of Turkey, 6.750%, due 04/03/18	737,900
	1,405,000		Republic of Turkey, 7.000%, due 09/26/16	1,373,950
	625,000		Republic of Turkey, 7.000%, due 03/11/19	594,531
UYU	11,880,000		Republica Orient Uruguay, 5.000%, due 09/14/18	651,906
ILS	3,590,000		State of Israel, 5.500%, due 02/28/17	1,041,384
SEK	4,470,000		Sweden Government International Bond, 4.500%, due 08/12/15	673,360
TRY	4,565,000	Z	Turkey Government International Bond, Discount Note, due 01/13/10	2,863,357
TRY	235,000		Turkey Government International Bond, 12.000%, due 08/14/13	191,128
TRY	2,700,000	Z	Turkey Government International Bond, 18.860%, due 10/07/09	1,779,916
	$270,000		Turkey Government International Bond, 7.250%, due 03/15/15	269,325
TRY	2,260,000		Turkey Government International Bond, 14.000%, due 01/19/11	1,616,447
TRY	7,585,000		Turkey Government International Bond, 16.000%, due 03/07/12	5,571,495
GBP	1,325,000		United Kingdom Gilt, 4.750%, due 12/07/38	2,454,567
GBP	620,000		United Kingdom Gilt, 5.000%, due 03/07/12	1,133,060
GBP	680,000		United Kingdom Gilt Bond, 4.750%, due 06/07/10	1,223,283
GBP	660,000		United Kingdom Gilt Bond, 5.000%, due 03/07/18	1,222,799
	$660,000		United Mexican States, 8.375%, due 01/14/11	711,150
UYU	9,900,000		Uruguay Government International Bond, 4.250%, due 04/05/27	404,891
	$1,085,000		Uruguay Government International Bond, 8.000%, due 11/18/22	1,090,425
	1,330,000		Venezuela Government International Bond, 7.650%, due 04/21/25	811,300
	540,000		Venezuela Government International Bond, 9.000%, due 05/07/23	388,017
	1,575,000		Venezuela Government International Bond, 9.250%, due 09/15/27	1,178,888
	1,155,000		Venezuela Government International Bond, 10.750%, due 09/19/13	1,065,488
			Total Other Bonds
			(Cost $154,272,878)	146,926,266
STRUCTURED PRODUCTS: 10.7%
			Structured Products: 10.7%
EUR	250,000	#	Aiolos Ltd. - Floating Rate Catastrophe Linked Nts., 3-month EUR-EURIBOR +4.750%, 04/08/09	348,764
	$500,000	#	Akibare Ltd. - Catastrophe Linked Class A Floating Rate Nts., 3-month USD LIBOR +2.950%, 05/22/12	504,825
	520,000		Barclays Bank PLC - African Currency and Convertibility Unsecured Unsubordinated Linked Nts., 10.250%, 05/07/09	530,140
	520,000		Barclays Bank PLC - African Currency and Convertibility Unsecured/Unsubordinated Linked Nts., 10.250%, 05/15/09	528,372
	250,000	#	Calabash Re Ltd. - Class A-1 Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/01/09	259,713
	500,000	#	Cat-Mex Ltd. - Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +2.350%, 05/19/09	493,950
	300,000	#	Champlain Ltd. - Class A Floating Rate Catastrophe Linked Nts., 3-month US-LIBOR +12.750%, 01/7/09	311,655
	973,399		Citibank N.A. - Renins Nonlife Limited - Total Return Credit Linked Nts., 12.500%, 05/30/12	1,046,404
	1,030,000		Citigroup Funding Inc. - African Basket Unsecured Credit Linked Nts., Zero-Coupon Purchased at Premium, 04/29/09	1,046,058
BRL	1,250,000		Citigroup Funding Inc. - Brazil T-Bond Unsecured Credit Linked Nts., 10.000%, 01/03/17	527,380
COP	700,000,000		Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	591,843
DOP	10,200,000		Citigroup Funding Inc. - Dominican Republic Coupon Bearing Local Market Credit Linked Unsecured Notes, 15.000%, 03/12/12	255,854
DOP	5,800,000		Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 22.000%, 10/03/11	180,027
DOP	4,590,000		Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 9.850%*, 11/10/08	129,011
DOP	3,770,000		Citigroup Funding Inc. - Dominican Republic T-Bond Unsecured Credit Linked Nts., 12%, 02/22/11	94,023
DOP	10,390,000		Citigroup Funding Inc. - Dominican Republic T-Bond Unsecured Credit Linked Nts., 14.218%*, 05/11/09	269,157
DOP	7,300,000		Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 12.047%*, 02/23/09	195,801
DOP	14,500,000		Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 13.182%*, 02/23/09	388,919
EGP	2,650,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 5.765%*, 02/05/09	462,762
EGP	1,900,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.089%*, 03/05/09	328,428
EGP	2,810,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.267%*, 03/26/09	482,060
EGP	2,820,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.529%*, 03/26/09	483,775
EGP	2,620,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 6.641%*, 02/17/09	455,192
EGP	2,300,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.010%*, 10/30/08	416,650
EGP	2,220,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.449%*, 03/26/09	398,432
EGP	1,140,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.812%*, 04/16/09	194,104
EGP	1,300,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.981%*, 04/07/09	222,458
EGP	2,270,000		Citigroup Funding Inc. - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 8.000%*, 04/02/09	388,445
GHS	610,000		Citigroup Funding Inc. - Ghana (The Republic of) T-Bond Credit Linked Unsecured Nts. 13.500%, 04/02/10	489,789
NGN	57,000,000		Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Commercial Paper), 11.647%*, 10/15/08	482,475
NGN	26,800,000		Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Commercial Paper), 6.211%*, 03/10/09	222,257
NGN	96,000,000		Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Treasury Bonds), 14.500%, 03/01/11	888,132
NGN	69,000,000		Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts. (linked to Nigerian Treasury Bonds), 14.500%, 04/04/11	640,445
RUB	11,000,000		Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.500%, 12/04/08	435,637
RUB	4,480,000		Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.650%, 12/04/08	181,852
ZMK	365,000,000		Citigroup Funding Inc. - Zambia T-Bill Credit Linked Unsecured Nts., 11.399%*, 06/11/09	93,480
ZMK	265,000,000		Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 10.076%*, 11/26/08	72,954
ZMK	565,000,000		Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 10.717%*, 03/04/09	149,767
ZMK	565,000,000		Citigroup Funding Inc. - Zambia T-Bill Unsecured Credit Linked Nts., 10.793%*, 02/25/09	150,127
UAH	300,000		Citigroup Global Markets Holdings Inc. - Ukraine Currency Indexed Unsecured Credit Linked Nts., 11.940%, 01/02/10	58,799
	$500,000	#	Coriolanus Limited - Coriolanus Limited Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	200,000
COP	13,368,000,000		Credit and Repackaged Securities Limited (“CARS”) - Republic of Colombia COP-Linked Medium Term Zero Coupon Credit Linked Nts., 10.476%*, 02/08/37	21,984
TRY	4,540,000		Credit and Repackaged Securities Limited (“CARS”) - Republic of Turkey Medium Term Zero Coupon Credit Linked Nts., 14.802%*, 03/29/17	596,154
UAH	4,600,000		Credit Suisse First Boston, Nassau - Ukraine Government International Bonds Credit Linked Nts., Series EMG 27, 11.940%, 12/30/09	812,917
UAH	400,000		Credit Suisse First Boston, Nassau - Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	70,688
UAH	1,440,000		Credit Suisse First Boston, Nassau - Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	254,479
UAH	995,000		Credit Suisse International - Boryspil Airport Fully Funded Total Return Linked Nts., 10.000%, 04/19/10	150,297
RUB	7,800,000		Credit Suisse International - FFS UES/FSK EES Fully Funded Total Return Linked Nts., 7.100%, 12/12/08	297,015
RUB	11,730,000		Credit Suisse International - FSK EES Fully Funded Total Return Linked Nts., 8.250%, 6/22/10	453,544
RUB	15,530,000		Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.790%, 10/29/09	607,208
RUB	15,230,000		Credit Suisse International - Gazprom Fully Funded Total Return Linked Nts., 6.950%, 08/06/09	584,795
IDR	3,700,000,000		Credit Suisse International - Indonesia (Republic of) Total Return Linked Nts., 12.000%, 09/16/11	386,813

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
			Structured Products (continued)
RUB	12,330,000		Credit Suisse International - Moitk Fully Funded Total Return Linked Nts., 8.990%, 03/26/11	$456,490
RUB	21,800,000		Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	764,616
	$830,000		Credit Suisse International - NJSC Naftogaz of Ukraine Fully Funded Credit Linked Nts. - Multiple LPN Reference Obligations, 6-month USD LIBOR + 5.000%, 01/20/09	808,835
RUB	24,380,000		Credit Suisse International - Orenburgskaya IZHK Fully Funded Total Return Linked Nts., 9.240%, 02/21/12	807,601
RUB	10,610,000		Credit Suisse International - Russian Railways Total Return Linked Bonds, 6.670%, 01/22/09	401,080
RUB	19,450,000		Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.59%, 5/20/10	742,831
VND	3,048,000,000		Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	118,431
VND	7,600,000,000		Deutsche Bank A.G., Singapore - Vietnamese Bond Linked Fully Funded Total Return Linked Nts. (Vietnam Shipping Industry Group (Vinishin)), 9.000%, 04/20/17	238,576
ARS	1,090,000		Deutsche Bank AG, London - Argentina Total Return Credit Linked Nts., 4.000%, 12/21/11	949,641
MXN	2,433,307		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	219,157
MXN	1,590,116		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	143,214
MXN	1,589,759		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	143,182
BRL	595,000		Deutsche Bank AG, London - Brazil IPCA Total Return Linked Nts., 6.000%, 08/18/10	526,195
COP	457,000,000		Deutsche Bank AG, London - Colombia (Republic of) Total Return Linked Nts., 13.500%, 09/16/14	220,608
RUB	10,900,000		Deutsche Bank AG, London - Federalnaya Setevaya Kompaniya Edinoy Energe Total Return Linked Nts., 7.100%, 12/16/08	433,367
KZT	74,290,000		Deutsche Bank AG, London - JSC Halyk Bank of Kazakhstan Total Return Linked Nts., 7.250%, 03/24/09	610,870
RUB	490,000		Deutsche Bank AG, London - Moscow Region Total Return Linked Nts., 9.000%, 04/21/11	18,899
	$469,655		Deutsche Bank AG, London - Multiple Reference Entities, Credit Linked Nts., 6.000%, 09/07/12	453,217
NGN	19,500,000		Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 12.500%, 02/27/09	169,078
NGN	26,000,000		Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 15.000%, 01/30/09	229,858
	$85,000		Deutsche Bank AG, London - Peru Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.280%, 02/20/11	85,112
RUB	6,800,000		Deutsche Bank AG, London - Rosselkhozbank Total Return Credit Linked Notes, 7.919%*, 03/20/09	248,871
RUB	12,840,000		Deutsche Bank AG, London - Rosselkhozbank Total Return Credit Linked Notes, 7.948%*, 01/16/09	481,021
RUB	12,820,000		Deutsche Bank AG, London - Rosselkhozbank Total Return Credit Linked Notes, 7.949%*, 01/15/09	480,091
RUB	15,780,000		Deutsche Bank AG, London - Russian Railways Fully Funded Total Return Linked Nts., 6.670%, 01/26/09	621,116
RUB	20,720,000		Deutsche Bank AG, London - Sberbank Total Return Credit Linked Nts., 7.375*, 05/07/09	753,714
RUB	8,290,000		Deutsche Bank AG, London - Sberbank Total Return Linked Nts., 7.406%*, 06/09/09	298,625
	$420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	368,201
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	356,042
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	345,702
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	335,966
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	327,247
IDR	4,800,000,000		Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 12.800%, 06/15/21	453,256
	$157,867		Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 14.250%, 06/22/13	171,991
RUB	7,890,000		Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.100%, 12/12/11	294,415
	$900,000	#	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/20/12	565,200
	505,000		Emblem Finance Co. Limited - Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	542,673
	310,000	#	Eurus Ltd. - Floating Rate Catastrophe Linked Nts., 3-month USD LIBOR +6.250%, 04/08/09	307,319
	360,000	#	Fhu-Jin Ltd. - Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11	366,372
	250,000	#	Foundation Re II Ltd. - Series 2006-I, Class G Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +9.800%, 01/08/09	245,638
	250,000	#	Foundation Re Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.100%, 11/24/08	247,092
	450,000	#	Fusion 2007 Ltd. Floating Rate Note, 3-month USD-LIBOR +6.000%, 05/19/09	455,018
	300,000	#	GlobeCat Ltd. - Catastrophe Linked Class A-1 Floating Rate Nts., 3-month USD-LIBOR +2.100%, 12/30/08	299,685
RUB	19,300,000		Goldman Sachs Capital Markets LP - OJSC Russian Agricultural Bank Total Return Linked Nts., 8.000%, 05/13/09	747,606
	$3,000,000	#	Hallertau SPC 2007-01 Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	2,475,000
BRL	2,532,671	#	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888%*, 08/02/10	294,673
COP	6,500,000,000		JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.190%*, 01/05/16	1,204,358
COP	5,337,000,000		JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	882,084
BRL	1,210,000		JPMorgan Chase Bank N.A. - Multiple Entity First to Default Credit Linked Fixed Rate Bank Nts., 14.350%, 02/20/12	493,373
PEN	1,360,000		JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%*, 09/02/15	244,914
IDR	4,190,000,000		JPMorgan Chase Bank N.A. - Singapore - Indonesia Credit Linked Nts., 12.800%, 06/15/21	431,295
BRL	405,000		JPMorgan Chase Bank N.A., London - Brazil NTN-B Credit Linked Nts., 10.526%, 05/16/45	318,058
BRL	12,716,000		JPMorgan Chase Bank N.A., London - Brazil Unsecured Credit Linked Nts., 12.184%*, 01/02/15	2,907,526
	$1,500,000		JSC Astana Finance - Guaranteed Senior Notes, 9.160%, 03/14/12	1,443,249
	750,000	#	Lakeside RE Ltd. - Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +6.500%, 12/31/09	772,350
COP	392,000,000		LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	152,678
BRL	2,200,458		Lehman Brothers Treasury Co., BV - Banco BMG Loan Portfolio Pass-Through Notes, 6.357%* 04/20/11	986,774
	$250,000	#	Medquake Ltd. - Catastrophe Linked Class B Floating Rate Nts., 3-month USD-LIBOR +5.100%, 05/31/10	250,100
RUB	16,000,000		Merrill Lynch International - Commercial Bank Renaissance Capital/Ensorte Enterprises Limited Fully Funded Total Return Linked Nts., 10.500%, 10/04/08	621,995
	$1,307,692		MicroAccess Trust 2007 - MicroFinance Institutional Loans, Variable Rate Nts., 7.550%, 5/24/12	1,261,269
	250,000	#	Midori Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +2.750%, 10/24/12	251,713
BRL	2,049,837	#	Morgan Stanley - Brazil Sr. Credit Linked Nts., 14.400%, 08/04/16	849,494
BRL	6,135,000		Morgan Stanley - Brazilian Real and Credit Linked Zero Coupon Nts., 12.551%*, 01/05/22	125,737
PEN	832,000	#	Morgan Stanley - Peruvian Government Credit Linked Nts., 6.250%, 03/23/17	179,372
	$200,000		Morgan Stanley - The State Road Administration of Ukraine (Republic of ) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	120,000
	1,200,000		Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	696,000
	900,000		Morgan Stanley - United Mexican States Floating Rate Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	898,290
RUB	16,922,066		Morgan Stanley & Co. International PLC - EM Whole Loan SA - Class VR Mortgage-Backed Variable Rate Pass-Through Nts., 5.000%, 08/22/34	536,161
RUB	6,319,648		Morgan Stanley Capital Services Inc. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12	221,656
	$2,226,708		Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	2,137,639
RUB	45,000,000		Morgan Stanley Capital Services, Inc./Golden Ring Finance S.A. - ZAO Faktoringovaya Kompaniya Eurokommerz Total Return Credit Linked Nts. 3-month Mosprime +6.5%, 10/16/09	1,753,706
RUB	27,000,000		Morgan Stanley Capital Services, Inc./Golden Ring Finance S.A. - ZAO Faktoringovaya Kompaniya Eurokommerz Total Return Linked Nts., 3-month Mosprime +6.5%, 10/16/09	1,052,223
	$250,000	#	Muteki Ltd. - Catastrophe Linked Floating Rate Nts., Japan Earthquake, 3-month USD-LIBOR +4.400%, 05/24/11	248,875
	630,000	#	Nelson RE Ltd. - Catastrophe Linked Class A Series 2007-I Floating Rate Nts., 3-month USD-LIBOR+11.900%, 06/21/10	633,938
	500,000	#	Osiris Capital PLC - Mortality Index Catastrophe Linked Nts. Series D3, 3-month USD-LIBOR +5.000%, 01/15/10	502,650
RUB	13,000,000		Red Square Capital Limited - Multiple Entity Fixed Rate Dynamic RURle CDO Credit Linked Nts., 10% to 20% tranche, 9.000%, 11/20/08	494,342
	$250,000	#, C	Redwood Capital X Ltd. - Catstrophe Linked Series 1 Class C Floating Rate Nts., 3-month USD-LIBOR +4.750%, 01/09/09	249,963
MXN	414,000		Reforma BLN-Backed I - Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	37,855
MXN	690,000		Reforma BLN-Backed I - Class 1C Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	63,091
MXN	345,571		Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	31,598
MXN	5,210,380		Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	476,421
MXN	379,725		Reforma BLN-Backed I - Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	34,721
MXN	275,878		Reforma BLN-Backed I - Class 2E Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	25,225
MXN	176,189		Reforma BLN-Backed I - Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	16,110
MXN	32,447		Reforma BLN-Backed I - Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	2,967
MXN	2,070,000		Reforma BLN-Backed I -Class 1A -Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	189,274
MXN	197,523		Reforma BLN-Backed I -Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	18,061
	$250,000	#	Residential RE 2007 - Catastrophe Linked Class 3 Floating Rate Nts., 3-month USD-LIBOR +12.250%, 06/07/10	257,013
	450,000	#	Residential Reinsurance Ltd. - Class 2 Floating Rate Catastrophe Linked Nts., US Hurricane and US Earthquake, 3-month USD-LIBOR +11.500%, 06/06/11	451,868
	300,000	#, C	Salisbury Intl. - Series 2006-003 Tranche E, Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	227,490
EGP	2,390,000		UBS AG, Jersey - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.298%*, 04/28/09	408,389
EGP	1,200,000		UBS AG, Jersey - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.540%*, 04/22/09	205,620
EGP	1,140,000		UBS AG, Jersey - Egypt (The Arab Republic of) T-Bill Unsecured Credit Linked Nts., 7.808%*, 04/14/09	195,548
GHS	263,055		UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	175,839
	$610,000	#	VASCO Re 2006 Ltd. - Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/05/09	624,518
	701,000	#, Z	Vega Capital LTD. - Class D Catastrophe Linked Nts., Discount Note*, 06/24/11	695,392
	680,000	#	Willow RE Ltd. - Catastrophe Linked Floating Rate Nts., 3-month USD-LIBOR +5.125%, 06/16/10	537,200
			Total Structured Products
			(Cost $73,545,017)	68,055,184

Shares				Value
COMMON STOCK: 0.4%
			Cosmetics/Personal Care: 0.0%
22,644		@	Revlon, Inc. - Class A	$336,263
				336,263
			Investment Companies: 0.3%
144,498		@, #	Arco Capital Corp. Ltd	1,806,225
				1,806,225
			Telecommunications: 0.1%
13,329			AT&T, Inc.	372,146
				372,146
			Total Common Stock
			(Cost $2,976,787)	2,514,634
MUTUAL FUNDS: 2.4%
			Open-End Funds: 2.4%
1,614,531			Oppenheimer Master Loan Fund	15,090,976
			Total Mutual Funds
			(Cost $16,000,000)	15,090,976

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares					Value
PREFERRED STOCK: 0.0%
			Sovereign: 0.0%
21,860		P	Federal National Mortgage Association		$47,655
			Total Preferred Stock
			(Cost $550,751)		47,655

# of
Contracts					Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
			Interest Rate Swaptions: 0.0%
19,655,000			Call Swaption OTC - J. Aron & Company 28-Day MXN-TIIE-BANXICO - Fund Pays Floating Strike @ 9.320%-Exp 06/11/09		$77,782
					77,782
			Foreign Currency Options: 0.0%
6,985,000			Currency Option OTC - Bank of America
			BRL Call/USD Put
			Strike @ 1.6635-Exp 10/06/08		4,199
3,685,000			Currency Option OTC - Bank of America
			JPY Call/USD Put
			Strike @ 104.20-Exp 10/09/08		8,956
439,000,000			Currency Option OTC - Goldman Sachs International
			BRL Call/USD Put
			Strike @ 1.7185-Exp 10/09/08		33,496
7,375,000			Currency Option OTC - Bank of America
			BRL Call/USD Put
			Strike @ 1.7142-Exp 12/09/08		1,660
					48,311
			Total Purchased Options
			(Cost $151,316)		126,093
			Total Long-Term Investments
			(Cost $602,753,554)		559,880,511

Shares					Value
SHORT-TERM INVESTMENTS: 21.3%
			Affiliated Mutual Fund: 7.5%
47,588,020			ING Institutional Prime Money Market Fund - Class I		$47,588,020
			Total Mutual Fund
			(Cost $47,588,020)		47,588,020

Principal Amount					Value
			Foreign Government Securities: 0.4%
	$1,900,000	Z	Egypt Treasury Bill, 13.130%, due 01/06/09		$335,826
EGP	1,650,000	Z	Egypt Treasury Bill, 13.400%, due 01/06/09		291,427
NGN	26,400,000	Z	Nigeria Treasury Bill, Discount Note, due 04/09/09		212,228
NGN	95,300,000	Z	Nigeria Treasury Bill, 11.230%, due 02/05/09		779,562
NGN	122,000,000	Z	Nigeria Treasury Bond, 10.870%, due 01/08/09		1,008,446
PEN	97,000	Z	Peru Treasury Bill, 8.070%, due 04/13/09		31,162
			Total Foreign Government Securities
			(Cost $2,658,651)		2,658,651
			U.S. Government Agency Obligations: 8.9%
	$8,025,000	Z	Fannie Mae, Discount Note, due 12/22/08		7,921,825
	48,800,000	Z	Fannie Mae, Discount Note, due 02/23/09		48,225,087
			Total U.S. Government Agency Obligations
			(Cost $56,146,912)		56,146,912
			Securities Lending Collateral(cc): 4.5%
	28,619,751		Bank of New York Mellon Corp. Institutional Cash Reserves		28,619,751
			Total Securities Lending Collateral
			(Cost $28,619,751)		28,619,751
			Total Short-Term Investments
			(Cost $135,013,334)		135,013,334
			Total Investments in Securities
			(Cost $737,766,888)*	109.5%	$694,893,845
			Other Assets and Liabilities - Net	(9.5)	(53,695,994)
			Net Assets	100.0%	$641,197,851

		@	Non-income producing security
		&	Payment-in-kind
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		C	Bond may be called prior to maturity date.
		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
		L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
		±	Defaulted security
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		ARS	Argentine Peso
		AUD	Australian Dollar
		BRL	Brazilian Real
		CAD	Canadian Dollar
		COP	Colombian Peso
		DKK	Danish Krone
		DOP	Dominican Peso
		EGP	Egyptian Pound
		EUR	EU Euro
		GBP	British Pound
		GHS	Ghanian Cedi
		HUF	Hungarian Forint
		IDR	Indonesian Rupiah
		ILS	Israeli New Shekel
		JPY	Japanese Yen
		KZT	Kazakhstani Tenge

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
*	Cost for federal income tax purposes is $738,403,101.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$6,279,477
	Gross Unrealized Depreciation	(49,788,733)
	Net Unrealized Depreciation	$(43,509,256)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$92,007,156	$(76,511)
Level 2 - Other Significant Observable Inputs	478,107,668	(17,478,774)
Level 3 - Significant Unobservable Inputs	124,779,021	(4,034,120)
Total	$694,893,845	$(21,589,405)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$112,011,865	$1,893,269
Net purchases/sales	26,145,980	2,171,107
Total realized and unrealized gain (loss)	(13,589,760)	(8,069,997)
Amortization of premium/discount	31,161	—
Transfers in and/or out of Level 3	179,775	(28,499)
Balance at 09/30/08	$124,779,021	$(4,034,120)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(2,559,737).

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	260,000	$966
Deutsche Bank AG	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	110,000	(71,740)
Goldman Sachs Capital Markets L.P.	ABX.HE.AA.06-2 Index	Sell	0.110	05/25/46	USD	150,000	(57,400)
Goldman Sachs Capital Markets L.P.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	35,000	(24,118)
Morgan Stanley Capital Services Inc.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	35,000	(24,202)
Morgan Stanley Capital Services Inc.	ABX.HE.AA.06-2 Index	Sell	0.170	05/25/46	USD	70,000	(47,025)
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	260,000	(68,403)
Deutsche Bank AG	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	260,000	(68,405)
Goldman Sachs Capital Markets L.P.	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	110,000	(22,405)
Morgan Stanley Capital Services Inc.	ABX.HE.AAA.06-2 Index	Sell	0.110	05/25/46	USD	380,000	(2,508)
Citibank N.A., New York	Ambac Assurance Corp. (no specified obligation)	Sell	8.400	12/20/08	USD	1,035,000	(62,268)
Credit Suisse International	Aramark Corp. 5.000%, 06/01/12	Sell	6.000	03/20/13	USD	100,000	4,996
Morgan Stanley Capital Services Inc.	Aramark Corp. 5.000%, 06/01/12	Sell	5.920	03/20/13	USD	110,000	5,177
Credit Suisse International	Aramark Corp. 8.500%, 02/01/15	Sell	4.750	12/20/13	USD	110,000	(848)
Citibank N.A., New York	Cablevision Systems Corp. 8.000%, 04/15/12	Sell	3.100	12/20/10	USD	15,000	(474)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12	Sell	7.125	12/20/12	USD	355,000	(116,212)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12	Sell	9.750	12/20/12	USD	215,000	(59,730)
Citibank N.A., New York	Capmark Financial Group 5.875%, 05/10/12	Sell	9.700	12/20/12	USD	255,000	(71,084)
Credit Suisse International	Capmark Financial Group 5.875%, 05/10/12	Sell	5.200	12/20/12	USD	110,000	(40,006)
Morgan Stanley Capital Services Inc.	Capmark Financial Group 5.875%, 05/10/12	Sell	7.400	12/20/12	USD	60,000	(19,330)
Morgan Stanley Capital Services Inc.	Capmark Financial Group 5.875%, 05/10/12	Sell	7.150	12/20/12	USD	60,000	(19,613)
Credit Suisse International	Capmark Financial Group 6.300%, 05/10/17	Sell	6.250	12/20/12	USD	60,000	(20,632)
Credit Suisse International	CDX.NA.HY.7 Index	Sell	3.250	12/20/11	USD	271,260	(28,881)
Deutsche Bank AG	CDX.NA.HY.7 Index	Sell	3.250	12/20/11	USD	752,400	(80,106)
Credit Suisse International	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	430,650	(32,562)
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	514,800	(38,924)
Deutsche Bank AG	CDX.NA.HY.9 Index	Sell	3.750	12/20/12	USD	1,084,050	(133,845)
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.9 Index	Sell	3.750	12/20/12	USD	900,900	(108,933)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.9 Index	Sell	3.750	12/20/12	USD	831,600	(97,557)
Credit Suisse International	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	1,820,000	(87,942)
Deutsche Bank AG	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	1,585,000	(56,851)
Deutsche Bank AG	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	875,000	(8,553)
Deutsche Bank AG	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	1,315,000	(8,037)
Deutsche Bank AG	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	2,650,000	(182,874)
Deutsche Bank AG	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	2,085,000	(91,166)
Goldman Sachs International	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	2,650,000	(190,352)
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	2,650,000	(179,760)
JPMorgan Chase Bank N.A., New York	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	660,000	(4,034)
JPMorgan Chase Bank, N.A. New York	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	540,000	(5,278)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	2,640,000	(176,185)
UBS AG	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	2,650,000	(181,530)
UBS AG	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	440,000	(2,689)
UBS AG	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	540,000	(5,278)
Barclays Bank PLC	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	2,585,000	(64,520)
Barclays Bank PLC	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	775,000	(8,852)
Barclays Bank PLC	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	1,035,000	(27,970)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	775,000	(15,183)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	1,550,000	(36,079)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	2,585,000	(66,291)
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Buy	(5.000)	09/20/10	USD	40,000	6,754
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Buy	(7.000)	09/20/10	USD	35,000	6,365
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000	09/20/17	USD	40,000	(14,958)
Credit Suisse International	Charter Communications Holdings 10.000%, 04/01/09	Sell	5.000	09/20/17	USD	35,000	(13,089)
Goldman Sachs Capital Markets L.P.	CMBX-NA-AJ 3 Index	Sell	1.470	12/13/49	USD	200,000	(16,392)
JPMorgan Chase Bank N.A., New York	CMBX-NA-AJ 3 Index	Sell	1.470	12/13/49	USD	900,000	13,516
JPMorgan Chase Bank N.A., New York	CMBX-NA-AJ 3 Index	Sell	1.470	12/13/49	USD	100,000	(8,497)
Morgan Stanley Capital Services Inc.	CMBX-NA-AJ 3 Index	Sell	1.470	12/13/49	USD	300,000	(21,501)
Morgan Stanley Capital Services Inc.	CMBX-NA-AJ 3 Index	Sell	1.470	12/13/49	USD	540,000	(20,024)
Goldman Sachs Capital Markets L.P.	CMBX-NA-AJ 4 Index	Sell	0.960	02/17/51	USD	200,000	(14,920)
JPMorgan Chase Bank N.A., New York	CMBX-NA-AJ 4 Index	Sell	0.960	02/17/51	USD	100,000	(7,769)
Morgan Stanley Capital Services Inc.	CMBX-NA-AJ 4 Index	Sell	0.960	02/17/51	USD	540,000	(21,495)
Morgan Stanley Capital Services Inc.	CMBX-NA-AJ 4 Index	Sell	0.960	02/17/51	USD	300,000	(22,383)
Barclays Bank PLC	CMBX-NA-AJ 5 Index	Sell	0.980	02/15/51	USD	230,000	(3,416)
Morgan Stanley Capital Services Inc.	CMBX-NA-AJ 5 Index	Sell	0.980	02/15/51	USD	210,000	(7,184)
Morgan Stanley Capital Services Inc.	CMBX-NA-AJ 5 Index	Sell	0.980	02/15/51	USD	230,000	(3,998)
JPMorgan Chase Bank, N.A. New York	Constellation Brands Inc. 7.250%, 09/01/16	Sell	3.970	09/20/13	USD	85,000	1,446
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000	12/20/08	USD	425,000	4,402

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	8.500	12/20/08	USD	140,000	$1,296
Deutsche Bank AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.750	12/20/08	USD	425,000	5,103
Deutsche Bank AG	CVRD INCO Ltd. 7.750%, 05/15/12	Buy	(0.630)	03/20/17	USD	200,000	6,314
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.050	06/20/11	USD	10,000	(657)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.080	06/20/11	USD	190,000	(13,770)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.030	06/20/11	USD	180,000	(11,909)
JPMorgan Chase Bank N.A., New York	Dean Foods Co. 7.000%, 06/01/16	Sell	1.060	06/20/11	USD	185,000	(12,104)
Credit Suisse International	Development Bank of Kazakhstan 7.375%, 11/12/13	Sell	3.750	02/20/13	USD	1,210,000	(164,393)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Buy	(5.000)	06/20/09	USD	80,000	(424)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Buy	(5.000)	06/20/09	USD	110,000	(990)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Buy	(5.000)	06/20/09	USD	160,000	(832)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Buy	(5.000)	06/20/09	USD	85,000	(447)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000	06/20/13	USD	80,000	(1,698)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000	06/20/13	USD	110,000	(2,284)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000	06/20/13	USD	160,000	(3,416)
Goldman Sachs International	Dole Foods Co. 8.625%, 05/01/09	Sell	5.000	06/20/13	USD	85,000	(1,809)
Morgan Stanley Capital Services Inc.	Doux Frangosul S.A. – Agro Avicola Industrial	Sell	6.000	08/29/13	USD	3,140,000	16,630
Credit Suisse International	Eastman Kodak Co. 7.250%, 11/15/13	Sell	3.650	12/20/13	USD	180,000	(1,052)
Credit Suisse International	Eastman Kodak Co. 7.250%, 11/15/13	Buy	(3.700)	12/20/18	USD	180,000	2,559
Credit Suisse International	El Paso Corp. 7.875% , 06/15/12	Sell	2.800	03/20/18	USD	65,000	(3,210)
Merrill Lynch International	El Paso Corp. 7.875% , 06/15/12	Sell	2.900	03/20/18	USD	70,000	(3,019)
Merrill Lynch International	El Paso Corp. 7.875% , 06/15/12	Sell	2.890	03/20/18	USD	170,000	(7,439)
Morgan Stanley Capital Services Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300	03/24/13	USD	1,290,000	(101,494)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Sell	6.000	12/20/16	USD	455,000	(192,594)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Sell	5.800	12/20/16	USD	555,000	(237,794)
Deutsche Bank AG	Ford Motor Co. 7.450%, 07/16/31	Sell	5.850	12/20/16	USD	695,000	(296,879)
JPMorgan Chase Bank N.A., New York	Ford Motor Co. 7.450%, 07/16/31	Sell	6.000	12/20/16	USD	455,000	(192,594)
Morgan Stanley Capital Services Inc.	Ford Motor Co. 7.450%, 07/16/31	Sell	5.900	12/20/16	USD	60,000	(25,552)
Morgan Stanley Capital Services Inc.	Ford Motor Co. 7.450%, 07/16/31	Sell	6.150	12/20/16	USD	455,000	(190,828)
Merrill Lynch International	Ford Motor Company 6.500%, 08/01/18	Sell	5.300	12/20/12	USD	350,000	(146,266)
Citibank N.A., New York	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.320	03/20/12	USD	390,000	(157,781)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.550	03/20/12	USD	240,000	(96,147)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.385	03/20/12	USD	730,000	(294,518)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.390	03/20/12	USD	615,000	(248,069)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.340	03/20/12	USD	270,000	(109,140)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.750	12/20/16	USD	365,000	(200,514)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.680	12/20/16	USD	445,000	(245,083)
Goldman Sachs Capital Markets L.P.	General Motors 7.125%, 07/15/13	Sell	4.950	12/20/16	USD	365,000	(199,061)
JPMorgan Chase Bank N.A., New York	General Motors 7.125%, 07/15/13	Sell	4.750	12/20/16	USD	555,000	(304,891)
Merrill Lynch International	General Motors 7.125%, 07/15/13	Sell	4.050	12/20/12	USD	235,000	(124,642)
Morgan Stanley Capital Services Inc.	General Motors 7.125%, 07/15/13	Sell	4.620	12/20/16	USD	40,000	(22,078)
Morgan Stanley Capital Services Inc.	General Motors 7.125%, 07/15/13	Sell	4.900	12/20/16	USD	365,000	(199,424)
Morgan Stanley Capital Services Inc.	GISAD DIS TICARET A.S. 7.67%, 3/23/08	Sell	3.000	03/23/13	EUR	1,572,500	(101,150)
Credit Suisse International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/09	USD	55,000	(4,514)
Credit Suisse International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	375,000	(225,963)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	1.370	03/20/17	USD	365,000	(220,027)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	220,000	(132,565)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	200,000	(120,514)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.370	03/20/17	USD	90,000	(54,253)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390	03/20/17	USD	540,000	(325,387)
Credit Suisse International	Halyk Bank of Kazakhstan 7.750%, 05/13/13	Sell	4.950	03/20/13	USD	250,000	(45,803)
Morgan Stanley Capital Services Inc.	Halyk Bank of Kazakhstan 7.750%, 05/13/13	Sell	4.880	03/20/13	USD	500,000	(92,693)
Morgan Stanley Capital Services Inc.	Halyk Bank of Kazakhstan 7.750%, 05/13/13	Sell	4.870	03/20/13	USD	500,000	(94,247)
Credit Suisse International	Harrah’s Operating Co. Inc. 5.625%, 06/01/15	Sell	5.000	03/20/10	USD	205,000	(25,894)
Goldman Sachs International	Idearc Inc. 8.000%, 11/15/16	Sell	5.000	09/20/09	USD	330,000	(7,855)
JPMorgan Chase Bank, N.A. New York	Idearc Inc. 8.000%, 11/15/16	Sell	5.000	09/20/09	USD	50,000	(115)
Citibank N.A., New York	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.300	12/20/08	USD	60,000	158
Citibank N.A., New York	Intelsat Ltd., 6.500%, 11/01/13	Sell	5.000	03/20/09	USD	65,000	562
Credit Suisse International	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.400	03/20/09	USD	60,000	353
Credit Suisse International	Intelsat Ltd., 6.500%, 11/01/13	Sell	5.750	03/20/09	USD	5,000	61
Deutsche Bank AG	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.400	03/20/09	USD	20,000	118
Deutsche Bank AG	Intelsat Ltd., 6.500%, 11/01/13	Sell	4.750	03/20/09	USD	65,000	487
Deutsche Bank AG	Intelsat Ltd., 6.500%, 11/01/13	Sell	5.000	03/20/09	USD	35,000	303
Citibank N.A., New York	Islamic Republic of Pakistan 6.750%, 02/19/09	Sell	5.100	03/20/13	USD	270,000	(65,588)
Credit Suisse International	IStar Financial Inc. 6.000%, 12/15/10	Sell	12.000	03/20/09	USD	75,000	(7,909)
Credit Suisse International	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.150	12/20/12	USD	115,000	(44,703)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	3.000	12/20/08	USD	185,000	(13,448)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	5.850	12/20/08	USD	220,000	(14,690)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	2.925	12/20/08	USD	315,000	(22,946)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	12.000	03/20/09	USD	190,000	(20,037)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.320	12/20/12	USD	80,000	(30,861)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.500	12/20/12	USD	105,000	(40,177)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.000	12/20/12	USD	135,000	$(52,829)
Goldman Sachs International	IStar Financial Inc. 6.000%, 12/15/10	Sell	3.950	12/20/12	USD	285,000	(111,776)
Morgan Stanley Capital Services Inc.	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.860	12/20/12	USD	85,000	(31,993)
UBS AG	IStar Financial Inc. 6.000%, 12/15/10	Sell	4.560	12/20/12	USD	55,000	(20,988)
Citibank N.A., New York	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	8.000	12/20/13	USD	40,000	(764)
Merrill Lynch International	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.800	06/20/13	USD	110,000	(5,899)
Merrill Lynch International	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	6.700	06/20/13	USD	85,000	(6,801)
Merrill Lynch International	Jefferson Smurfit Corp. 7.500%, 06/01/13	Sell	7.950	12/20/13	USD	100,000	(2,087)
Deutsche Bank AG	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	2.070	03/20/09	USD	220,000	(184,500)
JPMorgan Chase Bank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	1.550	09/20/08	USD	540,000	(430,849)
UBS AG	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	1.550	09/20/08	USD	210,000	(167,552)
Goldman Sachs International	Lennar Corp. 5.950%, 03/01/13	Sell	2.900	12/20/08	USD	75,000	(967)
Morgan Stanley Capital Services Inc.	Lennar Corp. 5.950%, 03/01/13	Sell	2.900	12/20/08	USD	60,000	(773)
Credit Suisse International	Massey Energy Co. 6.875%, 12/15/13	Sell	5.000	03/20/13	USD	80,000	1,386
Credit Suisse International	Massey Energy Co. 6.875%, 12/15/13	Sell	5.000	03/20/13	USD	35,000	606
UBS AG	Massey Energy Co. 6.875%, 12/15/13	Sell	5.050	09/20/12	USD	55,000	1,310
UBS AG	Massey Energy Co. 6.875%, 12/15/13	Sell	5.100	09/20/12	USD	85,000	2,166
Deutsche Bank AG	MBIA Insurance Corp. (no specified obligation)	Sell	8.850	12/20/08	USD	115,000	(3,481)
Credit Suisse International	MGM Mirage Inc. 5.875%, 02/27/14	Sell	8.400	12/20/13	USD	90,000	(3,526)
Goldman Sachs International	MGM Mirage Inc. 5.875%, 02/27/14	Sell	8.400	12/20/13	USD	140,000	(5,485)
Citibank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Sell	7.800	12/20/13	USD	305,000	(11,763)
JPMorgan Chase Bank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Sell	7.800	12/20/13	USD	360,000	(13,884)
Barclays Bank PLC	Nalco Co. 7.750%, 11/15/11	Sell	4.500	09/20/13	USD	100,000	1,071
Citibank N.A., New York	Nalco Co. 7.750%, 11/15/11	Sell	3.600	09/20/12	USD	85,000	(614)
Citibank N.A., New York	Nalco Co. 7.750%, 11/15/11	Sell	4.170	09/20/13	USD	95,000	(236)
Goldman Sachs International	Nalco Co. 7.750%, 11/15/11	Sell	3.700	09/20/12	USD	90,000	(346)
Goldman Sachs International	Nalco Co. 7.750%, 11/15/11	Sell	4.700	09/20/13	USD	185,000	3,461
Goldman Sachs International	Nalco Co. 7.750%, 11/15/11	Sell	4.250	09/20/13	USD	95,000	68
Goldman Sachs International	Nalco Co. 7.750%, 11/15/11	Sell	4.700	09/20/13	USD	105,000	1,964
JPMorgan Chase Bank N.A., New York	Nalco Co. 7.750%, 11/15/11	Sell	4.650	09/20/13	USD	100,000	1,671
Credit Suisse International	NJSC Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.250	04/20/11	USD	530,000	(99,973)
Citibank N.A., New York	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	2.500	06/20/13	USD	95,000	(2,154)
Credit Suisse International	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	2.500	06/20/13	USD	55,000	(1,247)
Deutsche Bank AG	Owens-Illinois, Inc. 7.800%, 05/15/18	Sell	2.500	06/20/13	USD	30,000	(680)
Barclays Bank PLC	R.H. Donnelley Corp. 8.875%, 01/15/16	Sell	5.000	09/20/10	USD	85,000	(3,689)
Goldman Sachs International	R.H. Donnelley Corp. 8.875%, 01/15/16	Sell	5.000	09/20/10	USD	120,000	(1,470)
Morgan Stanley Capital Services Inc.	R.H. Donnelley Corp. 8.875%, 01/15/16	Sell	5.000	09/20/10	USD	55,000	(2,400)
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.600	09/20/11	USD	210,000	(11,653)
Citibank N.A., New York	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.450	09/20/11	USD	70,000	(4,158)
Credit Suisse International	Reliant Energy Inc. 6.750%, 12/15/14	Sell	5.750	12/20/13	USD	130,000	(1,813)
Merrill Lynch International	Reliant Energy Inc. 6.750%, 12/15/14	Sell	2.050	09/20/11	USD	115,000	(8,032)
Citibank N.A., New York	Republic of Hungary 4.500%, 01/29/14	Buy	(0.400)	12/20/15	USD	745,000	60,855
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)	12/20/16	USD	420,000	10,638
UBS AG	Republic of Philippines 10.625%, 03/16/25	Sell	1.450	06/20/17	USD	540,000	(63,622)
JPMorgan Chase Bank N.A., New York	Republic of Turkey 11.875%, 01/15/30	Sell	2.640	08/20/13	USD	520,000	(5,887)
JPMorgan Chase Bank N.A., New York	Republic of Turkey 11.875%, 01/15/30	Sell	2.680	09/20/13	USD	415,000	(3,225)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.670)	09/20/13	USD	520,000	5,795
Goldman Sachs International	Republic of Venezuela 9.250%, 09/15/27	Sell	6.350	05/20/13	USD	205,000	(16,318)
Credit Suisse International	Rite Aid Corp. 7.700%, 02/15/27	Sell	7.500	03/20/09	USD	55,000	(2,692)
Goldman Sachs International	Rite Aid Corp. 7.700%, 02/15/27	Sell	8.060	03/20/09	USD	100,000	(4,651)
Goldman Sachs International	Rite Aid Corp. 7.700%, 02/15/27	Sell	5.000	12/20/09	USD	260,000	(8,251)
Barclays Bank PLC	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD	80,000	(29,928)
Goldman Sachs International	Station Casinos 6.000%, 04/01/12	Sell	5.000	06/20/13	USD	45,000	(16,968)
Credit Suisse International	Tenet Healthcare Corp. 7.375%, 02/01/13	Sell	4.050	12/20/08	USD	195,000	656
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	65,000	(4,709)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	65,000	(4,374)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	75,000	(4,854)
Citibank N.A., New York	Tribune Co. 5.250%, 08/15/15	Sell	5.000	03/20/10	USD	70,000	(3,547)
Credit Suisse International	Tribune Co. 5.250%, 08/15/15	Sell	6.350	12/20/08	USD	55,000	(2,382)
Credit Suisse International	Tribune Co. 5.250%, 08/15/15	Sell	5.000	12/20/09	USD	15,000	519
Credit Suisse International	Tribune Co. 5.250%, 08/15/15	Sell	5.000	12/20/09	USD	60,000	2,778
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.530	06/20/11	USD	150,000	(16,190)
Credit Suisse International	TXU Corp. 5.550%, 11/15/14	Sell	1.610	06/20/11	USD	85,000	(9,016)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.580	06/20/11	USD	165,000	(17,617)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.590	06/20/11	USD	165,000	(17,579)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.620	06/20/11	USD	210,000	(22,227)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	2.060	06/20/11	USD	245,000	(23,429)
Merrill Lynch International	TXU Corp. 5.550%, 11/15/14	Sell	1.530	06/20/11	USD	185,000	(19,967)
Citibank N.A., New York	Ukraine Government 7.650%, 06/11/13	Buy	(4.180)	08/20/13	USD	360,000	38,856
Citibank N.A., New York	Ukraine Government 7.650%, 06/11/13	Buy	(6.650)	10/20/13	USD	680,000	12,306
Goldman Sachs International	Ukraine Government 7.650%, 06/11/13	Buy	(4.220)	08/20/13	USD	1,530,000	162,899
Merrill Lynch International	Ukraine Government 7.650%, 06/11/13	Buy	(4.300)	08/20/13	USD	1,530,000	158,427

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS AG	Ukraine Government 7.650%, 06/11/13	Buy	(4.180)	08/20/13	USD	600,000	$64,760
Citibank N.A., New York	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	12/20/09	USD	190,000	(16,297)
Credit Suisse International	Univision Communications Inc. 9.750%, 03/15/15	Sell	14.600	03/20/09	USD	15,000	483
Goldman Sachs International	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	06/20/09	USD	50,000	2,051
Goldman Sachs International	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	06/20/09	USD	15,000	734
Goldman Sachs International	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	06/20/09	USD	35,000	719
JPMorgan Chase Bank N.A., New York	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	06/20/09	USD	35,000	2,122
UBS AG	Univision Communications Inc. 9.750%, 03/15/15	Sell	5.000	06/20/09	USD	70,000	2,634
Deutsche Bank AG	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.050	03/20/17	USD	200,000	(18,080)
Goldman Sachs	VTB Capital S.A. 6.875%, 05/29/18	Buy	(7.400)	05/28/13	USD	520,000	—
Deutsche Bank AG	Washington Mutual Inc. 5.250%, 09/15/17	Sell	4.500	12/20/08	USD	60,000	(20,925)
Morgan Stanley Capital Services Inc.	YASAR, multiple loan facility agreements to the YASAR Group Entities	Sell	8.500	10/20/09	USD	230,000	(7,055)
Morgan Stanley Capital Services Inc.	YASAR, multiple loan facility agreements to the YASAR Group Entities	Sell	8.750	06/20/10	USD	230,000	(6,302)
							$(9,360,376)

*Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S. For the purposes of this transaction each such loan shall be an underlying loan.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
United Arab Emirates Dirham
AED 1,280,000	BUY	1/29/09	358,042	348,587	$(9,455)
Australian Dollar
AUD 2,050,000	BUY	10/7/08	1,726,705	1,619,708	(106,997)
Australian Dollar
AUD 1,675,000	BUY	10/8/08	1,347,152	1,323,384	(23,768)
Australian Dollar
AUD 440,000	BUY	10/10/08	412,962	347,616	(65,346)
Australian Dollar
AUD 1,080,000	BUY	10/10/08	1,017,360	853,240	(164,120)
Australian Dollar
AUD 1,485,000	BUY	10/10/08	1,433,233	1,173,205	(260,028)
Australian Dollar
AUD 1,575,000	BUY	11/21/08	1,470,310	1,241,765	(228,545)
Brazilian Real
BRL 6,560,000	BUY	10/2/08	3,961,113	3,447,370	(513,743)
Brazilian Real
BRL 2,200,000	BUY	10/2/08	1,328,422	1,156,130	(172,292)
Brazilian Real
BRL 12,950,000	BUY	10/2/08	7,911,296	6,805,402	(1,105,894)
Brazilian Real
BRL 8,100,000	BUY	10/2/08	4,942,641	4,256,661	(685,980)
Brazilian Real
BRL 8,085,000	BUY	10/2/08	4,952,223	4,248,778	(703,445)
Brazilian Real
BRL 6,300,000	BUY	11/4/08	3,786,058	3,286,045	(500,013)
Brazilian Real
BRL 11,100,000	BUY	11/4/08	5,948,553	5,789,698	(158,855)
Brazilian Real
BRL 8,595,000	BUY	11/4/08	4,606,109	4,483,104	(123,005)
Canadian Dollar
CAD 1,045,000	BUY	10/10/08	1,059,333	982,519	(76,814)
Canadian Dollar
CAD 1,050,000	BUY	10/10/08	1,052,621	987,220	(65,401)
Canadian Dollar
CAD 530,000	BUY	10/10/08	520,470	498,311	(22,159)
Canadian Dollar
CAD 2,130,000	BUY	10/10/08	2,091,444	2,002,647	(88,797)
Canadian Dollar
CAD 2,180,000	BUY	10/10/08	2,165,986	2,049,657	(116,329)
Canadian Dollar
CAD 3,485,000	BUY	10/10/08	3,447,423	3,276,631	(170,792)
Canadian Dollar
CAD 295,000	BUY	10/10/08	277,451	277,362	(89)
Canadian Dollar
CAD 1,120,000	BUY	10/10/08	1,066,362	1,053,035	(13,327)
Swiss Franc
CHF 2,980,000	BUY	10/10/08	2,936,033	2,654,064	(281,969)
Swiss Franc
CHF 2,700,000	BUY	10/10/08	2,661,541	2,404,688	(256,853)
Swiss Franc
CHF 3,790,000	BUY	10/10/08	3,734,321	3,375,470	(358,851)
Swiss Franc
CHF 620,000	BUY	10/10/08	588,168	552,188	(35,980)
Swiss Franc
CHF 1,095,000	BUY	10/10/08	1,065,061	975,235	(89,826)
Swiss Franc
CHF 3,230,000	BUY	10/10/08	3,157,072	2,876,720	(280,352)
Swiss Franc
CHF 3,295,000	BUY	10/10/08	3,150,457	2,934,611	(215,846)
Swiss Franc
CHF 460,000	BUY	10/10/08	440,318	409,688	(30,630)
Swiss Franc
CHF 120,000	BUY	10/10/08	110,343	106,875	(3,468)
Swiss Franc
CHF 1,180,000	BUY	10/10/08	1,064,905	1,050,938	(13,967)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Swiss Franc
CHF 1,890,000	BUY	10/10/08	1,710,717	1,683,282	$(27,435)
Swiss Franc
CHF 970,000	BUY	10/31/08	894,009	866,119	(27,890)
Chilean Peso
CLP 322,000,000	BUY	10/22/08	593,658	582,168	(11,490)
Chilean Peso
CLP 240,000,000	BUY	11/12/08	448,939	433,315	(15,624)
Chilean Peso
CLP 481,000,000	BUY	11/12/08	903,206	868,436	(34,770)
Chinese Yuan
CNY 2,710,000	BUY	5/13/09	413,425	390,349	(23,076)
Chinese Yuan
CNY 2,710,000	BUY	5/13/09	412,167	390,349	(21,818)
Chinese Yuan
CNY 2,730,000	BUY	5/13/09	411,765	393,230	(18,535)
Chinese Yuan
CNY 2,710,000	BUY	5/14/09	413,740	390,349	(23,391)
Chinese Yuan
CNY 2,730,000	BUY	5/14/09	416,095	393,230	(22,865)
Chinese Yuan
CNY 1,920,000	BUY	6/8/09	294,253	276,557	(17,696)
Chinese Yuan
CNY 1,290,000	BUY	6/8/09	196,356	185,812	(10,544)
Chinese Yuan
CNY 14,100,000	BUY	9/2/09	2,118,708	2,030,969	(87,739)
Czech Koruna
CZK 24,700,000	BUY	10/30/08	1,634,246	1,420,160	(214,086)
EU Euro
EUR 1,080,000	BUY	10/2/08	1,506,763	1,520,420	13,657
EU Euro
EUR 5,425,000	BUY	10/2/08	8,015,573	7,637,295	(378,278)
EU Euro
EUR 775,000	BUY	10/10/08	1,222,601	1,092,203	(130,398)
EU Euro
EUR 780,000	BUY	10/10/08	1,228,523	1,099,249	(129,274)
EU Euro
EUR 2,440,000	BUY	10/10/08	3,745,888	3,438,678	(307,210)
EU Euro
EUR 10,000	BUY	10/10/08	15,670	14,093	(1,577)
EU Euro
EUR 1,360,000	BUY	10/10/08	2,106,694	1,916,640	(190,054)
EU Euro
EUR 1,360,000	BUY	10/10/08	2,123,790	1,916,640	(207,150)
EU Euro
EUR 1,580,000	BUY	10/10/08	2,468,971	2,226,685	(242,286)
EU Euro
EUR 2,950,000	BUY	10/10/08	4,613,623	4,157,418	(456,205)
EU Euro
EUR 2,010,000	BUY	10/10/08	3,136,786	2,832,681	(304,105)
EU Euro
EUR 260,000	BUY	10/10/08	404,771	366,416	(38,355)
EU Euro
EUR 205,000	BUY	10/10/08	315,249	288,905	(26,344)
EU Euro
EUR 2,030,000	BUY	10/10/08	3,127,215	2,860,867	(266,348)
EU Euro
EUR 6,645,000	BUY	10/10/08	10,399,990	9,364,760	(1,035,230)
EU Euro
EUR 1,310,000	BUY	10/10/08	2,055,603	1,846,175	(209,428)
EU Euro
EUR 1,870,000	BUY	10/10/08	2,905,101	2,635,380	(269,721)
EU Euro
EUR 280,000	BUY	10/10/08	435,760	394,602	(41,158)
EU Euro
EUR 2,875,000	BUY	10/10/08	4,391,807	4,051,721	(340,086)
EU Euro
EUR 220,000	BUY	10/10/08	326,381	310,045	(16,336)
EU Euro
EUR 1,085,000	BUY	10/10/08	1,543,602	1,529,084	(14,518)
EU Euro
EUR 740,000	BUY	10/10/08	1,066,340	1,042,878	(23,462)
EU Euro
EUR 1,190,000	BUY	10/23/08	1,716,028	1,679,377	(36,651)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 5,850,000	BUY	12/4/08	8,563,014	8,261,565	$(301,449)
EU Euro
EUR 2,580,000	BUY	1/16/09	4,061,255	3,643,790	(417,465)
EU Euro
EUR 990,000	BUY	1/16/09	1,439,975	1,398,199	(41,776)
EU Euro
EUR 155,000	BUY	1/29/09	231,393	218,884	(12,509)
EU Euro
EUR 705,000	BUY	1/29/09	1,052,466	995,571	(56,895)
British Pound
GBP 520,000	BUY	10/10/08	1,014,135	925,235	(88,900)
British Pound
GBP 1,710,000	BUY	10/10/08	3,325,950	3,042,600	(283,350)
British Pound
GBP 340,000	BUY	12/4/08	622,183	606,070	(16,113)
British Pound
GBP 70,000	BUY	1/16/09	131,453	124,705	(6,748)
British Pound
GBP 10,000	BUY	2/5/09	19,360	17,800	(1,560)
Hungarian Forint
HUF 588,000,000	BUY	10/2/08	3,555,233	3,418,133	(137,100)
Hungarian Forint
HUF 170,000,000	BUY	10/2/08	1,060,774	988,236	(72,538)
Hungarian Forint
HUF 88,000,000	BUY	10/2/08	591,756	511,557	(80,199)
Hungarian Forint
HUF 88,000,000	BUY	10/2/08	592,393	511,557	(80,836)
Hungarian Forint
HUF 88,000,000	BUY	10/2/08	600,355	511,557	(88,798)
Hungarian Forint
HUF 247,000,000	BUY	10/2/08	1,632,518	1,435,848	(196,670)
Hungarian Forint
HUF 247,000,000	BUY	10/2/08	1,632,497	1,435,848	(196,649)
Hungarian Forint
HUF 222,000,000	BUY	10/6/08	1,351,713	1,289,712	(62,001)
Indonesian Rupiah
IDR 4,080,000,000	BUY	10/14/08	434,644	431,811	(2,833)
Indonesian Rupiah
IDR 15,455,000,000	BUY	10/31/08	1,640,658	1,631,739	(8,919)
Indonesian Rupiah
IDR 10,060,000,000	BUY	11/28/08	1,079,979	1,057,447	(22,532)
Indonesian Rupiah
IDR 14,530,000,000	BUY	12/19/08	1,487,206	1,521,204	33,998
Israeli New Shekel
ILS 750,000	BUY	10/30/08	215,332	215,824	492
Indian Rupee
INR 58,000,000	BUY	10/6/08	1,321,937	1,235,002	(86,935)
Indian Rupee
INR 13,000,000	BUY	11/12/08	282,271	276,763	(5,508)
Japanese Yen
JPY 221,000,000	BUY	10/3/08	2,116,159	2,079,002	(37,157)
Japanese Yen
JPY 220,000,000	BUY	10/3/08	2,107,330	2,069,595	(37,735)
Japanese Yen
JPY 188,000,000	BUY	10/10/08	1,851,250	1,770,659	(80,591)
Japanese Yen
JPY 513,000,000	BUY	10/10/08	5,060,419	4,831,639	(228,780)
Japanese Yen
JPY 1,264,000,000	BUY	10/10/08	12,461,796	11,904,856	(556,940)
Japanese Yen
JPY 1,035,000,000	BUY	10/10/08	10,199,054	9,748,043	(451,011)
Japanese Yen
JPY 352,000,000	BUY	10/10/08	3,409,465	3,315,276	(94,189)
Japanese Yen
JPY 392,000,000	BUY	10/10/08	3,801,109	3,692,012	(109,097)
Japanese Yen
JPY 358,000,000	BUY	10/10/08	3,342,608	3,371,787	29,179
Japanese Yen
JPY 332,000,000	BUY	10/10/08	3,180,960	3,126,908	(54,052)
Japanese Yen
JPY 326,000,000	BUY	10/10/08	3,030,472	3,070,398	39,926

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Japanese Yen
JPY 60,000,000	BUY	10/10/08	565,558	565,104	$(454)
Japanese Yen
JPY 197,000,000	BUY	10/14/08	1,901,343	1,856,679	(44,664)
Japanese Yen
JPY 707,000,000	BUY	12/4/08	6,650,174	6,710,703	60,529
Japanese Yen
JPY 705,000,000	BUY	12/4/08	6,585,462	6,691,719	106,257
Japanese Yen
JPY 697,000,000	BUY	12/4/08	6,667,496	6,615,785	(51,711)
Japanese Yen
JPY 672,000,000	BUY	12/4/08	6,456,200	6,378,490	(77,710)
Japanese Yen
JPY 220,000,000	BUY	3/10/09	2,106,977	2,108,044	1,067
Japanese Yen
JPY 222,000,000	BUY	3/10/09	2,128,272	2,127,208	(1,064)
Kuwait Dinar
KWD 96,000	BUY	1/29/09	357,942	357,274	(668)
Mexican Peso
MXN 26,000,000	BUY	10/10/08	2,590,932	2,374,167	(216,765)
Mexican Peso
MXN 6,750,000	BUY	10/10/08	655,563	616,370	(39,193)
Mexican Peso
MXN 19,200,000	BUY	11/24/08	1,867,159	1,743,127	(124,032)
Mexican Peso
MXN 19,065,000	BUY	11/24/08	1,854,031	1,730,871	(123,160)
Mexican Peso
MXN 40,770,000	BUY	11/24/08	3,978,298	3,701,421	(276,877)
Mexican Peso
MXN 28,705,000	BUY	11/24/08	2,796,668	2,606,066	(190,602)
Malaysian Ringgit
MYR 3,100,000	BUY	10/10/08	977,918	901,471	(76,447)
Malaysian Ringgit
MYR 8,850,000	BUY	10/30/08	2,709,737	2,579,047	(130,690)
Norwegian Krone
NOK 7,800,000	BUY	10/6/08	1,358,916	1,327,127	(31,789)
Norwegian Krone
NOK 14,110,000	BUY	10/10/08	2,736,193	2,400,084	(336,109)
Norwegian Krone
NOK 18,535,000	BUY	10/10/08	3,595,538	3,152,768	(442,770)
Norwegian Krone
NOK 5,290,000	BUY	10/10/08	1,047,270	899,819	(147,451)
Norwegian Krone
NOK 7,140,000	BUY	10/31/08	1,259,393	1,212,769	(46,624)
Norwegian Krone
NOK 10,650,000	BUY	1/16/09	2,066,617	1,799,780	(266,837)
Norwegian Krone
NOK 3,920,000	BUY	1/16/09	712,617	662,454	(50,163)
New Zealand Dollar
NZD 2,050,000	BUY	10/6/08	1,410,502	1,370,711	(39,791)
New Zealand Dollar
NZD 690,000	BUY	10/10/08	514,112	461,126	(52,986)
New Zealand Dollar
NZD 1,065,000	BUY	10/10/08	797,685	711,737	(85,948)
New Zealand Dollar
NZD 760,000	BUY	10/10/08	567,872	507,906	(59,966)
New Zealand Dollar
NZD 625,000	BUY	10/31/08	426,875	416,575	(10,300)
New Zealand Dollar
NZD 3,810,000	BUY	1/16/09	2,833,611	2,517,003	(316,608)
New Zealand Dollar
NZD 1,420,000	BUY	1/16/09	987,724	938,096	(49,628)
Philippine Peso
PHP 51,000,000	BUY	10/17/08	1,063,054	1,084,077	21,023
Philippine Peso
PHP 13,000,000	BUY	10/17/08	281,081	276,333	(4,748)
Philippine Peso
PHP 13,000,000	BUY	11/12/08	270,833	276,402	5,569
Polish Zloty
PLN 4,300,000	BUY	10/2/08	1,902,487	1,782,273	(120,214)
Polish Zloty
PLN 3,750,000	BUY	10/2/08	1,644,593	1,554,308	(90,285)
Polish Zloty
PLN 2,625,000	BUY	10/2/08	1,112,901	1,088,015	(24,886)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Polish Zloty
PLN 3,400,000	BUY	10/6/08	1,398,860	1,409,332	$10,472
Polish Zloty
PLN 2,530,000	BUY	10/10/08	1,127,300	1,048,755	(78,545)
Polish Zloty
PLN 4,225,000	BUY	10/17/08	2,056,752	1,751,516	(305,236)
Polish Zloty
PLN 8,450,000	BUY	10/30/08	4,112,723	3,503,535	(609,188)
Qatar Rial
QAR 1,250,000	BUY	1/29/09	356,328	344,535	(11,793)
Russian Ruble
RUB 58,090,000	BUY	10/15/08	2,253,586	2,259,161	5,575
Russian Ruble
RUB 56,780,000	BUY	11/19/08	2,319,681	2,197,990	(121,691)
Saudi Arabian Riyal
SAR 1,320,000	BUY	1/29/09	357,481	351,745	(5,736)
Swedish Krona
SEK 11,580,000	BUY	10/10/08	1,921,035	1,673,017	(248,018)
Singapore Dollar
SGD 500,000	BUY	10/10/08	355,973	348,117	(7,856)
Singapore Dollar
SGD 2,500,000	BUY	10/31/08	1,755,988	1,742,000	(13,988)
Ukrainian Hryvnia
UAH 2,570,000	BUY	10/17/08	530,992	504,473	(26,519)
Ukrainian Hryvnia
UAH 2,580,000	BUY	10/17/08	535,826	506,436	(29,390)
Ukrainian Hryvnia
UAH 1,860,000	BUY	1/28/09	356,937	352,718	(4,219)
Vietnamese Dong
VND 2,830,000,000	BUY	1/30/09	178,212	170,482	(7,730)
Vietnamese Dong
VND 2,830,000,000	BUY	1/30/09	177,987	170,482	(7,505)
South African Rand
ZAR 3,070,000	BUY	10/20/08	395,784	368,847	(26,937)
					$(20,789,651)

Argentine Peso
ARS 4,200,000	SELL	10/20/08	1,318,309	1,325,492	$(7,183)
Australian Dollar
AUD 2,050,000	SELL	10/1/08	1,727,494	1,620,015	107,479
Australian Dollar
AUD 2,050,000	SELL	10/7/08	1,700,000	1,619,708	80,292
Australian Dollar
AUD 185,000	SELL	10/8/08	152,902	146,165	6,737
Australian Dollar
AUD 1,085,000	SELL	10/10/08	1,028,341	857,190	171,151
Australian Dollar
AUD 1,080,000	SELL	10/10/08	1,023,894	853,240	170,654
Australian Dollar
AUD 840,000	SELL	10/10/08	794,825	663,631	131,194
Australian Dollar
AUD 2,050,000	SELL	11/3/08	1,666,650	1,618,256	48,394
Australian Dollar
AUD 185,000	SELL	11/21/08	171,819	145,858	25,961
Australian Dollar
AUD 90,000	SELL	11/21/08	84,116	70,958	13,158
Australian Dollar
AUD 465,000	SELL	11/21/08	433,785	366,616	67,169
Australian Dollar
AUD 60,000	SELL	11/21/08	56,181	47,305	8,876
Australian Dollar
AUD 775,000	SELL	11/21/08	721,750	611,027	110,723
Brazilian Real
BRL 2,270,000	SELL	10/2/08	1,370,690	1,192,916	177,774
Brazilian Real
BRL 2,200,000	SELL	10/2/08	1,227,473	1,156,130	71,343
Brazilian Real
BRL 1,970,000	SELL	10/2/08	1,017,562	1,035,262	(17,700)
Brazilian Real
BRL 2,030,000	SELL	10/2/08	1,065,058	1,066,793	(1,735)
Brazilian Real
BRL 1,960,000	SELL	10/2/08	1,057,744	1,030,007	27,737

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30 2008, (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Brazilian Real
BRL 8,100,000	SELL	10/2/08	4,464,040	4,256,661	$207,379
Brazilian Real
BRL 2,270,000	SELL	11/4/08	1,216,506	1,184,019	32,487
Canadian Dollar
CAD 2,265,000	SELL	10/6/08	2,123,630	2,129,049	(5,419)
Canadian Dollar
CAD 1,690,000	SELL	10/6/08	1,584,162	1,588,562	(4,400)
Canadian Dollar
CAD 2,025,000	SELL	10/6/08	1,908,037	1,903,454	4,583
Canadian Dollar
CAD 705,000	SELL	10/8/08	662,034	662,766	(732)
Canadian Dollar
CAD 1,750,000	SELL	10/10/08	1,723,493	1,645,367	78,126
Canadian Dollar
CAD 1,630,000	SELL	10/10/08	1,605,666	1,532,542	73,124
Canadian Dollar
CAD 1,010,000	SELL	10/10/08	995,319	949,612	45,707
Canadian Dollar
CAD 2,680,000	SELL	10/10/08	2,638,704	2,519,762	118,942
Canadian Dollar
CAD 670,000	SELL	10/10/08	668,563	629,940	38,623
Canadian Dollar
CAD 1,650,000	SELL	10/10/08	1,643,852	1,551,346	92,506
Canadian Dollar
CAD 160,000	SELL	10/10/08	159,513	150,434	9,079
Canadian Dollar
CAD 2,070,000	SELL	10/10/08	2,058,268	1,946,234	112,034
Canadian Dollar
CAD 905,000	SELL	10/10/08	872,811	850,890	21,921
Canadian Dollar
CAD 240,000	SELL	10/10/08	225,204	225,650	(446)
Canadian Dollar
CAD 230,000	SELL	10/10/08	219,200	216,248	2,952
Canadian Dollar
CAD 1,390,000	SELL	10/31/08	1,344,294	1,308,502	35,792
Swiss Franc
CHF 181,000	SELL	10/8/08	163,151	161,163	1,988
Swiss Franc
CHF 1,655,000	SELL	10/10/08	1,593,338	1,473,985	119,353
Swiss Franc
CHF 960,000	SELL	10/10/08	936,549	855,000	81,549
Swiss Franc
CHF 1,640,000	SELL	10/10/08	1,571,498	1,460,626	110,872
Swiss Franc
CHF 3,225,000	SELL	10/10/08	3,172,433	2,872,267	300,166
Swiss Franc
CHF 2,110,000	SELL	10/10/08	2,064,311	1,879,220	185,091
Swiss Franc
CHF 6,200,000	SELL	10/10/08	5,929,099	5,521,877	407,222
Swiss Franc
CHF 3,165,000	SELL	10/10/08	3,014,725	2,818,829	195,896
Swiss Franc
CHF 130,000	SELL	10/10/08	119,595	115,781	3,814
Swiss Franc
CHF 595,000	SELL	10/10/08	549,227	529,922	19,305
Swiss Franc
CHF 610,000	SELL	10/10/08	555,333	543,281	12,052
Chinese Yuan
CNY 2,730,000	SELL	5/13/09	416,013	393,230	22,783
Colombian Peso
COP 1,062,000,000	SELL	10/2/08	558,506	485,142	73,364
Colombian Peso
COP 797,000,000	SELL	10/2/08	419,253	364,085	55,168
Colombian Peso
COP 1,351,000,000	SELL	10/2/08	711,221	617,163	94,058
Colombian Peso
COP 1,080,000,000	SELL	10/2/08	531,287	493,365	37,922
Czech Koruna
CZK 24,700,000	SELL	10/30/08	1,584,247	1,420,160	164,087
EU Euro
EUR 520,000	SELL	10/2/08	803,140	732,054	71,086
EU Euro
EUR 2,470,000	SELL	10/2/08	3,865,550	3,477,257	388,293

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30 2008, (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 295,000	SELL	10/2/08	453,185	415,300	$37,885
EU Euro
EUR 690,000	SELL	10/2/08	1,080,098	971,380	108,718
EU Euro
EUR 390,000	SELL	10/2/08	608,934	549,041	59,893
EU Euro
EUR 380,000	SELL	10/2/08	594,049	534,963	59,086
EU Euro
EUR 380,000	SELL	10/2/08	597,124	534,963	62,161
EU Euro
EUR 380,000	SELL	10/2/08	605,549	534,963	70,586
EU Euro
EUR 760,000	SELL	10/2/08	1,191,484	1,069,925	121,559
EU Euro
EUR 1,060,000	SELL	10/2/08	1,646,021	1,492,264	153,757
EU Euro
EUR 1,060,000	SELL	10/2/08	1,647,378	1,492,264	155,114
EU Euro
EUR 2,430,000	SELL	10/2/08	3,555,928	3,420,945	134,983
EU Euro
EUR 1,160,000	SELL	10/2/08	1,704,005	1,633,044	70,961
EU Euro
EUR 420,000	SELL	10/2/08	619,567	591,274	28,293
EU Euro
EUR 1,080,000	SELL	10/2/08	1,531,278	1,520,420	10,858
EU Euro
EUR 2,650,000	SELL	10/8/08	3,796,920	3,733,836	63,084
EU Euro
EUR 2,870,000	SELL	10/10/08	4,461,415	4,044,674	416,741
EU Euro
EUR 3,430,000	SELL	10/10/08	5,331,249	4,833,879	497,370
EU Euro
EUR 1,330,000	SELL	10/10/08	2,069,480	1,874,361	195,119
EU Euro
EUR 3,560,000	SELL	10/10/08	5,539,858	5,017,087	522,771
EU Euro
EUR 2,890,000	SELL	10/10/08	4,491,060	4,072,860	418,200
EU Euro
EUR 3,640,000	SELL	10/10/08	5,670,283	5,129,831	540,452
EU Euro
EUR 670,000	SELL	10/10/08	1,041,126	944,227	96,899
EU Euro
EUR 1,115,000	SELL	10/10/08	1,727,860	1,571,363	156,497
EU Euro
EUR 2,450,000	SELL	10/10/08	3,741,934	3,452,771	289,163
EU Euro
EUR 2,755,000	SELL	10/10/08	4,191,870	3,882,605	309,265
EU Euro
EUR 680,000	SELL	10/10/08	1,047,397	958,320	89,077
EU Euro
EUR 1,030,000	SELL	10/10/08	1,581,400	1,451,573	129,827
EU Euro
EUR 3,435,000	SELL	10/10/08	5,284,112	4,840,925	443,187
EU Euro
EUR 1,015,000	SELL	10/10/08	1,564,145	1,430,434	133,711
EU Euro
EUR 1,310,000	SELL	10/10/08	2,038,642	1,846,175	192,467
EU Euro
EUR 1,940,000	SELL	10/10/08	3,006,030	2,734,031	271,999
EU Euro
EUR 380,000	SELL	10/10/08	555,438	535,532	19,906
EU Euro
EUR 1,300,000	SELL	10/17/08	2,065,908	1,833,445	232,463
EU Euro
EUR 250,000	SELL	11/21/08	384,375	353,050	31,325
EU Euro
EUR 2,900,000	SELL	12/4/08	4,251,458	4,095,476	155,982
EU Euro
EUR 1,455,000	SELL	1/29/09	2,266,890	2,054,689	212,201
EU Euro
EUR 3,850,000	SELL	1/29/09	5,998,300	5,436,807	561,493

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30 2008, (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 1,760,000	SELL	2/5/09	2,713,920	2,485,242	$228,678
EU Euro
EUR 10,000	SELL	2/5/09	15,428	14,121	1,307
EU Euro
EUR 100,000	SELL	2/5/09	142,143	141,207	936
British Pound
GBP 350,000	SELL	10/8/08	619,535	622,652	(3,117)
British Pound
GBP 440,000	SELL	10/10/08	860,794	782,891	77,903
British Pound
GBP 80,000	SELL	10/10/08	154,149	142,344	11,805
British Pound
GBP 1,710,000	SELL	10/10/08	3,393,204	3,042,600	350,604
British Pound
GBP 340,000	SELL	12/4/08	616,182	606,070	10,112
British Pound
GBP 850,000	SELL	1/16/09	1,669,494	1,514,270	155,224
British Pound
GBP 390,000	SELL	1/16/09	718,126	694,783	23,343
British Pound
GBP 1,050,000	SELL	2/5/09	2,044,875	1,868,987	175,888
British Pound
GBP 100,000	SELL	2/5/09	175,449	177,999	(2,550)
Hungarian Forint
HUF 319,000,000	SELL	10/2/08	1,883,117	1,854,395	28,722
Hungarian Forint
HUF 269,000,000	SELL	10/2/08	1,580,029	1,563,738	16,291
Hungarian Forint
HUF 417,000,000	SELL	10/2/08	2,559,185	2,424,084	135,101
Hungarian Forint
HUF 222,000,000	SELL	10/6/08	1,294,521	1,289,712	4,809
Hungarian Forint
HUF 234,000,000	SELL	11/12/08	1,341,055	1,355,731	(14,676)
Israeli New Shekel
ILS 3,060,000	SELL	10/3/08	845,608	881,145	(35,537)
Israeli New Shekel
ILS 120,000	SELL	10/30/08	33,495	34,532	(1,037)
Israeli New Shekel
ILS 190,000	SELL	10/30/08	52,776	54,675	(1,899)
Israeli New Shekel
ILS 2,230,000	SELL	10/30/08	634,875	641,717	(6,842)
Indian Rupee
INR 58,000,000	SELL	10/6/08	1,300,244	1,235,002	65,242
Indian Rupee
INR 49,000,000	SELL	10/20/08	1,046,338	1,043,441	2,897
Indian Rupee
INR 13,000,000	SELL	10/20/08	286,344	276,831	9,513
Indian Rupee
INR 13,000,000	SELL	11/12/08	280,052	276,763	3,289
Japanese Yen
JPY 111,000,000	SELL	10/8/08	1,031,503	1,045,089	(13,586)
Japanese Yen
JPY 114,000,000	SELL	10/10/08	1,103,988	1,073,697	30,291
Japanese Yen
JPY 395,000,000	SELL	10/10/08	3,798,406	3,720,268	78,138
Japanese Yen
JPY 111,000,000	SELL	10/10/08	1,057,868	1,045,442	12,426
Japanese Yen
JPY 195,000,000	SELL	10/10/08	1,867,762	1,836,588	31,174
Japanese Yen
JPY 225,000,000	SELL	10/10/08	2,137,584	2,119,140	18,444
Japanese Yen
JPY 225,000,000	SELL	10/10/08	2,147,971	2,119,140	28,831
Japanese Yen
JPY 167,000,000	SELL	10/10/08	1,573,023	1,572,873	150
Japanese Yen
JPY 167,000,000	SELL	10/10/08	1,557,110	1,572,873	(15,763)
Japanese Yen
JPY 534,000,000	SELL	10/10/08	4,971,141	5,029,425	(58,284)
Japanese Yen
JPY 226,000,000	SELL	10/10/08	2,106,382	2,128,558	(22,176)
Japanese Yen
JPY 1,230,000,000	SELL	10/10/08	11,468,852	11,584,631	(115,779)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30 2008, (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Japanese Yen
JPY 404,000,000	SELL	10/10/08	3,778,526	3,805,033	$(26,507)
Japanese Yen
JPY 332,000,000	SELL	10/10/08	3,025,719	3,126,908	(101,189)
Japanese Yen
JPY 39,000,000	SELL	10/10/08	360,270	367,318	(7,048)
Japanese Yen
JPY 60,000,000	SELL	10/10/08	570,375	565,104	5,271
Japanese Yen
JPY 197,000,000	SELL	10/14/08	1,841,122	1,856,679	(15,557)
Japanese Yen
JPY 356,000,000	SELL	12/4/08	3,269,054	3,379,081	(110,027)
Japanese Yen
JPY 705,000,000	SELL	12/4/08	6,541,588	6,691,719	(150,131)
Japanese Yen
JPY 705,000,000	SELL	12/4/08	6,707,131	6,691,719	15,412
Japanese Yen
JPY 680,000,000	SELL	12/4/08	6,464,394	6,454,424	9,970
Japanese Yen
JPY 181,000,000	SELL	1/16/09	1,724,138	1,727,373	(3,235)
Japanese Yen
JPY 59,000,000	SELL	1/16/09	542,170	563,066	(20,896)
Japanese Yen
JPY 221,000,000	SELL	2/5/09	2,076,092	2,112,325	(36,233)
Japanese Yen
JPY 2,000,000	SELL	2/5/09	18,694	19,116	(422)
South Korean Won
KRW 471,000,000	SELL	10/31/08	407,969	392,037	15,932
Mexican Peso
MXN 14,400,000	SELL	10/6/08	1,352,494	1,315,631	36,863
Mexican Peso
MXN 32,750,000	SELL	10/10/08	3,071,656	2,990,537	81,119
Mexican Peso
MXN 5,188,000	SELL	10/30/08	478,841	472,463	6,378
Mexican Peso
MXN 14,430,000	SELL	11/24/08	1,331,795	1,310,069	21,726
Mexican Peso
MXN 47,905,000	SELL	11/24/08	4,405,716	4,349,193	56,523
Malaysian Ringgit
MYR 1,445,000	SELL	10/10/08	447,993	420,202	27,791
Malaysian Ringgit
MYR 3,660,000	SELL	10/14/08	1,056,582	1,064,771	(8,189)
Malaysian Ringgit
MYR 2,230,000	SELL	10/14/08	644,975	648,754	(3,779)
Malaysian Ringgit
MYR 2,300,000	SELL	10/15/08	661,756	669,190	(7,434)
Malaysian Ringgit
MYR 8,850,000	SELL	10/30/08	2,656,461	2,579,047	77,414
Norwegian Krone
NOK 16,495,000	SELL	10/10/08	3,185,470	2,805,768	379,702
Norwegian Krone
NOK 1,575,000	SELL	10/10/08	305,162	267,904	37,258
Norwegian Krone
NOK 10,470,000	SELL	10/10/08	2,043,198	1,780,927	262,271
Norwegian Krone
NOK 2,395,000	SELL	10/10/08	442,004	407,385	34,619
Norwegian Krone
NOK 1,180,000	SELL	10/10/08	219,890	200,716	19,174
New Zealand Dollar
NZD 2,050,000	SELL	10/6/08	1,362,553	1,370,711	(8,158)
New Zealand Dollar
NZD 660,000	SELL	10/10/08	510,094	441,077	69,017
New Zealand Dollar
NZD 1,880,000	SELL	10/10/08	1,430,981	1,256,400	174,581
New Zealand Dollar
NZD 535,000	SELL	10/10/08	368,433	357,539	10,894
New Zealand Dollar
NZD 2,050,000	SELL	10/22/08	1,408,883	1,367,911	40,972
Peruvian Nuevo Sol
PEN 2,170,000	SELL	1/7/09	719,520	721,947	(2,427)
Peruvian Nuevo Sol
PEN 540,000	SELL	1/7/09	181,208	179,655	1,553
Peruvian Nuevo Sol
PEN 810,000	SELL	1/7/09	268,746	269,483	(737)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30 2008, (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Philippine Peso
PHP 20,200,000	SELL	10/17/08	419,087	429,380	$(10,293)
Philippine Peso
PHP 13,000,000	SELL	11/12/08	281,873	276,402	5,471
Polish Zloty
PLN 2,590,000	SELL	10/2/08	1,053,338	1,073,508	(20,170)
Polish Zloty
PLN 5,715,000	SELL	10/2/08	2,332,463	2,368,765	(36,302)
Polish Zloty
PLN 2,795,000	SELL	10/2/08	1,133,300	1,158,477	(25,177)
Polish Zloty
PLN 2,625,000	SELL	10/2/08	1,076,084	1,088,015	(11,931)
Polish Zloty
PLN 2,665,000	SELL	10/2/08	1,190,764	1,104,595	86,169
Polish Zloty
PLN 1,670,000	SELL	10/10/08	796,528	692,261	104,267
Polish Zloty
PLN 860,000	SELL	10/10/08	411,858	356,494	55,364
Polish Zloty
PLN 2,370,000	SELL	10/17/08	1,057,682	982,507	75,175
Polish Zloty
PLN 4,225,000	SELL	10/17/08	1,742,196	1,751,516	(9,320)
Polish Zloty
PLN 590,000	SELL	10/30/08	263,746	244,625	19,121
Polish Zloty
PLN 2,440,000	SELL	10/30/08	985,659	1,011,672	(26,013)
Russian Ruble
RUB 20,300,000	SELL	9/18/09	758,595	774,633	(16,038)
Russian Ruble
RUB 20,300,000	SELL	9/18/09	757,321	774,633	(17,312)
Russian Ruble
RUB 17,400,000	SELL	9/18/09	648,891	663,971	(15,080)
Russian Ruble
RUB 28,200,000	SELL	9/21/09	1,065,961	1,076,092	(10,131)
Russian Ruble
RUB 13,580,000	SELL	9/21/09	513,713	518,203	(4,490)
Swedish Krona
SEK 7,245,000	SELL	10/10/08	1,220,572	1,046,719	173,853
Swedish Krona
SEK 4,700,000	SELL	10/10/08	777,952	679,031	98,921
Swedish Krona
SEK 10,140,000	SELL	1/16/09	1,680,422	1,464,909	215,513
Swedish Krona
SEK 3,730,000	SELL	1/16/09	578,680	538,867	39,813
Turkish Lira
TRY 1,210,000	SELL	10/20/08	965,837	946,911	18,926
Taiwan New Dollar
TWD 28,000,000	SELL	10/31/08	875,438	868,783	6,655
Taiwan New Dollar
TWD 67,000,000	SELL	12/2/08	2,125,297	2,080,875	44,422
South African Rand
ZAR 10,900,000	SELL	10/20/08	1,391,105	1,309,586	81,519
South African Rand
ZAR 4,330,000	SELL	10/20/08	543,321	520,230	23,091
South African Rand
ZAR 4,240,000	SELL	10/20/08	528,448	509,417	19,031
					$14,408,801

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30 2008, (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on September 30, 2008

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Amsterdam Exchanges Index	6	10/17/08	$(60,828)
Canada 10-Year Bond	39	12/18/08	(56,391)
Euro-Bobl 5-Year	2	12/08/08	1,957
Euro-Bund	288	12/08/08	150,952
Euro-Schatz	106	12/08/08	119,595
IBEX 35 Index	4	10/17/08	14,565
LME Copper	2	11/17/08	(38,764)
LME Zinc	8	11/17/08	(27,862)
Nickel	3	11/17/08	—
NIKKEI 225	4	12/11/08	(11,522)
Primary Aluminum	5	11/17/08	—
S&P/MIB Index	3	12/19/08	(17,433)
S&P/TSE 60 Index	11	12/18/08	(119,725)
U.S. Treasury 10-Year Note	414	12/19/08	(281,358)
U.S. Treasury Long Bond	388	12/19/08	(331,301)
WTI Crude Future	3	10/21/08	(4,998)
			$(663,113)

Short Contracts
CAC40 10 Euro	20	10/17/08	$21,226
Corn	4	12/12/08	19,276
Cotton No. 2	11	12/08/08	102,309
DAX Index	17	12/19/08	77,420
FTSE 100 Index	26	12/19/08	53,018
H-Shares Index	9	10/30/08	38,518
Japanese Government Bonds 10-Year Mini	60	12/10/08	34,954
LME Lead	7	11/17/08	(1,814)
Long Gilt	1	12/29/08	615
Mexico Bolsa Index	25	12/19/08	(20,369)
NASDAQ 100 E-Mini	62	12/19/08	158,401
NIKKEI 225	26	12/11/08	195,922
OMXS30 Index	115	10/17/08	47,586
S&P 500	1	12/18/08	21,134
S&P 500 E-Mini	106	12/19/08	153,287
SGX CNX Nifty Index	78	10/29/08	26,500
Soybean	6	11/14/08	—
Sugar	21	02/27/09	—
U.S. Treasury 2-Year Note	360	12/31/08	(352,125)
U.S. Treasury 5-Year Note	65	12/31/08	(40,502)
Wheat	10	12/12/08	51,245
			$586,601

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 12.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	3,600,000	$(21,560)

Receive a fixed rate equal to 12.710% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	1,910,000	(8,228)

Receive a fixed rate equal to 14.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	8,390,000	310,091

Receive a fixed rate equal to 6.140% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: Goldman Sachs International	08/26/10	PLN	3,870,000	3,289

Receive a floating rate based on 3-month ILS-TELBOR01 and pay a fixed rate equal to 5.010% Counterparty: UBS AG, London	08/28/10	ILS	11,000,000	(23,644)

Receive a floating rate based on 3-month ILS-TELBOR01 and pay a fixed rate equal to 5.020% Counterparty: UBS AG, London	09/04/10	ILS	11,250,000	(24,485)

Receive a fixed rate equal to 3.560% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: JPMorgan Chase Bank, N.A., London	09/12/10	CZK	39,000,000	842

Receive a fixed rate equal to 3.470% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: JPMorgan Chase Bank, N.A., London	09/18/10	CZK	47,600,000	(4,993)

Receive a fixed rate equal to 3.560% and pay a floating rate based on 6-month CZK-PRIBOR-PRBO Counterparty: Citibank N.A., New York	09/27/10	CZK	47,000,000	(1,014)

Receive a fixed rate equal to 2.660% and pay a floating rate based on 6-month CHF-LIBOR Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	CHF	1,630,000	(1,267)

Receive a fixed rate equal to 3.996% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	EUR	1,010,000	(5,059)

Receive a fixed rate equal to 4.260% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	SEK	9,490,000	1

Receive a floating rate based on 6-month NOK-NIBOR-NIBR and pay a fixed rate equal to 4.985% Counterparty: Morgan Stanley Capital Services Inc.	01/18/11	NOK	23,800,000	16,015

Receive a fixed rate equal to 14.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	1,040,000	19,705

Receive a fixed rate equal to 13.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	2,070,000	30,318

Receive a fixed rate equal to 14.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander Central Hispano, S.A.	01/03/12	BRL	1,040,000	18,103

Receive an initial exchange of USD 292,335.12. Pay an initial exchange of TRY 410,000.00. Receive a fixed rate equal to 17.100% on 410,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 292,335.12 Upon termination of the contract, receive TRY 410,000.00 and pay USD 292,335.12. Counterparty: Merrill Lynch International	02/06/12	TRY	410,000	68,094

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)

Receive an initial exchange of USD 184,921.76. Pay an initial exchange of TRY 260,000.00. Receive a fixed rate equal to 17.250% on 260,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 184,921.76 Upon termination of the contract, receive TRY 260,000.00 and pay USD 184,921.76. Counterparty: Credit Suisse International	02/07/12	TRY	260,000	$34,763

Receive an initial exchange of USD 281,539.56. Pay an initial exchange of TRY 395,000.00. Receive a fixed rate equal to 17.300% on 395,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 281,539.56. Upon termination of the contract, receive TRY 395,000.00 and pay USD 281,539.56. Counterparty: Credit Suisse International	02/09/12	TRY	395,000	52,340

Receive an initial exchange of USD 477,085.44. Pay an initial exchange of TRY 660,000.00. Receive a fixed rate equal to 16.750% on 660, 000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 477,085.44. Upon termination of the contract, receive TRY 660,000.00 and pay USD 477,085.44. Counterparty: Credit Suisse International	02/26/12	TRY	660,000	72,983

Receive a fixed rate equal to 8.480% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	06/06/13	HUF	192,000,000	32,782

Receive a fixed rate equal to 6.040% and pay a floating rate based on 6-month PLZ-WIBOR-WIBO Counterparty: JPMorgan Chase Bank, N.A., London	08/08/13	PLN	2,580,000	20,356

Receive a fixed rate equal to 7.880% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	08/12/13	HUF	123,000,000	5,759

Receive a fixed rate equal to 7.890% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A., London	09/12/13	HUF	107,000,000	4,392

Receive a fixed rate equal to 7.820% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	09/19/13	HUF	231,000,000	4,505

Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	(30,704)

Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	(57,903)

Receive a fixed rate equal to 12.260% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	(5,041)

Receive a fixed rate equal to 12.290% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	(2,472)

Receive a fixed rate of 5.460% on UDI 2,252,229.80. Pay a floating rate based on 6-month USD-LIBOR on USD 730,000.00. Upon termination of the contract, receive UDI 2,252,229.80 and pay USD 730,000.00. Counterparty: Deutsche Bank AG, London	05/13/15	USD	730,000	4,542

Receive a fixed rate equal to 5.250% on UDI 1,184,117.66 converted to MXN. Pay a floating rate based on 6-month USD-LIBOR on USD 390,000.00. Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00. Counterparty: Deutsche Bank AG, London	06/23/15	USD	390,000	1,844

Receive a fixed rate equal to 13.550% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander, S.A., New York	01/02/17	BRL	1,730,000	(48,326)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 13.100% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,610,000	$(71,205)

Receive a fixed rate equal to 13.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,750,000	(40,812)

Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	2,760,000	(43,340)

Receive a fixed rate equal to 14.100% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	430,000	(3,655)

Receive a fixed rate equal to 14.160% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	1,770,000	(7,430)

Receive a fixed rate equal to 14.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/17	BRL	2,700,000	3,416

Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/17	BRL	2,770,000	(43,497)

Receive a fixed rate equal to 13.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,710,000	(22,639)

Receive a fixed rate equal to 14.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,680,000	38,933

Receive a fixed rate equal to 14.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	1,680,000	40,420

Receive a fixed rate equal to 14.340% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/02/17	BRL	1,900,000	5,622

Receive a floating rate based on China Fixing Repo Rates 7-Day, pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs International	02/16/17	CNY	3,800,000	(13,107)

Receive a floating rate based on the price of specified swaption straddle struck at the five year forward five year swap rate as of the floating rate payer reset date (divided by 10,000) and pay a fixed rate equal to 4.660%. Counterparty: Merrill Lynch Capital Services, Inc.	06/11/17	USD	9,650,000	267,935

Receive a floating rate based on the price of specified swaption straddle struck at the five year forward five year swap rate as of the floating rate payer reset date (divided by 10,000) and pay a fixed rate equal to 5.330%. Counterparty: Merrill Lynch Capital Services, Inc.	08/13/17	USD	2,380,000	(40,830)

Receive a floating rate based on 6-month EUR-EURIBOR and pay a fixed rate equal to 4.713% Counterparty: Morgan Stanley Capital Services Inc.	08/22/17	EUR	2,090,000	(13,032)

Receive a fixed rate equal to 8.140% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	01/10/18	MXN	8,910,000	(43,199)

Receive a fixed rate equal to 8.3685% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	04/23/18	MXN	36,600,000	(131,788)

Receive a fixed rate equal to 8.570% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander, S.A., New York	05/03/18	MXN	7,140,000	(17,098)

Receive a fixed rate equal to 8.570% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	05/11/18	MXN	6,150,000	(10,264)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 8.645% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Banco Santander S.A., New York	05/17/18	MXN	4,700,000	$(5,740)

Receive a fixed rate equal to 9.320% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A., New York	06/01/18	MXN	4,520,000	13,582

Receive a fixed rate equal to 5.110% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Deutsche Bank AG, Frankfurt	07/16/18	SEK	9,900,000	62,057

Receive a fixed rate equal to 5.080% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Goldman Sachs International	07/17/18	SEK	9,900,000	58,650

Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 9.740% Counterparty: UBS AG, London	08/01/18	ZAR	13,000,000	(54,927)

Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 9.705% Counterparty: JPMorgan Chase Bank, N.A., London	08/04/18	ZAR	12,000,000	(47,552)

Receive a fixed rate equal to 4.840% and pay a floating rate based on 3-month SEK-STIBOR-SIDE Counterparty: Goldman Sachs International	08/21/18	SEK	6,700,000	19,589

Receive a fixed rate equal to 5.880% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG, London	08/28/18	ILS	2,450,000	(2,724)

Receive a fixed rate equal to 5.850% and pay a floating rate based on 3-month ILS-TELBOR01 Counterparty: UBS AG, London	09/04/18	ILS	2,500,000	(2,814)

Receive a floating rate based on 3-month TWD-IRS-CP and pay a fixed rate equal to 2.685% Counterparty: JPMorgan Chase Bank, N.A., New York	09/08/18	TWD	107,890,000	(41,231)

Receive a fixed rate equal to 6.910% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Deutsche Bank AG, Frankfurt	09/10/18	NZD	4,985,000	66,115

Receive a fixed rate equal to 4.688% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Barclays Bank PLC	09/17/18	EUR	1,550,000	5,145

Receive a fixed rate equal to 4.703% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: Barclays Bank PLC	09/17/18	EUR	1,550,000	7,736

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.225% Counterparty: Barclays Bank PLC	09/17/18	USD	2,140,000	17,325

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.2275% Counterparty: Barclays Bank PLC	09/17/18	USD	2,140,000	27,634

Receive a fixed rate equal to 4.670% and pay a floating rate base on 6-month EUR-EURIBOR Counterparty: Barclays Bank PLC	09/18/18	EUR	1,550,000	1,874

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.035% Counterparty: Barclays Bank PLC	09/18/18	USD	2,140,000	43,121

Receive a fixed rate equal to 4.669% and pay a floating rate base on 6-month EUR-EURIBOR Counterparty: Deutsche Bank AG, Frankfurt	09/18/18	EUR	1,550,000	1,701

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 3.980% Counterparty: Deutsche Bank AG, New York	09/18/18	USD	2,140,000	52,677

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 9.150% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/27/26	MXN	5,270,000	$10,383

Receive a fixed rate equal to 9.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/16/26	MXN	2,200,000	7,877

Receive a fixed rate equal to 8.300% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	12/17/26	MXN	4,750,000	(29,109)
				$531,827

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on September 30, 2008:

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)

Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	74,094	$(13,345)

Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	446,808	(76,256)

Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	151,095	(36,222)

Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	105,796	(20,970)

Receive total return on MSCI Daily TR Net Belgium USD Market Index, if positive. Pay one-month USD-LIBOR and, if negative, the absolute value of the MSCI Daily TR Net Belgium USD Market Index return. Counterparty: Goldman Sachs International	10/08/08	USD	85,230	(15,251)

Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month EUR-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Morgan Stanley & Co. International	10/10/08	EUR	925,200	(94,701)

Receive price appreciation on the Bovespa Index Futures Exchange-Traded Contract (October 08). Pay absolute value of price depreciation on the Bovespa Index Futures Exchange-Traded Contract (October 08). Counterparty: Goldman Sachs International	10/16/08	BRL	1,042,898	(88,827)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs International	11/01/08	USD	495,000	(67,615)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs International	12/01/08	USD	2,310,000	(126,726)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	12/01/08	USD	2,750,000	(149,547)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	12/01/08	USD	700,000	(38,104)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	01/01/09	USD	1,120,000	(61,153)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	01/01/09	USD	2,060,000	(112,154)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Citibank N.A., New York	02/01/09	USD	1,100,000	$(30,793)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Citibank N.A., New York	02/01/09	USD	2,300,000	(64,003)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: JPMorgan Chase Bank, N.A.	02/01/09	USD	1,070,000	(57,894)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs International	02/01/09	USD	3,740,000	(204,103)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	02/01/09	USD	740,000	(39,820)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	02/01/09	USD	740,000	(40,249)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	02/01/09	USD	1,780,000	(97,262)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	02/01/09	USD	1,780,000	(96,497)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	1,300,000	(71,200)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative.
Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	600,000	(32,404)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS Aaa 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	4,870,000	(264,013)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Goldman Sachs Capital Markets, L.P.	03/01/09	USD	430,000	(23,411)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	03/01/09	USD	4,200,000	(117,216)

Receive carry amount plus absolute value of the total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is negative. Pay total return of the Lehman Brothers U.S. CMBS AAA 8.5+ Index, if the return is positive. Counterparty: Morgan Stanley Capital Services Inc.	03/01/09	USD	800,000	(43,599)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Termination Date	Notional Principal Amount		Unrealized Appreciation/ (Depreciation)

Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay one-month EUR-LIBOR plus 25 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities Morgan Stanley & Co. International PLC	03/06/09	EUR	926,700	$(199,856)

Receive carry amount plus absolute value of the total return of The Banc of America Securities LLC AAA 10yr CMBS Daily Index, if the return is negative. Pay total return of The Banc of America Securities LLC AAA 10yr CMBS Daily Index, if the return is positive. Counterparty: Goldman Sachs International	03/31/09	USD	7,020,000	(214,610)

Receive, if positive, the total return of a custom basket of securities plus 93% of the dividends from the basket. Pay a floating rate based on one-month JPY-LIBOR plus 40 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	04/13/09	JPY	221,557,298	(237,005)

Receive, if positive, the total return of a custom basket of securities plus the dividends from the basket. Pay a floating rate based on one-month GBP-LIBOR plus 35 basis pts. and, if negative, the absolute value of the total return of a custom basket of securities. Counterparty: Citibank N.A., New York	05/08/09	GBP	1,115,527	(334,067)

Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of a custom equity basket. Counterparty: Goldman Sachs International	09/08/09	USD	6,796,007	(743,875)

Receive, if positive, the total return of custom basket of securities plus the dividends from the basket. Pay one-month USD-LIBOR plus 20 basis pts., and if negative, the absolute value of the total return of a custom equity basket. Counterparty: Deutsche Bank AG, London	10/05/09	USD	1,686,308	(133,336)

Receive a fixed rate equal to 7.750% on RUB 56,780,000 plus any positive total return amount on reference obligation (loan facility agreement between JSC “Rushydro” and OJSC Saratovskaya HPP and any successor(s) and Morgan Stanley Bank International Limited). Pay a floating rate based on 3-month USD LIBOR on USD 2,167,175.57 and the absolute value of any negative total return amount on above reference obligation. Counterparty: Morgan Stanley Capital Services Inc.	12/26/13	RUB	56,780,000	(294,913)
				$(4,240,995)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Written Options Open on September 30, 2008:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium Received	Value

Currency Option OTC EUR Call/USD Put	Citibank N.A., New York	1.4720	10/01/08	EUR	515,000	$6,270	$—
Currency Option OTC EUR Put/USD Call	Citibank N.A., New York	1.4720	10/01/08	EUR	515,000	6,270	(34,584)
Currency Option OTC GBP Call/USD Put	Merrill Lynch	1.8560	10/01/08	GBP	115,000	1,564	—
Currency Option OTC GBP Put/USD Call	Merrill Lynch	1.8560	10/01/08	GBP	115,000	1,564	(9,050)
Currency Option OTC JPY Call/USD Put	Merrill Lynch	105.7500	10/01/08	JPY	45,000,000	3,989	(819)
Currency Option OTC JPY Put/USD Call	Merrill Lynch	105.7500	10/01/08	JPY	45,000,000	3,989	(3,767)
Currency Option OTC EUR Call/USD Put	Citibank N.A., New York	1.4690	10/02/08	EUR	490,000	6,345	—
Currency Option OTC EUR Put/USD Call	Citibank N.A., New York	1.4690	10/02/08	EUR	490,000	6,345	(31,031)
Currency Option OTC GBP Call/USD Put	Citibank N.A., New York	1.8575	10/02/08	GBP	115,000	1,708	—
Currency Option OTC GBP Put/USD Call	Citibank N.A., New York	1.8575	10/02/08	GBP	115,000	1,708	(9,591)
Currency Option OTC JPY Call/USD Put	Merrill Lynch	105.9000	10/02/08	JPY	48,000,000	4,442	(1,992)
Currency Option OTC JPY Put/USD Call	Merrill Lynch	105.9000	10/02/08	JPY	48,000,000	4,442	(4,315)
Currency Option OTC EUR Call/USD Put	Citibank N.A., New York	1.4640	10/03/08	EUR	380,000	5,529	(217)
Currency Option OTC EUR Put/USD Call	Citibank N.A., New York	1.4640	10/03/08	EUR	380,000	5,529	(22,320)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium Received	Value

Currency Option OTC GBP Call/USD Put	Citibank N.A., New York	1.8410	10/03/08	GBP	105,000	$1,706	$(21)
Currency Option OTC GBP Put/USD Call	Citibank N.A., New York	1.8410	10/03/08	GBP	105,000	1,706	(6,891)
Currency Option OTC JPY Call/USD Put	Citibank N.A., New York	105.0000	10/03/08	JPY	46,000,000	5,025	(1,849)
Currency Option OTC JPY Put/USD Call	Citibank N.A., New York	105.0000	10/03/08	JPY	46,000,000	5,025	(7,093)
Currency Option OTC EUR Call/USD Put	Citibank N.A., New York	1.4375	10/06/08	EUR	465,000	6,825	(7,364)
Currency Option OTC EUR Put/USD Call	Citibank N.A., New York	1.4375	10/06/08	EUR	465,000	6,825	(7,371)
Currency Option OTC GBP Call/USD Put	Citibank N.A., New York	1.8065	10/06/08	GBP	105,000	1,779	(1,755)
Currency Option OTC GBP Put/USD Call	Citibank N.A., New York	1.8065	10/06/08	GBP	105,000	1,779	(1,753)
Currency Option OTC JPY Call/USD Put	Merrill Lynch	105.8500	10/06/08	JPY	49,000,000	4,733	(3,891)
Currency Option OTC JPY Put/USD Call	Merrill Lynch	105.8500	10/06/08	JPY	49,000,000	4,733	(6,365)
Currency Option OTC EUR Call/USD Put	Credit Suisse	1.4325	10/07/08	EUR	455,000	7,194	(7,194)
Currency Option OTC EUR Put/USD Call	Credit Suisse	1.4325	10/07/08	EUR	455,000	7,194	(7,194)
Currency Option OTC GBP Call/USD Put	Credit Suisse	1.8100	10/07/08	GBP	115,000	2,066	(2,066)
Currency Option OTC GBP Put/USD Call	Credit Suisse	1.8100	10/07/08	GBP	115,000	2,066	(2,066)
Currency Option OTC JPY Call/USD Put	Citibank N.A., New York	105.0500	10/07/08	JPY	49,000,000	5,402	(5,402)
Currency Option OTC JPY Put/USD Call	Citibank N.A., New York	105.0500	10/07/08	JPY	49,000,000	5,402	(5,402)
						$129,154	$(191,362)

For the nine months ended September 30, 2008, Oppenheimer Strategic Income had the following unfunded loan commitment pursuant to the terms of the following loan agreement:

Deutsche Bank AG, London - Government of Peru CRPAO Pass-Through Notes, Peru 8.375% due 05/30/16 + 2.750%, due 04/30/25.

The unrealized appreciation on this commitment as of September 30, 2008 is $28,674.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008

	Principal Amount			Value
CORPORATE BONDS/NOTES: 35.3%
			Agriculture: 0.1%
$400,000			Philip Morris International, Inc., 5.650%, due 05/16/18	$370,401
	300,000	C	Reynolds American, Inc., 7.625%, due 06/01/16	298,281
				668,682
			Auto Manufacturers: 0.6%
	1,400,000	C	DaimlerChrysler NA Holding Corp., 3.169%, due 03/13/09	1,395,009
	1,980,000		DaimlerChrysler NA Holding Corp., 6.820%, due 08/03/14	1,344,915
				2,739,924
			Banks: 12.2%
	200,000		American Express Bank FSB, 6.000%, due 09/13/17	167,306
	3,700,000		American Express Centurion Bank, 2.507%, due 06/12/09	3,576,342
	200,000		American Express Centurion Bank, 6.000%, due 09/13/17	167,635
	800,000	#	ANZ National International Ltd., 6.200%, due 07/19/13	794,976
	900,000		Bank of America Corp., 5.750%, due 12/01/17	764,484
	6,900,000	C	Bank of America Corp., 8.000%, due 01/30/18	5,472,128
	5,500,000		Bank of America NA, 2.819%, due 06/12/09	5,473,936
	4,100,000		Barclays Bank PLC, 5.450%, due 09/12/12	4,091,849
	700,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	652,161
	2,200,000	#, C	BNP Paribas, 5.186%, due 06/29/15	1,687,481
	1,100,000	#, C	Commonwealth Bank of Australia, 6.024%, due 03/29/49	924,955
	600,000	#	Credit Agricole SA, 2.809%, due 05/28/09	597,599
	700,000	#	Credit Agricole SA, 2.859%, due 05/28/10	694,193
	1,600,000	C	Deutsche Bank AG, 6.000%, due 09/01/17	1,514,176
	1,200,000		KeyBank NA, 5.061%, due 06/02/10	1,194,694
	6,400,000	#	National Australia Bank Ltd., 3.253%, due 02/08/10	6,394,931
DKK	2,926,348		Nykredit Realkredit A/S, 5.000%, due 10/01/38	497,479
DKK	3,098,811		Nykredit Realkredit A/S, 5.000%, due 10/01/38	518,916
DKK	8,668,302		Realkredit Danmark A/S, 5.000%, due 01/01/38	1,456,438
DKK	2,921,028		Realkredit Danmark A/S, 5.000%, due 10/01/38	495,886
$1,500,000		#	Santander U.S. Debt SA Unipersonal, 2.858%, due 02/06/09	1,495,956
	500,000		UBS AG, 5.750%, due 04/25/18	435,641
	2,700,000		UBS AG/Stamford Branch, 3.714%, due 05/05/10	2,689,594
	1,600,000	#	Unicredit Luxembourg Finance SA, 2.846%, due 10/24/08	1,599,759
	1,800,000		Wachovia Corp., 5.750%, due 02/01/18	1,352,588
	21,400,000	C	Wachovia Corp., 7.980%, due 02/08/49	8,955,686
	2,800,000		Wells Fargo & Co., 5.625%, due 12/11/17	2,577,809
				56,244,598
			Biotechnology: 0.7%
	700,000	C	Amgen, Inc., 2.889%, due 11/28/08	698,244
	2,400,000	C	Amgen, Inc., 6.150%, due 06/01/18	2,347,694
				3,045,938
			Building Materials: 0.2%
	800,000	#, C, L	C8 Capital SPV Ltd., 6.640%, due 12/31/49	750,095
				750,095
			Chemicals: 0.1%
	400,000	C	Rohm & Haas Co., 6.000%, due 09/15/17	372,326
				372,326
			Computers: 1.5%
	1,300,000	#, C	Dell, Inc., 4.700%, due 04/15/13	1,253,447
	5,700,000	C	International Business Machines Corp., 5.700%, due 09/14/17	5,530,978
				6,784,425
			Diversified Financial Services: 12.5%
	700,000	L	Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	676,414
	700,000		American Express Co., 7.000%, due 03/19/18	618,826
	600,000		American Express Credit Corp., 5.875%, due 05/02/13	553,529
	1,300,000		American General Finance Corp., 6.900%, due 12/15/17	603,586
	900,000		Bear Stearns Cos., Inc., 2.901%, due 08/21/09	891,101
	3,900,000		Bear Stearns Cos., Inc., 3.061%, due 07/16/09	3,873,051
	1,900,000		Bear Stearns Cos., Inc., 6.400%, due 10/02/17	1,777,357
	2,100,000		Bear Stearns Cos., Inc., 6.950%, due 08/10/12	2,123,033
	3,000,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	2,922,759
	400,000		CitiFinancial, 6.625%, due 06/01/15	331,491
	500,000		Citigroup Funding, Inc., 3.476%, due 06/26/09	488,400
	700,000		Citigroup, Inc., 5.300%, due 10/17/12	623,704
	1,900,000		Citigroup, Inc., 5.500%, due 08/27/12	1,707,720
	2,300,000		Citigroup, Inc., 5.500%, due 04/11/13	2,009,515
	100,000		Citigroup, Inc., 5.625%, due 08/27/12	86,266
	500,000		Citigroup, Inc., 5.850%, due 07/02/13	439,033
	1,900,000		Citigroup, Inc., 6.000%, due 08/15/17	1,612,190
	300,000		Citigroup, Inc., 6.125%, due 05/15/18	248,827
	1,200,000	C	Citigroup, Inc., 8.300%, due 12/21/57	896,039
	2,800,000	C	Citigroup, Inc., 8.400%, due 04/29/49	1,909,348
	800,000		Ford Motor Credit Co., 5.800%, due 01/12/09	759,629
	200,000		Ford Motor Credit Co., 7.250%, due 10/25/11	127,256
	100,000		Ford Motor Credit Co., 7.375%, due 02/01/11	66,480
	300,000		Ford Motor Credit Co., 7.875%, due 06/15/10	229,080
	300,000		Ford Motor Credit Co., 8.625%, due 11/01/10	212,826
	500,000		Ford Motor Credit Co., LLC, 5.700%, due 01/15/10	383,023
	1,200,000		General Electric Capital Corp., 2.849%, due 03/12/10	1,184,347
	1,500,000		General Electric Capital Corp., 2.874%, due 08/15/11	1,465,982

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	$4,063,914
900,000		General Electric Capital Corp., 5.875%, due 01/14/38	665,453
4,000,000		Goldman Sachs Group, Inc., 3.129%, due 07/23/09	3,792,500
200,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	165,271
800,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	666,341
2,000,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	1,677,108
3,200,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	2,141,437
1,600,000		HSBC Finance Corp., 2.846%, due 10/21/09	1,518,333
1,000,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	913,444
2,000,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 05/25/10	260,000
2,700,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 09/26/14	351,000
300,000	±	Lehman Brothers Holdings, Inc., Discount Note, due 05/02/18	39,000
3,700,000		Merrill Lynch & Co., Inc., 2.853%, due 05/08/09	3,601,787
1,800,000		Merrill Lynch & Co., Inc., 3.000%, due 07/25/11	1,556,323
300,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	281,526
1,900,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	1,683,843
1,800,000		Morgan Stanley, 2.852%, due 05/07/09	1,559,887
100,000	C	Morgan Stanley, 5.300%, due 03/01/13	68,742
800,000		Morgan Stanley, 5.950%, due 12/28/17	501,935
1,600,000	C	Morgan Stanley, 6.250%, due 08/28/17	993,538
700,000	#, C	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	653,580
300,000	#	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	268,966
1,100,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	848,790
500,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	342,045
			57,435,575
		Electric: 0.5%
300,000	C	Columbus Southern Power Co., 6.600%, due 03/01/33	267,708
2,100,000	#, C	Enel Finance International SA, 6.250%, due 09/15/17	2,092,808
			2,360,516
		Healthcare - Services: 0.5%
1,989,899		HCA, Inc., 5.050%, due 11/14/13	1,749,867
600,000	C	UnitedHealth Group, Inc., 4.875%, due 02/15/13	574,030
			2,323,897
		Insurance: 1.8%
3,000,000		American International Group, Inc., 5.850%, due 01/16/18	1,508,037
1,300,000	#	Metropolitan Life Global Funding I, 2.847%, due 05/17/10	1,283,549
500,000	#	Monumental Global Funding Ltd., 5.500%, due 04/22/13	489,160
600,000		Principal Life Income Funding Trusts, 5.300%, due 04/24/13	598,715
900,000		Principal Life Income Funding Trusts, 5.550%, due 04/27/15	894,364
3,400,000		Protective Life Secured Trusts, 4.253%, due 11/09/10	3,318,529
			8,092,354
		Lodging: 0.2%
800,000	C	Mandalay Resort Group, 6.500%, due 07/31/09	764,000
			764,000
		Media: 0.3%
3,817		Cable Vision, 4.240%, due 03/30/13	3,381
3,817		Cable Vision, 4.570%, due 03/30/13	3,381
1,484,733		CSC Holdings, Inc., 4.570%, due 02/24/13	1,315,049
			1,321,811
		Mining: 0.0%
200,000	C	Vale Overseas Ltd., 6.250%, due 01/23/17	187,888
			187,888
		Office/Business Equipment: 0.2%
700,000	C	Xerox Corp., 9.750%, due 01/15/09	711,704
			711,704
		Pharmaceuticals: 0.1%
300,000	C	AstraZeneca PLC, 5.900%, due 09/15/17	295,897
200,000	C	AstraZeneca PLC, 6.450%, due 09/15/37	191,839
			487,736
		Pipelines: 0.6%
2,600,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,319,931
300,000	#	Williams Cos., Inc., 6.375%, due 10/01/10	294,135
			2,614,066
		Retail: 0.6%
2,700,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	2,741,650
			2,741,650
		Student Loan ABS: 0.6%
2,900,000	C	Access Group, Inc., 4.093%, due 10/27/25	2,866,964
			2,866,964
		Telecommunications: 1.8%
24,000	+, C	AT&T Corp., 7.300%, due 11/15/11	24,941
400,000	C	AT&T, Inc., 4.125%, due 09/15/09	396,932
600,000	C	AT&T, Inc., 4.950%, due 01/15/13	575,346
600,000	C	AT&T, Inc., 5.500%, due 02/01/18	535,254
4,500,000	C	AT&T, Inc., 6.300%, due 01/15/38	3,737,970
2,500,000	C	BellSouth Corp., 5.200%, due 09/15/14	2,347,500
30,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	31,599
600,000	C	Qwest Corp., 5.625%, due 11/15/08	600,566
200,000	C	Qwest Corp., 8.875%, due 03/15/12	197,000
			8,447,108
		Transportation: 0.3%
1,600,000	C	Union Pacific Corp., 5.700%, due 08/15/18	1,492,795
			1,492,795
		Total Corporate Bonds/Notes
		(Cost $196,955,894)	162,454,052

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 86.6%
		Federal Home Loan Mortgage Corporation##: 21.0%
$918,105	C	2.638%, due 07/15/19	$902,461
4,196,945	C	2.638%, due 08/15/19	4,123,640
5,662,286	C	2.638%, due 10/15/20	5,559,549
3,852,537	C	2.718%, due 02/15/19	3,756,031
13,563	C	3.000%, due 05/15/22	13,548
710,326	C	3.500%, due 11/15/22	709,763
25,382	C	3.500%, due 07/15/32	24,378
192,135	C	3.527%, due 01/25/45	131,799
620,661	C	3.625%, due 03/25/24	624,836
641,948	C	4.000%, due 06/15/22	642,238
345,527	C	4.278%, due 10/25/44	333,517
704,765	C	4.500%, due 11/15/13	705,891
1,428,766	C	4.500%, due 06/15/17	1,433,509
27,563	C	5.000%, due 09/15/16	27,745
500,000	L	5.000%, due 12/14/18	470,897
2,585,505	C	5.000%, due 12/15/23	2,598,357
789,008	C	5.000%, due 01/15/24	791,186
1,304,561	C	5.000%, due 07/15/24	1,311,507
3,098,031	C	5.000%, due 04/15/26	3,113,164
687,631		5.000%, due 11/01/36	671,004
362,469		5.000%, due 01/01/37	353,705
1,306,753		5.300%, due 09/01/35	1,313,810
17,779		5.481%, due 04/01/32	18,077
139,649	C	5.500%, due 03/15/17	142,296
166,345		5.500%, due 03/01/23	166,922
338,881		5.500%, due 05/01/23	340,057
3,668		5.500%, due 08/15/30	3,750
8,500,000	W	5.500%, due 10/15/35	8,446,211
2,305,503		5.500%, due 06/01/36	2,298,331
3,683,965		5.500%, due 12/01/37	3,667,900
1,817,291		5.500%, due 02/01/38	1,809,366
24,695		5.500%, due 03/01/38	24,587
525,692		5.500%, due 05/01/38	523,400
949,464		5.500%, due 06/01/38	945,323
31,915,050		5.500%, due 08/01/38	31,775,875
3,000,000		5.500%, due 09/01/38	2,986,917
4,937		6.000%, due 10/01/17	5,029
39,406		6.000%, due 02/01/22	40,241
655,921		6.000%, due 03/01/23	669,113
30,697		6.000%, due 10/01/37	31,123
12,901,286		6.000%, due 12/01/37	13,074,219
166,953		6.000%, due 06/01/38	169,191
			96,750,463
		Federal National Mortgage Association##: 65.3%
1,060,241		3.267%, due 07/25/37	973,077
127,609		3.327%, due 03/25/34	123,213
6,704		3.500%, due 02/01/20	6,933
947,211		3.883%, due 02/01/33	953,831
322,075		4.278%, due 10/01/44	321,237
1,547,908		4.503%, due 11/01/34	1,560,400
1,092,202		4.721%, due 09/01/35	1,116,442
457,555		4.803%, due 08/01/35	462,506
900,000	L	4.875%, due 06/13/18	913,918
139,427		4.875%, due 04/25/24	141,269
90,669		5.000%, due 05/01/18	90,981
745,054		5.000%, due 11/01/18	747,622
300,159		5.000%, due 02/01/19	300,256
23,660		5.000%, due 07/25/19	23,766
57,667		5.000%, due 08/01/19	57,686
208,625		5.000%, due 06/01/20	208,040
220,786		5.000%, due 07/01/20	220,167
8,890,661		5.000%, due 08/01/20	8,865,738
2,770,941		5.000%, due 09/01/20	2,763,173
2,754,212		5.000%, due 01/01/21	2,746,491
701,309		5.000%, due 07/01/21	697,809
530,145		5.000%, due 05/01/22	527,055
87,888		5.000%, due 07/01/22	87,376
333,513		5.000%, due 08/01/22	331,569
499,999		5.000%, due 05/01/23	497,035
2,402,052		5.000%, due 06/25/27	2,413,871
3,300,000	W	5.000%, due 10/15/33	3,215,952
473,471		5.000%, due 08/01/35	462,170
1,047,431		5.000%, due 02/01/36	1,022,431
14,599,121		5.000%, due 03/01/36	14,250,664
130,905		5.000%, due 05/01/37	127,671
76,844		5.000%, due 07/01/37	74,945
15,000,000	W	5.000%, due 11/15/37	14,576,942
719,049		5.001%, due 09/01/34	724,839
110,578		5.168%, due 12/01/36	110,860
74,021		5.500%, due 03/01/16	75,433
28,821		5.500%, due 04/01/21	29,101
260,763		5.500%, due 06/01/22	263,154
797,692		5.500%, due 11/01/22	805,009
936,630		5.500%, due 05/01/23	945,713

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$197,956		5.500%, due 06/01/23	$198,886
663,413		5.500%, due 09/01/23	669,431
527,409		5.500%, due 02/01/24	529,887
74,373		5.500%, due 05/01/33	74,397
32,067		5.500%, due 07/01/33	32,077
817,196		5.500%, due 11/01/33	817,463
2,000,000	W	5.500%, due 11/13/33	1,990,938
146,692		5.500%, due 12/01/33	146,740
357,253		5.500%, due 04/01/34	357,370
68,569		5.500%, due 10/01/34	68,527
595,328		5.500%, due 11/01/34	594,964
903,620		5.500%, due 12/01/34	903,068
968,028		5.500%, due 01/01/35	967,437
16,235,450		5.500%, due 02/01/35	16,225,533
130,336		5.500%, due 04/01/35	130,175
625,755		5.500%, due 05/01/35	624,982
105,700,000	W	5.500%, due 10/15/35	105,419,261
1,950,491		5.500%, due 05/01/37	1,947,056
3,332,691		5.500%, due 07/01/37	3,326,823
446,741		5.500%, due 08/01/37	445,955
927,920		5.500%, due 11/01/37	926,286
961,399		5.500%, due 12/01/37	959,706
883,264		5.500%, due 01/01/38	881,709
128,489		5.582%, due 04/01/32	131,634
13,788		5.820%, due 09/01/31	14,010
19,485		6.000%, due 04/01/17	19,942
204,018		6.000%, due 06/01/17	208,801
50,143		6.000%, due 01/01/18	51,318
28,128		6.000%, due 12/01/18	28,825
349,455		6.000%, due 04/01/22	357,011
778,865		6.000%, due 06/01/22	795,706
149,742		6.000%, due 01/01/23	152,980
5,179,768		6.000%, due 09/01/36	5,253,247
4,568,008		6.000%, due 10/01/36	4,632,808
2,481,368		6.000%, due 11/01/36	2,516,568
4,266,461		6.000%, due 07/01/37	4,326,744
437,768		6.000%, due 09/01/37	443,953
8,496,118		6.000%, due 10/01/37	8,616,163
568,906		6.000%, due 11/01/37	576,944
2,036,239		6.000%, due 12/01/37	2,065,010
61,100,000	W	6.000%, due 03/25/38	61,892,406
565,591		6.000%, due 05/01/38	573,169
659,650		6.220%, due 02/01/35	670,650
97,553		6.500%, due 03/01/17	101,413
35,062		6.500%, due 07/01/29	36,299
500,000		6.500%, due 10/01/31	512,735
465,253		6.500%, due 11/01/36	477,669
1,500,000		6.500%, due 06/17/38	1,550,133
2,565,201		7.500%, due 08/25/35	2,644,124
			300,725,278
		Government National Mortgage Association: 0.2%
36,483	C	2.888%, due 03/16/32	36,163
1,000,000	W	6.000%, due 10/01/32	1,014,844
			1,051,007
		Total U.S. Government Agency Obligations
		(Cost $396,775,062)	398,526,748
U.S. TREASURY OBLIGATIONS: 4.0%
		U.S. Treasury Bonds: 1.7%
7,400,000		4.500%, due 05/15/17	7,800,643
			7,800,643
		U.S. Treasury Notes: 1.2%
5,600,000		3.125%, due 11/30/09	5,682,253
			5,682,253
		Treasury Inflation Indexed Protected Securities(ip): 1.0%
1,200,000	L	1.750%, due 01/15/28	1,099,615
1,100,000		2.000%, due 01/15/16	1,204,706
2,100,000		2.625%, due 07/15/17	2,295,963
			4,600,284
		Total U.S. Treasury Obligations
		(Cost $18,244,692)	18,083,180
ASSET-BACKED SECURITIES: 2.7%
		Automobile Asset-Backed Securities: 0.3%
1,100,000	C	Daimler Chrysler Auto Trust, 3.417%, due 07/08/11	1,094,125
500,000	C	Daimler Chrysler Auto Trust, 3.967%, due 09/10/12	491,155
			1,585,280
		Credit Card Asset-Backed Securities: 0.9%
700,000	C	BA Credit Card Trust, 3.068%, due 04/15/13	685,127
3,700,000	C	BA Credit Card Trust, 3.688%, due 12/16/13	3,636,926
			4,322,053
		Home Equity Asset-Backed Securities: 0.1%
680,051	C	HFC Home Equity Loan Asset-Backed Certificates, 3.478%, due 01/20/34	589,210
			589,210

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

Principal Amount			Value
		Other Asset-Backed Securities: 1.2%
$137,524	C	Countrywide Asset-Backed Certificates, 3.237%, due 01/25/46	$136,352
30,974	C	Countrywide Asset-Backed Certificates, 3.257%, due 01/25/37	30,877
1,064,758	C	Countrywide Asset-Backed Certificates, 3.287%, due 10/25/37	1,016,044
2,585,862	C	Countrywide Asset-Backed Certificates, 3.387%, due 09/25/36	2,388,774
267,582	C	JPMorgan Mortgage Acquisition Corp., 3.257%, due 08/25/36	262,810
604,188	C	JPMorgan Mortgage Acquisition Corp., 3.267%, due 04/25/37	556,524
58,753	C	Long Beach Mortgage Loan Trust, 3.487%, due 10/25/34	45,246
430,990	C	Morgan Stanley Capital I, 3.257%, due 11/25/36	416,635
764,770	C	WAMU Asset-Backed Certificates, 3.257%, due 01/25/37	718,323
			5,571,585
		Total Asset-Backed Securities
		(Cost $12,611,267)	12,068,128
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.7%
406,759	C	Adjustable Rate Mortgage Trust, 4.577%, due 05/25/35	380,629
585,789	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	393,693
800,000	C	Banc of America Commercial Mortgage, Inc., 5.929%, due 05/10/45	725,821
840,354	C	Banc of America Funding Corp., 4.135%, due 05/25/35	716,433
568,282	C	Banc of America Funding Corp., 6.129%, due 01/20/47	385,433
185,172	C	Banc of America Mortgage Securities, Inc., 3.657%, due 01/25/34	177,539
653,781	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	614,692
345,168	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	312,834
4,801,925	C	Bear Stearns Adjustable Rate Mortgage Trust - A1, 4.125%, due 03/25/35	4,470,278
4,154,689	C	Bear Stearns Adjustable Rate Mortgage Trust - A2, 4.125%, due 03/25/35	3,981,808
587,392	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	577,049
1,000,212	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.071%, due 11/25/34	953,076
432,825	C	Bear Stearns Alternative-A Trust, 5.370%, due 05/25/35	368,143
255,584	C	Bear Stearns Alternative-A Trust, 5.504%, due 09/25/35	206,182
748,642	C	Bear Stearns Alternative-A Trust, 5.775%, due 11/25/36	485,626
100,000	C	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	84,070
671,429		Bear Stearns Structured Products, Inc., 4.639%, due 01/26/36	542,052
431,366		Bear Stearns Structured Products, Inc., 5.772%, due 12/26/46	346,380
815,298	C	Citigroup Mortgage Loan Trust, Inc., 4.683%, due 08/25/35	713,367
700,000	C	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	607,870
111,250	C	Countrywide Alternative Loan Trust, 3.398%, due 11/20/35	106,980
214,304	C	Countrywide Home Loan Mortgage Pass-through Trust, 3.527%, due 03/25/35	127,739
1,196,859	#, C	Countrywide Home Loan Mortgage Pass-through Trust, 3.547%, due 06/25/35	1,005,339
1,144,556	C	Countrywide Home Loan Mortgage Pass-through Trust, 4.727%, due 02/20/35	1,018,312
639,602	C	Countrywide Home Loan Mortgage Pass-through Trust, 4.797%, due 11/25/34	562,393
2,300,000	C	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	1,953,489
211,422	C	Downey Savings & Loan Association Mortgage Loan Trust, 5.205%, due 07/19/44	173,592
403,313	C	First Horizon Asset Securities, Inc., 5.357%, due 08/25/35	348,982
1,738,959	C	Freddie Mac, 4.478%, due 07/25/44	1,584,960
308,649	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	305,824
424,945	C	Greenpoint Mortgage Pass-through Certificates, 5.454%, due 10/25/33	415,009
400,000	C	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	339,029
725,709	#	GS Mortgage Securities Corp. II, 4.135%, due 03/06/20	652,200
800,000	C	GS Mortgage Securities Corp. II, 5.993%, due 08/10/45	685,067
92,362	C	GSR Mortgage Loan Trust, 4.513%, due 06/25/34	82,658
868,555	C	GSR Mortgage Loan Trust, 4.539%, due 09/25/35	743,474
5,467	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	5,351
254,185	C	Harborview Mortgage Loan Trust, 3.250%, due 05/19/35	164,451
555,839	C	Harborview Mortgage Loan Trust, 5.145%, due 07/19/35	484,504
284,980	C	Indymac Index Mortgage Loan Trust, 5.048%, due 12/25/34	232,922
300,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	256,486
800,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	690,373
2,600,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,166,911
4,300,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	3,598,097
1,618,616	C	JPMorgan Mortgage Trust, 4.766%, due 07/25/35	1,466,508
505,305	C	JPMorgan Mortgage Trust, 5.021%, due 02/25/35	440,463
207,388	C	Lehman XS Trust, 3.287%, due 07/25/46	203,832
352,443	C	MASTR Adjustable Rate Mortgages Trust, 3.788%, due 11/21/34	348,505
283,073	C	Merrill Lynch Mortgage Investors, Inc., 3.417%, due 02/25/36	230,091
445,674	C	Merrill Lynch Mortgage Investors, Inc., 5.279%, due 05/25/33	406,691
300,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	252,375
221,862	C	MLCC Mortgage Investors, Inc., 3.457%, due 11/25/35	188,698
133,012	C	MLCC Mortgage Investors, Inc., 4.207%, due 10/25/35	116,837
4,700,000	C	Morgan Stanely Capital I, 6.077%, due 06/11/49	4,079,908
672,034	C	RAAC Series, 5.000%, due 09/25/34	662,313
150,290	C	Residential Accredit Loans, Inc., 3.607%, due 03/25/33	139,634
155,108	C	Residential Asset Securitization Trust, 3.607%, due 05/25/33	141,450
29,320	C	Residential Funding Mortgage Security I, 6.500%, due 03/25/32	27,750
221,418	C	Sequoia Mortgage Trust, 3.538%, due 07/20/33	183,300
631,725	C	Sequoia Mortgage Trust, 4.256%, due 04/20/35	528,440
652,920	C	SLM Student Loan Trust, 2.790%, due 10/27/14	649,018
287,685	C	SLM Student Loan Trust, 3.100%, due 01/25/15	286,022
273,620	C	Structured Adjustable Rate Mortgage Loan Trust, 5.535%, due 08/25/35	221,680
594,514	C	Structured Asset Mortgage Investments, Inc., 3.280%, due 07/19/35	512,667
378,392	#, C	Structured Asset Securities Corp., 5.034%, due 10/25/35	320,514
1,236,819	C	Thornburg Mortgage Securities Trust, 3.327%, due 09/25/46	1,159,502
830,447	#	Wachovia Bank Commercial Mortgage Trust, 2.568%, due 06/15/20	734,317
400,000	C	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	333,779
200,342	C	Washington Mutual Mortgage Pass-through Certificates, 3.517%, due 01/25/45	133,832
477,363	C	Washington Mutual Mortgage Pass-through Certificates, 3.747%, due 12/25/27	411,290
60,516	C	Washington Mutual Mortgage Pass-through Certificates, 3.948%, due 02/27/34	57,193
28,480	C	Washington Mutual Mortgage Pass-through Certificates, 4.255%, due 08/25/42	25,483

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,070,852	C	Washington Mutual Mortgage Pass-through Certificates, 4.329%, due 07/25/46	$795,429
1,179,071	C	Washington Mutual Mortgage Pass-through Certificates, 4.329%, due 08/25/46	852,238
1,218,044	C	Wells Fargo Mortgage-Backed Securities Trust, 4.109%, due 12/25/34	1,126,772
544,682	C	Wells Fargo Mortgage-Backed Securities Trust, 4.689%, due 05/25/35	490,973
845,443	C	Wells Fargo Mortgage-Backed Securities Trust, 4.950%, due 01/25/35	766,784
512,809	C	Wells Fargo Mortgage-Backed Securities Trust, 5.511%, due 08/25/36	459,588
Total Collateralized Mortgage Obligations
(Cost $59,436,161)	53,500,993
MUNICIPAL BONDS: 0.9%
California: 0.1%
450,000	C	Orange County Sanitation District, 0.970%, due 02/01/33	371,970
371,970
Illinois: 0.3%
1,400,000	C	Chicago Transit Authority, 6.899%, due 12/01/40	1,457,904
100,000	C	Chicago Transit Authority, 6.300%, due 12/01/21	101,926
1,559,830
Lousiana: 0.0%
100,000	C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	83,166
83,166
Ohio: 0.1%
400,000	C	Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	327,808
327,808
Rhode Island: 0.0%
200,000	C	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	169,436
169,436
Texas: 0.1%
700,000	C	State of Texas, 4.750%, due 04/01/37	617,568
617,568
Wisconsin: 0.2%
155,000	C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	155,755
800,000	C	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	807,888
963,643
Total Municipal Bonds
(Cost $4,296,477)	4,093,421
OTHER BONDS: 0.6%
Foreign Government Bonds: 0.5%
600,000	#	Export-Import Bank of China, 4.875%, due 07/21/15	562,072
BRL	2,000,000	Federative Republic of Brazil, 10.250%, due 01/10/28	928,583
$250,000	Panama Government International Bond, 8.875%, due 09/30/27	303,750
71,000	Panama Government International Bond, 9.375%, due 04/01/29	88,395
BRL	900,000	Republic of Brazil, 12.500%, due 01/05/22	490,698
Total Other Bonds
(Cost $2,515,241)	2,373,498

Shares	Value
PREFERRED STOCK: 0.6%
Banks: 0.5%
3,000	Bank of America Corp.	$2,514,000
Total Preferred Stock
(Cost $3,000,000)	2,514,000

# of Contracts	Value
POSITIONS IN PURCHASED OPTIONS:
Options on Exchange-Traded Futures Contracts:
145	Put Option CME
90-Day Eurodollar Future 12/08
Strike @ $92.750-Exp 12/15/08	$906
861	Put Option CME
90-Day Eurodollar Future 12/08
Strike @ $94.625-Exp 12/15/08	123,769
510	Put Option CME
90-Day Eurodollar Future 03/09
Strike @ $93.000-Exp 03/16/09	3,188
650	Put Option LIFFE
90-Day Sterling Future 12/08
Strike @ 91.250 (GBP) - Exp 12/17/08	—
75	Put Option LIFFE
90-Day Sterling Future 12/08
Strike @ 91.500 (GBP) - Exp 12/17/08	—
180	Put Option LIFFE
90-Day Sterling Future 12/09
Strike @ 90.500 (GBP) - Exp 12/16/09	—
127,863
Foreign Currency Options:
3,000,000	Call Option OTC - Credit Suisse
USD vs JPY
Strike @ 104 - Exp 03/17/10	127,368
127,368

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

# of Contracts				Value
		Fixed Income Options:
3,000,000		Put Option OTC - Credit Suisse
		USD vs JPY
		Strike @ 104 - Exp 03/17/10		$187,170
14,000,000		Put Option OTC - Credit Suisse
		FNMA 5.000% 30-Year October TBA
		Strike @ $74.000-Exp 10/07/08		—
9,800,000		Put Option OTC - Merrill Lynch Capital Services, Inc.
		FNMA 5.500% 30-Year October TBA
		Strike @ $78.000-Exp 10/07/08		—
54,000,000		Put Option OTC - Merrill Lynch Capital Services, Inc.
		FNMA 6.000% 30-Year December TBA
		Strike @ $81.000-Exp 12/04/08		763
				187,933
		Interest Rate Swaptions:
39,000,000		Call Swaption OTC - Barclays Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.500% - Exp 02/02/09		311,804
5,300,000		Call Swaption OTC - Barclays Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.450% - Exp 08/03/09		40,008
4,900,000		Call Swaption OTC - Merrill Lynch Capital Services, Inc.
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.450% - Exp 08/03/09		36,988
24,100,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3-month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150% - Exp 12/15/08		102,017
2,100,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3-Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150% - Exp 12/15/08		8,889
11,400,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.150% - Exp 02/02/09		57,732
5,300,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.600% - Exp 07/02/09		47,483
32,600,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.450% - Exp 08/03/09		246,085
17,900,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 3.850% - Exp 08/03/09		196,590
				1,047,596
		Total Purchased Options
		(Cost $1,759,267)		1,490,760
		Total Long-Term Investments
		(Cost $695,594,061)		655,104,780

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.6%
		U.S. Treasury Bills: 1.0%
$500,000	L	1.380%, due 10/16/08		$499,693
4,000,000	L	1.520%, due 10/02/08		3,999,662
		Total U.S. Treasury Bills
		(Cost $4,499,355)		4,499,355
		Securities Lending Collateral(cc): 1.6%
7,553,010		Bank of New York Mellon Corp. Institutional Cash Reserves		7,359,211
		Total Securities Lending Collateral
		(Cost $7,553,010)		7,359,211
		Total Short-Term Investments
		(Cost $12,052,365)		11,858,566
		Total Investments in Securities
		(Cost $707,646,426)*	144.8%	$666,963,346
		Other Assets and Liabilities - Net	(44.8)	(206,488,922)
		Net Assets	100.0%	$460,474,424

	MASTR	Mortgage Asset Securitization Transaction, Inc.
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	±	Defaulted security
	BRL	Brazilian Real
	DKK	Danish Krone
	*	Cost for federal income tax purposes is $709,340,613.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,912,313
		Gross Unrealized Depreciation		(44,289,580)
		Net Unrealized Depreciation		$(42,377,267)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$7,801,612	$2,424,957
Level 2 - Other Significant Observable Inputs	657,656,233	(7,905,362)
Level 3 - Significant Unobservable Inputs	1,505,501	(408,667)
Total	$666,963,346	$(5,889,072)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$1,691,870	$(58,960)
Net purchases/sales	(8,218)	85,611
Total realized and unrealized gain (loss)	(176,720)	(438,592)
Amortization of premium/discount	(1,431)	3,274
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$1,505,501	$(408,667)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(438,591).

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate(%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	150,000	$(105,824)
Goldman Sachs International	ABX.HE.A.06-1 Index	Buy	(0.540)	07/25/45	USD	300,000	231,600
UBS AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	USD	150,000	(105,824)
Deutsche Bank AG	Bellsouth Corp. 5.200%, 09/15/14	Buy	(0.395)	09/20/14	USD	3,500,000	5,510
Morgan Stanley Capital Services Inc.	CDX.EM.3 Index	Sell	2.100	06/20/10	USD	900,000	14,598
Citibank N.A., New York	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.144	06/20/12	USD	500,000	(46,912)
Merrill Lynch International	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	1.833	06/20/12	USD	1,000,000	(104,100)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.8 Index (25-35% Tranche)	Sell	2.080	06/20/12	USD	1,000,000	(95,939)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	993,654	(36,788)
Merrill Lynch International	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	500,000	11,756
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	18,400,000	547,030
Morgan Stanley Capital Services Inc.	CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.460	12/20/15	USD	1,400,000	(272,905)
Goldman Sachs International	CDX.NA.IG.7 Index	Sell	0.650	12/20/16	USD	12,900,000	(900,161)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	3,000,000	34,131
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.555	12/20/17	USD	2,600,000	3,010
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	700,000	405
Barclays Bank PLC	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	900,000	9,976
Credit Suisse International	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	1,900,000	18,342
Deutsche Bank AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	36,000,000	401,489
Goldman Sachs International	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	8,700,000	159,633
Morgan Stanley Capital Services Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	27,000,000	320,310
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	1,000,000	4,312
The Royal Bank of Scotland PLC	CIT Group 7.750%, 04/02/12	Sell	5.170	03/20/13	USD	800,000	(246,034)
Barclays Bank PLC	CitiFinancial 6.625%, 06/01/15	Buy	(0.145)	06/20/15	USD	400,000	55,679
Morgan Stanley Capital Services Inc.	CMBX-NA-AAA 3 Index	Sell	0.080	12/13/49	USD	1,100,000	69,004
Morgan Stanley Capital Services Inc.	CVS Corp. 5.750%, 08/15/11	Buy	(0.235)	09/20/11	USD	2,800,000	16,958
Barclays Bank PLC	Federal Home Loan Mortgage Corp. 5.080%, 02/07/19	Sell	0.720	03/20/13	USD	1,100,000	(29,333)
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	USD	100,000	(39,140)
Barclays Bank PLC	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	USD	1,300,000	(124,541)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	USD	500,000	(39,466)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.480	02/20/13	USD	2,300,000	(156,643)
HSBC Bank USA, N.A.	GAZ Capital (GAZPROM) LPN 9.625%, 03/01/13	Sell	0.970	11/20/08	USD	600,000	(1,978)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	USD	1,200,000	(132,231)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	USD	1,200,000	(196,087)
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.050	03/20/10	USD	600,000	(39,827)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.500	09/20/11	USD	200,000	(20,680)
BNP Paribas	General Motors Corp. 7.125%, 07/15/13	Sell	4.800	12/20/12	USD	100,000	(51,774)
Citibank N.A., New York	General Motors Corp. 7.125%, 07/15/13	Sell	4.600	12/20/12	USD	100,000	(52,112)
Deutsche Bank AG	General Motors Corp. 7.125%, 07/15/13	Sell	4.500	12/20/12	USD	100,000	(52,280)
Goldman Sachs International	General Motors Corp. 7.125%, 07/15/13	Sell	9.050	03/20/13	USD	700,000	(315,471)
Goldman Sachs International	General Motors Corp. 7.125%, 07/15/13	Sell	8.900	03/20/13	USD	700,000	(317,273)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	USD	200,000	(117,036)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	4.000	09/20/12	USD	1,900,000	(1,095,473)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	1.850	09/20/09	USD	1,000,000	(362,061)
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	1,200,000	112,976
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	4,500,000	439,814
Barclays Bank PLC	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	0.190	09/20/08	USD	1,900,000	(1,515,949)
The Royal Bank of Scotland PLC	Lehman Brothers Hldgs. 6.625%, 01/18/12	Sell	0.300	09/20/08	USD	1,300,000	(1,037,228)
Citibank N.A., New York	Noble Corp. 5.875%, 06/01/13	Buy	(0.520)	06/20/12	USD	1,000,000	9,651
UBS AG	Nordstrom Inc. 6.950%, 03/15/28	Buy	(0.370)	06/20/17	USD	1,100,000	87,510
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.400	12/20/08	USD	200,000	(251)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875%, 01/15/30	Buy	(2.200)	10/20/10	USD	100,000	(965)
Deutsche Bank AG	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	USD	600,000	(16,905)
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.100	06/20/09	USD	100,000	(7,497)
BNP Paribas	SLM Corp. 5.125%, 08/27/12	Sell	5.150	03/20/09	USD	1,400,000	(70,635)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	USD	700,000	(184,605)
Barclays Bank PLC	Ukraine Government 7.650%, 06/11/13	Sell	0.710	12/20/08	USD	100,000	(1,013)
Deutsche Bank AG	Ukraine Government 7.650%, 06/11/13	Sell	0.720	12/20/08	USD	100,000	(1,011)
UBS AG	Wachovia Corp. 3.625%, 02/17/09	Sell	1.240	03/20/13	USD	1,200,000	(140,202)
Citibank N.A., New York	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(1.000)	06/20/17	USD	1,100,000	68,053
							$(5,412,407)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 194,000	BUY	10/30/08	161,214	153,184	$(8,030)
Brazilian Real
BRL 4,270,672	BUY	12/2/08	2,297,913	2,214,885	(83,028)
Brazilian Real
BRL 15,219,656	BUY	12/2/08	8,892,583	7,893,322	(999,261)
Chilean Peso
CLP 45,500,000	BUY	12/10/08	93,882	81,984	(11,898)
Chinese Yuan
CNY 781,195	BUY	11/13/08	115,000	113,247	(1,753)
Chinese Yuan
CNY 631,470	BUY	11/13/08	93,000	91,542	(1,458)
Chinese Yuan
CNY 1,115,200	BUY	11/13/08	164,000	161,666	(2,334)
Chinese Yuan
CNY 1,657,736	BUY	11/13/08	244,000	240,316	(3,684)
Chinese Yuan
CNY 1,243,394	BUY	11/13/08	183,000	180,250	(2,750)
Chinese Yuan
CNY 584,241	BUY	11/13/08	86,000	84,695	(1,305)
Chinese Yuan
CNY 732,456	BUY	11/13/08	108,000	106,181	(1,819)
Chinese Yuan
CNY 583,897	BUY	11/13/08	86,000	84,645	(1,355)
Chinese Yuan
CNY 1,004,032	BUY	11/13/08	148,000	145,551	(2,449)
Chinese Yuan
CNY 1,559,085	BUY	7/15/09	242,000	224,571	(17,429)
Chinese Yuan
CNY 3,412,695	BUY	7/15/09	529,100	491,566	(37,534)
Chinese Yuan
CNY 1,217,933	BUY	7/15/09	188,900	175,431	(13,469)
Chinese Yuan
CNY 1,208,652	BUY	7/15/09	188,000	174,095	(13,905)
Chinese Yuan
CNY 1,813,006	BUY	7/15/09	282,000	261,146	(20,854)
Chinese Yuan
CNY 346,464	BUY	7/15/09	54,000	49,905	(4,095)
Chinese Yuan
CNY 346,572	BUY	7/15/09	54,000	49,920	(4,080)
Chinese Yuan
CNY 1,219,040	BUY	7/15/09	190,000	175,591	(14,409)
Chinese Yuan
CNY 3,268,254	BUY	7/15/09	506,000	470,760	(35,240)
Chinese Yuan
CNY 1,051,024	BUY	7/15/09	163,000	151,390	(11,610)
Chinese Yuan
CNY 3,395,184	BUY	7/15/09	520,000	489,043	(30,957)
Chinese Yuan
CNY 2,817,575	BUY	7/15/09	430,000	405,844	(24,156)
Chinese Yuan
CNY 1,503,280	BUY	7/15/09	230,000	216,533	(13,467)
EU Euro
EUR 856,000	BUY	10/3/08	1,264,569	1,205,458	(59,111)
EU Euro
EUR 79,000	BUY	10/3/08	116,367	111,251	(5,116)
EU Euro
EUR 79,000	BUY	10/3/08	116,695	111,251	(5,444)
EU Euro
EUR 79,000	BUY	10/3/08	116,391	111,251	(5,140)
EU Euro
EUR 63,000	BUY	10/3/08	93,164	88,719	(4,445)
EU Euro
EUR 79,000	BUY	10/3/08	116,498	111,251	(5,247)
EU Euro
EUR 158,000	BUY	10/3/08	232,585	222,503	(10,082)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 1,357,000	BUY	10/3/08	2,520,200	2,413,124	$(107,076)
British Pound
GBP 329,000	BUY	10/3/08	609,061	585,054	(24,007)
British Pound
GBP 136,700	BUY	10/3/08	253,430	243,091	(10,339)
British Pound
GBP 132,000	BUY	10/3/08	243,742	234,733	(9,009)
Indonesian Rupiah
IDR 951,000,000	BUY	10/29/08	100,000	100,437	437
Indonesian Rupiah
IDR 1,450,400,000	BUY	10/29/08	152,353	153,180	827
Indian Rupee
INR 8,216,400	BUY	11/12/08	205,000	174,923	(30,077)
Indian Rupee
INR 10,502,450	BUY	11/12/08	259,000	223,592	(35,408)
Indian Rupee
INR 3,654,192	BUY	11/12/08	90,138	77,796	(12,342)
Indian Rupee
INR 4,140,144	BUY	11/12/08	101,974	88,141	(13,833)
Indian Rupee
INR 8,740,000	BUY	11/12/08	204,206	186,070	(18,136)
Indian Rupee
INR 11,521,990	BUY	11/12/08	269,331	245,297	(24,034)
Mexican Peso
MXN 91,000	BUY	11/19/08	8,651	8,267	(384)
Mexican Peso
MXN 91,000	BUY	11/19/08	8,658	8,267	(391)
Mexican Peso
MXN 91,000	BUY	11/19/08	8,654	8,267	(387)
Mexican Peso
MXN 50,591	BUY	11/19/08	4,958	4,596	(362)
Malaysian Ringgit
MYR 1,515,259	BUY	11/12/08	472,043	442,077	(29,966)
Malaysian Ringgit
MYR 414,016	BUY	11/12/08	128,000	120,789	(7,211)
Malaysian Ringgit
MYR 409,512	BUY	11/12/08	127,000	119,475	(7,525)
Malaysian Ringgit
MYR 410,655	BUY	11/12/08	127,000	119,808	(7,192)
Malaysian Ringgit
MYR 368,790	BUY	11/12/08	114,000	107,594	(6,406)
Malaysian Ringgit
MYR 410,058	BUY	11/12/08	127,000	119,634	(7,366)
Malaysian Ringgit
MYR 429,140	BUY	11/12/08	132,655	125,202	(7,453)
Malaysian Ringgit
MYR 321,940	BUY	11/12/08	99,472	93,926	(5,546)
Malaysian Ringgit
MYR 245,741	BUY	11/12/08	75,457	71,695	(3,762)
Malaysian Ringgit
MYR 1,866,464	BUY	2/12/09	584,000	547,311	(36,689)
Norwegian Krone
NOK 5,192,000	BUY	12/9/08	923,778	879,839	(43,939)
New Zealand Dollar
NZD 487,884	BUY	10/9/08	341,328	326,093	(15,235)
New Zealand Dollar
NZD 273,000	BUY	10/30/08	186,732	181,979	(4,753)
Philippine Peso
PHP 19,000,000	BUY	11/12/08	430,254	403,972	(26,282)
Philippine Peso
PHP 19,600,000	BUY	11/12/08	440,449	416,729	(23,720)
Philippine Peso
PHP 1,200,000	BUY	2/6/09	26,613	25,485	(1,128)
Philippine Peso
PHP 1,300,000	BUY	2/6/09	28,844	27,608	(1,236)
Philippine Peso
PHP 1,100,000	BUY	2/6/09	24,444	23,361	(1,083)
Philippine Peso
PHP 4,190,000	BUY	2/6/09	93,715	88,984	(4,731)
Philippine Peso
PHP 1,700,000	BUY	2/6/09	38,349	36,103	(2,246)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Philippine Peso
PHP 1,700,000	BUY	2/6/09	38,375	36,103	$(2,272)
Philippine Peso
PHP 2,200,000	BUY	2/6/09	49,684	46,722	(2,962)
Philippine Peso
PHP 2,800,000	BUY	2/6/09	63,177	59,464	(3,713)
Philippine Peso
PHP 2,200,000	BUY	2/6/09	49,184	46,722	(2,462)
Philippine Peso
PHP 1,100,000	BUY	2/6/09	24,543	23,361	(1,182)
Philippine Peso
PHP 1,100,000	BUY	2/6/09	24,455	23,361	(1,094)
Philippine Peso
PHP 1,100,000	BUY	2/6/09	24,369	23,361	(1,008)
Philippine Peso
PHP 2,200,000	BUY	2/6/09	48,748	46,722	(2,026)
Philippine Peso
PHP 1,100,000	BUY	2/6/09	24,358	23,361	(997)
Philippine Peso
PHP 1,100,000	BUY	2/6/09	24,344	23,361	(983)
Philippine Peso
PHP 1,100,000	BUY	2/6/09	24,096	23,361	(735)
Philippine Peso
PHP 2,212,990	BUY	2/6/09	48,297	46,998	(1,299)
Philippine Peso
PHP 1,100,000	BUY	12/24/10	24,576	23,340	(1,236)
Russian Ruble
RUB 20,907,000	BUY	11/19/08	842,854	809,323	(33,531)
Russian Ruble
RUB 15,941,178	BUY	5/6/09	660,000	608,304	(51,696)
Russian Ruble
RUB 4,965,822	BUY	5/6/09	207,601	189,492	(18,109)
Singapore Dollar
SGD 1,220,684	BUY	11/21/08	869,000	851,416	(17,584)
Singapore Dollar
SGD 1,250,633	BUY	11/21/08	889,908	872,305	(17,603)
Singapore Dollar
SGD 774,402	BUY	11/21/08	570,000	540,138	(29,862)
Singapore Dollar
SGD 774,687	BUY	11/21/08	570,000	540,337	(29,663)
Singapore Dollar
SGD 820,680	BUY	11/21/08	600,000	572,417	(27,583)
Singapore Dollar
SGD 800,917	BUY	11/21/08	584,760	558,632	(26,128)
Singapore Dollar
SGD 230,911	BUY	11/21/08	170,000	161,058	(8,942)
Taiwan New Dollar
TWD 500,000	BUY	2/9/09	16,351	15,562	(789)
Taiwan New Dollar
TWD 500,000	BUY	2/9/09	16,340	15,562	(778)
Taiwan New Dollar
TWD 298,991	BUY	2/9/09	9,664	9,306	(358)
Taiwan New Dollar
TWD 500,000	BUY	2/9/09	16,176	15,562	(614)
South African Rand
ZAR 438,000	BUY	12/10/08	52,010	52,040	30
					$(2,270,083)
Australian Dollar
AUD 194,000	SELL	10/30/08	152,562	153,184	$(622)
Brazilian Real
BRL 576,480	SELL	12/2/08	320,000	298,978	21,022
Brazilian Real
BRL 1,025,430	SELL	12/2/08	570,000	531,816	38,184
Brazilian Real
BRL 393,932	SELL	12/2/08	221,000	204,304	16,696
Brazilian Real
BRL 132,012	SELL	12/2/08	72,000	68,465	3,535
Brazilian Real
BRL 1,124,439	SELL	12/2/08	616,300	583,164	33,136
Brazilian Real
BRL 1,123,823	SELL	12/2/08	616,300	582,845	33,455

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Brazilian Real
BRL 1,124,622	SELL	12/2/08	616,400	583,259	$33,141
Brazilian Real
BRL 1,135,772	SELL	12/2/08	622,000	589,042	32,958
Brazilian Real
BRL 1,999,282	SELL	12/2/08	1,097,000	1,036,882	60,118
Brazilian Real
BRL 8,837	SELL	12/2/08	5,400	4,583	817
Brazilian Real
BRL 8,453	SELL	12/2/08	5,200	4,384	816
Brazilian Real
BRL 1,921,004	SELL	12/2/08	1,145,500	996,284	149,216
Brazilian Real
BRL 1,921,576	SELL	12/2/08	1,145,500	996,581	148,919
Brazilian Real
BRL 265,290	SELL	12/2/08	148,000	137,587	10,413
Brazilian Real
BRL 237,967	SELL	12/2/08	130,500	123,416	7,084
Brazilian Real
BRL 238,228	SELL	12/2/08	130,500	123,551	6,949
Brazilian Real
BRL 992,180	SELL	12/2/08	533,000	514,571	18,429
Brazilian Real
BRL 321,141	SELL	12/2/08	167,000	166,552	448
Brazilian Real
BRL 159,318	SELL	12/2/08	83,000	82,627	373
Brazilian Real
BRL 159,526	SELL	12/2/08	83,000	82,734	266
Danish Krone
DKK 17,299,000	SELL	12/9/08	3,341,511	3,276,454	65,057
EU Euro
EUR 7,921,000	SELL	10/3/08	11,593,968	11,154,714	439,254
British Pound
GBP 7,650,000	SELL	11/3/08	13,897,755	13,634,225	263,530
Indian Rupee
INR 5,774,580	SELL	11/12/08	126,000	122,938	3,062
Indian Rupee
INR 2,473,740	SELL	11/12/08	54,000	52,665	1,335
Japanese Yen
JPY 82,201,000	SELL	10/20/08	760,437	775,511	(15,074)
Mexican Peso
MXN 323,591	SELL	11/19/08	31,473	29,396	2,077
New Zealand Dollar
NZD 273,000	SELL	10/30/08	177,771	181,979	(4,208)
Philippine Peso
PHP 1,100,000	SELL	12/24/10	22,760	23,340	(580)
Russian Ruble
RUB 20,907,000	SELL	11/19/08	884,578	809,323	75,255
Russian Ruble
RUB 20,907,000	SELL	5/6/09	860,778	797,796	62,982
Singapore Dollar
SGD 235,466	SELL	11/19/08	164,489	164,220	269
Singapore Dollar
SGD 235,466	SELL	11/19/08	164,489	164,220	269
Singapore Dollar
SGD 235,523	SELL	11/21/08	164,489	164,275	214
Singapore Dollar
SGD 235,416	SELL	11/21/08	164,489	164,201	288
South African Rand
ZAR 438,000	SELL	12/10/08	54,946	52,040	2,906
					$1,511,989

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on September 30, 2008

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	37	12/15/08	$30,863
3-Month Euro Euribor	25	03/16/09	81,071
3-Month Euro Euribor	15	06/15/09	58,828
90-Day Eurodollar	726	12/15/08	157,901
90-Day Eurodollar	340	03/16/09	85,334
90-Day Eurodollar	330	06/15/09	181,617
90-Day Eurodollar	227	09/14/09	204,306
90-Day Eurodollar	190	12/14/09	223,789
90-Day Eurodollar	141	03/15/10	256,090
90-Day Eurodollar	5	06/14/10	1,411
90-Day Eurodollar	5	09/13/10	1,497
90-Day Sterling	247	12/17/08	(31,986)
90-Day Sterling	437	03/18/09	962,978
90-Day Sterling	217	06/17/09	529,839
90-Day Sterling	13	12/16/09	(390)
U.S. Treasury 10-Year Note	257	12/19/08	(318,191)
			$2,424,957

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2008:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.710% Pay a floating rate based on USD 3-month USD-LIBOR. Counterparty: BNP Paribas	02/05/09	USD	2,000,000	$(21,141)

Receive a fixed rate based on YTM of 2-year US Treasury Note plus 0.7625%. Pay a floating rate based on USD 3-month USD-LIBOR. Counterparty: BNP Paribas	02/05/09	USD	3,900,000	(40,354)

Receive, if positive, 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Pay, if negative, the absolute value of 600,000 x (30-day USD-constant maturity mortgage rate - 5.0)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	02/20/09	USD	1,400,000	(35,362)

Receive, if positive, 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Pay, if negative, the absolute value of 1,000,000 x (30-day USD-constant maturity mortgage rate - 5.5)% x 10,000 Counterparty: Merrill Lynch Capital Services, Inc.	05/21/09	USD	1,700,000	(15,459)

Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD	5,200,000	(9,237)

Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	06/15/09	NZD	21,000,000	(16,328)

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	06/19/09	GBP	7,400,000	39,150

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP	2,100,000	10,599

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/09	GBP	800,000	16,251

Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	1,200,000	(6,826)

Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG	01/04/10	BRL	1,200,000	(6,633)

Receive a fixed rate equal to 7.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/10	AUD	1,000,000	12,290

Receive a fixed rate equal to 7.000% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	06/15/10	AUD	13,600,000	47,353

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	06/17/10	USD	5,000,000	$47,020

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/10	USD	6,700,000	61,070

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	900,000	13,311

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	12/16/10	USD	1,100,000	1,913

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	12/17/10	USD	4,700,000	40,837

Receive a fixed rate equal to 7.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG	03/15/11	AUD	6,100,000	84,233

Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,100,000	(46,829)

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,900,000	(28,920)

Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	400,000	2,389

Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/02/12	BRL	2,500,000	(74,767)

Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	1,000,000	(39,780)

Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	300,000	(12,379)

Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	300,000	(12,855)

Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	300,000	(12,554)

Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	200,000	(8,159)

Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	500,000	(20,596)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	500,000	$(21,939)

Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	300,000	(12,445)

Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD	800,000	7,281

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/17/13	GBP	200,000	(4,491)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	1,200,000	(28,224)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	900,000	7,598

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	1,300,000	—

Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	3,600,000	—

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	03/18/14	GBP	300,000	3,714

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	03/18/14	GBP	600,000	7,778

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	5,700,000	2,411

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Barclays Bank PLC	12/17/18	USD	6,900,000	(100,303)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/17/18	USD	400,000	156

Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.500% Counterparty: Deutsche Bank AG, Frankfurt	03/20/18	AUD	1,100,000	3,318

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/18	USD	100,000	50

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	12/17/23	USD	2,800,000	(62,476)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Barclays Bank PLC	12/17/28	USD	27,000,000	(2,082,103)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/28	USD	2,700,000	$(140,535)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/28	USD	700,000	(39,399)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/35	GBP	1,100,000	43,123

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG, Frankfurt	12/15/35	GBP	2,900,000	46,067

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/35	GBP	4,900,000	132,555

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	06/12/36	GBP	600,000	(15,591)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/36	GBP	500,000	(74,704)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: The Royal Bank of Scotland PLC	12/15/36	GBP	100,000	(15,651)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/19/37	GBP	100,000	(19,263)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/17/38	USD	5,600,000	(409,914)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	12/17/38	USD	2,000,000	(163,550)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/38	USD	900,000	(73,526)
				$(3,041,828)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

ING PIMCO Total Return Portfolio Written Options Open on September 30, 2008:

Options on Exchange-Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premium Received	Value
Call Option CBOT
US Treasury 10-Year Note Future 12/08	USD	119	11/21/08	40	$22,350	$(24,375)
Put Option CBOT
US Treasury 10-Year Note Future 12/08	USD	113	11/21/08	40	22,603	(51,250)
					$44,953	$(75,625)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

ING PIMCO Total Return Portfolio Written Options Open on September 30, 2008 (continued):

Interest Rate Swaptions

			Pay/Receive	Exercise	Expiration	Notional		Premium
Description	Counterparty	Floating Rate Index	Floating	Rate	Date	Amount		Received	Value

Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-month USD-LIBOR	Receive	4.300%	02/02/09	USD	14,300,000	$337,295	$(312,324)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD LIBOR	Receive	4.600%	02/02/09	USD	1,800,000	57,780	(56,166)
Call - OTC Interest Rate Swap	Barclays Bank PLC, London	3-Month USD-LIBOR	Receive	4.150%	08/03/09	USD	2,300,000	57,730	(47,180)
Call - OTC Interest Rate Swap	Merrill Lynch Capital Services, Inc.	3-Month USD-LIBOR	Receive	4.400%	08/03/09	USD	1,600,000	52,800	(44,899)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	8,100,000	205,975	(153,342)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.300%	12/15/08	USD	700,000	18,900	(13,252)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.250%	02/02/09	USD	3,800,000	114,570	(76,091)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.200%	07/02/09	USD	2,300,000	50,830	(49,632)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.400%	08/03/09	USD	10,900,000	357,008	(305,875)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.550%	08/03/09	USD	6,000,000	183,707	(195,420)

								$1,436,595	$(1,254,181)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2008 (continued)

The following sales commitment was held by PIMCO Total Return at September 30, 2008:

Principal Amount		Description	Market Value
$(500,000)	W	Federal Home Loan Mortgage Corp., 6.000%, due 03/25/38	$(506,485)
(3,400,000)	W	United States Treasury Note, 2.000%, due 02/28/10	(3,403,720)
(4,900,000)	W	United States Treasury Note, 2.125%, due 01/31/10	(4,914,930)
(3,000,000)	W	United States Treasury Note, 2.125%, due 04/30/10	(3,015,237)
(15,000,000)	W	United States Treasury Note, 2.875%, due 01/31/13	(15,043,365)
(2,800,000)	W	United States Treasury Note, 3.125%, due 11/30/09	(2,841,126)
(1,800,000)	W	United States Treasury Note, 3.250%, due 01/31/09	(1,830,377)
(1,600,000)	W	United States Treasury Note, 3.500%, due 02/15/10	(1,636,251)
(7,400,000)	W	United States Treasury Note, 4.500%, due 05/15/17	(7,800,643)

		Total sales commitments
		(Cost $40,965,468)	$(40,992,134)

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 11.0%
		Aerospace/Defense: 0.4%
56,900	@	BE Aerospace, Inc.	$900,727
			900,727
		Auto Parts & Equipment: 0.1%
16,900	@	Commercial Vehicle Group, Inc.	120,159
			120,159
		Biotechnology: 0.2%
3,822	@	Bio-Rad Laboratories, Inc.	378,837
			378,837
		Building Materials: 0.5%
13,600		Lennox International, Inc.	452,472
11,600		Texas Industries, Inc.	473,976
			926,448
		Commercial Services: 0.4%
93,629		Service Corp. International	782,738
			782,738
		Electric: 0.8%
49,000	@	NRG Energy, Inc.	1,212,750
11,600		Public Service Enterprise Group, Inc.	380,364
			1,593,114
		Electrical Components & Equipment: 0.3%
14,300	@	General Cable Corp.	509,509
			509,509
		Electronics: 1.8%
10,000	@	Itron, Inc.	885,300
15,900	@	Thermo Electron Corp.	874,500
30,900		Tyco Electronics Ltd.	854,694
17,600	@	Waters Corp.	1,023,968
			3,638,462
		Entertainment: 1.0%
7,330		Cinemark Holdings, Inc.	99,688
57,600		International Game Technology	989,568
35,390	@	Scientific Games Corp.	814,678
			1,903,934
		Gas: 0.4%
15,400		Sempra Energy	777,238
			777,238
		Healthcare - Products: 0.4%
13,800	@	Inverness Medical Innovations, Inc.	414,000
17,141	@	Thoratec Corp.	449,951
			863,951
		Healthcare - Services: 0.5%
14,800		Cigna Corp.	502,904
17,500		UnitedHealth Group, Inc.	444,325
			947,229
		Media: 0.3%
19,600		McGraw-Hill Cos., Inc.	619,556
			619,556
		Mining: 0.9%
6,000		Barrick Gold Corp.	220,440
13,628		Freeport-McMoRan Copper & Gold, Inc.	774,752
138,576	@	Polymet Mining Corp.	304,867
37,500		Titanium Metals Corp.	425,250
			1,725,309
		Miscellaneous Manufacturing: 1.0%
17,100		Cooper Industries Ltd.	683,145
14,728	@	ESCO Technologies, Inc.	709,448
11,600		ITT Corp.	645,076
			2,037,669
		Oil & Gas: 0.7%
15,900		Marathon Oil Corp.	633,933
10,000		Questar Corp.	409,200
17,641	@	SandRidge Energy, Inc.	345,764
			1,388,897
		Retail: 0.2%
15,000		JC Penney Co., Inc.	500,100
			500,100
		Telecommunications: 1.1%
26,400	@	CommScope, Inc.	914,496
11,651	@	General Communication, Inc.	107,888
17,865	@	PAETEC Holding Corp.	38,410
101,700		Windstream Corp.	1,112,598
			2,173,392
		Total Common Stock
		(Cost $24,255,669)	21,787,269

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Mortgage: 0.5%
80,300		Annaly Capital Management, Inc.	$1,080,035
		Total Real Estate Investment Trusts
		(Cost $1,199,228)	1,080,035
PREFERRED STOCK: 2.1%
		Banks: 0.3%
660		Bank of America Corp.	553,080
			553,080
		Diversified Financial Services: 0.2%
10,000		Legg Mason, Inc.	350,000
			350,000
		Electric: 0.4%
10,700		CMS Energy Corp.	699,513
			699,513
		Electrical Components & Equipment: 0.2%
2,200	P	General Cable Corp.	415,663
			415,663
		Healthcare - Products: 0.3%
3,001		Inverness Medical Innovations, Inc.	570,283
			570,283
		Media: 0.0%
2	&, P, I	ION Media Networks, Inc.	14,017
			14,017
		Mining: 0.2%
345		Freeport-McMoRan Copper & Gold, Inc.	457,643
			457,643
		Oil & Gas: 0.4%
13,600		Petroquest Energy, Inc.	774,384
			774,384
		Savings & Loans: 0.1%
10,000		Sovereign Capital Trust	229,500
			229,500
		Total Preferred Stock
		(Cost $5,093,754)	4,064,083
WARRANTS: 0.0%
		Building Materials: 0.0%
195	#, I	Dayton Superior Corp.	2
			2
		Stock Funds: 0.0%
48	I	Sirius XM Radio, Inc.	13
			13
		Telecommunications: 0.0%
218	#	NTELOS, Inc. - CW10	—
			—
		Total Warrants
		(Cost $6,440)	15

Principal Amount			Value
CONVERTIBLE BONDS: 7.9%
		Advertising: 0.4%
$865,000	#, C	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$804,450
			804,450
		Distribution/Wholesale: 1.0%
2,615,000	C	WESCO International, Inc., 1.750%, due 11/15/26	2,042,969
			2,042,969
		Electrical Components & Equipment: 0.4%
910,000		General Electric Capital Corp., 1.000%, due 10/15/12	705,250
			705,250
		Electronics: 0.4%
1,000,000	#	Newport Corp., 2.500%, due 02/15/12	792,500
			792,500
		Energy - Alternate Sources: 0.1%
465,000	#, C	Diversa Corp., 5.500%, due 04/01/27	162,750
			162,750
		Entertainment: 0.6%
555,000		Macrovision Corp., 2.625%, due 08/15/11	453,019
800,000	C	Shuffle Master, Inc., 1.250%, due 04/15/24	780,000
			1,233,019
		Healthcare - Products: 0.0%
35,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	28,963
			28,963
		Oil & Gas: 0.4%
1,185,000	#, C	Hercules Offshore, LLC, 3.375%, due 06/01/38	885,788
			885,788

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Pharmaceuticals: 1.9%
$525,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	$748,781
390,000	C	EPIX Pharmaceuticals, Inc., 3.000%, due 06/15/24	238,875
690,000		MannKind Corp., 3.750%, due 12/15/13	377,775
3,510,000	C	Omnicare, Inc., 3.250%, due 12/15/35	2,316,600
			3,682,031
		Real Estate: 1.3%
1,200,000	#, C	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	1,251,000
2,065,000	#, C	General Growth Properties, Inc., 3.980%, due 04/15/27	1,239,000
			2,490,000
		Telecommunications: 0.5%
500,000	#	Anixter International, Inc., 1.000%, due 02/15/13	528,125
1,070,000	C	Nortel Networks Corp., 2.125%, due 04/15/14	517,613
			1,045,738
		Transportation: 0.7%
940,000		Horizon Lines, Inc., 4.250%, due 08/15/12	713,225
685,000	C	YRC Worldwide, Inc., 5.000%, due 08/08/23	589,100
			1,302,325
		Trucking & Leasing: 0.2%
525,000	C	Greenbrier Cos., Inc., 2.375%, due 05/15/26	340,594
			340,594
		Total Convertible Bonds
		(Cost $17,713,558)	15,516,377
CORPORATE BONDS/NOTES: 74.0%
		Advertising: 1.0%
1,830,000	C	Interpublic Group of Cos., Inc., 7.250%, due 08/15/11	1,747,650
185,000	C	Visant Corp., 7.625%, due 10/01/12	170,663
			1,918,313
		Aerospace/Defense: 3.4%
250,000	C	BE Aerospace, Inc., 8.500%, due 07/01/18	243,125
3,815,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	3,795,925
295,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	309,750
2,500,000	C	Esterline Technologies Corp., 7.750%, due 06/15/13	2,462,500
			6,811,300
		Agriculture: 0.5%
765,000	C	Alliance One International, Inc., 8.500%, due 05/15/12	711,450
270,000	C	Alliance One International, Inc., 11.000%, due 05/15/12	265,950
			977,400
		Airlines: 0.2%
390,000	C	AMR Corp., 8.608%, due 04/01/11	321,750
			321,750
		Auto Manufacturers: 0.1%
555,000	C	General Motors Corp., 8.375%, due 07/15/33	224,775
			224,775
		Auto Parts & Equipment: 2.3%
260,000	C	Accuride Corp., 8.500%, due 02/01/15	166,400
1,065,000	&, #, C	Allison Transmission, Inc., 11.250%, due 11/01/15	878,625
380,000	C	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	307,800
345,000	C	Cooper Standard Automotive, Inc., 8.375%, due 12/15/14	219,075
1,600,000	C	Lear Corp., 8.750%, due 12/01/16	1,120,000
915,000	C	Tenneco, Inc., 8.625%, due 11/15/14	732,000
1,000,000	C	Titan International, Inc., 8.000%, due 01/15/12	975,000
220,000	C	United Components, Inc., 9.375%, due 06/15/13	183,700
			4,582,600
		Banks: 0.3%
140,000	C	BAC Capital Trust VI, 5.625%, due 03/08/35	107,226
306,000	C	Bank of America Corp., 8.000%, due 01/30/18	242,677
287,000	C, I	National City Preferred Capital Trust I, 12.000%, due 12/29/49	100,222
187,000	C	Wachovia Corp., 7.980%, due 02/08/49	78,258
			528,383
		Beverages: 0.1%
175,000	C	Constellation Brands, Inc., 8.375%, due 12/15/14	174,125
			174,125
		Biotechnology: 0.6%
1,200,000	C	Bio-Rad Laboratories, Inc., 6.125%, due 12/15/14	1,122,000
			1,122,000
		Building Materials: 1.0%
1,335,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	1,328,325
400,000	#, C	Nortek, Inc., 10.000%, due 12/01/13	354,000
290,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	253,750
			1,936,075
		Chemicals: 3.1%
1,000,000		Arco Chemical Co., 9.800%, due 02/01/20	605,000
2,000,000	C	Georgia Gulf Corp., 9.500%, due 10/15/14	1,240,000
1,500,000	C	Georgia Gulf Corp., 10.750%, due 10/15/16	682,500
625,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	540,625
320,000	#, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	174,400
2,050,000		Millennium America, Inc., 7.625%, due 11/15/26	830,250
1,250,000	C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,118,750
1,200,000	C	Nova Chemicals Ltd., 7.875%, due 09/15/25	906,000
			6,097,525

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Coal: 0.6%
$1,205,000	C	Massey Energy Co., 6.875%, due 12/15/13	$1,096,550
			1,096,550
		Commercial Services: 2.2%
242,000		ACE Cash Express, Inc., 5.984%, due 10/05/13	191,180
630,000	#, C	Ceridian Corp., 11.250%, due 11/15/15	521,325
500,000	&, #, C	Ceridian Corp., 12.250%, due 11/15/15	408,750
310,000		Hudson Product Corp., Discount Note, due 08/27/15	299,150
342,895		NCO Group, Inc., 5.801%, due 05/15/13	320,607
1,350,000	C	NCO Group, Inc., 7.679%, due 11/15/13	1,107,000
350,000	C	NCO Group, Inc., 11.875%, due 11/15/14	287,000
210,000	C	Sheridan Group, Inc., 10.250%, due 08/15/11	187,950
1,130,000	#, C	Ticketmaster, 10.750%, due 08/01/16	1,067,850
			4,390,812
		Computers: 0.4%
345,000	C	Activant Solutions, Inc., 9.500%, due 05/01/16	257,025
406,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	367,430
190,000	C	SunGard Data Systems, Inc., 10.250%, due 08/15/15	165,775
			790,230
		Distribution/Wholesale: 1.2%
750,000	C	Intcomex, Inc., 11.750%, due 01/15/11	676,875
2,130,000	C	Wesco Distribution, Inc., 7.500%, due 10/15/17	1,789,200
			2,466,075
		Diversified Financial Services: 5.3%
834	C, I	AES Red Oak, LLC, 8.540%, due 11/30/19	834
760,000	C	Altra Industrial Motion, Inc., 9.000%, due 12/01/11	786,600
460,000	#, C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	195,500
800,000	#, C	CEVA Group PLC, 10.000%, due 09/01/14	772,000
1,040,000	C	Citigroup, Inc., 8.400%, due 04/29/49	709,186
360,000	#, C	FireKeepers Development Authority, 13.875%, due 05/01/15	318,600
320,000		Ford Motor Credit Co., 5.538%, due 01/13/12	204,858
620,000		Ford Motor Credit Co., 7.241%, due 04/15/12	573,266
635,000		Ford Motor Credit Co., 7.250%, due 10/25/11	404,037
555,000		Ford Motor Credit Co., 7.800%, due 06/01/12	344,854
315,000		Ford Motor Credit Co., 9.875%, due 08/10/11	217,435
240,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	92,203
1,465,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	654,014
230,000	&, C	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 8.875%, due 04/01/15	209,300
645,000	C, W	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 9.750%, due 04/01/17	580,500
420,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	333,900
645,000	C	Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	628,875
410,000	C	JP Morgan Chase Capital XVIII, 6.950%, due 08/17/36	318,727
350,000	C	KAR Holdings, Inc., 8.750%, due 05/01/14	287,000
645,000	#, C	Nuveen Investments, Inc., 10.500%, due 11/15/15	499,875
648,719	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	518,975
250,000	#, C	Redwood Capital X Ltd., 7.889%, due 01/09/09	249,850
235,000		SLM Corp., 2.940%, due 07/27/09	206,890
300,000	#	Successor II Ltd., 19.565%, due 04/06/10	299,430
250,000	#	Successor II Ltd., 27.815%, due 04/06/10	238,988
615,000	C	Universal City Florida Holding Co. I/II, 7.551%, due 05/01/10	581,175
525,000	#, C	USB Realty Corp., 6.091%, due 12/22/49	241,668
			10,468,540
		Electric: 4.2%
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	71,000
1,105,000	#, C	Energy Future Holdings, 10.875%, due 11/01/17	1,002,788
750,000	#, C	Intergen NV, 9.000%, due 06/30/17	753,750
431,592	C	Midwest Generation, LLC, 8.560%, due 01/02/16	444,539
286,203		NRG Energy, Inc., 4.200%, due 02/01/13	252,892
584,281		NRG Energy, Inc., 4.450%, due 02/01/13	516,277
1,750,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	1,627,500
605,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	546,013
145,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	132,313
665,000		PNM Resources, Inc., 9.250%, due 05/15/15	658,350
2,550,000	#, C	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	2,314,125
			8,319,547
		Electrical Components & Equipment: 2.3%
2,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15	1,770,000
590,000	C	Belden, Inc., 7.000%, due 03/15/17	528,050
2,550,000	C	General Cable Corp., 7.125%, due 04/01/17	2,307,750
			4,605,800
		Electronics: 0.5%
1,000,000	C	Itron, Inc., 7.750%, due 05/15/12	997,500
			997,500
		Energy - Alternate Sources: 0.0%
225,000	C	VeraSun Energy Corp., 9.375%, due 06/01/17	90,000
			90,000
		Engineering & Construction: 0.6%
290,000	C	Dycom Industries, Inc., 8.125%, due 10/15/15	256,650
980,000	#, C	Esco Corp., 8.625%, due 12/15/13	965,300
500,000		Landsource Communities Development, 9.820%, due 02/22/14	50,625
			1,272,575

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Entertainment: 2.4%
$450,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	$445,500
215,000	+, C	Marquee Holdings, Inc., 12.000%, due 08/15/14	159,638
2,310,000	#, C	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	1,513,050
527,564		New World Gaming Partners, 8.750%, due 07/16/14	381,605
387,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	375,874
1,000,000	C	Scientific Games Corp., 6.250%, due 12/15/12	970,000
255,000	#, C	Scientific Games Corp., 7.875%, due 06/15/16	244,163
775,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	561,875
			4,651,705
		Environmental Control: 0.6%
825,000	C	Waste Services, Inc., 9.500%, due 04/15/14	812,625
425,000	C	WCA Waste Corp., 9.250%, due 06/15/14	401,625
			1,214,250
		Forest Products & Paper: 0.2%
400,000	#, C	Georgia-Pacific Corp., 7.125%, due 01/15/17	359,000
			359,000
		Hand/Machine Tools: 1.1%
2,250,000	C	Baldor Electric Co., 8.625%, due 02/15/17	2,160,000
			2,160,000
		Healthcare - Products: 1.2%
202,000	#, C	Bausch & Lomb, Inc., 9.875%, due 11/01/15	192,405
250,000	C	Biomet, Inc., 10.000%, due 10/15/17	256,250
860,000	&, C	Biomet, Inc., 10.375%, due 10/15/17	855,700
400,000	C	Biomet, Inc., 11.625%, due 10/15/17	404,000
814,240		PTS Acquisition, 5.122%, due 04/10/14	653,428
			2,361,783
		Healthcare - Services: 1.7%
365,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	348,575
660,000	C	HCA, Inc., 9.250%, due 11/15/16	643,500
975,000	&, C	HCA, Inc., 9.625%, due 11/15/16	928,688
415,000	C	Select Medical Corp., 7.625%, due 02/01/15	338,225
205,000	C	Select Medical Corp., 8.834%, due 09/15/15	168,100
800,000	&, #, C	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	700,000
145,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	122,525
200,000	&, C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	171,000
			3,420,613
		Holding Companies - Diversified: 0.6%
1,200,000	C	Leucadia National Corp., 7.125%, due 03/15/17	1,098,000
			1,098,000
		Home Builders: 0.2%
570,000	C	Meritage Homes Corp., 6.250%, due 03/15/15	424,650
			424,650
		Household Products/Wares: 1.1%
365,000	#, C	American Achievement Corp., 8.250%, due 04/01/12	354,050
305,000	C	Central Garden & Pet Co., 9.125%, due 02/01/13	236,375
190,000	C	Jarden Corp., 7.500%, due 05/01/17	159,125
115,000	+, C	Visant Holding Corp., 12.200%, due 12/01/13	104,650
265,000	C, W	Yankee Acquisition Corp., 8.500%, due 02/15/15	193,450
1,800,000	C	Yankee Acquisition Corp., 9.750%, due 02/15/17	1,035,000
			2,082,650
		Insurance: 1.9%
545,000	#, C	Alliant Holdings I, Inc., 11.000%, due 05/01/15	476,875
148,875		Alliant Insurance Services, 5.843%, due 08/21/14	128,777
297,249		Amwins Group, Inc., 5.213%, due 06/11/13	230,368
900,000	#, C	HUB International Holdings, Inc., 10.250%, due 06/15/15	715,500
404,412		HUB International Ltd., 5.155%, due 06/13/14	352,849
90,897		HUB International Ltd., 5.300%, due 06/13/14	79,308
950,000	#, C	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	685,147
390,000	#, C	MBIA Insurance Corp., 14.000%, due 01/15/33	226,386
840,000	C	Presidential Life Corp., 7.875%, due 02/15/09	840,000
			3,735,210
		Internet: 0.4%
860,000	#, C	Expedia, Inc., 8.500%, due 07/01/16	778,300
			778,300
		Investment Companies: 0.5%
1,175,000	#, C	Algoma Acquisition Corp., 9.875%, due 06/15/15	1,064,844
			1,064,844
		Leisure Time: 0.3%
775,000	#, C	Pegasus Solutions, Inc., 10.500%, due 04/15/15	540,563
			540,563
		Lodging: 0.2%
420,000	C	MGM Mirage, 7.500%, due 06/01/16	308,700
			308,700
		Machinery - Diversified: 1.3%
27,000	C	Columbus McKinnon Corp., 8.875%, due 11/01/13	27,945
1,800,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13	1,755,000
1,085,000	+, C	Roper Industries, Inc., 1.481%, due 01/15/34	747,294
			2,530,239
		Media: 2.2%
745,000	C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	674,225
680,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	603,500

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Media (continued)
$840,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	$522,900
340,000	#, C	DirecTV Holdings, LLC/DirecTV Financing Co., 7.625%, due 05/15/16	309,400
250,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	201,250
710,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	573,325
350,000		Liberty Media, LLC, 8.250%, due 02/01/30	237,923
310,003	+, C	Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	258,852
370,000	C	Quebecor Media, Inc., 7.750%, due 03/15/16	325,600
1,375,000	&, #, C	Univision Communications, Inc., 9.750%, due 03/15/15	646,250
			4,353,225
		Metal Fabricate/Hardware: 1.9%
2,365,000	C	Mueller Industries, Inc., 6.000%, due 11/01/14	2,140,325
1,965,000	C	Mueller Water Products, 7.375%, due 06/01/17	1,562,175
100,958		Niagara Corp., 7.801%, due 07/03/14	85,814
			3,788,314
		Mining: 1.6%
1,255,000	C	Noranda Aluminium Acquisition Corp., 6.828%, due 05/15/15	960,075
375,000	C	Noranda Aluminium Holding Corp., 8.578%, due 11/15/14	249,375
2,250,000	C	Novelis, Inc., 7.250%, due 02/15/15	1,968,750
			3,178,200
		Miscellaneous Manufacturing: 1.4%
505,000	C	AGY Holding Corp., 11.000%, due 11/15/14	451,975
1,195,000	C	American Railcar Industries, Inc., 7.500%, due 03/01/14	1,063,550
883,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	704,193
598,176		Rexnord Corp., 9.676%, due 03/02/13	568,267
			2,787,985
		Oil & Gas: 4.7%
335,000	#, C	Atlas Energy Resources LLC, 10.750%, due 02/01/18	303,175
380,000	C	Berry Petroleum Co., 8.250%, due 11/01/16	323,000
415,000	C	Chaparral Energy, Inc., 8.875%, due 02/01/17	329,925
775,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	736,250
420,000	#, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	270,900
1,215,000	#, C	Hilcorp Energy I LP, 7.750%, due 11/01/15	1,050,975
575,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	511,750
360,000	C	McMoRan Exploration Co., 11.875%, due 11/15/14	343,800
850,000	C	Parallel Petroleum Corp., 10.250%, due 08/01/14	769,250
585,000	#, C	PetroHawk Energy Corp., 7.875%, due 06/01/15	511,875
290,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	274,050
390,000	C	Plains Exploration & Production Co., 7.625%, due 06/01/18	347,100
205,000	C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	168,100
350,000	C	Quicksilver Resources, Inc., 8.250%, due 08/01/15	322,000
200,000	#, C	SandRidge Energy, Inc., 7.508%, due 04/01/14	188,311
480,000	#, C	SandRidge Energy, Inc., 8.000%, due 06/01/18	415,200
600,000	&, #, C	SandRidge Energy, Inc., 8.625%, due 04/01/15	540,000
2,260,000	C	Tesoro Corp., 6.625%, due 11/01/15	1,853,200
			9,258,861
		Oil & Gas Services: 0.3%
200,000	C	Complete Production Services, Inc., 8.000%, due 12/15/16	191,000
500,000	#, C	Sevan Marine ASA, 5.780%, due 05/14/13	426,875
			617,875
		Packaging & Containers: 2.1%
1,075,000	C	AEP Industries, Inc., 7.875%, due 03/15/13	811,625
2,510,000	C	Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	1,907,600
1,110,000	C	Graham Packaging Co., Inc., 9.875%, due 10/15/14	971,250
520,000	C	Graphic Packaging International Corp., 9.500%, due 08/15/13	473,200
			4,163,675
		Pharmaceuticals: 0.2%
14,000	C	Elan Finance PLC, 7.750%, due 11/15/11	12,740
498,734		Rexnord Loan 03/02/13, 6.176%, due 12/06/13	476,291
			489,031
		Pipelines: 0.8%
1,500,000	C	Holly Energy Partners LP, 6.250%, due 03/01/15	1,207,500
450,000	C	TEPPCO Partners L.P., 7.000%, due 06/01/67	378,907
			1,586,407
		Real Estate: 2.9%
1,200,000	C	BF Saul Reit, 7.500%, due 03/01/14	996,000
2,425,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17	1,867,250
1,915,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	1,541,575
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	27,836
1,750,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	1,198,750
			5,631,411
		Retail: 1.8%
800,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12	780,000
390,000	&, C, W	General Nutrition Centers, Inc., 7.584%, due 03/15/14	326,625
545,000	C	Sally Holdings, LLC, 10.500%, due 11/15/16	520,475
1,345,000	C	Sonic Automotive, Inc., 5.250%, due 05/07/09	1,304,650
850,000	C	Sonic Automotive, Inc., 8.625%, due 08/15/13	582,250
			3,514,000
		Savings & Loans: 0.0%
34,000	C	Western Financial Bank, 9.625%, due 05/15/12	31,723
			31,723
		Semiconductors: 0.2%
480,000	C	Freescale Semiconductor, Inc., 6.694%, due 12/15/14	324,000
14,000	C	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	1,715
			325,715

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Software: 2.0%
$3,730,000	#, C	First Data Corp., 9.875%, due 09/24/15		$2,932,704
1,225,000	C	Vangent, Inc., 9.625%, due 02/15/15		1,004,500
				3,937,204
		Telecommunications: 7.2%
900,000	#, C	Aeroflex, Inc., 11.750%, due 02/15/15		760,500
463,129		BCE, Inc., 7.840%, due 10/31/14		416,352
700,000	C	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12		542,500
325,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14		284,375
465,000	C	Citizens Communications Co., 9.000%, due 08/15/31		358,050
1,000,000		Corning, Inc., 8.875%, due 08/15/21		1,147,514
1,870,000	C	Cricket Communications, Inc., 9.375%, due 11/01/14		1,748,450
54,000		Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08		54,203
995,000	C	GCI, Inc., 7.250%, due 02/15/14		870,625
590,000	C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16		576,725
500,000	#, C	Intelsat Corp., 9.250%, due 06/15/16		462,500
1,000,000	#, C	Intelsat Jackson Holdings Ltd., 11.500%, due 06/15/16		1,050,000
1,000,000	#, C	Intelsat Subsidiary Holding Co., Ltd., 8.500%, due 01/15/13		930,000
520,000	&, C	iPCS, Inc., 6.051%, due 05/01/14		408,200
200,000	C	MasTec, Inc., 7.625%, due 02/01/17		170,000
770,000	C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14		723,800
1,075,000	C	PAETEC Holding Corp., 9.500%, due 07/15/15		741,750
540,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14		469,800
190,000	C	Qwest Corp., 8.875%, due 03/15/12		187,150
910,000	C	Sprint Capital Corp., 6.875%, due 11/15/28		611,040
300,000	C	Sprint Capital Corp., 8.750%, due 03/15/32		234,492
670,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16		516,675
39,745		Telesat Canada, Inc., 5.850%, due 10/31/14		35,731
220,000	#, C	Telesat Canada/Telesat, LLC, 11.000%, due 11/01/15		177,100
550,000	#, C	Telesat Canada/Telesat, LLC, 12.500%, due 11/01/17		459,250
200,000	C	West Corp., 9.500%, due 10/15/14		154,000
220,000	C	West Corp., 11.000%, due 10/15/16		159,500
				14,250,282
		Transportation: 0.4%
405,000	C	Bristow Group, Inc., 7.500%, due 09/15/17		362,475
465,000	C	Kansas City Southern de Mexico SA de CV, 7.375%, due 06/01/14		446,400
				808,875
		Trucking & Leasing: 0.7%
1,650,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15		1,427,250
				1,427,250
		Total Corporate Bonds/Notes
		(Cost $167,954,306)		146,072,415
ASSET-BACKED SECURITIES: 0.2%
		Home Equity Asset-Backed Securities: 0.2%
214,478	C, I	Ameriquest Mortgage Securities, Inc., 4.557%, due 02/25/33		163,458
166,094	C, I	Morgan Stanley Capital I, 4.407%, due 06/25/33		118,578
				282,036
		Other Asset-Backed Securities: 0.0%
120,000	C	Bear Stearns Asset-Backed Securities Trust, 3.657%, due 01/25/47		51,847
				51,847
		Total Asset-Backed Securities
		(Cost $368,979)		333,883
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.6%
287,590	C	Continental Airlines, Inc., 7.461%, due 04/01/15		250,203
1,000,000	#, C	Timberstar Trust, 7.530%, due 10/15/36		892,969
		Total Collateralized Mortgage Obligations
		(Cost $1,291,191)		1,143,172
		Total Long-Term Investments
		(Cost $217,883,125)		189,997,249

Shares				Value
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 1.1%
2,250,796		ING Institutional Prime Money Market Fund - Class I		$2,250,796
		Total Short-Term Investments
		(Cost $2,250,796)		2,250,796
		Total Investments in Securities
		(Cost $220,133,921)*	97.4%	$192,248,045
		Other Assets and Liabilities - Net	2.6	5,143,768
		Net Assets	100.0%	$197,391,813

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

@	Non-income producing security
&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
I	Illiquid security
*	Cost for federal income tax purposes is $220,176,374.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,319,831
	Gross Unrealized Depreciation	(29,248,160)
	Net Unrealized Depreciation	$(27,928,329)

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$25,118,113	$—
Level 2 - Other Significant Observable Inputs	165,808,672	—
Level 3 - Significant Unobservable Inputs	1,321,260	—
Total	$192,248,045	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$250,000	$—
Net purchases/sales	553,562	—
Total realized and unrealized gain (loss)	518,399	—
Amortization of premium/discount	(701)	—
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$1,321,260	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(143,332).

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.7%
3,434,117		ING BlackRock Inflation Protected Bond Portfolio - Class I		$33,001,864
1,547,015		ING BlackRock Large Cap Value Portfolio - Class I		16,243,654
2,425,110		ING Davis New York Venture Portfolio - Class I		39,383,793
3,165,884		ING Global Real Estate Portfolio - Class I		31,753,814
1,399,807		ING Julius Baer Foreign Portfolio - Class I		16,293,748
469,539		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		17,847,159
3,551,980		ING Limited Maturity Bond Portfolio - Class I		36,265,717
1,006,645		ING Marsico Growth Portfolio - Class I		14,606,423
1,030,963		ING Marsico International Opportunities Portfolio - Class I		10,835,416
5,095,399		ING Oppenheimer Strategic Income Portfolio - Class I		50,495,404
4,036,099		ING PIMCO Core Bond Portfolio - Class I		44,195,289
963,011		ING Pioneer Mid Cap Value Portfolio - Class I		9,389,355
1,600,966		ING T. Rowe Price Equity Income Portfolio - Class I		17,946,829
401,390		ING T. Rowe Price Growth Equity Portfolio - Class I		17,275,827
4,432,799		ING UBS U.S. Large Cap Equity Portfolio - Class I		37,856,100
2,113,371		ING Van Kampen Comstock Portfolio - Class I		20,224,960
1,843,212		ING Van Kampen Real Estate Portfolio - Class I		41,914,646
1,481,797		ING VP Growth and Income Portfolio - Class I		29,206,220
8,965,076		ING VP Intermediate Bond Portfolio - Class I		109,553,233
1,300,612		ING VP International Value Portfolio - Class I		11,341,337
1,067,343		ING VP MidCap Opportunities Portfolio - Class I		8,912,312
1,271,713		ING VP Small Company Portfolio - Class I		19,482,643
		Total Investments in Securities
		(Cost $742,266,986)*	99.7%	$634,025,743
		Other Assets and Liabilities - Net	0.3	2,018,684
		Net Assets	100.0%	$636,044,427

	*	Cost for federal income tax purposes is $746,711,205.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(112,685,462)
		Net Unrealized Depreciation		$(112,685,462)

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$634,025,743	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$634,025,743	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
866,869		ING Baron Small Cap Growth Portfolio - Class I		$13,375,795
3,350,308		ING BlackRock Large Cap Value Portfolio - Class I		35,178,231
1,512,864		ING Columbia Small Cap Value II Portfolio - Class I		13,676,287
3,329,099		ING Davis New York Venture Portfolio - Class I		54,064,563
4,491,753		ING Global Real Estate Portfolio - Class I		45,052,280
915,621		ING JPMorgan Emerging Markets Equity Portfolio - Class I		15,034,492
3,977,913		ING Julius Baer Foreign Portfolio - Class I		46,302,902
1,110,624		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		42,214,806
4,615,365		ING Limited Maturity Bond Portfolio - Class I		47,122,877
2,763,411		ING Marsico Growth Portfolio - Class I		40,097,100
2,563,558		ING Marsico International Opportunities Portfolio - Class I		26,942,998
3,614,428		ING Oppenheimer Strategic Income Portfolio - Class I		35,818,979
1,480,141		ING PIMCO Core Bond Portfolio - Class I		16,207,541
2,277,630		ING Pioneer Mid Cap Value Portfolio - Class I		22,206,893
4,395,528		ING T. Rowe Price Equity Income Portfolio - Class I		49,273,869
759,807		ING T. Rowe Price Growth Equity Portfolio - Class I		32,702,077
5,764,574		ING UBS U.S. Large Cap Equity Portfolio - Class I		49,229,461
3,994,861		ING Van Kampen Comstock Portfolio - Class I		38,230,816
2,177,891		ING Van Kampen Real Estate Portfolio - Class I		49,525,236
2,034,035		ING VP Growth and Income Portfolio - Class I		40,090,825
8,218,029		ING VP Intermediate Bond Portfolio - Class I		100,424,311
3,233,075		ING VP International Value Portfolio - Class I		28,192,410
2,525,172		ING VP MidCap Opportunities Portfolio - Class I		21,085,190
1,202,352		ING VP Small Company Portfolio - Class I		18,420,040
		Total Investments in Securities
		(Cost $1,072,423,405)*	99.9%	$880,469,979
		Other Assets and Liabilities - Net	0.1	864,764
		Net Assets	100.0%	$881,334,743

	*	Cost for federal income tax purposes is $1,076,318,828.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(195,848,849)
		Net Unrealized Depreciation		$(195,848,849)

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$880,469,979	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$880,469,979	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
911,851		ING Baron Small Cap Growth Portfolio - Class I		$14,069,853
3,303,887		ING BlackRock Large Cap Value Portfolio - Class I		34,690,816
1,591,111		ING Columbia Small Cap Value II Portfolio - Class I		14,383,644
2,151,553		ING Davis New York Venture Portfolio - Class I		34,941,223
3,543,529		ING Global Real Estate Portfolio - Class I		35,541,596
1,445,848		ING JPMorgan Emerging Markets Equity Portfolio - Class I		23,740,822
3,140,119		ING Julius Baer Foreign Portfolio - Class I		36,550,985
876,250		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		33,306,252
2,738,641		ING Marsico Growth Portfolio - Class I		39,737,675
2,890,967		ING Marsico International Opportunities Portfolio - Class I		30,384,064
1,387,335		ING PIMCO Core Bond Portfolio - Class I		15,191,314
2,515,343		ING Pioneer Mid Cap Value Portfolio - Class I		24,524,591
3,564,083		ING T. Rowe Price Equity Income Portfolio - Class I		39,953,374
749,381		ING T. Rowe Price Growth Equity Portfolio - Class I		32,253,348
4,133,707		ING UBS U.S. Large Cap Equity Portfolio - Class I		35,301,855
3,938,122		ING Van Kampen Comstock Portfolio - Class I		37,687,829
1,374,044		ING Van Kampen Real Estate Portfolio - Class I		31,245,752
1,226,752		ING VP Growth and Income Portfolio - Class I		24,179,285
5,871,517		ING VP Intermediate Bond Portfolio - Class I		71,749,932
3,645,297		ING VP International Value Portfolio - Class I		31,786,991
2,789,277		ING VP MidCap Opportunities Portfolio - Class I		23,290,463
1,422,562		ING VP Small Company Portfolio - Class I		21,793,656
		Total Investments in Securities
		(Cost $851,340,132)*	100.1%	$686,305,320
		Other Assets and Liabilities - Net	(0.1)	(513,163)
		Net Assets	100.0%	$685,792,157

	*	Cost for federal income tax purposes is $853,425,492.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(167,120,172)
		Net Unrealized Depreciation		$(167,120,172)

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$686,305,320	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$686,305,320	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
651,889		ING Baron Small Cap Growth Portfolio - Class I		$10,058,647
1,889,787		ING BlackRock Large Cap Value Portfolio - Class I		19,842,769
1,137,054		ING Columbia Small Cap Value II Portfolio - Class I		10,278,965
1,221,253		ING Davis New York Venture Portfolio - Class I		19,833,150
2,026,444		ING Global Real Estate Portfolio - Class I		20,325,232
1,035,032		ING JPMorgan Emerging Markets Equity Portfolio - Class I		16,995,231
2,696,634		ING Julius Baer Foreign Portfolio - Class I		31,388,821
601,463		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		22,861,610
1,606,698		ING Marsico Growth Portfolio - Class I		23,313,190
1,986,109		ING Marsico International Opportunities Portfolio - Class I		20,874,003
24,347		ING PIMCO Core Bond Portfolio - Class I		266,602
1,849,402		ING Pioneer Mid Cap Value Portfolio - Class I		18,031,671
2,601,204		ING T. Rowe Price Equity Income Portfolio - Class I		29,159,498
428,754		ING T. Rowe Price Growth Equity Portfolio - Class I		18,453,564
1,890,733		ING UBS U.S. Large Cap Equity Portfolio - Class I		16,146,857
2,250,520		ING Van Kampen Comstock Portfolio - Class I		21,537,476
392,651		ING Van Kampen Real Estate Portfolio - Class I		8,928,894
792,228		ING VP Growth and Income Portfolio - Class I		15,614,820
663,960		ING VP Intermediate Bond Portfolio - Class I		8,113,591
2,503,618		ING VP International Value Portfolio - Class I		21,831,552
2,051,570		ING VP MidCap Opportunities Portfolio - Class I		17,130,610
1,084,344		ING VP Small Company Portfolio - Class I		16,612,151
		Total Investments in Securities
		(Cost $490,945,608)*	100.2%	$387,598,904
		Other Assets and Liabilities - Net	(0.2)	(956,687)
		Net Assets	100.0%	$386,642,217

	*	Cost for federal income tax purposes is $492,446,620.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(104,847,716)
		Net Unrealized Depreciation		$(104,847,716)

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$387,598,904	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$387,598,904	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 98.1%
443		ING BlackRock Inflation Protected Bond Portfolio - Class I		$4,257
399		ING BlackRock Large Cap Value Portfolio - Class I		4,184
442		ING Davis New York Venture Portfolio - Class I		7,175
443		ING Julius Baer Foreign Portfolio - Class I		5,162
99		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		3,781
1,614		ING Limited Maturity Bond Portfolio - Class I		16,479
279		ING Marsico Growth Portfolio - Class I		4,044
308		ING Marsico International Opportunities Portfolio - Class I		3,238
1,841		ING PIMCO Core Bond Portfolio - Class I		20,158
138		ING Pioneer Mid Cap Value Portfolio - Class I		1,349
407		ING Real Estate Fund - Class I		6,148
366		ING T. Rowe Price Equity Income Portfolio - Class I		4,098
91		ING T. Rowe Price Growth Equity Portfolio - Class I		3,899
669		ING UBS U.S. Large Cap Equity Portfolio - Class I		5,716
432		ING Van Kampen Comstock Portfolio - Class I		4,130
256		ING Van Kampen Real Estate Portfolio - Class I		5,810
288		ING VP Growth and Income Portfolio - Class I		5,674
2,083		ING VP Intermediate Bond Portfolio - Class I		25,453
384		ING VP International Value Portfolio - Class I		3,352
160		ING VP MidCap Opportunities Portfolio - Class I		1,335
180		ING VP Small Company Portfolio - Class I		2,756
		Total Investments in Securities
		(Cost $145,650)*	98.1%	$138,198
		Other Assets and Liabilities - Net	1.9	2,658
		Net Assets	100.0%	$140,856

	*	Cost for federal income tax purposes is $149,141.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$64
		Gross Unrealized Depreciation		(11,007)
		Net Unrealized Depreciation		$(10,943)

PORTFOLIO OF INVESTMENTS
ING Solution Growth and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$138,198	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$138,198	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
969		ING BlackRock Large Cap Value Portfolio - Class I		$10,178
1,120		ING Davis New York Venture Portfolio - Class I		18,182
1,667		ING Global Real Estate Portfolio - Class I		16,722
150		ING JPMorgan Emerging Markets Equity Portfolio - Class I		2,471
1,277		ING Julius Baer Foreign Portfolio - Class I		14,859
260		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		9,893
1,480		ING Limited Maturity Bond Portfolio - Class I		15,113
694		ING Marsico Growth Portfolio - Class I		10,067
700		ING Marsico International Opportunities Portfolio - Class I		7,353
2,228		ING PIMCO Core Bond Portfolio - Class I		24,394
385		ING Pioneer Mid Cap Value Portfolio - Class I		3,750
902		ING T. Rowe Price Equity Income Portfolio - Class I		10,116
228		ING T. Rowe Price Growth Equity Portfolio - Class I		9,805
1,817		ING UBS U.S. Large Cap Equity Portfolio - Class I		15,520
1,059		ING Van Kampen Comstock Portfolio - Class I		10,136
514		ING Van Kampen Real Estate Portfolio - Class I		11,693
651		ING VP Growth and Income Portfolio - Class I		12,840
2,546		ING VP Intermediate Bond Portfolio - Class I		31,108
860		ING VP International Value Portfolio - Class I		7,497
447		ING VP MidCap Opportunities Portfolio - Class I		3,736
494		ING VP Small Company Portfolio - Class I		7,570
		Total Investments in Securities
		(Cost $269,577)*	100.0%	$253,003
		Other Assets and Liabilities - Net	(0.0)	(44)
		Net Assets	100.0%	$252,959
	*	Cost for federal income tax purposes is $270,798.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(17,795)
		Net Unrealized Depreciation		$(17,795)

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$253,003	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$253,003	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES:100.1%
1,115,457		ING BlackRock Inflation Protected Bond Portfolio - Class I		$10,719,539
612,152		ING Davis New York Venture Portfolio - Class I		9,941,351
451,958		ING Julius Baer Foreign Portfolio - Class I		5,260,789
3,734,363		ING Limited Maturity Bond Portfolio - Class I		38,127,850
332,841		ING Marsico International Opportunities Portfolio - Class I		3,498,159
1,239,801		ING Oppenheimer Strategic Income Portfolio - Class I		12,286,429
3,502,615		ING PIMCO Core Bond Portfolio - Class I		38,353,629
629,834		ING Real Estate Fund - Class I		9,504,192
440,525		ING T. Rowe Price Equity Income Portfolio - Class I		4,938,286
63,389		ING T. Rowe Price Growth Equity Portfolio - Class I		2,728,272
1,078,595		ING UBS U.S. Large Cap Equity Portfolio - Class I		9,211,199
499,243		ING Van Kampen Real Estate Portfolio - Class I		11,352,783
387,639		ING VP Growth and Income Portfolio - Class I		7,640,373
3,704,393		ING VP Intermediate Bond Portfolio - Class I		45,267,685
210,150		ING VP International Value Portfolio - Class I		1,832,512
		Total Investments in Securities
		(Cost $235,356,734)*	100.1%	$210,663,048
		Other Assets and Liabilities - Net	(0.1)	(137,489)
		Net Assets	100.0%	$210,525,559
	*	Cost for federal income tax purposes is $237,121,673.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$138,399
		Gross Unrealized Depreciation		(26,597,024)
		Net Unrealized Depreciation		$(26,458,625)

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$210,663,048	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$210,663,048	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 100.0%
		Advertising: 1.5%
198,200	@, L	Clear Channel Outdoor Holdings, Inc.	$2,711,376
119,400	@, L	Focus Media Holding Ltd. ADR	3,404,094
66,300	@, L	Lamar Advertising Co.	2,048,007
71,600	L	Omnicom Group	2,760,896
			10,924,373
		Aerospace/Defense: 2.0%
26,400	@, L	Alliant Techsystems, Inc.	2,480,016
83,700	L	Empresa Brasileira de Aeronautica SA ADR	2,260,737
86,700		Goodrich Corp.	3,606,720
139,700		Rockwell Collins, Inc.	6,718,173
			15,065,646
		Airlines: 0.4%
75,300		Skywest, Inc.	1,203,294
145,000		Southwest Airlines Co.	2,103,950
			3,307,244
		Apparel: 0.4%
120,400	@	Coach, Inc.	3,014,816
			3,014,816
		Auto Manufacturers: 0.3%
59,100		Paccar, Inc.	2,257,029
			2,257,029
		Auto Parts & Equipment: 0.4%
80,000		WABCO Holdings, Inc.	2,843,200
			2,843,200
		Banks: 1.2%
91,900		Northern Trust Corp.	6,635,180
37,600	@, L	SVB Financial Group	2,177,792
			8,812,972
		Beverages: 0.6%
61,600	L	Brown-Forman Corp.	4,423,496
			4,423,496
		Biotechnology: 3.1%
48,200	@, L	Alexion Pharmaceuticals, Inc.	1,894,260
47,500	@, L	Amylin Pharmaceuticals, Inc.	960,450
28,200	@	Biogen Idec, Inc.	1,418,178
54,700	@, L	Charles River Laboratories International, Inc.	3,037,491
128,000	@, L	Illumina, Inc.	5,187,840
57,600	@, L	Invitrogen Corp.	2,177,280
55,100	@, L	Martek Biosciences Corp.	1,731,242
27,000	@, L	Millipore Corp.	1,857,600
39,700	@, L	Myriad Genetics, Inc.	2,575,736
56,400	@, L	Vertex Pharmaceuticals, Inc.	1,874,736
			22,714,813
		Chemicals: 2.0%
48,800		Albemarle Corp.	1,504,992
23,200		CF Industries Holdings, Inc.	2,121,872
98,300		Ecolab, Inc.	4,769,516
149,400	@, L	Intrepid Potash, Inc.	4,502,916
34,000		Sigma-Aldrich Corp.	1,782,280
			14,681,576
		Coal: 1.5%
90,900		Arch Coal, Inc.	2,989,701
69,500	L	Consol Energy, Inc.	3,189,355
84,200		Foundation Coal Holdings, Inc.	2,995,836
48,800		Massey Energy Co.	1,740,696
			10,915,588
		Commercial Services: 6.8%
75,400	@	Apollo Group, Inc. - Class A	4,471,220
55,700		Corporate Executive Board Co.	1,740,625
56,900	L	DeVry, Inc.	2,818,826
61,800		Equifax, Inc.	2,129,010
37,600		Global Payments, Inc.	1,686,736
93,400	@, L	Iron Mountain, Inc.	2,279,894
27,300	@, L	ITT Educational Services, Inc.	2,208,843
41,600		Manpower, Inc.	1,795,456
39,000		McKesson Corp.	2,098,590
106,800	@, L	Monster Worldwide, Inc.	1,592,388
83,200	L	Moody’s Corp.	2,828,800
27,000	@, L	New Oriental Education & Technology Group ADR	1,734,480
166,600	L	Paychex, Inc.	5,502,798
143,500	@, L	Quanta Services, Inc.	3,875,935
205,500	L	Ritchie Bros. Auctioneers, Inc.	4,800,480
79,400		Robert Half International, Inc.	1,965,150
62,500	@, L	Vistaprint Ltd.	2,052,500
174,900		Western Union Co.	4,314,783
			49,896,514

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Computers: 2.4%
169,000	@	Cognizant Technology Solutions Corp.	$3,858,270
73,600		Jack Henry & Associates, Inc.	1,496,288
62,500	@, L	Logitech International	1,457,500
243,500	@	NetApp, Inc.	4,439,005
117,600	@, L	Perot Systems Corp.	2,040,360
262,400		Seagate Technology, Inc.	3,180,288
70,800	@	Synopsys, Inc.	1,412,460
			17,884,171
		Cosmetics/Personal Care: 0.9%
156,100		Avon Products, Inc.	6,489,077
			6,489,077
		Distribution/Wholesale: 0.9%
61,500	L	Fastenal Co.	3,037,485
41,900		WW Grainger, Inc.	3,644,043
			6,681,528
		Diversified Financial Services: 2.3%
20,100	@, L	Affiliated Managers Group, Inc.	1,665,285
76,000		Eaton Vance Corp.	2,677,480
52,200		Federated Investors, Inc.	1,505,970
59,000	@, L	Interactive Brokers Group, Inc.	1,308,030
37,200	@, L	IntercontinentalExchange, Inc.	3,001,296
100,100	L	Janus Capital Group, Inc.	2,430,428
65,000	L	Lazard Ltd.	2,779,400
70,000	L	OptionsXpress Holdings, Inc.	1,359,400
			16,727,289
		Electrical Components & Equipment: 0.5%
76,150	W	Ametek, Inc.	3,104,636
25,200	@, L	General Cable Corp.	897,876
			4,002,512
		Electronics: 2.7%
156,500	@, L	Cogent, Inc.	1,599,430
44,700	@, L	Cymer, Inc.	1,132,251
69,300	@, L	Dolby Laboratories, Inc.	2,438,667
47,600	@, L	Flir Systems, Inc.	1,828,792
109,400		Gentex Corp.	1,564,420
48,600	@, L	II-VI, Inc.	1,878,876
128,600		Jabil Circuit, Inc.	1,226,844
70,600		National Instruments Corp.	2,121,530
109,500	@, L	Trimble Navigation Ltd.	2,831,670
62,800	@	Waters Corp.	3,653,704
			20,276,184
		Energy - Alternate Sources: 0.3%
206,300	@, L	GT Solar International, Inc.	2,238,355
			2,238,355
		Engineering & Construction: 1.5%
80,000		Fluor Corp.	4,456,000
108,100	@	Foster Wheeler Ltd.	3,903,491
117,700	@	McDermott International, Inc.	3,007,235
			11,366,726
		Entertainment: 0.6%
6,245	@, L	Ascent Media Corp.	152,440
68,200	@	DreamWorks Animation SKG, Inc.	2,144,890
140,300		International Game Technology	2,410,354
			4,707,684
		Environmental Control: 0.9%
95,200		Republic Services, Inc.	2,854,096
66,400	@	Stericycle, Inc.	3,911,624
			6,765,720
		Food: 1.0%
50,400	L	Hershey Co.	1,992,816
132,800		McCormick & Co., Inc.	5,106,160
			7,098,976
		Healthcare - Products: 7.1%
103,900	@, L	American Medical Systems Holdings, Inc.	1,845,264
46,300	@, L	Arthrocare Corp.	1,283,436
22,100		Becton Dickinson & Co.	1,773,746
53,100		CR Bard, Inc.	5,037,597
58,100		Densply International, Inc.	2,181,074
33,200	@, L	Edwards Lifesciences Corp.	1,917,632
41,700	@	Gen-Probe, Inc.	2,212,185
52,900	@, L	Henry Schein, Inc.	2,848,136
84,000	@	Hologic, Inc.	1,623,720
70,100	@, L	Idexx Laboratories, Inc.	3,841,480
19,000	@, L	Intuitive Surgical, Inc.	4,578,620
65,300	@, L	Masimo Corp.	2,429,160
53,900	@, L	Patterson Cos., Inc.	1,639,099
85,500	@, L	Qiagen NV	1,686,915
46,800	@, L	Resmed, Inc.	2,012,400
158,300	@	St. Jude Medical, Inc.	6,884,467
41,300	@	Techne Corp.	2,978,556
52,700	@	Varian Medical Systems, Inc.	3,010,751
35,800	@	Zimmer Holdings, Inc.	2,311,248
			52,095,486

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 2.8%
41,800		Cigna Corp.	$1,420,364
22,000	@, L	Covance, Inc.	1,945,020
63,350	@	Coventry Health Care, Inc.	2,062,043
34,400	@	DaVita, Inc.	1,961,144
70,000	@	Health Net, Inc.	1,652,000
60,100	@	Humana, Inc.	2,476,120
54,900	@, L	Laboratory Corp. of America Holdings	3,815,550
74,700	@, L	Lincare Holdings, Inc.	2,247,723
64,000		Quest Diagnostics	3,306,880
			20,886,844
		Home Builders: 0.7%
45,900	L	Centex Corp.	743,580
41,000	L	KB Home	806,880
59,000	L	Lennar Corp.	896,210
68,200		Pulte Homes, Inc.	952,754
65,000	@, L	Toll Brothers, Inc.	1,639,950
			5,039,374
		Household Products/Wares: 0.4%
51,000		Clorox Co.	3,197,190
			3,197,190
		Insurance: 1.4%
42,100		AON Corp.	1,892,816
28,400	@, L	Arch Capital Group Ltd.	2,074,052
27,100		Assurant, Inc.	1,490,500
51,000		Axis Capital Holdings Ltd.	1,617,210
69,500		HCC Insurance Holdings, Inc.	1,876,500
34,000		RenaissanceRe Holdings Ltd.	1,768,000
			10,719,078
		Internet: 3.1%
7,100	@, L	Baidu.com ADR	1,762,433
41,200		Ctrip.com International Ltd. ADR	1,590,732
55,600	@, L	Digital River, Inc.	1,801,440
290,300	@	Expedia, Inc.	4,386,433
70,200	@	F5 Networks, Inc.	1,641,276
90,300	@	McAfee, Inc.	3,066,588
30,400	@, L	Priceline.com, Inc.	2,080,272
54,700	@	Sina Corp.	1,925,440
86,500	@	Symantec Corp.	1,693,670
108,300	@, L	VeriSign, Inc.	2,824,464
			22,772,748
		Iron/Steel: 0.9%
115,400		Carpenter Technology Corp.	2,960,010
67,300		Cleveland-Cliffs, Inc.	3,562,862
			6,522,872
		Leisure Time: 0.7%
68,000		Harley-Davidson, Inc.	2,536,400
41,500	L	Royal Caribbean Cruises Ltd.	861,125
46,550	@, L	WMS Industries, Inc.	1,423,034
			4,820,559
		Lodging: 1.9%
44,500	L	Boyd Gaming Corp.	416,520
92,000		Choice Hotels International, Inc.	2,493,200
54,700	@, L	Las Vegas Sands Corp.	1,975,217
134,000	L	Marriott International, Inc.	3,496,060
193,200	@, L	Melco PBL Entertainment Macau Ltd. ADR	770,868
63,000		Starwood Hotels & Resorts Worldwide, Inc.	1,772,820
38,600	@, L	Wynn Resorts Ltd.	3,151,304
			14,075,989
		Machinery - Construction & Mining: 0.7%
84,500		Joy Global, Inc.	3,814,330
46,600	@	Terex Corp.	1,422,232
			5,236,562
		Machinery - Diversified: 2.0%
100,400	L	Cummins, Inc.	4,389,488
20,800		Flowserve Corp.	1,846,416
51,500	L	Graco, Inc.	1,833,915
58,500	L	IDEX Corp.	1,814,670
59,500		Roper Industries, Inc.	3,389,120
55,800	@	Zebra Technologies Corp.	1,554,030
			14,827,639
		Media: 2.5%
76,600	L	Cablevision Systems Corp.	1,927,256
28,200	@, L	Central European Media Enterprises Ltd.	1,844,280
95,800	@	CTC Media, Inc.	1,437,000
62,450	@, L	Discovery Communications, Inc. - Class A	889,913
62,450	@, L	Discovery Communications, Inc. - Class C	884,292
62,400	L	Factset Research Systems, Inc.	3,260,400
102,800		McGraw-Hill Cos., Inc.	3,249,508
94,200	L	Shaw Communications, Inc. - Class B	1,915,086
68,600	L	WPP Group PLC ADR	2,792,020
			18,199,755

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 1.0%
72,800		Precision Castparts Corp.	$5,735,184
19,300		Valmont Industries, Inc.	1,595,917
			7,331,101
		Mining: 0.5%
69,200	L	Agnico-Eagle Mines Ltd.	3,810,844
			3,810,844
		Miscellaneous Manufacturing: 1.4%
82,500		Donaldson Co., Inc.	3,457,575
40,200		Harsco Corp.	1,495,038
68,100		ITT Corp.	3,787,041
45,800		Pall Corp.	1,575,062
			10,314,716
		Oil & Gas: 5.3%
50,600	@, L	Bill Barrett Corp.	1,624,766
80,300		Cabot Oil & Gas Corp.	2,902,042
224,500	@	Compton Petroleum Corp.	1,232,505
125,500	@, L	Concho Resources, Inc.	3,465,055
42,100	L	Diamond Offshore Drilling	4,338,826
55,800	@, L	Forest Oil Corp.	2,767,680
67,800	@, L	Mariner Energy, Inc.	1,389,900
93,000		Murphy Oil Corp.	5,965,020
152,500	@, L	Nabors Industries Ltd.	3,800,300
111,900	@, L	Newfield Exploration Co.	3,579,681
54,950	@	SandRidge Energy, Inc.	1,077,020
59,100	L	Sunoco, Inc.	2,102,778
87,000	@	Ultra Petroleum Corp.	4,814,580
			39,060,153
		Oil & Gas Services: 4.0%
183,600		BJ Services Co.	3,512,268
153,100	@	Cameron International Corp.	5,900,474
54,300	@, L	Complete Production Services, Inc.	1,093,059
61,600	L	Core Laboratories NV	6,241,312
110,900	@	FMC Technologies, Inc.	5,162,395
97,600		Smith International, Inc.	5,723,264
121,600	@, L	Tetra Technologies, Inc.	1,684,160
			29,316,932
		Pharmaceuticals: 2.6%
111,164		Allergan, Inc.	5,724,946
45,500	@, L	BioMarin Pharmaceuticals, Inc.	1,205,295
37,600	@, L	Cephalon, Inc.	2,913,624
90,200	@, L	Elan Corp. PLC ADR	962,434
96,300	@	Express Scripts, Inc.	7,108,866
108,600	@, L	Warner Chilcott Ltd.	1,642,032
			19,557,197
		Pipelines: 0.4%
123,900		Williams Cos., Inc.	2,930,235
			2,930,235
		Retail: 6.9%
43,000		Advance Auto Parts, Inc.	1,705,380
59,100	@	AnnTaylor Stores Corp.	1,219,824
132,300	@, L	Bed Bath & Beyond, Inc.	4,155,543
19,400	@	Chipotle Mexican Grill, Inc.	906,950
65,400	@, L	Dick’s Sporting Goods, Inc.	1,280,532
79,000		Family Dollar Stores, Inc.	1,872,300
41,600	L	Men’s Wearhouse, Inc.	883,584
65,100	@, L	O’Reilly Automotive, Inc.	1,742,727
36,600	@, L	Panera Bread Co.	1,862,940
83,300		Petsmart, Inc.	2,058,343
118,900		Ross Stores, Inc.	4,376,709
119,655		Staples, Inc.	2,692,238
155,000	@	Starbucks Corp.	2,304,850
105,400	L	Tiffany & Co.	3,743,808
86,050	L	Tim Hortons, Inc.	2,549,662
184,500		TJX Cos., Inc.	5,630,940
36,100	@, L	Tractor Supply Co.	1,518,005
72,500	@, L	Urban Outfitters, Inc.	2,310,575
91,700		Williams-Sonoma, Inc.	1,483,706
204,100		Yum! Brands, Inc.	6,655,697
			50,954,313
		Semiconductors: 6.4%
196,100	L	Altera Corp.	4,055,348
149,500		Analog Devices, Inc.	3,939,325
229,750	@	Broadcom Corp.	4,280,243
121,400	@	Fairchild Semiconductor International, Inc.	1,079,246
133,500	@	Integrated Device Technology, Inc.	1,038,630
69,200		Intersil Corp.	1,147,336
31,800		KLA-Tencor Corp.	1,006,470
39,000	@, L	Lam Research Corp.	1,228,110
143,600	L	Linear Technology Corp.	4,402,776
307,600	@	Marvell Technology Group Ltd.	2,860,680
86,100		Maxim Integrated Products	1,558,410
86,100	@	MEMC Electronic Materials, Inc.	2,433,186

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Semiconductors (continued)
115,700	L	Microchip Technology, Inc.		$3,405,051
142,600		National Semiconductor Corp.		2,454,146
189,400	@, L	ON Semiconductor Corp.		1,280,344
112,900	@, L	QLogic Corp.		1,734,144
74,700	@, L	Silicon Laboratories, Inc.		2,293,290
113,400	@, L	Teradyne, Inc.		885,654
56,500	@, L	Varian Semiconductor Equipment Associates, Inc.		1,419,280
209,500	L	Xilinx, Inc.		4,912,775
				47,414,444
		Software: 6.3%
215,560	@, L	Activision Blizzard, Inc.		3,326,091
46,200	@	Adobe Systems, Inc.		1,823,514
116,600	@, L	American Reprographics Co.		2,011,350
52,000	@, L	Ansys, Inc.		1,969,240
139,200	@, L	Autodesk, Inc.		4,670,160
72,600	@, L	BMC Software, Inc.		2,078,538
77,500	@	Check Point Software Technologies		1,762,350
79,600	@	Citrix Systems, Inc.		2,010,696
28,000		Dun & Bradstreet Corp.		2,642,080
132,400	@	Electronic Arts, Inc.		4,897,476
39,700		Fidelity National Information Services, Inc.		732,862
35,000	@	Fiserv, Inc.		1,656,200
152,600	@	Intuit, Inc.		4,823,686
194,200	@, L	Red Hat, Inc.		2,926,594
85,600	@	Salesforce.com, Inc.		4,143,040
148,400	L	Satyam Computer Services Ltd. ADR		2,396,660
65,300		SEI Investments Co.		1,449,660
77,600	@, L	THQ, Inc.		934,304
				46,254,501
		Telecommunications: 4.4%
183,400	@	American Tower Corp.		6,596,898
219,400	@	Crown Castle International Corp.		6,356,018
138,000	@, L	JDS Uniphase Corp.		1,167,480
262,200	@, L	Juniper Networks, Inc.		5,524,554
76,600	@, L	Leap Wireless International, Inc.		2,918,460
125,000	@, L	MetroPCS Communications, Inc.		1,748,750
64,100	@, L	NeuStar, Inc.		1,274,949
66,600	@	NII Holdings, Inc.		2,525,472
184,550	@, L	SBA Communications Corp.		4,774,309
				32,886,890
		Toys/Games/Hobbies: 0.2%
86,300		Mattel, Inc.		1,556,852
				1,556,852
		Transportation: 2.2%
104,100	L	CH Robinson Worldwide, Inc.		5,304,936
160,800		Expeditors International Washington, Inc.		5,602,272
115,900		Landstar System, Inc.		5,106,554
				16,013,762
		Total Common Stock
		(Cost $817,028,753)		738,891,525

SHORT-TERM INVESTMENTS: 27.0%
		Affiliated Mutual Fund: 0.0%
1,000		T. Rowe Price Reserve Investment Fund		1,000
		Total Mutual Fund
		(Cost $1,000)		1,000

Principal Amount				Value
		Securities Lending Collateral(cc): 27.0%
$201,584,078		Bank of New York Mellon Corp. Institutional Cash Reserves		$199,497,406
		Total Securities Lending Collateral
		(Cost $201,584,078)		199,497,406
		Total Short-Term Investments
		(Cost $201,585,078)		199,498,406
		Total Investments in Securities	127.0%	$938,389,931
		(Cost $1,018,613,831)*	(27.0)	(199,654,630)
		Other Assets and Liabilities - Net	100.0%	$738,735,301
		Net Assets

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $1,019,996,473.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$76,915,117
		Gross Unrealized Depreciation		(158,521,659)
		Net Unrealized Depreciation		$(81,606,542)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$936,831,521	$—
Level 2 - Other Significant Observable Inputs	1,558,410	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$938,389,931	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Aerospace/Defense: 0.5%
74,500		General Dynamics Corp.	$5,484,690
			5,484,690
		Apparel: 0.7%
116,700		Nike, Inc.	7,807,230
			7,807,230
		Banks: 1.2%
72,800		Northern Trust Corp.	5,256,160
139,300		State Street Corp.	7,923,384
			13,179,544
		Beverages: 2.3%
176,000		Coca-Cola Co.	9,306,880
229,400		PepsiCo, Inc.	16,349,338
			25,656,218
		Biotechnology: 4.4%
30,100	@	Amgen, Inc.	1,784,027
96,958	@	Celgene Corp.	6,135,502
212,500	@	Genentech, Inc.	18,844,500
502,000	@	Gilead Sciences, Inc.	22,881,160
			49,645,189
		Chemicals: 3.3%
191,200		Monsanto Co.	18,924,976
38,800	L	Potash Corp. of Saskatchewan	5,121,988
178,000		Praxair, Inc.	12,769,720
			36,816,684
		Commercial Services: 5.3%
419,200		Accenture Ltd.	15,929,600
344,900		Automatic Data Processing, Inc.	14,744,475
15,100		Mastercard, Inc.	2,677,683
131,700		McKesson Corp.	7,086,777
205,031	L	Moody’s Corp.	6,971,054
26,300		Visa, Inc.	1,614,557
423,500		Western Union Co.	10,447,745
			59,471,891
		Computers: 3.6%
263,300	@	Apple, Inc.	29,926,678
311,400	@	Dell, Inc.	5,131,872
303,200	@	EMC Corp.	3,626,272
34,200	@	Research In Motion Ltd.	2,335,860
			41,020,682
		Cosmetics/Personal Care: 1.4%
226,980		Procter & Gamble Co.	15,818,236
			15,818,236
		Diversified Financial Services: 2.6%
21,300	L	Blackrock, Inc.	4,142,850
1,162,697		BM&F BOVESPA SA	5,120,291
95,600		Franklin Resources, Inc.	8,425,228
64,700		Goldman Sachs Group, Inc.	8,281,600
293,600		Redecard SA	3,656,692
			29,626,661
		Electric: 0.5%
504,200	@	AES Corp.	5,894,098
			5,894,098
		Electronics: 0.7%
166,500	@, L	Dolby Laboratories, Inc.	5,859,135
205,276	@	HON HAI Precision Industry GDR	1,445,622
			7,304,757
		Engineering & Construction: 0.5%
75,000	@	Foster Wheeler Ltd.	2,708,250
114,700	@, L	McDermott International, Inc.	2,930,585
			5,638,835
		Entertainment: 0.5%
324,600		International Game Technology	5,576,628
			5,576,628
		Food: 1.8%
108,456		Groupe Danone	7,692,970
143,000		Nestle SA	6,180,108
211,900		Sysco Corp.	6,532,877
			20,405,955
		Healthcare - Products: 7.4%
63,800		Alcon, Inc.	10,304,338
116,000		Baxter International, Inc.	7,613,080
120,900		Becton Dickinson & Co.	9,703,434
229,450		Covidien Ltd.	12,335,232
90,000		Densply International, Inc.	3,378,600
15,100	@, L	Intuitive Surgical, Inc.	3,638,798
380,400		Medtronic, Inc.	19,058,040

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
166,500	@	St. Jude Medical, Inc.	$7,241,085
162,100	L	Stryker Corp.	10,098,830
			83,371,437
		Healthcare - Services: 4.0%
386,200		Aetna, Inc.	13,945,682
263,200		Cigna Corp.	8,943,536
138,900	@, L	Humana, Inc.	5,722,680
362,500	@	WellPoint, Inc.	16,954,125
			45,566,023
		Insurance: 0.7%
137,700		Assurant, Inc.	7,573,500
			7,573,500
		Internet: 8.4%
343,400	@, L	Amazon.com, Inc.	24,985,784
328,140	@	Expedia, Inc.	4,958,195
94,100	@	Google, Inc. - Class A	37,688,932
137,800	@, L	McAfee, Inc.	4,679,688
32,759	@, L	Priceline.com, Inc.	2,241,698
1,065,200		Tencent Holdings Ltd.	7,785,915
485,820	@, L	VeriSign, Inc.	12,670,186
			95,010,398
		Lodging: 0.5%
153,500	@, L	Las Vegas Sands Corp.	5,542,885
			5,542,885
		Machinery - Construction & Mining: 0.3%
77,000	L	Joy Global, Inc.	3,475,780
			3,475,780
		Machinery - Diversified: 0.7%
166,100		Deere & Co.	8,221,950
			8,221,950
		Media: 2.9%
694,400	L	McGraw-Hill Cos., Inc.	21,949,984
132,800		Naspers Ltd.	2,622,979
378,900		Shaw Communications, Inc. - Class B	7,703,037
			32,276,000
		Mining: 1.7%
339,100		BHP Billiton Ltd.	8,772,743
83,300		Freeport-McMoRan Copper & Gold, Inc.	4,735,605
356,100	L	Kinross Gold Corp.	5,740,332
			19,248,680
		Miscellaneous Manufacturing: 3.1%
503,000	L	Danaher Corp.	34,908,202
			34,908,202
		Oil & Gas: 4.8%
76,400		Chevron Corp.	6,301,472
101,700		EOG Resources, Inc.	9,098,082
224,138		ExxonMobil Corp.	17,406,557
316,200		Petroleo Brasileiro SA ADR	11,832,204
68,800		Suncor Energy, Inc.	2,899,232
98,015		Total SA	5,954,390
			53,491,937
		Oil & Gas Services: 5.5%
164,400	L	Baker Hughes, Inc.	9,952,776
155,000	@	Cameron International Corp.	5,973,700
432,800		Schlumberger Ltd.	33,797,352
208,300		Smith International, Inc.	12,214,712
			61,938,540
		Pharmaceuticals: 5.3%
221,700	L	Allergan, Inc.	11,417,550
422,500	@, L	Elan Corp. PLC ADR	4,508,075
157,600	@	Express Scripts, Inc.	11,634,032
443,000	@	Medco Health Solutions, Inc.	19,935,000
330,000		Wyeth	12,190,200
			59,684,857
		Real Estate: 0.0%
49,264		DLF Ltd.	376,737
			376,737
		Retail: 3.5%
199,100		Costco Wholesale Corp.	12,927,563
251,626		CVS Caremark Corp.	8,469,731
217,200		Lojas Renner SA	2,532,802
458,500		Yum! Brands, Inc.	14,951,685
			38,881,781
		Semiconductors: 1.2%
292,400		Intel Corp.	5,476,652
884,600	@	Marvell Technology Group Ltd.	8,226,780
			13,703,432
		Software: 4.6%
252,000	@, L	Autodesk, Inc.	8,454,600
178,900	@	Electronic Arts, Inc.	6,617,511
112,700	@, L	Fiserv, Inc.	5,332,964
1,050,925		Microsoft Corp.	28,049,188
67,300	@	Salesforce.com, Inc.	3,257,320
			51,711,583

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Telecommunications: 9.6%
128,700		America Movil SA de CV ADR		$5,966,532
440,500	@	American Tower Corp.		15,844,785
379,100	@	Bharti Airtel Ltd.		6,430,079
658,600	@	Cisco Systems, Inc.		14,858,016
700,400	@	Crown Castle International Corp.		20,290,588
342,800	@, L	Juniper Networks, Inc.		7,222,796
166,000	@, L	Leap Wireless International, Inc.		6,324,600
309,400	@, L	MetroPCS Communications, Inc.		4,328,506
99,800	@	Mobile Telesystems Finance SA ADR		5,589,798
418,900		Qualcomm, Inc.		18,000,133
187,000		Vimpel-Communications OAO ADR		3,796,100
				108,651,933
		Toys/Games/Hobbies: 1.0%
27,400		Nintendo Co., Ltd.		11,622,362
				11,622,362
		Transportation: 1.2%
154,100	L	Expeditors International Washington, Inc.		5,368,844
108,200		Union Pacific Corp.		7,699,512
				13,068,356
		Total Common Stock
		(Cost $1,201,084,034)		1,077,673,671
SHORT-TERM INVESTMENTS: 10.6%
		Affiliated Mutual Fund: 3.1%
34,769,677		T. Rowe Price Reserve Investment Fund		34,769,677
		Total Mutual Fund
		(Cost $34,769,677)		34,769,677

Principal Amount				Value
		Securities Lending Collateral(cc): 7.5%
$86,498,325		Bank of New York Mellon Corp. Institutional Cash Reserves		$85,014,566
		Total Securities Lending Collateral
		(Cost $86,498,325)		85,014,566
		Total Short-Term Investments
		(Cost $121,268,002)		119,784,243
		Total Investments in Securities
		(Cost $1,322,352,036)*	106.3%	$1,197,457,914
		Other Assets and Liabilities - Net	(6.3)	(71,067,451)
		Net Assets	100.0%	$1,126,390,463

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $1,324,217,721.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$60,279,802
		Gross Unrealized Depreciation		(187,039,609)
		Net Unrealized Depreciation		$(126,759,807)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$1,138,574,009	$—
Level 2 - Other Significant Observable Inputs	58,883,905	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,197,457,914	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.6%
		Australia: 0.5%
184,872		National Australia Bank Ltd.	$3,731,175
			3,731,175
		Austria: 1.0%
428,880		Telekom Austria AG	7,546,039
			7,546,039
		Brazil: 2.0%
274,710		Empresa Brasileira de Aeronautica SA ADR	7,419,917
171,074		Petroleo Brasileiro SA ADR	7,518,702
			14,938,619
		Canada: 0.4%
66,400		George Weston Ltd.	3,210,659
			3,210,659
		China: 1.8%
2,147,600		Byd Co., Ltd.	3,594,473
979,000		China Shenhua Energy Co., Ltd.	2,401,410
14,180,000		China Telecom Corp., Ltd.	5,819,373
4,678,000	@	Shanghai Electric Group Co., Ltd.	1,426,140
			13,241,396
		Denmark: 0.1%
8,830	@	Vestas Wind Systems A/S	770,726
			770,726
		Finland: 0.3%
24,210		Stora Enso OYJ	238,998
53,870		Stora Enso OYJ (Euro Denominated Security)	526,368
89,060		UPM-Kymmene OYJ	1,389,543
			2,154,909
		France: 11.0%
115,640		Accor SA	6,175,915
529,729		AXA SA	17,340,297
109,170		Compagnie Generale des Etablissements Michelin	7,071,181
65,760		Electricite de France	4,755,319
315,870		France Telecom SA	8,860,007
50,316		Gaz de France	2,617,749
186,098		Sanofi-Aventis	12,235,082
243,370	@	Thomson	869,774
233,398		Total SA	14,178,878
220,000		Vivendi	6,897,139
			81,001,341
		Germany: 11.8%
175,000		Bayerische Motoren Werke AG	6,815,432
221,280		Celesio AG	9,647,755
438,480		Deutsche Post AG	9,198,171
269,802		E.ON AG	13,703,098
1,048,290	@	Infineon Technologies AG	5,879,447
80,900		Merck KGaA	8,627,416
24,570		Muenchener Rueckversicherungs AG	3,718,113
281,996		SAP AG	15,006,801
130,623		Siemens AG	12,286,012
20,600		Siemens AG ADR	1,934,134
			86,816,379
		Hong Kong: 1.1%
303,100		Cheung Kong Holdings Ltd. ADR	3,366,986
773,000		Hang Lung Properties Ltd.	1,819,669
284,000		Hutchison Whampoa Ltd.	2,181,274
83,500		Swire Pacific Ltd.	733,977
			8,101,906
		India: 2.5%
225,133		Housing Development Finance Corp.	10,470,087
324,080		ICICI Bank Ltd. ADR	7,622,362
			18,092,449
		Israel: 0.7%
216,590	@	Check Point Software Technologies	4,925,257
			4,925,257
		Italy: 4.9%
655,017		ENI S.p.A.	17,361,877
1,603,736		Intesa Sanpaolo S.p.A.	8,819,853
497,305		Mediaset S.p.A.	3,158,343
1,838,253		UniCredito Italiano S.p.A.	6,873,847
			36,213,920
		Japan: 5.9%
106,500		Canon, Inc.	4,037,508
141,800		Fuji Photo Film Co., Ltd.	3,655,730
108,000		Konica Minolta Holdings, Inc.	1,234,305
897,200		Mitsubishi UFJ Financial Group, Inc.	7,823,808
283,000		NGK Spark Plug Co., Ltd.	2,755,059
6,700		Nintendo Co., Ltd.	2,841,964

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
587,600		Nissan Motor Co., Ltd.	$3,973,224
318,100		Sony Corp.	9,809,444
839		Sumitomo Mitsui Financial Group, Inc.	5,260,249
42,900		Takeda Pharmaceutical Co., Ltd.	2,160,040
			43,551,331
		Netherlands: 6.5%
377,845		Koninklijke Philips Electronics NV	10,251,882
34,412		Randstad Holdings NV	904,846
555,283		Reed Elsevier NV	8,237,599
414,930		Royal Dutch Shell PLC - Class B	11,656,500
284,080		SBM Offshore NV	6,081,634
242,790		Unilever NV	6,834,251
183,009		Wolters Kluwer NV	3,709,247
			47,675,959
		Norway: 1.0%
593,330		Telenor ASA	7,388,417
			7,388,417
		Portugal: 0.8%
588,330		Portugal Telecom SGPS SA	5,916,306
10,942		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	80,913
			5,997,219
		Singapore: 2.5%
872,000		DBS Group Holdings Ltd.	10,391,837
536,930	@	Flextronics International Ltd.	3,801,464
1,745,000		Singapore Telecommunications Ltd.	3,988,605
			18,181,906
		South Korea: 2.1%
59,740	@	KB Financial Group, Inc. ADR	2,729,521
154,230		Korea Electric Power Corp. ADR	1,910,910
10,963		LG Electronics, Inc.	1,014,393
35,963	#	Samsung Electronics GDR	8,030,182
105,740		SK Telecom Co., Ltd. ADR	1,990,027
			15,675,033
		Spain: 3.9%
299,583		Banco Santander Central Hispano SA	4,492,032
196,921		Repsol YPF SA	5,835,919
773,295		Telefonica SA	18,387,030
			28,714,981
		Sweden: 1.6%
649,270		Atlas Copco AB	7,376,346
265,760		Nordea Bank AB	3,177,193
125,180		Securitas AB	1,410,020
74,900		Securitas Systems AB	106,590
			12,070,149
		Switzerland: 9.1%
18,990		ACE Ltd.	1,027,929
188,149		Adecco SA	8,173,486
55,150		Lonza Group AG	6,919,738
495,290		Nestle SA	21,405,215
403,686		Novartis AG	21,253,890
86,601		Swiss Reinsurance	4,806,828
202,992	@	UBS AG - Reg	3,469,629
			67,056,715
		Taiwan: 1.4%
1,271,668		Chinatrust Financial Holding Co., Ltd.	697,857
180,089	#	Compal Electronics, Inc. GDR	643,746
2,507,579		Taiwan Semiconductor Manufacturing Co., Ltd.	4,205,290
535,550		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,018,104
			10,564,997
		United Kingdom: 20.3%
864,150		Aviva PLC	7,516,536
954,610		BAE Systems PLC	7,037,282
817,200		BP PLC	6,805,847
466,300		British Sky Broadcasting PLC	3,469,218
1,088,777		Burberry Group PLC	7,698,750
380,266		Cadbury PLC	3,823,077
501,810		Compass Group PLC	3,112,214
769,187		GlaxoSmithKline PLC	16,662,575
1,193,600		HSBC Holdings PLC	19,062,731
2,327,345		Kingfisher PLC	5,548,248
571,780		Lloyds TSB Group PLC	2,297,569
142,270		National Grid PLC	1,805,838
3,014,080		Old Mutual PLC	4,218,844
342,700		Pearson PLC	3,712,711
264,350		Rexam PLC	1,878,164
736,650	@	Rolls-Royce Group PLC	4,460,368
1,876,641		Royal Bank of Scotland Group PLC	6,053,855
2,133		Schroders PLC - Non Voting	32,519
160,523		Smiths Group PLC	2,910,809
443,428		Standard Chartered PLC	10,910,736
1,531,440		Tesco PLC	10,651,093
5,499,776		Vodafone Group PLC	12,145,815
1,018,340		WM Morrison Supermarkets PLC	4,735,668

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
396,987		Wolseley PLC		$3,000,640
427,030		Yell Group PLC		590,921
				150,142,028
		United States: 0.4%
150,630		Invesco Ltd.		3,160,217
				3,160,217
		Total Common Stock
		(Cost $874,098,310)		690,923,727

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.6%
		U.S. Government Agency Obligations: 5.6%
$41,130,000	Z	Federal Home Loan Bank, 0.100%, due 10/01/08		$41,129,886
		Total Short-Term Investments
		(Cost $41,129,886)		41,129,886
		Total Investments in Securities
		(Cost $915,228,196)*	99.2%	$732,053,613
		Other Assets and Liabilities - Net	0.8	6,220,180
		Net Assets	100.0%	$738,273,793

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $916,357,691.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,773,374
		Gross Unrealized Depreciation		(193,077,452)
		Net Unrealized Depreciation		$(184,304,078)

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	2.6%
Apparel	1.0
Auto Manufacturers	1.5
Auto Parts & Equipment	1.3
Banks	13.4
Chemicals	0.9
Coal	0.3
Commercial Services	1.4
Computers	0.1
Distribution/Wholesale	0.4
Diversified Financial Services	2.4
Electric	3.0
Electrical Components & Equipment	0.6
Electronics	1.9
Energy - Alternate Sources	0.1
Food	6.9
Food Service	0.4
Forest Products & Paper	0.3
Gas	0.4
Holding Companies - Diversified	0.4
Home Furnishings	1.5
Insurance	5.2
Lodging	0.8
Machinery - Construction & Mining	1.0
Machinery - Diversified	0.2
Media	4.0
Miscellaneous Manufacturing	3.0
Office/Business Equipment	0.6
Oil & Gas	8.6
Oil & Gas Services	0.8
Packaging & Containers	0.3
Pharmaceuticals	9.6
Real Estate	0.7
Retail	0.8
Semiconductors	3.1
Software	2.7
Telecommunications	9.8
Toys/Games/Hobbies	0.4
Transportation	1.2
Short-Term Investments	5.6
Other Assets and Liabilities - Net	0.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$65,363,261	$—
Level 2 - Other Significant Observable Inputs	666,690,352	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$732,053,613	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 89.2%
		Airlines: 0.4%
230,700	@, L	JetBlue Airways Corp.	$1,141,965
			1,141,965
		Auto Manufacturers: 3.0%
233,500		Toyota Motor Corp.	9,982,711
			9,982,711
		Banks: 2.3%
233,692		Fifth Third Bancorp.	2,780,935
138,142		US Bancorp.	4,975,875
			7,756,810
		Beverages: 2.0%
255,025	@, L	Dr Pepper Snapple Group, Inc.	6,753,062
			6,753,062
		Biotechnology: 4.4%
55,400	@	Genentech, Inc.	4,912,872
215,800	@	Gilead Sciences, Inc.	9,836,164
			14,749,036
		Chemicals: 1.7%
79,535		Praxair, Inc.	5,705,841
			5,705,841
		Commercial Services: 1.8%
351,741	@, L	Hertz Global Holdings, Inc.	2,662,679
104,900	L	Paychex, Inc.	3,464,847
			6,127,526
		Computers: 3.7%
25,305	@	Apple, Inc.	2,876,166
575,500	@	Dell, Inc.	9,484,240
64,800		Seagate Technology, Inc. - Escrow	1
			12,360,407
		Diversified Financial Services: 4.1%
166,600	L	CIT Group, Inc.	1,159,536
44,174		Goldman Sachs Group, Inc.	5,654,272
282,200		Hong Kong Exchanges and Clearing Ltd.	3,475,695
71,350		JPMorgan Chase & Co.	3,332,045
			13,621,548
		Electric: 2.8%
104,965		Entergy Corp.	9,342,935
			9,342,935
		Healthcare - Products: 2.0%
114,600	@, L	Varian Medical Systems, Inc.	6,547,098
			6,547,098
		Insurance: 9.5%
186,604		ACE Ltd.	10,100,875
234,100		Allstate Corp.	10,796,692
228,800		Cincinnati Financial Corp.	6,507,072
98,300		Hartford Financial Services Group, Inc.	4,029,317
			31,433,956
		Internet: 1.6%
79,441	@, L	Priceline.com, Inc.	5,436,148
			5,436,148
		Leisure Time: 0.9%
98,300	@, L	Life Time Fitness, Inc.	3,073,841
			3,073,841
		Media: 7.4%
652,100		Comcast Corp. – Special Class A	12,859,411
444,000	@, L	DIRECTV Group, Inc.	11,619,480
			24,478,891
		Oil & Gas: 13.7%
158,100		ConocoPhillips	11,580,825
175,600		ExxonMobil Corp.	13,637,096
240,000		Marathon Oil Corp.	9,568,800
190,200	@	OAO Gazprom ADR	6,078,107
41,850	@	Transocean, Inc.	4,596,804
			45,461,632
		Pharmaceuticals: 5.9%
245,875	L	Eli Lilly & Co.	10,825,876
20,700		Roche Holding AG	3,240,418
121,600	L	Teva Pharmaceutical Industries Ltd. ADR	5,568,064
			19,634,358
		Retail: 0.7%
2,922,700	@, L	Rite Aid Corp.	2,455,068
			2,455,068
		Semiconductors: 3.9%
506,000		Intel Corp.	9,477,380
500,025	@, L	ON Semiconductor Corp.	3,380,169
			12,857,549

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Software: 4.5%
208,379	@, L	Eclipsys Corp.		$4,365,540
394,700		Microsoft Corp.		10,534,543
				14,900,083
		Telecommunications: 12.9%
470,600		AT&T, Inc.		13,139,152
376,600		China Mobile Ltd.		3,772,657
420,689		Corning, Inc.		6,579,576
234,750	@	Crown Castle International Corp.		6,800,708
245,200		France Telecom SA		6,877,746
2,154,600	@, L	Level 3 Communications, Inc.		5,817,420
				42,987,259
		Total Common Stock
		(Cost $350,067,409)		296,807,724
PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
25,300		CIT Group, Inc.		833,129
		Total Preferred Stock
		(Cost $1,265,000)		833,129
		Total Long-Term Investments
		(Cost $351,332,409)		297,640,853
SHORT-TERM INVESTMENTS: 21.9%
		Affiliated Mutual Fund: 8.8%
29,264,753		ING Institutional Prime Money Market Fund - Class I		29,264,753
		Total Mutual Fund
		(Cost $29,264,753)		29,264,753

Principal Amount				Value
		Securities Lending Collateral(cc): 13.1%
$44,239,005		Bank of New York Mellon Corp. Institutional Cash Reserves		$43,766,677
		Total Securities Lending Collateral
		(Cost $44,239,005)		43,766,677
		Total Short-Term Investments
		(Cost $73,503,758)		73,031,430
		Total Investments in Securities
		(Cost $424,836,167)*	111.3%	$370,672,283
		Other Assets and Liabilities - Net	(11.3)	(37,766,622)
		Net Assets	100.0%	$332,905,661

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $426,309,395.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,279,077
		Gross Unrealized Depreciation		(58,916,189)
		Net Unrealized Depreciation		$(55,637,112)

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$336,411,819	$—
Level 2 - Other Significant Observable Inputs	34,260,464	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$370,672,283	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Advertising: 2.2%
493,600	@, L	Interpublic Group of Cos., Inc.	$3,825,400
111,900	L	Omnicom Group	4,314,864
			8,140,264
		Airlines: 0.5%
127,400	L	Southwest Airlines Co.	1,848,574
			1,848,574
		Apparel: 0.5%
77,100	@	Coach, Inc.	1,930,584
			1,930,584
		Auto Manufacturers: 1.4%
136,250	L	Paccar, Inc.	5,203,388
			5,203,388
		Auto Parts & Equipment: 3.0%
140,600		BorgWarner, Inc.	4,607,462
210,700		Johnson Controls, Inc.	6,390,531
			10,997,993
		Banks: 7.6%
116,592		Bank of New York Mellon Corp.	3,798,567
39,700	L	City National Corp.	2,155,710
412,300		Fifth Third Bancorp.	4,906,370
111,200	L	SunTrust Bank	5,002,888
332,000	L	Wells Fargo & Co.	12,459,960
			28,323,495
		Beverages: 0.9%
161,300	@, L	Constellation Brands, Inc.	3,461,498
			3,461,498
		Biotechnology: 4.5%
65,700	@	Amgen, Inc.	3,894,039
122,400	@	Genzyme Corp.	9,900,936
43,300	@, L	Millipore Corp.	2,979,040
			16,774,015
		Building Materials: 1.6%
337,700		Masco Corp.	6,058,338
			6,058,338
		Coal: 1.0%
85,900	L	Peabody Energy Corp.	3,865,500
			3,865,500
		Commercial Services: 0.6%
52,400		Pharmaceutical Product Development, Inc.	2,166,740
			2,166,740
		Computers: 2.5%
120,300		Hewlett-Packard Co.	5,562,672
203,100	@	NetApp, Inc.	3,702,513
71,600		Seagate Technology, Inc. - Escrow	1
			9,265,186
		Diversified Financial Services: 6.0%
536,566		Citigroup, Inc.	11,004,969
265,300		Discover Financial Services	3,666,446
15,200		Goldman Sachs Group, Inc.	1,945,600
249,500		Morgan Stanley	5,738,500
			22,355,515
		Electric: 3.4%
95,000		American Electric Power Co., Inc.	3,517,850
120,600	L	Exelon Corp.	7,551,972
74,200		Pepco Holdings, Inc.	1,699,922
			12,769,744
		Food: 1.5%
176,600		Sysco Corp.	5,444,578
			5,444,578
		Gas: 1.6%
91,400		NiSource, Inc.	1,349,064
90,100		Sempra Energy	4,547,347
			5,896,411
		Healthcare - Products: 4.9%
72,800		Covidien Ltd.	3,913,728
127,914		Johnson & Johnson	8,861,882
71,600		Medtronic, Inc.	3,587,160
29,000	@	Zimmer Holdings, Inc.	1,872,240
			18,235,010
		Healthcare - Services: 1.0%
37,400	@	DaVita, Inc.	2,132,174
66,200		UnitedHealth Group, Inc.	1,680,818
			3,812,992

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 1.1%
69,800		Fortune Brands, Inc.	$4,003,728
			4,003,728
		Insurance: 5.0%
55,500		ACE Ltd.	3,004,215
127,300		Aflac, Inc.	7,478,875
69,000		Hartford Financial Services Group, Inc.	2,828,310
120,900	L	Principal Financial Group, Inc.	5,257,941
			18,569,341
		Internet: 0.3%
65,504	@	Symantec Corp.	1,282,568
			1,282,568
		Leisure Time: 1.9%
155,300	L	Carnival Corp.	5,489,855
75,000	L	Royal Caribbean Cruises Ltd.	1,556,250
			7,046,105
		Lodging: 0.8%
101,200		Starwood Hotels & Resorts Worldwide, Inc.	2,847,768
			2,847,768
		Media: 3.8%
496,000		Comcast Corp. – Class A	9,736,480
363,600		News Corp. - Class A	4,359,564
			14,096,044
		Miscellaneous Manufacturing: 6.3%
500,400		General Electric Co.	12,760,200
177,900		Illinois Tool Works, Inc.	7,907,655
81,400		Pall Corp.	2,799,346
			23,467,201
		Oil & Gas: 4.6%
72,200		Chevron Corp.	5,955,056
31,100		EOG Resources, Inc.	2,782,206
107,300		Marathon Oil Corp.	4,278,051
49,000	L	Sunoco, Inc.	1,743,420
40,800	@, L	Ultra Petroleum Corp.	2,257,872
			17,016,605
		Oil & Gas Services: 4.2%
123,600		Baker Hughes, Inc.	7,482,744
250,000		Halliburton Co.	8,097,500
			15,580,244
		Pharmaceuticals: 6.4%
88,000	L	Allergan, Inc.	4,532,000
17,700	@, L	Cephalon, Inc.	1,371,573
109,800	@	Medco Health Solutions, Inc.	4,941,000
248,200		Schering-Plough Corp.	4,584,254
221,600		Wyeth	8,185,904
			23,614,731
		Retail: 1.0%
238,400	@	Starbucks Corp.	3,545,008
			3,545,008
		Semiconductors: 6.6%
229,600		Analog Devices, Inc.	6,049,960
115,200	@	Broadcom Corp.	2,146,176
636,700		Intel Corp.	11,925,390
182,500		Xilinx, Inc.	4,279,625
			24,401,151
		Software: 4.6%
155,500	@, L	Intuit, Inc.	4,915,355
357,700		Microsoft Corp.	9,547,013
93,000	@, L	VMware, Inc.	2,477,520
			16,939,888
		Telecommunications: 3.1%
199,700		AT&T, Inc.	5,575,624
4,849	@, L	Nortel Networks Corp.	10,862
950,589	L	Sprint Nextel Corp.	5,798,593
			11,385,079
		Transportation: 4.3%
59,300		Burlington Northern Santa Fe Corp.	5,481,099
103,700		FedEx Corp.	8,196,448
38,800	L	Ryder System, Inc.	2,405,600
			16,083,147
		Total Common Stock
		(Cost $429,632,067)	366,428,433
SHORT-TERM INVESTMENTS: 19.0%
		Affiliated Mutual Fund: 1.9%
7,080,982		ING Institutional Prime Money Market Fund - Class I	7,080,982
		Total Mutual Fund
		(Cost $7,080,982)	7,080,982

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 17.1%
$64,326,510		Bank of New York Mellon Corp. Institutional Cash Reserves		$63,610,104
		Total Securities Lending Collateral
		(Cost $64,326,510)		63,610,104
		Total Short-Term Investments
		(Cost $71,407,492)		70,691,086
		Total Investments in Securities
		(Cost $501,039,559)*	117.7%	$437,119,519
		Other Assets and Liabilities - Net	(17.7)	(65,685,068)
		Net Assets	100.0%	$371,434,451

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

	*	Cost for federal income tax purposes is $502,699,734.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,941,506
		Gross Unrealized Depreciation		(78,521,721)
		Net Unrealized Depreciation		$(65,580,215)

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$437,119,519	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$437,119,519	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Agriculture: 1.1%
216,500	L	Altria Group, Inc.	$4,295,360
103,300		Philip Morris International, Inc.	4,968,730
			9,264,090
		Airlines: 1.0%
550,100		Southwest Airlines Co.	7,981,951
			7,981,951
		Banks: 10.0%
1,020,900		Bank of America Corp.	35,731,500
538,631		Bank of New York Mellon Corp.	17,548,598
38,300	L	Barclays PLC ADR	946,010
116,500		PNC Financial Services Group, Inc.	8,702,550
160,600		US Bancorp.	5,784,812
333,200		Wells Fargo & Co.	12,504,996
			81,218,466
		Beverages: 2.7%
297,000		Coca-Cola Co.	15,705,360
226,516	@, L	Dr Pepper Snapple Group, Inc.	5,998,144
			21,703,504
		Chemicals: 1.6%
314,688		EI Du Pont de Nemours & Co.	12,681,926
			12,681,926
		Commercial Services: 0.3%
98,500		Western Union Co.	2,429,995
			2,429,995
		Computers: 4.5%
97,600	@, L	Computer Sciences Corp.	3,922,544
554,300	@	Dell, Inc.	9,134,864
165,900		Hewlett-Packard Co.	7,671,216
134,300		International Business Machines Corp.	15,707,728
			36,436,352
		Cosmetics/Personal Care: 0.7%
80,100		Procter & Gamble Co.	5,582,169
			5,582,169
		Diversified Financial Services: 6.4%
1,173,500		Citigroup, Inc.	24,068,485
21,300		Goldman Sachs Group, Inc.	2,726,400
444,900		JPMorgan Chase & Co.	20,776,830
157,200	L	Merrill Lynch & Co., Inc.	3,977,160
			51,548,875
		Electronics: 0.1%
65,080	@, L	Flextronics International Ltd.	460,766
34,550	@, L	Kemet Corp.	46,988
			507,754
		Food: 7.9%
445,187	L	Cadbury PLC ADR	18,225,956
789,640		Kraft Foods, Inc.	25,860,710
329,400		Sara Lee Corp.	4,160,322
558,100	L	Unilever NV ADR	15,716,096
			63,963,084
		Forest Products & Paper: 4.3%
1,341,077	L	International Paper Co.	35,109,396
			35,109,396
		Healthcare - Products: 1.0%
671,200	@	Boston Scientific Corp.	8,235,624
			8,235,624
		Healthcare - Services: 0.8%
123,100		UnitedHealth Group, Inc.	3,125,509
76,100	@	WellPoint, Inc.	3,559,197
			6,684,706
		Household Products/Wares: 1.3%
162,800		Kimberly-Clark Corp.	10,555,952
			10,555,952
		Insurance: 9.5%
58,500		Aflac, Inc.	3,436,875
1,420	@	Berkshire Hathaway, Inc. - Class B	6,240,900
604,860		Chubb Corp.	33,206,814
178,700		Genworth Financial, Inc.	1,538,607
199,500		Hartford Financial Services Group, Inc.	8,177,505
189,000	L	Metlife, Inc.	10,584,000
69,070		Torchmark Corp.	4,130,386
212,705		Travelers Cos., Inc.	9,614,266
			76,929,353
		Internet: 2.8%
658,200	@	eBay, Inc.	14,730,516
621,675	@, L	Liberty Media Corp. - Interactive - Class A	8,025,824
			22,756,340

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Machinery - Diversified: 0.1%
22,770	L	Cognex Corp.		$459,043
				459,043
		Media: 13.0%
1,856,700		Comcast Corp. – Class A		36,447,022
397,240	@, L	Liberty Media Corp. - Entertainment		9,919,083
674,200		News Corp. - Class B		8,191,530
1,894,500	L	Time Warner, Inc.		24,836,895
1,034,450	@	Viacom - Class B		25,695,738
				105,090,268
		Mining: 0.2%
86,100		Alcoa, Inc.		1,944,138
				1,944,138
		Miscellaneous Manufacturing: 1.2%
366,700		General Electric Co.		9,350,850
				9,350,850
		Pharmaceuticals: 11.0%
94,600		Abbott Laboratories		5,447,068
922,800		Bristol-Myers Squibb Co.		19,240,380
326,450		Cardinal Health, Inc.		16,087,456
135,100	L	Eli Lilly & Co.		5,948,453
97,600	L	GlaxoSmithKline PLC ADR		4,241,696
665,100		Pfizer, Inc.		12,264,444
31,200	L	Roche Holding Ltd. ADR		2,427,825
780,300		Schering-Plough Corp.		14,412,141
245,100		Wyeth		9,053,994
				89,123,457
		Retail: 6.9%
240,100		CVS Caremark Corp.		8,081,766
209,800	L	Home Depot, Inc.		5,431,722
161,900		JC Penney Co., Inc.		5,397,746
282,000		Lowe’s Cos., Inc.		6,680,580
314,300	L	Macy’s, Inc.		5,651,114
406,100		Wal-Mart Stores, Inc.		24,321,329
				55,564,257
		Semiconductors: 1.1%
287,780		Intel Corp.		5,390,119
118,200	L	KLA-Tencor Corp.		3,741,030
				9,131,149
		Software: 0.6%
178,400		Microsoft Corp.		4,761,496
				4,761,496
		Telecommunications: 5.9%
658,600	@, L	Alcatel SA ADR		2,529,024
553,100		AT&T, Inc.		15,442,552
261,154	L	Telefonaktiebolaget LM Ericsson ADR		2,462,682
852,200		Verizon Communications, Inc.		27,347,098
				47,781,356
		Total Common Stock
		(Cost $884,134,928)		776,795,551

Principal Amount				Value
SHORT-TERM INVESTMENTS: 7.0%
		Securities Lending Collateral(cc): 7.0%
$57,285,092		Bank of New York Mellon Corp. Institutional Cash Reserves		$56,439,321
		Total Short-Term Investments
		(Cost$57,285,092)		56,439,321
		Total Investments in Securities
		(Cost $941,420,020)*	103.0%	$833,234,872
		Other Assets and Liabilities - Net	(3.0)	(23,952,800)
		Net Assets	100.0%	$809,282,072

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $945,633,673.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$31,798,377
		Gross Unrealized Depreciation		(144,197,178)
		Net Unrealized Depreciation		$(112,398,801)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1 - Quoted Prices	$833,234,872	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$833,234,872	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 57.9%
		Aerospace/Defense: 1.1%
168,970		Raytheon Co.	$9,041,585
			9,041,585
		Agriculture: 1.0%
147,140		Altria Group, Inc.	2,919,258
106,180		Philip Morris International, Inc.	5,107,258
			8,026,516
		Airlines: 0.3%
125,800	@	Continental Airlines, Inc.	2,098,344
60,400	@	UAL Corp.	530,916
			2,629,260
		Banks: 4.1%
252,224		Bank of America Corp.	8,827,840
15,010		Capital One Financial Corp.	765,510
181,737		Keycorp.	2,169,940
130,951		Mitsubishi UFJ Financial Group, Inc. ADR	1,144,512
247,800		Mizuho Financial Group, Inc. ADR	2,160,816
151,833		PNC Financial Services Group, Inc.	11,341,925
306		Sumitomo Mitsui Financial Group, Inc.	1,812,609
129,318		SunTrust Bank	5,818,017
			34,041,169
		Beverages: 0.9%
144,560		Coca-Cola Co.	7,644,333
			7,644,333
		Chemicals: 2.1%
204,970		Bayer AG ADR	14,948,360
70,380		EI Du Pont de Nemours & Co.	2,836,314
			17,784,674
		Computers: 1.1%
82,690	@	EMC Corp.	988,972
172,086		Hewlett-Packard Co.	7,957,257
			8,946,229
		Cosmetics/Personal Care: 1.1%
91,250		Estee Lauder Cos., Inc.	4,554,288
68,160		Procter & Gamble Co.	4,750,070
			9,304,358
		Diversified Financial Services: 6.6%
294,505		Charles Schwab Corp.	7,657,130
587,524		Citigroup, Inc.	12,050,117
18,400		Goldman Sachs Group, Inc.	2,355,200
669,083		JPMorgan Chase & Co.	31,246,176
92,320		Merrill Lynch & Co., Inc.	2,335,696
			55,644,319
		Electric: 3.0%
316,450		American Electric Power Co., Inc.	11,718,144
11,000	C	CenterPoint Energy Resources Corp.	362,010
51,162		Entergy Corp.	4,553,930
123,660		FirstEnergy Corp.	8,283,983
			24,918,067
		Food: 3.6%
213,418		Cadbury PLC ADR	8,737,333
235,660		Kraft Foods, Inc.	7,717,865
500,560		Unilever NV ADR	14,095,770
			30,550,968
		Healthcare - Products: 1.4%
373,610	@	Boston Scientific Corp.	4,584,195
126,340		Covidien Ltd.	6,792,038
6	@	Edwards Lifesciences Corp.	347
			11,376,580
		Home Furnishings: 0.3%
81,900		Sony Corp. ADR	2,528,253
			2,528,253
		Household Products/Wares: 0.4%
47,270		Kimberly-Clark Corp.	3,064,987
			3,064,987
		Insurance: 5.0%
96,288		Aegon NV ADR	845,409

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
169,932		Chubb Corp.	$9,329,267
72,080		Hartford Financial Services Group, Inc.	2,954,559
607,788		Marsh & McLennan Cos., Inc.	19,303,335
201,137		Travelers Cos., Inc.	9,091,392
			41,523,962
		Internet: 1.1%
351,660	@	eBay, Inc.	7,870,151
83,815	@	Symantec Corp.	1,641,098
			9,511,249
		Leisure Time: 0.3%
72,851		Harley-Davidson, Inc.	2,717,342
			2,717,342
		Media: 4.0%
434,854		Comcast Corp. – Class A	8,536,184
1,107,236		Time Warner, Inc.	14,515,864
405,442	@	Viacom - Class B	10,071,179
			33,123,227
		Mining: 0.4%
96,080		Newmont Mining Corp.	3,724,061
			3,724,061
		Miscellaneous Manufacturing: 1.7%
264,160		General Electric Co.	6,736,080
48,840		Siemens AG ADR	4,585,588
91,140		Tyco International Ltd.	3,191,723
			14,513,391
		Oil & Gas: 4.5%
69,560		BP PLC ADR	3,489,825
45,260		ConocoPhillips	3,315,295
39,750		Devon Energy Corp.	3,625,200
89,370		ExxonMobil Corp.	6,940,474
132,420		Occidental Petroleum Corp.	9,328,989
183,650		Royal Dutch Shell PLC ADR - Class A	10,837,187
			37,536,970
		Oil & Gas Services: 0.3%
37,070		Schlumberger Ltd.	2,894,796
			2,894,796
		Pharmaceuticals: 7.2%
222,680		Abbott Laboratories	12,821,914
430,640		Bristol-Myers Squibb Co.	8,978,844
75,720		Cardinal Health, Inc.	3,731,482
140,490		Novartis AG ADR	7,423,492
98,270		Roche Holding Ltd. ADR	7,646,870
713,380		Schering-Plough Corp.	13,176,129
181,870		Wyeth	6,718,278
			60,497,009
		Retail: 3.4%
274,154		Home Depot, Inc.	7,097,847
202,930		Macy’s, Inc.	3,648,681
218,500	@	Starbucks Corp.	3,249,095
239,320		Wal-Mart Stores, Inc.	14,332,875
			28,328,498
		Semiconductors: 0.7%
333,257		Intel Corp.	6,241,904
12	@	Macrovision Solutions Corp.	185
			6,242,089
		Software: 0.2%
84,000	@	Oracle Corp.	1,706,040
			1,706,040
		Telecommunications: 2.1%
912,860	@	Alcatel SA ADR	3,505,382
237,180	@	Cisco Systems, Inc.	5,350,781
283,681		Verizon Communications, Inc.	9,103,323
			17,959,486
		Total Common Stock (Cost $499,685,004)	485,779,418
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
29,550		KBW Regional Banking ETF	1,049,025
5,120		Regional Bank Holders Trust	549,171
		Total Exchange-Traded Funds (Cost $1,675,282)	1,598,196

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 3.9%
		Advertising: 0.1%
900	#, P	Interpublic Group of Cos., Inc.	$593,100
			593,100
		Agriculture: 0.2%
45,000		Archer-Daniels-Midland Co.	1,344,150
			1,344,150
		Auto Manufacturers: 0.1%
59,330	P	Ford Motor Co. Capital Trust II	913,682
			913,682
		Banks: 1.0%
6,780		Bank of America Corp.	5,681,640
18,444		Keycorp	1,567,924
2,450		Wachovia Corp.	943,250
			8,192,814
		Diversified Financial Services: 1.0%
177,850	P	Citigroup, Inc.	7,291,850
35,000	P	Omnicare, Inc.	1,400,000
			8,691,850
		Healthcare - Services: 0.1%
1,700	#	Healthsouth Corp.	1,279,675
			1,279,675
		Household Products/Wares: 0.1%
26,425		Avery Dennison Corp.	1,139,710
			1,139,710
		Housewares: 0.2%
46,000	P	Newell Financial Trust I	1,785,375
			1,785,375
		Pharmaceuticals: 0.4%
18,488		Schering-Plough Corp.	3,198,794
			3,198,794
		Pipelines: 0.4%
105,000	P	El Paso Energy Capital Trust I	3,496,500
			3,496,500
		Telecommunications: 0.3%
6,000	P	Lucent Technologies Capital Trust I	2,340,000
			2,340,000
		Total Preferred Stock (Cost $43,833,847)	32,975,650

Principal Amount			Value
CONVERTIBLE BONDS: 7.7%
		Advertising: 0.2%
$1,833,000	#, C	Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	$1,798,631
			1,798,631
		Aerospace/Defense: 0.6%
4,225,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	4,631,656
			4,631,656
		Airlines: 0.1%
1,500,000	C	UAL Corp., 4.500%, due 06/30/21	626,550
			626,550
		Auto Manufacturers: 0.1%
1,277,000	C	Ford Motor Co., 4.250%, due 12/15/36	847,609
			847,609
		Biotechnology: 1.2%
8,000,000	#	Amgen, Inc., 0.375%, due 02/01/13	7,240,000
2,550,000	C	Invitrogen Corp., 1.500%, due 02/15/24	2,310,938
725,000	C	Invitrogen Corp., 3.250%, due 06/15/25	699,625
			10,250,563
		Commercial Services: 0.1%
936,000	#, C	Live Nation, Inc., 2.875%, due 07/15/27	773,370
			773,370
		Computers: 0.5%
1,000,000		Cadence Design Systems, Inc., 1.375%, due 12/15/11	732,500
1,100,000		Cadence Design Systems, Inc., 1.500%, due 12/15/13	713,625
520,000	#	NetApp, Inc., 1.750%, due 06/01/13	445,900
2,548,000		SanDisk Corp., 1.000%, due 05/15/13	2,035,215
			3,927,240
		Entertainment: 0.3%
3,014,000	C	International Game Technology, 2.600%, due 12/15/36	2,833,160
			2,833,160

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Environmental Control: 0.1%
$1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	$1,094,243
			1,094,243
		Healthcare - Products: 0.8%
1,300,000	C	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	1,161,875
2,250,000	C	Advanced Medical Optics, Inc., 3.250%, due 08/01/26	1,479,375
1,402,000	C	Affymetrix, Inc., 3.500%, due 01/15/38	988,410
2,310,000		Medtronic, Inc., 1.500%, due 04/15/11	2,310,000
660,000	#	St. Jude Medical, Inc., 1.220%, due 12/15/08	658,350
207,000		Wright Medical Group, Inc., 2.625%, due 12/01/14	218,644
			6,816,654
		Media: 0.3%
1,342,800	C	Liberty Media Corp., 3.125%, due 03/30/23	1,230,341
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,382,844
			2,613,185
		Miscellaneous Manufacturing: 0.7%
3,750,000	C	3M Co., 0.860%, due 11/21/32	3,051,563
2,700,000	C	Eastman Kodak Co., 3.375%, due 10/15/33	2,534,625
			5,586,188
		Packaging & Containers: 0.3%
2,900,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	2,729,625
			2,729,625
		Pharmaceuticals: 1.0%
3,400,000		Mylan, Inc., 1.250%, due 03/15/12	2,630,750
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	2,567,400
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,292,500
			8,490,650
		Retail: 0.1%
1,376,000		Rite Aid Corp., 8.500%, due 05/15/15	834,200
			834,200
		Semiconductors: 0.2%
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	1,843,680
			1,843,680
		Telecommunications: 1.1%
2,000,000	#, C	JDS Uniphase Corp., 1.000%, due 05/15/26	1,332,500
2,600,000	C, Z	JDS Uniphase Corp., 1.260%, due 11/15/10	2,531,750
2,200,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	1,740,750
2,400,000		Level 3 Communications, Inc., 6.000%, due 03/15/10	2,112,000
1,928,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	1,347,190
			9,064,190
		Total Convertible Bonds (Cost $73,409,681)	64,761,394
CORPORATE BONDS/NOTES: 7.7%
		Agriculture: 0.1%
290,000	C	Archer-Daniels-Midland Co., 5.450%, due 03/15/18	268,641
495,000		Philip Morris International, Inc., 5.650%, due 05/16/18	458,371
			727,012
		Airlines: 0.2%
433,690		America West Airlines, Inc., 7.100%, due 04/02/21	355,626
1,300,000	C	AMR Corp., 4.500%, due 02/15/24	1,176,500
			1,532,126
		Auto Manufacturers: 0.0%
325,000		DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	337,071
			337,071
		Banks: 0.6%
585,000		Bank of America Corp., 5.650%, due 05/01/18	493,608
615,000		Bank of America Corp., 5.750%, due 12/01/17	522,398
245,000		Bank of New York Mellon Corp., 4.500%, due 04/01/13	229,607
175,000		Bank One Corp., 6.000%, due 02/17/09	173,836
790,000		Credit Suisse, 6.000%, due 02/15/18	689,430
465,000	#	HBOS PLC, 6.750%, due 05/21/18	390,543
320,000		Popular North America, Inc., 5.650%, due 04/15/09	316,196
905,000	#	Unicredit Luxembourg Finance SA, 2.846%, due 10/24/08	904,864
1,120,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	470,612
245,000		Wachovia Corp., 5.500%, due 05/01/13	202,890
715,000		Wells Fargo & Co., 5.625%, due 12/11/17	658,262
			5,052,246
		Beverages: 0.1%
160,000	#, C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	154,707
485,000	#	FBG Finance Ltd., 5.125%, due 06/15/15	455,455
			610,162

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Biotechnology: 0.1%
$425,000	C	Amgen, Inc., 5.850%, due 06/01/17	$408,644
340,000	C	Biogen Idec, Inc., 6.875%, due 03/01/18	335,813
			744,457
		Chemicals: 0.1%
215,000	C	EI Du Pont de Nemours & Co., 6.000%, due 07/15/18	210,249
380,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	379,330
80,000	C	Monsanto Co., 5.125%, due 04/15/18	76,227
			665,806
		Computers: 0.0%
240,000	#, C	Dell, Inc., 5.650%, due 04/15/18	220,782
135,000	C	Hewlett-Packard Co., 5.500%, due 03/01/18	126,909
			347,691
		Diversified Financial Services: 1.7%
1,100,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	891,871
550,000		American Express Credit Corp., 7.300%, due 08/20/13	531,022
480,000		Bear Stearns Cos, Inc., 7.250%, due 02/01/18	462,707
320,000		Bear Stearns Cos., Inc., 6.400%, due 10/02/17	299,344
125,000		Caterpillar Financial Services Corp., 4.900%, due 08/15/13	118,485
365,000		Citigroup, Inc., 5.875%, due 05/29/37	253,773
575,000		Citigroup, Inc., 6.125%, due 11/21/17	488,108
395,000		Citigroup, Inc., 6.125%, due 05/15/18	327,622
150,000		Credit Suisse First Boston USA, Inc., 5.125%, due 08/15/15	133,828
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	480,061
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	241,801
970,000		General Electric Capital Corp., 5.625%, due 09/15/17	833,902
1,485,000		General Electric Capital Corp., 5.625%, due 05/01/18	1,257,448
725,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	603,871
725,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	485,169
290,000	#, C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	272,009
125,000		HSBC Finance Corp., 4.125%, due 12/15/08	123,672
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	154,738
150,000		HSBC Finance Corp., 6.375%, due 10/15/11	148,526
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	779,469
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	51,044
305,000		John Deere Capital Corp., 5.750%, due 09/10/18	284,183
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	80,138
930,000		JPMorgan Chase & Co., 4.750%, due 05/01/13	866,364
500,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	501,940
285,000	±, C	Lehman Brothers Holdings, Inc., Discount Note, due 01/03/17	1,425
375,000	±, C	Lehman Brothers Holdings, Inc., Discount Note, due 07/19/17	1,875
805,000	±, C	Lehman Brothers Holdings, Inc., Discount Note, due 07/17/37	4,025
400,000	#, C	Mantis Reef Ltd., 4.692%, due 11/14/08	399,675
1,150,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	1,019,168
430,000		NYSE Euronext, 4.800%, due 06/28/13	409,794
200,000	#, C	Pearson Dollar Finance PLC, 6.250%, due 05/06/18	192,326
480,000		Textron Financial Corp., 5.125%, due 02/03/11	480,952
355,000	#, C	Two-Rock Pass-through Trust, 3.743%, due 02/11/50	7,544
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	663,498
			13,851,377
		Electric: 0.7%
500,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	463,057
485,000	C	Carolina Power & Light Co., 5.125%, due 09/15/13	484,859
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	107,875
215,000	C	Consumers Energy Co., 4.800%, due 02/17/09	214,970
280,000	C	Detroit Edison Co., 6.125%, due 10/01/10	287,302
650,000	#, C	E.ON International Finance BV, 5.800%, due 04/30/18	622,361
225,000	C	Entergy Gulf States, Inc., 3.210%, due 12/01/09	223,010
60,000	#, C	Entergy Gulf States, Inc., 3.565%, due 12/08/08	59,875
435,000	#, C	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	436,493
235,000	C	Nisource Finance Corp., 3.381%, due 11/23/09	229,063
250,000	C	Nisource Finance Corp., 6.800%, due 01/15/19	227,491
210,000	C	Ohio Edison Co., 6.400%, due 07/15/16	200,092
470,000	C	Ohio Power Co., 6.000%, due 06/01/16	449,130
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,362,988
190,000	C	Peco Energy Co., 5.350%, due 03/01/18	172,913
200,000	C	PPL Energy Supply, LLC, 6.300%, due 07/15/13	194,752
175,000	C	Public Service Co. of Colorado, 6.500%, due 08/01/38	166,747
230,000	C	Union Electric Co., 6.700%, due 02/01/19	222,501
			6,125,479
		Electrical Components & Equipment: 0.1%
365,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	369,622
280,000	#	LG Electronics, Inc., 5.000%, due 06/17/10	276,793
			646,415

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Electronics: 0.1%
$445,000	C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	$428,068
			428,068
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	155,396
			155,396
		Food: 0.2%
205,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	198,478
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	208,592
90,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	94,711
240,000	C	General Mills, Inc., 5.250%, due 08/15/13	238,404
370,000		Kraft Foods, Inc., 6.125%, due 08/23/18	346,111
160,000	C	Kroger Co., 5.000%, due 04/15/13	152,902
60,000	C	Kroger Co., 6.400%, due 08/15/17	57,626
			1,296,824
		Healthcare - Products: 0.1%
200,000	C	Baxter International, Inc., 4.625%, due 03/15/15	191,990
305,000	C	Baxter International, Inc., 5.375%, due 06/01/18	292,115
325,000	C	Covidien International Finance SA, 6.000%, due 10/15/17	321,650
			805,755
		Healthcare - Services: 0.3%
450,000	#, C	Health Management Associates, Inc., 3.750%, due 05/01/28	316,103
2,544,000	C	LifePoint Hospitals, Inc., 3.500%, due 05/15/14	2,092,440
265,000	C	UnitedHealth Group, Inc., 6.000%, due 02/15/18	240,137
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	93,156
			2,741,836
		Insurance: 0.5%
275,000	C	Ace INA Holdings, Inc., 5.600%, due 05/15/15	260,572
770,000	#	Berkshire Hathaway Finance Corp., 5.400%, due 05/15/18	747,285
295,000	#, C	Catlin Insurance Co., Ltd., 7.249%, due 12/31/49	131,847
75,000	C	Chubb Corp., 5.750%, due 05/15/18	69,628
2,035,000	+, C	Conseco, Inc., 3.500%, due 09/30/35	1,460,113
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	215,211
300,000	C	MetLife, Inc., 6.817%, due 08/15/18	284,358
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	260,168
205,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	194,916
135,000		Prudential Financial, Inc., 6.625%, due 12/01/37	113,672
235,000	C	Travelers Cos., Inc., 5.800%, due 05/15/18	215,769
			3,953,539
		Iron/Steel: 0.1%
355,000	#, C	ArcelorMittal, 6.125%, due 06/01/18	315,120
225,000	#	GTL Trade Finance, Inc., 7.250%, due 10/20/17	216,078
			531,198
		Lodging: 0.0%
295,000	C	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, due 05/15/18	264,176
			264,176
		Media: 0.4%
955,000	C	Comcast Corp., 5.700%, due 05/15/18	835,049
295,000	#, C	COX Communications, Inc., 6.250%, due 06/01/18	274,629
290,000	C	Grupo Televisa SA, 6.000%, due 05/15/18	275,144
335,000	C	Time Warner Cable, Inc., 6.750%, due 07/01/18	313,410
530,000	C	Time Warner, Inc., 5.875%, due 11/15/16	466,527
495,000	C	Viacom, Inc., 6.875%, due 04/30/36	397,896
435,000	#, C	Vivendi, 6.625%, due 04/04/18	419,442
			2,982,097
		Mining: 0.0%
375,000	C	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	355,230
			355,230
		Miscellaneous Manufacturing: 0.1%
710,000		General Electric Co., 5.250%, due 12/06/17	622,362
315,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	297,031
270,000	C	Parker Hannifin Corp., 5.500%, due 05/15/18	269,834
			1,189,227
		Office/Business Equipment: 0.0%
250,000	C	Xerox Corp., 6.350%, due 05/15/18	228,923
			228,923
		Oil & Gas: 0.3%
580,000	C	ConocoPhillips, 5.200%, due 05/15/18	542,197
215,000	C	Devon Financing Corp. ULC, 7.875%, due 09/30/31	218,907
100,000	C	Equitable Resources, Inc., 6.500%, due 04/01/18	95,574
100,000	#	Gaz Capital SA, 6.510%, due 03/07/22	72,250
175,000	C	Marathon Oil Corp., 5.900%, due 03/15/18	155,678
285,000	C	Marathon Oil Corp., 6.000%, due 10/01/17	256,445

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$275,000	C	Petro-Canada, 6.050%, due 05/15/18	$240,469
355,000	C	Questar Market Resources, Inc., 6.800%, due 04/01/18	358,566
350,000	C	Valero Energy Corp., 3.500%, due 04/01/09	347,440
395,000	C	XTO Energy, Inc., 5.500%, due 06/15/18	349,788
			2,637,314
		Oil & Gas Services: 0.0%
220,000	C	Weatherford International Ltd., 6.000%, due 03/15/18	197,862
			197,862
		Pharmaceuticals: 0.4%
1,172,000	C	Allergan, Inc., 1.500%, due 04/01/26	1,218,880
300,000	C	AstraZeneca PLC, 5.900%, due 09/15/17	295,897
565,000	C	Bristol-Myers Squibb Co., 5.450%, due 05/01/18	534,511
530,000	C	GlaxoSmithKline Capital, Inc., 5.650%, due 05/15/18	504,107
265,000	C	Medco Health Solutions, Inc., 7.125%, due 03/15/18	268,983
190,000	C	Wyeth, 5.450%, due 04/01/17	183,920
60,000	C	Wyeth, 5.500%, due 02/15/16	58,647
			3,064,945
		Pipelines: 0.2%
135,000	C	CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	107,115
90,000	C	Centerpoint Energy, Inc., 7.875%, due 04/01/13	92,467
175,000	C	Consolidated Natural Gas Co., 6.250%, due 11/01/11	176,685
230,000	C	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	205,225
485,000	C	Plains All American Pipeline LP, 6.700%, due 05/15/36	419,220
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	209,510
300,000	C	TransCanada Pipelines Ltd., 6.500%, due 08/15/18	291,483
			1,501,705
		Real Estate: 0.1%
110,000	C	Brookfield Asset Management, Inc., 5.800%, due 04/25/17	96,877
575,000		Brookfield Asset Management, Inc., 7.125%, due 06/15/12	575,909
110,000	C	Prologis, 6.625%, due 05/15/18	94,635
			767,421
		Retail: 0.3%
130,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	132,005
130,000	C	CVS Caremark Corp., 5.750%, due 06/01/17	121,686
422,341	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	380,131
10,000	C	Federated Department Stores, Inc., 6.900%, due 04/01/29	7,839
680,000	C	Home Depot, Inc., 2.944%, due 12/16/09	639,947
340,000	C	Home Depot, Inc., 5.400%, due 03/01/16	289,531
180,000	C	Walgreen Co., 4.875%, due 08/01/13	180,136
470,000		Wal-Mart Stores, Inc., 4.250%, due 04/15/13	461,775
380,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	409,672
			2,622,722
		Savings & Loans: 0.1%
630,000	#	Nationwide Building Society, 4.250%, due 02/01/10	619,618
830,000		Sovereign Bancorp., Inc., 3.440%, due 03/23/10	589,302
			1,208,920
		Semiconductors: 0.2%
360,000	C	Kla-Tencor Corp., 6.900%, due 05/01/18	335,297
1,927,000	#, C	Linear Technology Corp., 3.000%, due 05/01/27	1,647,585
			1,982,882
		Software: 0.0%
450,000	C	Oracle Corp., 5.750%, due 04/15/18	418,573
			418,573
		Telecommunications: 0.5%
200,000	+, C	AT&T Corp., 8.000%, due 11/15/31	203,086
140,000	C	AT&T, Inc., 5.600%, due 05/15/18	125,531
270,000	C	AT&T, Inc., 6.150%, due 09/15/34	225,828
795,000	C	AT&T, Inc., 6.300%, due 01/15/38	660,375
245,000		Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	237,493
535,000	C	France Telecom SA, 8.500%, due 03/01/31	581,933
515,000	C	Telecom Italia Capital SA, 4.000%, due 01/15/10	500,214
55,000	C	Telecom Italia Capital SA, 4.875%, due 10/01/10	53,493
185,000	C	Telecom Italia Capital SA, 6.999%, due 06/04/18	166,346
550,000	C	Telefonica Europe BV, 8.250%, due 09/15/30	554,246
800,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	708,416
160,000	C	Vodafone Group PLC, 5.625%, due 02/27/17	142,454
			4,159,415
		Transportation: 0.1%
470,000	C	Burlington Northern Santa Fe Corp., 6.125%, due 03/15/09	469,980
80,000	C	Canadian National Railway Co., 5.550%, due 05/15/18	79,115
			549,095
		Total Corporate Bonds/Notes (Cost $73,546,001)	64,682,965

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.3%
		Federal Home Loan Mortgage Corporation##: 1.0%
$1,350,000		5.125%, due 11/17/17	$1,393,717
2,150,000		6.250%, due 07/15/32	2,511,576
3,200,000		6.750%, due 03/15/31	3,932,566
			7,837,859
		Federal National Mortgage Association##: 1.3%
4,600,000		5.000%, due 05/11/17	4,713,694
5,275,000		6.625%, due 11/15/30	6,385,931
			11,099,625
		Total U.S. Government Agency Obligations (Cost $18,311,370)	18,937,484
U.S. TREASURY OBLIGATIONS: 15.4%
		U.S. Treasury Bonds: 7.7%
2,000,000		3.875%, due 02/15/13	2,081,720
9,100,000		4.000%, due 02/15/15	9,559,268
27,040,000		4.250%, due 08/15/13	28,710,991
1,300,000		4.250%, due 11/15/13	1,382,672
1,455,000		4.250%, due 11/15/14	1,549,008
800,000		4.375%, due 02/15/38	810,438
430,000		4.625%, due 02/15/17	457,715
475,000		4.750%, due 02/15/37	508,250
10,000,000		5.750%, due 08/15/10	10,712,510
3,150,000		6.250%, due 08/15/23	3,783,200
1,700,000		6.250%, due 05/15/30	2,135,627
2,200,000		9.000%, due 11/15/18	3,106,125
			64,797,524
		U.S. Treasury Notes: 7.5%
11,800,000		2.000%, due 02/28/10	11,812,909
1,000,000		2.750%, due 02/28/13	995,157
7,800,000		3.125%, due 11/30/09	7,914,566
2,870,000		3.250%, due 12/31/09	2,918,434
1,835,000		3.625%, due 12/31/12	1,899,227
8,450,000		3.875%, due 05/15/09	8,565,528
5,000		4.125%, due 08/31/12	5,271
9,975,000		4.500%, due 02/28/11	10,555,585
2,500,000		4.625%, due 02/29/12	2,669,143
4,600,000		4.625%, due 07/31/12	4,929,907
8,100,000		4.875%, due 05/15/09	8,256,306
2,100,000		5.125%, due 06/30/11	2,266,524
			62,788,557
		U.S. Treasury STRIP: 0.2%
3,100,000	^	6.800%, due 05/15/25	1,444,092
			1,444,092
		Total U.S. Treasury Obligations (Cost $126,534,621)	129,030,173
ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed Securities: 0.8%
1,300,000	C	Capital Auto Receivables Asset Trust, 2.548%, due 07/15/10	1,286,551
996,625	C	Capital Auto Receivables Asset Trust, 4.980%, due 05/15/11	986,530
51,326	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	51,342
335,217	#, C	Capital Auto Receivables Asset Trust, 5.310%, due 10/20/09	335,303
343,569	C	Capital One Auto Finance Trust, 5.070%, due 07/15/11	334,832
138,064	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	138,091
866,396	C	Ford Credit Auto Owner Trust, 5.260%, due 10/15/10	868,067
647,111	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12	606,727
518,738	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	516,180
713,966	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	711,284
500,000	#, C	Hertz Vehicle Financing, LLC, 4.930%, due 02/25/10	492,113
71,652	C	Honda Auto Receivables Owner Trust, 4.850%, due 10/19/09	71,722
			6,398,742
		Credit Card Asset-Backed Securities: 0.1%
1,050,000		Citibank Credit Card Issuance Trust, 3.194%, due 03/22/12	1,023,936
			1,023,936
		Other Asset-Backed Securities: 0.1%
257,145	C	Caterpillar Financial Asset Trust, 5.570%, due 05/25/10	258,091
462,337	C	CIT Equipment Collateral, 5.070%, due 02/20/10	462,834
183,074	C	CNH Equipment Trust, 5.200%, due 06/15/10	183,577
95,458	#, C	GE Equipment Small Ticket, LLC, 4.880%, due 10/22/09	95,369
			999,871
		Total Asset-Backed Securities (Cost $8,527,478)	8,422,549

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
$1,320,000	C	Federative Republic of Brazil, 6.000%, due 01/17/17		$1,277,100
295,000	#	Korea Railroad Corp., 5.375%, due 05/15/13		276,881
		Total Other Bonds (Cost $1,642,092)		1,553,981
		Total Investments in Securities
		(Cost $847,165,376)*	96.3%	$807,741,810
		Other Assets and Liabilities - Net	3.7	31,039,723
		Net Assets	100.0%	$838,781,533

	@	Non-income producing security
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	±	Defaulted security
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $852,697,695.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$48,049,221
		Gross Unrealized Depreciation		(93,005,106)
		Net Unrealized Depreciation		$(44,955,885)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments *
Level 1 - Quoted Prices	$487,015,604	$176,707
Level 2 - Other Significant Observable Inputs	320,370,580	—
Level 3 - Significant Unobservable Inputs	355,626	—
Total	$807,741,810	$176,707

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$461,517	$—
Net purchases/sales	(10,182)	—
Total realized and unrealized gain (loss)	(94,590)	—
Amortization of premium/discount	(1,119)	—
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$355,626	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(93,847).

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING Van Kampen Equity and Income Portfolio Open Futures Contracts on September 30, 2008

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500 E-Mini	72	12/19/08	$176,707
			$176,707

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	December 1, 2008